                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03692

Morgan Stanley Variable Investment Series
                         (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                  (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

ANNUAL REPORT
DECEMBER 31, 2005

MORGAN STANLEY VARIABLE INVESTMENT SERIES
TABLE OF CONTENTS

Letter to the Shareholders                                         1
Expense Example                                                   28

Portfolio of Investments:
  Money Market                                                    34
  Limited Duration                                                36
  Income Plus                                                     47
  High Yield                                                      55
  Utilities                                                       67
  Income Builder                                                  70
  Dividend  Growth                                                77
  Global Dividend Growth                                          81
  European Equity                                                 86
  Equity                                                          90
  S&P 500 Index                                                   94
  Global Advantage                                               106
  Aggressive Equity                                              112
  Information                                                    115
  Strategist                                                     118

Financial Statements:
  Statements of Assets and Liabilities                           132
  Statements of Operations                                       135
  Statements of  Changes in Net Assets                           138
Notes to Financial Statements                                    150
Financial Highlights                                             166
Report of Independent Registered Public Accounting  Firm         178
Trustee and Officer  Information                                 179

MORGAN STANLEY VARIABLE INVESTMENT SERIES
LETTER TO THE SHAREHOLDERS - DECEMBER 31, 2005

Dear Shareholders,

In 2005, investors found themselves confronted with a myriad of uncertainties -- from soaring oil prices and inflation to natural disasters of unprecedented scope. Stock and bond markets advanced nonetheless, as the positive effects of global economic growth won the day. Broadly speaking, stocks outperformed bonds in the United States. Larger returns were to be had abroad, however, with many emerging markets generating especially strong returns.

DOMESTIC EQUITY OVERVIEW

Energy prices, inflationary pressures, monetary policy, the strength of the consumer and the pace of economic growth were the U.S. market's dominant concerns during 2005. Although energy prices remained high, consumer confidence and spending held up reasonably well, inflation was largely contained and the economy advanced at a good clip. On the corporate front, strong profits, healthy balance sheets and respectable earnings were positive influences on the market, as was ongoing merger-and-acquisition activity.

For the year, the stock market gained 4.91 percent, as measured by the Standard & Poor's 500(R) Index ("the Index"). This muted return was earned in a climate of fluctuating sentiment. After a 2004 year-end rally, the market sold-off in the first four months of 2005 as investors moved to lock in profits. Rekindled anxiety about rising oil prices took hold, and trouble at U.S. automakers hinted at a potential economic slowdown. From May through July, better economic data -- including improved consumer confidence, a pick-up in retail sales and solid gross domestic product growth -- helped the stock market gain back ground.

Stocks lost momentum from August through October. In the wake of the Gulf Coast hurricanes, prices for crude oil and gasoline spiked, consumer confidence fell and raw materials costs increased. Renewed inflation concerns roiled the market, as did indications from the Federal Open Market Committee (the "Fed") that ongoing increases to the federal funds rate were likely.

Despite these factors, the stock market demonstrated resiliency, particularly as indications emerged that the impact of the hurricanes on economic growth would be less severe than initially anticipated. By late October, the market renewed its advance. Energy prices dipped, consumer confidence rebounded and retail sales data were stronger than many expected.

During the final weeks of the period, the market was buffeted by cross currents. Yield trends in the bond market, rising gold prices and additional increases to the federal funds target rate gave investors pause. On the other hand, sentiment was boosted by a range of factors including favorable productivity and jobs data, and merger-and-acquisition activity in the oil sector. Many investors were also heartened by the Fed's comments that the pace of rate increases could slow or cease.

For the year, mid-cap stocks bested their small- and large-cap counterparts. Value stocks narrowly outperformed growth stocks, with both styles returning respectable gains. Within the S&P 500 Index, energy and utilities were the best performing sectors during the 12-month period, driven by high commodity prices. Despite interest rate concerns, the financials sector was strong, supported by companies with exposure to capital markets and insurance companies. Health care companies (except large-cap pharmaceuticals) also showed strength in the overall market. In contrast, the Index's consumer discretionary sector was a significant laggard, hurt by flagging performance in auto and auto-related industries and media stocks. The telecommunication services sector was another significant drag in the Index. Among the factors hampering the sector were industry consolidation and the significant capital expenditures needed to fund future growth, as well as increased competition.

INTERNATIONAL EQUITY OVERVIEW

During the 12-month period ended December 31, 2005, international markets advanced on positive news from the world's major economic regions. Stubbornly high oil prices, weakening consumer confidence, devastating natural disasters, rising U.S. interest rates and mounting worries about global inflation were ongoing concerns, but markets gained nonetheless.

Europe's economy showed signs of renewed strength. The European Central Bank raised interest rates to stave off inflation, bolstering confidence that the economy was indeed growing at a sustainable pace. Exports continued to drive growth, as demand from Eastern Europe, Asia and the United States remained strong. The major European markets gained as investors took a more positive view of the prospects of the German economy. On the other hand, in the United Kingdom, equity markets were weaker due, in part, to concerns of slowing consumer and industrial trends. However, market sentiment brightened as the period progressed, however.

In Japan, improved economic and political outlooks fuelled strong performance in the second half of the reporting period. Although macroeconomic indicators had recovered gradually throughout the year, it was Prime Minister Koizumi's call for postal privatization that spurred an equity market rally in August. Moreover, positive outlooks announced by Bank of Japan, dissipating deflationary pressures and the reelection of Prime Minister Koizumi further bolstered investor sentiment and attracted foreign investment.

Emerging markets bested the developed markets for the overall reporting period. Strong macroeconomic growth, good corporate governance, a healthy consumer and attractive commodity prices were among the factors that helped support investors' appetites for the region. In addition, domestic economic risk in the emerging markets remained relatively low.

FIXED INCOME OVERVIEW

A range of events influenced the fixed-income markets in 2005. The series of natural disasters that struck the U.S., combined with soaring energy prices, led to concerns about whether the economy could sustain its level of growth. In the wake of Hurricane Katrina, some observers initially believed that the economy would suffer lingering after effects. As the weeks progressed, however, it became apparent that the impact on the economy would be much smaller and more temporary than anticipated. Even the sharply higher energy prices failed to interrupt the positive economic momentum, and real gross domestic product growth continued at a good clip throughout the year.

Given the economy's solid growth and relatively low inflation, the Fed continued with its tightening policy, raising the federal funds target rate from 2.25 percent to 4.25 percent through eight increases of 25 basis points each. The minutes from the Fed's December meeting, however, indicated that this "measured pace" of increases may slow in the future.

Short- and intermediate-term Treasury yields rose sharply during the year in response to stronger-than-expected economic data and the Fed's numerous tightening moves. In contrast, 10-year Treasury yields experienced little net change for the year and 30-year yields declined slightly. As a result, the yield curve flattened during the reporting period.

The fundamentals of the high yield bond market remained positive throughout 2005. Default rates remained low, the economy advanced at a good clip, and corporate earnings trends continued to be favorable. Given the low yields available in the long-term bond market, high yield bonds were also rewarded by income-oriented investors. Yet, the period was also quite volatile, particularly from mid-March through mid-May. The migration of leading auto manufacturers into the high yield universe created doubt about corporate profitability overall and caused heightened concerns of supply-demand imbalances within the high yield market. Sentiment improved as the period progressed and investors returned their attention to the broader fundamentals of the high yield market.

Investment-grade corporate bonds underperformed other major U.S. bond market sectors as the credit downgrades of leading auto manufacturers roiled not only the high yield market, but the investment grade segment of the corporate market as well. Sector returns were unevenly distributed, with a few key names driving performance within each sector. Overall, Aa-rated issues posted the highest returns while medium-quality, Baa-rated issues lagged. Among the corporate sub-sectors, the best performers were energy, utilities, and banking issues. The most significant industry laggards were automotive manufacturers and parts producers.

AGGRESSIVE EQUITY PORTFOLIO

For the 12-month period ended December 31, 2005, Aggressive Equity Portfolio Class X shares produced a total return of 23.17 percent versus 5.17 percent for the Russell 3000(R) Growth Index. For the same period, the Portfolio's Class Y shares returned 22.72 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio outperformed the Russell 3000(R) Growth Index due to solid stock selection across a range of industries. Holdings in the consumer discretionary, energy and financial services sectors were leading contributors to the Portfolio's outperformance. Within consumer discretionary, stock selection in the consumer electronics, commercial services and retail groups boosted relative performance, and more than offset the negative influence of a large sector overweight. Within the energy sector, the Portfolio's stake in the crude oil producer industry proved beneficial, as did an overall overweight versus the index in energy stocks. Stock selection in the financial services sector had a favorable impact on relative performance, driven primarily by diversified financial services. Miscellaneous financial companies furthered the Portfolio's advance.

Although the Portfolio outperformed its benchmark by a wide margin, not all areas contributed with equal strength. Health care was an area of weakness

[CHART]

GROWTH OF $10,000: AGGRESSIVE EQUITY -- CLASS X
($ in Thousands)

                CLASS X     RUSSELL 3000(R) GROWTH INDEX(3)
               ----------   -------------------------------
May-1999       $   10,000             $   10,000
Jun-1999       $   10,226             $   10,476
Sep-1999       $   10,367             $   10,082
Dec-1999       $   14,608             $   12,674
Mar-2000       $   15,951             $   13,598
Jun-2000       $   15,065             $   13,186
Sep-2000       $   16,519             $   12,489
Dec-2000       $   14,353             $    9,833
Mar-2001       $   11,284             $    7,817
Jun-2001       $   11,315             $    8,530
Sep-2001       $    9,573             $    6,823
Dec-2001       $   10,268             $    7,903
Mar-2002       $   10,258             $    7,702
Jun-2002       $    9,129             $    6,280
Sep-2002       $    7,957             $    5,307
Dec-2002       $    7,947             $    5,687
Mar-2003       $    7,755             $    5,616
Jun-2003       $    8,624             $    6,455
Sep-2003       $    8,857             $    6,736
Dec-2003       $   10,018             $    7,449
Mar-2004       $   10,271             $    7,534
Jun-2004       $   10,403             $    7,669
Sep-2004       $   10,070             $    7,263
Dec-2004       $   11,292             $    7,965
Mar-2005       $   10,767             $    7,620
Jun-2005       $   11,534             $    7,815
Sep-2005       $   12,675             $    8,144
Dec-2005       $   13,908(2)          $    8,377

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

       AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
---------------------------------------------------------------------
                   1 YEAR     5 YEARS     10 YEARS   SINCE INCEPTION*
---------------------------------------------------------------------
Class X             23.17%(1)  (0.63)%(1)       --               5.08%(1)
Class Y             22.72%(1)  (0.89)%(1)       --              (1.25)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Russell 3000(R) Growth Index measures the performance of those companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of May 4, 1999 for Class X and June 5, 2000 for Class Y.

for the portfolio, due primarily to stock selection within the biotechnology research and production industry, followed by stock selection in the drugs and pharmaceuticals industry and the health care management services industry. Moreover, the Portfolio's underweight to the health care sector tempered relative performance.

As of the close of the period, consumer discretionary was the largest sector weighting in the Portfolio, followed by health care and technology. The Portfolio's consumer discretionary position is overweighted versus the Russell benchmark, while health care and technology are underweighted versus the Index.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

DIVIDEND GROWTH PORTFOLIO

For the 12-month period ended December 31, 2005, Dividend Growth Portfolio Class X shares produced a total return of 5.61 percent, versus 4.91 percent for the S&P 500(R) Index. For the same period, the Portfolio's Class Y shares returned
5.35 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

[CHART]

GROWTH OF $10,000: DIVIDEND GROWTH -- CLASS X
($ in Thousands)

                CLASS X      S&P 500(R) INDEX(3)
               ----------    -------------------
Dec-1995       $   10,000        $   10,000
Dec-1996       $   12,396        $   12,295
Dec-1997       $   15,570        $   16,397
Dec-1998       $   17,793        $   21,082
Dec-1999       $   17,368        $   25,518
Dec-2000       $   18,288        $   23,192
Dec-2001       $   17,337        $   20,438
Dec-2002       $   14,214        $   15,923
Dec-2003       $   18,178        $   20,491
Dec-2004       $   19,716        $   22,721
Dec-2005       $   20,821(2)     $   23,836

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                5.61%(1)       2.63%(1)       7.61%(1)             9.15%(1)
Class Y                5.35%(1)       2.37%(1)         --                 3.48%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of March 1, 1990 for Class X and June 5, 2000 for Class Y.

For the most part, the Portfolio's performance during the period was driven by individual stocks, rather than broad trends affecting entire industries or sectors. Positive influences on the Portfolio's return relative to the benchmark included our selections in the consumer discretionary group. Although auto components and media stocks struggled in the broad index, the Portfolio's holdings in these areas did well. Exposure to multi-line retail also enhanced relative results. Select holdings in the consumer staples sector -- specifically in beverages and the food and staples retailing industry -- generated good gains for the Portfolio, as did technology picks. Among the Portfolio's technology holdings, computers and peripherals, semiconductors, and Internet software and services companies drove outperformance relative to the benchmark.

However, the Portfolio fell short of the Index in a few areas. Although the Portfolio's energy holdings achieved significant gains on an absolute basis, energy represented an area of underperformance relative to the benchmark. The Portfolio's large-cap, valuation-conscious orientation limited its participation in the stronger performance of the more volatile mid-caps that led within the Index. Telecommunications exposure detracted from the Portfolio's relative performance, given the industry's ongoing challenges. Among the factors hampering the sector were industry consolidation and the significant capital expenditures needed to fund future growth, as well as increased competition (especially from cable providers). Within the industrials sector, individual selections from a variety of industry groups dampened results. Commercial services and supplies and industrial conglomerates were among those holdings that fell short.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

EQUITY PORTFOLIO

For the 12-month period ended December 31, 2005, Equity Portfolio Class X shares produced a total return of 18.16 percent versus 5.17 percent for the Russell 3000(R) Growth Index. For the same period, the Portfolio's Class Y shares returned 17.89 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

Solid stock selection drove the Portfolio's outperformance of the Russell 3000(R) Growth Index. Sector allocations were beneficial as well. Holdings in the energy, financial services and technology sectors were leading contributors to the Portfolio's outperformance. Within the energy sector, crude oil producers garnered robust gains, while an overall overweight in energy stocks further enhanced returns. Stock selection in the financial services sector -- most notably, diversified financial services -- had a favorable impact on relative performance. A stake in the financial information services industry also had a meaningful impact, as did stock selection in the securities brokerage and services industry. Within technology, the Portfolio's stock selection in the computer technology companies and semiconductors and components companies was advantageous. A sector underweight also buoyed relative performance.

The main areas of weakness for the Portfolio were within its materials and processing and consumer staples holdings. Within materials and processing,

[CHART]

GROWTH OF $10,000: EQUITY -- CLASS X
($ in Thousands)

                CLASS X      RUSSELL 3000(R) GROWTH INDEX(3)
               ----------    -------------------------------
Dec-1995       $   10,000              $   10,000
Dec-1996       $   11,236              $   12,188
Dec-1997       $   15,442              $   15,691
Dec-1998       $   20,144              $   21,186
Dec-1999       $   31,948              $   28,352
Dec-2000       $   28,001              $   21,996
Dec-2001       $   20,478              $   17,679
Dec-2002       $   16,134              $   12,723
Dec-2003       $   19,813              $   16,664
Dec-2004       $   22,021              $   17,818
Dec-2005       $   26,019(2)           $   18,739

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X               18.16%(1)      (1.46)%(1)     10.03%(1)            12.37%(1)
Class Y               17.89%(1)      (1.70)%(1)        --                (2.25)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Russell 3000(R) Growth Index measures the performance of those companies in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of March 9, 1984 for Class X and June 5, 2000 for Class Y.

stock selection in gold companies was detrimental, while a sector overweight hurt as well. Stock selection in a variety of groups -- soft drinks, soaps and household chemicals, and drugs and grocery store chains -- was disadvantageous. The Portfolio's relative performance was also slowed by its underweight to the consumer staples sector.

As of the close of the period, consumer discretionary was the largest sector weighting in the Portfolio, followed by health care and technology. The Portfolio's consumer discretionary position is overweighted versus the Russell benchmark, while health care and technology are underweighted versus the Index.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

EUROPEAN EQUITY PORTFOLIO

For the 12-month period ended December 31, 2005, European Equity Portfolio Class X shares produced a total return of 8.69 percent, versus 9.42 percent for the MSCI Europe Index. For the same period, the Portfolio's Class Y shares returned
8.36 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

[CHART]

GROWTH OF $10,000: EUROPEAN EQUITY -- CLASS X
($ in Thousands)

                CLASS X      MSCI EUROPE INDEX
               ----------    -----------------
Dec-1995       $   10,000       $   10,000
Dec-1996       $   12,999       $   12,109
Dec-1997       $   15,089       $   14,991
Dec-1998       $   18,704       $   19,268
Dec-1999       $   24,149       $   22,330
Dec-2000       $   22,961       $   20,456
Dec-2001       $   18,884       $   16,385
Dec-2002       $   14,851       $   13,374
Dec-2003       $   19,162       $   18,529
Dec-2004       $   21,602       $   22,399
Dec-2005       $   23,480(2)    $   24,508

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                8.69%(1)       0.45%(1)       8.91%(1)            11.08%(1)
Class Y                8.36%(1)       0.21%(1)         --                (1.19)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) Europe Index measures the performance for a diverse range of global stock markets within Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of March 1, 1991 for Class X and June 5, 2000 for Class Y.

Relative to the benchmark, an overweight in food retailing dampened results. The Portfolio's exposure suffered from negative company-specific news. Moreover, the food and staples segment of the overall market fared poorly during the period, as negative regulatory activity in France and price competition in the United Kingdom hurt the sector. Other laggards in the Portfolio included our selection in capital goods and consumer services. Our picks in energy also fell short; the market favored smaller-cap exploration companies over the larger-cap, more established integrated oil companies held in the Portfolio.

However, the Portfolio did benefit from positive influences. Our selections in telecommunications enhanced relative performance. Merger and acquisition news boosted the Portfolio's exposure here, despite the sector's weak performance relative to the overall market. Selected holdings of semiconductor and semiconductor capital equipment stocks generated gains, due to increasing demand for chips (such as those used in flat-panel televisions), better capacity utilization, and improved pricing power. Stock selection in insurance also contributed positively. Against a backdrop of strong capital markets, insurance stocks benefited from rising investment returns, improved new-business pricing and internal restructuring.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

GLOBAL ADVANTAGE PORTFOLIO

For the 12-month period ended December 31, 2005, Global Advantage Portfolio Class X shares produced a total return of 6.80 percent, and the Portfolio's Class Y shares returned 6.44 percent, underperforming the MSCI World Index, which produced a total return of 9.49 percent for the same period. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio's performance was fueled primarily by individual stock selections in a variety of sectors. The Portfolio lost ground in its software holdings, particularly in security software, as well as in health care and personal goods exposure. Within consumer services, select gaming and casino stocks fell short. On a sector basis, the Portfolio's underweight in energy hampered relative performance. Energy was global markets' best performing sector, due to the lofty commodity prices commanded in an environment of geopolitical tensions, supply-demand imbalances and the U.S. Gulf Coast hurricanes. An overweight in the telecommunications sector -- one of the market's worst performing sectors during the period -- was another area of weakness in the Portfolio. Capital discipline concerns and increasing competition drove investors from telecommunications stocks.

[CHART]

GROWTH OF $10,000: GLOBAL ADVANTAGE -- CLASS X
($ in Thousands)

                 CLASS X     MSCI WORLD INDEX(3)
               ----------    -------------------
May-1998       $   10,000        $   10,000
Jun-1998       $    9,860        $   10,227
Sep-1998       $    8,290        $    9,001
Dec-1998       $    9,810        $   10,902
Mar-1999       $    9,980        $   11,291
Jun-1999       $   10,485        $   11,830
Sep-1999       $   10,495        $   11,654
Dec-1999       $   12,447        $   13,620
Mar-2000       $   12,779        $   13,760
Jun-2000       $   12,101        $   13,272
Sep-2000       $   11,637        $   12,605
Dec-2000       $   10,283        $   11,825
Mar-2001       $    8,566        $   10,307
Jun-2001       $    8,698        $   10,578
Sep-2001       $    7,378        $    9,058
Dec-2001       $    7,884        $    9,836
Mar-2002       $    7,972        $    9,869
Jun-2002       $    7,286        $    8,969
Sep-2002       $    5,777        $    7,320
Dec-2002       $    6,243        $    7,880
Mar-2003       $    5,888        $    7,481
Jun-2003       $    6,896        $    8,756
Sep-2003       $    7,221        $    9,179
Dec-2003       $    8,186        $   10,489
Mar-2004       $    8,444        $   10,764
Jun-2004       $    8,413        $   10,858
Sep-2004       $    8,131        $   10,749
Dec-2004       $    9,212        $   12,033
Mar-2005       $    8,976        $   11,899
Jun-2005       $    8,969        $   11,949
Sep-2005       $    9,567        $   12,783
Dec-2005       $    9,838(2)     $   13,174

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                6.80%(1)      (0.88)%(1)        --               (0.21)%(1)
Class Y                6.44%(1)      (1.13)%(1)        --               (3.91)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of May 18, 1998 for Class X and June 5, 2000 for Class Y.

On the positive side, our selections in pharmaceuticals and biotechnology companies drove gains. In biotechnology especially, both strong reported sales and above-expectation sales forecasts boosted stock prices. Health care equipment and services exposure benefited the Portfolio's relative return, as increasing demand and an improved pricing environment spurred good performance in this group. The portfolio also benefited from the stock selection in semiconductors and in automobiles, where the preference for Japanese over U.S. auto manufacturers produced a good investment return.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

GLOBAL DIVIDEND GROWTH PORTFOLIO

For the 12-month period ended December 31, 2005, Global Dividend Growth Portfolio Class X shares produced a total return of 6.34 percent versus 9.49 percent for the MSCI World Index. For the same period, the Portfolio's Class Y shares returned 6.17 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Portfolio benefited from stock selection in the consumer staples sector, with holdings in the tobacco industry and the food and beverage industry

[CHART]

GROWTH OF $10,000: GLOBAL DIVIDEND GROWTH -- CLASS X
($ in Thousands)

                 CLASS X       MSCI WORLD INDEX(3)
               ----------      -------------------
Dec-1995       $   10,000           $   10,000
Dec-1996       $   11,759           $   11,348
Dec-1997       $   13,174           $   13,137
Dec-1998       $   14,825           $   16,334
Dec-1999       $   16,998           $   20,407
Dec-2000       $   16,573           $   17,718
Dec-2001       $   15,538           $   14,737
Dec-2002       $   13,593           $   11,806
Dec-2003       $   17,952           $   15,715
Dec-2004       $   20,633           $   18,028
Dec-2005       $   21,941(2)        $   19,738

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                6.34%(1)       5.77%(1)       8.17%(1)             8.69%(1)
Class Y                6.17%(1)       5.52%(1)         --                 4.96%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of February 23, 1994 for Class X and June 5, 2000 for
     Class Y.

performing especially well. Because these companies enjoy predictable ongoing consumer demand for their products, they were particularly attractive in a less certain economic climate. The Portfolio was also well served by its industrials stocks. In particular, commercial aerospace stocks boosted returns as the market rewarded well-executed business strategies.

The Portfolio's energy holdings performed very well in absolute terms. Here, our value-conscious selection criteria prompted us to invest in large integrated oil companies rather than higher priced and more historically volatile oil services stocks. However, despite their gains, the integrated oil companies lagged the exceptional performance of oil services and thereby dampened the portfolio's performance versus the benchmark. Moreover, based on our analysis of long-term energy prices, the Portfolio was marginally underweight in the energy sector, and this positioning limited its performance relative to the benchmark.

Financial stocks detracted from performance. Select insurance stock exposure proved disadvantageous, due to losses resulting from the Gulf Coast hurricanes and company specific factors. Stock selection and overweighted positions in telecommunications services also hindered gains. As it was in the benchmark, the telecommunications services sector was the worst performing sector in the Portfolio. In Europe, market participants were apprehensive about how companies planned to utilize free cash flow; and these concerns were somewhat validated as certain telecommunication companies moved forward with expansion plans. Meanwhile, in the U.S., escalating capital expenditure costs and increasing competitive pressure from cable and broadband suppliers soured investor sentiment on the sector. Based on our analysis of these less favorable influences, we decreased exposure to U.S. companies as the period progressed. We invested selectively in Asian companies where we found compelling valuations and growth potential.

Also on the downside, an overweight to health care detracted from the Portfolio's overall performance.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

HIGH YIELD PORTFOLIO

For the 12-month period ended December 31, 2005, High Yield Portfolio Class X shares produced a total return of 2.18 percent versus 2.26 percent for the CSFB High Yield Index and 2.74 percent for the Lehman Brothers U.S. Corporate High Yield Index. For the same period, the Portfolio's Class Y shares returned 1.92 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

As the airline and auto industries struggled throughout the period, the Portfolio was well served by its underweighting in the transportation sector relative to the CSFB High Yield Index. Moreover, our investment discipline led us to steer clear of several of the most troubled names in the auto and auto-parts industry. Security selection in the cable, wireless and utility sectors also helped boost relative performance.

The Portfolio was hindered by security selection in the forest products, housing, financials, and telecommunications sectors. Within forest products, company-specific events slowed performance. In the housing sector, building product companies faltered as concerns grew about a slowing housing market. In financials, negative company-specific developments hindered the Portfolio's return.

[CHART]

GROWTH OF $10,000: HIGH YIELD -- CLASS X
($ in Thousands)

                                                               LEHMAN BROTHERS
                CLASS X       CSFB HIGH YIELD INDEX(3)  U.S. CORP. HIGH YIED INDEX(4)
               ----------     ------------------------  -----------------------------
Dec-1995       $   10,000            $   10,000                  $   10,000
Dec-1996       $   11,198            $   11,242                  $   11,135
Dec-1997       $   12,527            $   12,661                  $   12,556
Dec-1998       $   11,751            $   12,735                  $   12,791
Dec-1999       $   11,594            $   13,152                  $   13,097
Dec-2000       $    7,858            $   12,467                  $   12,329
Dec-2001       $    5,206            $   13,190                  $   12,980
Dec-2002       $    4,834            $   13,600                  $   12,798
Dec-2003       $    6,175            $   17,399                  $   16,505
Dec-2004       $    6,783            $   19,480                  $   18,342
Dec-2005       $    6,931(2)         $   19,920                  $   18,844

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                2.18%(1)      (2.48)%(1)     (3.60)%(1)            3.53%(1)
Class Y                1.92%(1)      (2.72)%(1)        --                (8.50)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The CSFB High Yield Index is designed to mirror the investible universe of the $US-denominated high yield debt market. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Portfolio's benchmark was changed from the Lehman Brothers U.S. Corporate High Yield Index to the CSFB High Yield Index to more accurately reflect the Portfolio's investible universe.
(4) The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. dollar denominations. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of March 9, 1984 for Class X and June 5, 2000 for Class Y.

Throughout the period, we sought to maintain a balanced and well-diversified portfolio of holdings. Our research intensive, risk conscious approach led us to increase in the Portfolio's exposure to the transportation, health care, food and tobacco, and energy sectors. (Although we increased exposure to transportation, the Portfolio remains underweight as compared to the Index.) In contrast, we decreased exposure to the housing, diversified media, and cable industries.

As the year progressed, we slightly decreased the amount of overall credit risk in the Portfolio within the parameters of our income-oriented discipline. We adopted this more conservative posture because the lower-quality segment of the market appeared to offer less value, in our view. In terms of issuer size, we continued to focus on larger companies because of their financial flexibility, their ability to withstand less-favorable financial conditions, and their superior access to capital markets.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

INCOME BUILDER PORTFOLIO

For the 12-month period ended December 31, 2005, Income Builder Portfolio Class X shares produced a total return of 6.96 percent, versus 7.05 percent for the Russell 1000(R) Value Index and 2.37 percent for the Lehman Brothers U.S. Government/Credit Index. For the same period, the Portfolio's Class Y shares returned 6.71 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

GROWTH OF $10,000: INCOME BUILDER -- CLASS X
($ in Thousands)

                                                                   LEHMAN BROTHERS
               CLASS X      RUSSELL 1000(R) VALUE INDEX(3)   U.S. GOV'T/CREDIT INDEX(4)
              ----------    ------------------------------   --------------------------
Jan-1997      $   10,000              $   10,000                      $   10,000
Mar-1997      $    9,830              $    9,779                      $    9,924
Jun-1997      $   10,801              $   11,220                      $   10,285
Sep-1997      $   11,885              $   12,338                      $   10,645
Dec-1997      $   12,238              $   12,889                      $   10,987
Mar-1998      $   12,977              $   14,392                      $   11,153
Jun-1998      $   12,843              $   14,456                      $   11,445
Sep-1998      $   11,499              $   12,781                      $   12,012
Dec-1998      $   12,632              $   14,903                      $   12,027
Mar-1999      $   12,442              $   15,117                      $   11,884
Jun-1999      $   13,767              $   16,822                      $   11,754
Sep-1999      $   12,794              $   15,174                      $   11,817
Dec-1999      $   13,524              $   15,998                      $   11,769
Mar-2000      $   13,166              $   16,075                      $   12,086
Jun-2000      $   12,970              $   15,321                      $   12,261
Sep-2000      $   13,249              $   16,526                      $   12,613
Dec-2000      $   13,547              $   17,121                      $   13,164
Mar-2001      $   13,793              $   16,118                      $   13,585
Jun-2001      $   14,210              $   16,905                      $   13,626
Sep-2001      $   13,175              $   15,054                      $   14,275
Dec-2001      $   13,859              $   16,164                      $   14,283
Mar-2002      $   14,300              $   16,825                      $   14,216
Jun-2002      $   13,672              $   15,392                      $   14,749
Sep-2002      $   11,900              $   12,502                      $   15,590
Dec-2002      $   12,800              $   13,655                      $   15,860
Mar-2003      $   12,413              $   12,990                      $   16,121
Jun-2003      $   13,896              $   15,234                      $   16,689
Sep-2003      $   14,197              $   15,549                      $   16,605
Dec-2003      $   15,467              $   17,755                      $   16,600
Mar-2004      $   15,813              $   18,293                      $   17,111
Jun-2004      $   15,897              $   18,454                      $   16,569
Sep-2004      $   15,985              $   18,739                      $   17,158
Dec-2004      $   17,162              $   20,684                      $   17,296
Mar-2005      $   17,126              $   20,702                      $   17,180
Jun-2005      $   17,429              $   21,048                      $   17,771
Sep-2005      $   18,166              $   21,866                      $   17,600
Dec-2005      $   18,356(2)           $   22,143                      $   17,706

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                6.96%(1)       6.27%(1)         --                 7.03%(1)
Class Y                6.71%(1)       6.00%(1)         --                 5.57%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(4) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of January 21, 1997 for Class X and June 5, 2000 for
     Class Y.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

From an absolute performance standpoint, energy was the Portfolio's best performing equity group. The Portfolio had a particular emphasis on refining and marketing companies, which generated standout gains. These companies were able to capture significantly wider profit margins as the spread between the rising cost of crude oil and the price for refining continued to increase. The Portfolio was well positioned in the financials sector. The Portfolio had limited exposure to regional banks, which tend to suffer disproportionately to other types of financial companies in a rising interest-rate and flattening yield curve environment. Diversified financial service companies, in which the Portfolio had more sizeable weighting, did well because of their capital markets exposure. Insurance securities were also a notable contributor in the financials area. Health care holdings, primarily in pharmaceuticals companies, were also a positive influence on performance. Less bad news, positive expectations for new drug launches, and favorable patent protection rulings helped buoy the beleaguered industry.

In contrast, the Portfolio's telecommunication services holdings did not fare so well. Within the industry, competition has intensified, and the landline companies have begun to lose revenues to cable and wireless carriers. Media securities, part of the consumer discretionary sector, also drove down returns, as these companies continued to slump amid weak advertising revenues.

The Portfolio's fixed income position posted a slightly negative return for the period, on an absolute basis. The fund focuses on investment-grade corporate bonds and Treasury securities, and these groups lagged other bond market sectors for the year.

Convertible securities represented 23.9 percent of assets at the close of the reporting period. Overall, this exposure tempered performance as convertible securities generally trailed stocks. Convertible securities tend to outperform when equity markets are more volatile than they were in 2005. The asset class faced significant challenges during the first half of the reporting period amid increased institutional selling and decreased new issuance. Among its convertible holdings, the Portfolio benefited from its emphasis on the energy sector. Positions in the oil services sector were a particular boon to performance. Rising commodity prices and steepening demand for oil rigs fuelled solid earnings growth for a number of the Portfolio's holdings. In contrast, exposure to the auto and auto parts industries and the independent power producer industry detracted from performance.

Within its investment-grade bond portion, the Portfolio gained from its security selection in the insurance sector, which outperformed for the period. Additionally, a focus on higher-quality credits, strong security selection in the energy sector, and an underweight versus the Lehman benchmark to the automotive sector further enhanced performance. During the period, we kept the overall interest-rate exposure of the Portfolio's bond allocation well below that of its benchmark. This posture was beneficial as interest rates rose across the short-term and intermediate-term portions of the curve. However, during periods of rate declines, such as we saw in the early part of the period, this defensive positioning detracted from relative performance.

For the fiscal year overall, the Portfolio's asset proportions remained fairly constant. As of the end of the reporting period, the Portfolio held 58.9 percent in stocks, 13.8 percent in bonds and 23.9 in convertible securities.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

INCOME PLUS

For the 12-month period ended December 31, 2005, Income Plus Portfolio Class X shares produced a total return of 3.33 percent, versus 2.43 percent for the Lehman Brothers U.S. Aggregate Index. For the same period, the Portfolio's Class Y shares returned 3.08 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

GROWTH OF $10,000: INCOME PLUS -- CLASS X
($ in Thousands)

                                 LEHMAN BROTHERS
                 CLASS X     U.S. AGGREGATE INDEX(3)
               ----------    -----------------------
Dec-1995       $   10,000           $   10,000
Dec-1996       $   10,156           $   10,363
Dec-1997       $   11,282           $   11,364
Dec-1998       $   12,261           $   12,351
Dec-1999       $   11,732           $   12,249
Dec-2000       $   13,032           $   13,673
Dec-2001       $   14,279           $   14,828
Dec-2002       $   15,067           $   16,348
Dec-2003       $   16,339           $   17,019
Dec-2004       $   17,193           $   17,758
Dec-2005       $   17,765(2)        $   18,189

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                3.33%(1)       6.39%(1)       5.91%(1)             7.60%(1)
Class Y                3.08%(1)       6.14%(1)         --                 7.02%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-based securities. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of March 1, 1987 for Class X and June 5, 2000 for Class Y.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

During the period, we kept the Portfolio's overall interest-rate exposure well below that of its benchmark. This posture was beneficial as interest rates rose across the short-term and intermediate-term portions of the curve. However, during periods of rate declines, such as we saw in the early part of the period, this defensive positioning detracted from relative performance.

Favorable sector and security selection decisions benefited performance. A defensive underweighting to the credit sector proved helpful as most credit spreads widened slightly. In terms of sector and industry positioning at the close of the period, the Portfolio was overweight versus the index in insurance, paper, energy and autos.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

INFORMATION PORTFOLIO

For the 12-month period ended December 31, 2005, Information Portfolio Class X shares produced a total return of 0.60 percent, versus 4.91 percent for the S&P 500(R) Index. For the same period, the Portfolio's Class Y shares returned 0.20 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

In the 12-month period ended December 31, 2005, the information technology sector modestly underperformed the broad market average. On an absolute basis, the technology sector's overall performance was flat for the year. A backdrop of rising interest rates and rising energy prices contributed to a lackluster environment for technology stock investing. Within the technology sector, performance diverged widely among individual industries. The best performing technology industries in the S&P 500(R) information technology category included semiconductors and semiconductor capital equipment, IT services and Internet software and services. Software and computers and peripherals turned in the weakest results.

Overall, stock selection was slightly negative and was offset by strong sector allocation. The Portfolio generated the strongest outperformance relative to the S&P 500(R) information technology category in semiconductors and semiconductor capital

[CHART]

GROWTH OF $10,000: INFORMATION -- CLASS X AND CLASS Y
($ in Thousands)

               CLASS X        CLASS Y       S&P 500(R) INDEX(3)
              ----------     ----------     -------------------
Nov-2000      $   10,000     $   10,000          $   10,000
Dec-2000      $    9,310     $    9,310          $    9,236
Mar-2001      $    5,730     $    5,720          $    8,142
Jun-2001      $    6,140     $    6,129          $    8,618
Sep-2001      $    4,016     $    4,006          $    7,353
Dec-2001      $    5,318     $    5,308          $    8,139
Mar-2002      $    4,818     $    4,807          $    8,163
Jun-2002      $    3,474     $    3,466          $    7,069
Sep-2002      $    2,560     $    2,544          $    5,848
Dec-2002      $    3,027     $    3,010          $    6,342
Mar-2003      $    3,007     $    2,990          $    6,142
Jun-2003      $    3,728     $    3,710          $    7,087
Sep-2003      $    4,256     $    4,226          $    7,275
Dec-2003      $    4,876     $    4,835          $    8,160
Mar-2004      $    4,896     $    4,855          $    8,299
Jun-2004      $    4,804     $    4,753          $    8,441
Sep-2004      $    4,297     $    4,257          $    8,284
Dec-2004      $    5,048     $    4,997          $    9,049
Mar-2005      $    4,652     $    4,601          $    8,854
Jun-2005      $    4,744     $    4,683          $    8,975
Sep-2005      $    5,028     $    4,976          $    9,299
Dec-2005      $    5,079(2)  $    5,007(2)       $    9,493

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS X AND CLASS Y SHARES WILL VARY DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                0.60%(1)     (11.41)%(1)        --               (12.33)%(1)
Class Y                0.20%(1)     (11.67)%(1)        --               (12.57)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying porfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception date of November 6, 2000.

equipment and in communications equipment. Strong stock selection accounted for the bulk of outperformance, although an overweight in semiconductors and an underweight in communications equipment contributed positively as well. The Portfolio's overweight in Internet software and services and underweight in computers and peripherals also contributed positively to relative returns. Poor stock selection in software was the largest detractor to overall performance, but was offset somewhat by the allocation effect of being underweight the sector. Overweight positions in Internet and catalogue retail and in diversified telecommunications also contributed negatively to relative returns.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

LIMITED DURATION PORTFOLIO

For the 12-month period ended December 31, 2005, Limited Duration Portfolio Class X shares produced a total return of 1.87 percent, versus 1.35 percent for the Lehman Brothers U.S. Credit Index (1-5 Year). For the same period, the Portfolio's Class Y shares returned 1.51 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

[CHART]

GROWTH OF $10,000: LIMITED DURATION -- CLASS X
($ in Thousands)

                                     LEHMAN BROTHERS
                CLASS X      U.S. CREDIT INDEX (1-5 YEAR)(3)
               ----------    -------------------------------
May-1999       $   10,000              $   10,000
Jun-1999       $    9,973              $    9,969
Sep-1999       $   10,093              $   10,063
Dec-1999       $   10,156              $   10,125
Mar-2000       $   10,261              $   10,240
Jun-2000       $   10,397              $   10,398
Sep-2000       $   10,582              $   10,706
Dec-2000       $   10,749              $   10,983
Mar-2001       $   10,940              $   11,385
Jun-2001       $   11,018              $   11,544
Sep-2001       $   11,415              $   12,001
Dec-2001       $   11,472              $   12,052
Mar-2002       $   11,451              $   12,053
Jun-2002       $   11,665              $   12,416
Sep-2002       $   11,854              $   12,833
Dec-2002       $   11,937              $   13,122
Mar-2003       $   12,020              $   13,360
Jun-2003       $   12,082              $   13,726
Sep-2003       $   12,135              $   13,788
Dec-2003       $   12,203              $   13,831
Mar-2004       $   12,298              $   14,101
Jun-2004       $   12,219              $   13,843
Sep-2004       $   12,341              $   14,124
Dec-2004       $   12,377              $   14,169
Mar-2005       $   12,359              $   14,050
Jun-2005       $   12,492              $   14,302
Sep-2005       $   12,522              $   14,292
Dec-2005       $   12,608(2)           $   14,360

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                1.87%(1)       3.24%(1)         --                 3.54%(1)
Class Y                1.51%(1)       2.97%(1)         --                 3.36%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of May 4, 1999 for Class X and June 5, 2000 for Class Y.

The Portfolio's mortgage position had a positive impact on relative performance. As interest rates rose throughout much of the period, an emphasis on higher-coupon, slow-prepaying mortgage issues benefited performance as these issues outperformed their lower coupon counterparts. Compared with lower-coupon, faster pre-paying mortgages, the mortgages favored by the Portfolio tend to be less sensitive to rising interest rates.

During the period, we kept the Portfolio's overall interest-rate exposure well below that of its benchmark. This posture was beneficial as interest rates rose across the short-term and intermediate-term portions of the curve. However, during periods of rate declines, such as we saw in the early part of the period, this defensive positioning detracted from relative performance.

Within its corporate bond portfolio, favorable sector and security selection decisions benefited performance. Overall, our decision to underweight corporate bonds proved advantageous as the sector underperformed. In terms of sector and industry positioning at the close of the period, the Portfolio was overweight versus the index in insurance, paper, energy and autos.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

MONEY MARKET PORTFOLIO

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN SUCH FUNDS.

As of December 31, 2005, Money Market Portfolio had net assets of more than $242 million with an average portfolio maturity of 24 days. For the seven-day period ended December 31, 2005, the Portfolio's Class X shares provided an effective annualized yield of 4.16 percent and a current yield of 4.08 percent, while its 30-day moving average yield for December was 4.14 percent. For the 12-month period ended December 31, 2005, the Portfolio's Class X shares returned 2.79 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

For the seven-day period ended December 31, 2005, the Portfolio's Class Y shares provided an effective annualized yield of 3.90 percent and a current yield of
3.83 percent, while its 30-day moving average yield for December was 3.89 percent. For the fiscal year ended December 31, 2005, the Portfolio's Class Y shares returned 2.53 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

Our strategy in managing the Portfolio remained consistent with the fund's long-term focus on preservation of capital and liquidity. We adhered to a conservative approach in managing the Portfolio, emphasizing high-quality money market obligations. We avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We also took advantage of the rising yields available on the money market securities. As short-term interest rates climbed, we reinvested the proceeds of maturing short-term holdings into higher-yielding securities.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

S&P 500 INDEX PORTFOLIO

For the 12-month period ended December 31, 2005, the S&P 500 Index Portfolio Class X shares produced a total return of 4.64 percent versus 4.91 percent for the S&P 500(R) Index. For the same period, the Portfolio's Class Y shares returned 4.43 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

During the reporting period, the best performing sectors on an absolute basis were energy, utilities, financials and health care. However, given that the S&P 500(R) Index is market capitalization weighted (and that the Portfolio seeks to mirror the composition of the Index), the overall contribution of each sector was also influenced by its proportional size within the Index as a whole. In terms of contribution to returns, the leading sectors were energy, financial services and health care. Energy stocks benefited from soaring oil prices, favorable demand trends, and good revenue growth. Within the financial services sector, increased capital markets activity and strong earnings fuelled gains among brokerage companies. Money center banks were also notable contributors. Here, however, the positive impact was due in substantial part to the large weighting of money center bank stocks within the Index. In the health care sector, health care services and biotechnology

[CHART]

GROWTH OF $10,000: S&P 500 INDEX -- CLASS X
($ in Thousands)

                 CLASS X     S&P 500(R) INDEX(3)
               ----------    -------------------
May-1998       $   10,000        $   10,000
Jun-1998       $   10,270        $   10,275
Sep-1998       $    9,250        $    9,253
Dec-1998       $   11,220        $   11,223
Mar-1999       $   11,750        $   11,782
Jun-1999       $   12,556        $   12,613
Sep-1999       $   11,762        $   11,825
Dec-1999       $   13,490        $   13,585
Mar-2000       $   13,802        $   13,896
Jun-2000       $   13,411        $   13,527
Sep-2000       $   13,269        $   13,395
Dec-2000       $   12,224        $   12,347
Mar-2001       $   10,774        $   10,883
Jun-2001       $   11,384        $   11,520
Sep-2001       $    9,705        $    9,829
Dec-2001       $   10,729        $   10,880
Mar-2002       $   10,739        $   10,911
Jun-2002       $    9,289        $    9,450
Sep-2002       $    7,685        $    7,817
Dec-2002       $    8,316        $    8,477
Mar-2003       $    8,037        $    8,210
Jun-2003       $    9,263        $    9,474
Sep-2003       $    9,493        $    9,724
Dec-2003       $   10,633        $   10,908
Mar-2004       $   10,800        $   11,093
Jun-2004       $   10,978        $   11,284
Sep-2004       $   10,767        $   11,073
Dec-2004       $   11,759        $   12,096
Mar-2005       $   11,506        $   11,836
Jun-2005       $   11,650        $   11,998
Sep-2005       $   12,068        $   12,430
Dec-2005       $   12,305(2)     $   12,690

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                4.64%(1)       0.13%(1)         --                 2.76%(1)
Class Y                4.43%(1)      (0.13)%(1)        --                (1.93)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of May 18, 1998 for Class X and June 5, 2000 for Class Y.

stocks performed with strength. Biotechnology stocks were supported by favorable clinical trials and a positive regulatory environment, while health care services stocks were rewarded for brisk new member enrollments and higher profit margins.

Although the return for the Index was tepid overall, consumer discretionary and telecommunications services were the only two sectors within the Index to produce negative returns. Telecommunications, a small sector within the Index, was severely stung by company-specific news. Ongoing competitive pressures further soured investment sentiment on much of the sector. The consumer discretionary sector, a much larger weighting within the Index, was slowed by traditional and internet-based retail stocks. Auto and auto related stocks were also significant detractors within the consumer discretionary group. Throughout the period, the auto industry faced myriad woes, including credit downgrades, earning disappointments, production cuts and pension funding uncertainties. Although its return did not land in negative territory, the technology sector lagged as a number of large computer companies fell short of earnings expectations.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

STRATEGIST PORTFOLIO

For the 12-month period ended December 31, 2005, Strategist Portfolio Class X shares produced a total return of 8.32 percent versus 4.91 percent for the S&P 500(R) Index and 2.37 percent for the Lehman

[CHART]

GROWTH OF $10,000: STRATEGIST -- CLASS X
($ in Thousands)

                                                   LEHMAN BROTHERS U.S.
                CLASS X      S&P 500(R) INDEX(3)   GOV'T/CREDIT INDEX(4)
              ----------     -------------------   ---------------------
Dec-1995      $   10,000         $   10,000               $   10,000
Dec-1996      $   11,502         $   12,295               $   10,290
Dec-1997      $   13,080         $   16,397               $   11,294
Dec-1998      $   16,552         $   21,082               $   12,364
Dec-1999      $   19,424         $   25,518               $   12,099
Dec-2000      $   19,743         $   23,192               $   13,533
Dec-2001      $   17,733         $   20,438               $   14,683
Dec-2002      $   15,980         $   15,923               $   16,304
Dec-2003      $   20,174         $   20,491               $   17,065
Dec-2004      $   22,266         $   22,721               $   17,780
Dec-2005      $   24,119(2)      $   23,836               $   18,202

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X                8.32%(1)       4.09%(1)       9.20%(1)             9.30%(1)
Class Y                8.06%(1)       3.82%(1)         --                 3.42%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(4) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of March 1, 1987 for Class X and June 5, 2000 for Class Y.

Brothers U.S. Government/Credit Index. For the same period, the Portfolio's Class Y shares returned 8.06 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

The Strategist Portfolio's flexible investment strategy allows investment across stocks, bonds, cash and other investment classes. To determine the specific allocation among asset classes throughout the period, we rigorously evaluated a comprehensive array of quantitative and qualitative factors. The quantitative analysis comprised an extensive "top-down" asset class review of many macroeconomic variables, with primary focus on three core factors: monetary policy and its impact on liquidity, inflation trend changes, and corporate profitability trends. A second more qualitative process that broadened the analysis to determine which individual sectors and industries would offer the best opportunities, in our view, given the macroeconomic climate. Individual holdings were then selected to provide desired exposure to asset classes and sectors.

As the result of our investment discipline, the Strategist Portfolio was allocated more heavily to stocks throughout the period, at the expense of both bonds and cash, than the average balanced fund benchmark.+ That said, in April, we shifted the Portfolio to a more defensive blend, while still maintaining a bias to stocks. Targeted equity exposure was reduced from 70 percent of assets to 65 percent, while fixed income exposure was reduced from 30 percent to 25 percent. Cash was increased from 0 percent to 10 percent. This target allocation implied an overweight stance in equities (65 percent versus an average balanced fund weight of 55 percent), an underweight position in fixed income (versus the 35 percent benchmark weight) and a benchmark weight of 10 percent cash.

The Portfolio ended 2005 with an economically sensitive tilt to its stock and bond allocations, a position we shifted toward throughout the year. In other words, we favored investments that we believed were likely to outperform in an environment of economic growth. From largest overweight to largest underweight versus the S&P 500(R) Index, the Portfolio's year-end equity sector exposure was as follows: basic materials, information technology, consumer staples, and industrials were all overweight versus the Index; while health care, consumer discretionary, telecommunications services, financials, and utilities were all underweight.

The fixed income component of the Portfolio emphasized high quality securities. As of the close of the period, the average credit quality of the Portfolio's fixed-income holdings was AAA, allocated as follows: U.S. government securities,
43.7 percent; mortgage-backed securities, 6.0 percent; corporate bonds, 37.9 percent; and cash equivalents, 12.4 percent. Also as of the close of the period, the Portfolio's average yield-to-maturity stood at 4.91 percent, and its effective duration++ was 4.83 years.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

+  SOURCE FOR DATA FOR BALANCED FUND AVERAGES: MORGAN STANLEY INVESTMENT
MANAGEMENT

++ A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

UTILITIES PORTFOLIO

For the 12-month period ended December 31, 2005, Utilities Portfolio Class X shares produced a total return of 14.62 percent versus 4.91 percent for the S&P 500(R) Index. For the same period, the Portfolio's Class Y shares returned 14.35 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

THE PERFORMANCE OF THE PORTFOLIO'S TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE PORTFOLIO'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY CHARGES BY YOUR INSURANCE COMPANY. SUCH COSTS WOULD LOWER PERFORMANCE.

A variety of factors drove the Portfolio's strong absolute returns and wide outperformance of the benchmark. Despite the Federal Open Market

[CHART]

GROWTH OF $10,000: UTILITIES -- CLASS X
($ in Thousands)

                CLASS X      S&P 500(R) INDEX(3)
               ----------    -------------------
Dec-1995       $   10,000        $   10,000
Dec-1996       $   10,868        $   12,295
Dec-1997       $   13,819        $   16,397
Dec-1998       $   17,102        $   21,082
Dec-1999       $   19,277        $   25,518
Dec-2000       $   19,862        $   23,192
Dec-2001       $   14,748        $   20,438
Dec-2002       $   11,376        $   15,923
Dec-2003       $   13,349        $   20,491
Dec-2004       $   16,106        $   22,721
Dec-2005       $   18,461(2)     $   23,836

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF CLASS X SHARES SHOWN ABOVE DUE TO DIFFERENCES IN EXPENSES.

             AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2005
------------------------------------------------------------------------------
                   1 YEAR         5 YEARS       10 YEARS      SINCE INCEPTION*
------------------------------------------------------------------------------
Class X               14.62%(1)      (1.45)%(1)      6.32%(1)             8.33%(1)
Class Y               14.35%(1)      (1.71)%(1)        --                (1.17)%(1)

(1) Figure assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
(2) Ending value on December 31, 2005 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.
(3) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
*    Inception dates of March 1, 1990 for Class X and June 5, 2000 for Class Y.

Committee's steady monetary tightening policy, interest rates remained low by historical standards. In this environment, utility stocks were rewarded by investors for their yield and dividend growth potential. The market's comfort with utilities was further bolstered by the sector's increased emphasis on basic utility service models. Such models entailed less high risk diversification efforts, and in turn, cleaner balance sheets and enhanced earnings predictability. Merger-and-acquisition activity furthered the overall appeal of the utilities sector, as did exceptionally strong oil and natural gas prices.

As commodity prices soared, the Portfolio was particularly well served by its focus on electric companies. Additionally, selected electric positions were rewarded for restructuring activities or turnarounds. The Portfolio's natural gas allocation contributed solid gains as well. Stocks of companies with exploration and production operations were among those that performed most strongly. During the period, telecommunications stocks across the market generated mixed performance. A number of companies were hindered by the threat of competition, a significant build-up of capital expenditures and regulatory uncertainty. The performance of the Portfolio reflected these broader trends. Exposure to wireless-related holdings offset much of the lackluster performance from wireline operators, such as the Regional Bells and independent carriers. Unlike the wireline operators where growth appears slow at best, the wireless area offered attractive organic growth prospects as well as the benefit of synergies from current and future consolidation.

Throughout the period, the Portfolio was well diversified across the utilities sector. As of December 31, 2005, electric utilities stocks represented 61 percent of equity investments, natural gas and energy stocks represented 23 percent, and telecommunications represented 16 percent. We note that the Portfolio's holdings and allocation may be modified at any time, in response to our analysis of broader trends or company specific fundamentals.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE PORTFOLIO IN THE FUTURE.

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo             /s/ Ronald E. Robison

Charles A. Fiumefreddo                 Ronald E. Robison
CHAIRMAN OF THE BOARD                  PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolios' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

MORGAN STANLEY VARIABLE INVESTMENT SERIES

EXPENSE EXAMPLE  -  DECEMBER 31, 2005

As a shareholder of the Portfolios, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Portfolios expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

MONEY MARKET

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (1.67% return)                           $    1,000.00   $    1,016.70   $          2.74
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,022.42   $          2.75
CLASS Y
Actual (1.54% return)                           $    1,000.00   $    1,015.40   $          4.00
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,021.17   $          4.01

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.54% AND 0.79% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/364 (TO REFLECT THE ONE-HALF YEAR PERIOD).

LIMITED DURATION FUND

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (0.93% return)                           $    1,000.00   $    1,009.30   $          2.33
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,022.89   $          2.35
CLASS Y
Actual (0.70% return)                           $    1,000.00   $    1,007.00   $          3.59
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,021.63   $          3.62

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.46% AND 0.71% FOR CLASS X AND CLASS Y SHARES RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INCOME PLUS

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (0.08% return)                           $    1,000.00   $    1,000.80   $          2.72
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,022.48   $          2.75
CLASS Y
Actual (-0.04% return)                          $    1,000.00   $      999.60   $          3.98
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,021.22   $          4.02

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.54% AND 0.79% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

HIGH YIELD

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (1.80% return)                           $    1,000.00   $    1,018.00   $          4.83
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,020.42   $          4.84
CLASS Y
Actual (1.67% return)                           $    1,000.00   $    1,016.70   $          6.10
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,019.16   $          6.11

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.95% AND 1.20% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

UTILITIES

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (3.38% return)                           $    1,000.00   $    1,033.80   $          3.64
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,021.63   $          3.62
CLASS Y
Actual (3.25% return)                           $    1,000.00   $    1,032.50   $          4.92
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,020.37   $          4.89

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.71% AND 0.96% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INCOME BUILDER

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (5.32% return)                           $    1,000.00   $    1,053.20   $          4.50
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,020.82   $          4.43
CLASS Y
Actual (5.20% return)                           $    1,000.00   $    1,052.00   $          5.79
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,019.56   $          5.70

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.87% AND 1.12% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

DIVIDEND GROWTH

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (7.08% return)                           $    1,000.00   $    1,070.80   $          2.98
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,022.33   $          2.91
CLASS Y
Actual (6.96% return)                           $    1,000.00   $    1,069.60   $          4.28
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,021.07   $          4.18

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.57% AND 0.82% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

GLOBAL DIVIDEND GROWTH

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (7.54% return)                           $    1,000.00   $    1,075.40   $          4.34
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,021.02   $          4.23
CLASS Y
Actual (7.45% return)                           $    1,000.00   $    1,074.50   $          5.65
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,019.76   $          5.50

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.83% AND 1.08% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

EUROPEAN EQUITY

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (11.60% return)                          $    1,000.00   $    1,116.00   $          5.28
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,020.21   $          5.04
CLASS Y
Actual (11.49% return)                          $    1,000.00   $    1,114.90   $          6.61
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,018.95   $          6.31

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.99% AND 1.24% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE PORTFOLIO HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.06% AND 1.31% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY.

EQUITY

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (17.96% return)                          $    1,000.00   $    1,179.60   $          2.97
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,022.48   $          2.75
CLASS Y
Actual (17.85% return)                          $    1,000.00   $    1,178.50   $          4.34
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,021.22   $          4.02

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.54% AND 0.79% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

S&P 500 INDEX

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (5.62% return)                           $    1,000.00   $    1,056.20   $          1.50
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,023.74   $          1.48
CLASS Y
Actual (5.57% return)                           $    1,000.00   $    1,055.70   $          2.80
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,022.48   $          2.75

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.29% AND 0.54% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

GLOBAL ADVANTAGE

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (9.70% return)                           $    1,000.00   $    1,097.00   $          5.23
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,020.21   $          5.04
CLASS Y
Actual (9.62% return)                           $    1,000.00   $    1,096.20   $          6.55
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,018.95   $          6.31

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.99% AND 1.24% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

AGGRESSIVE EQUITY

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (20.58% return)                          $    1,000.00   $    1,205.80   $          4.95
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,020.72   $          4.53
CLASS Y
Actual (20.34% return)                          $    1,000.00   $    1,203.40   $          6.33
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,019.46   $          5.80

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.89% AND 1.14% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INFORMATION

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (7.07% return)                           $    1,000.00   $    1,070.70   $          7.25
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,018.20   $          7.07
CLASS Y
Actual (6.93% return)                           $    1,000.00   $    1,069.30   $          8.55
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,016.94   $          8.34

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 1.39% AND 1.64% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

STRATEGIST

                                                  BEGINNING        ENDING        EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                -------------   -------------   ---------------
                                                                                  07/01/05 -
                                                   07/01/05        12/31/05        12/31/05
                                                -------------   -------------   ---------------
CLASS X
Actual (6.71% return)                           $    1,000.00   $    1,067.10   $          2.87
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,022.43   $          2.80
CLASS Y
Actual (6.59% return)                           $    1,000.00   $    1,065.90   $          4.17
Hypothetical (5% annual return before
expenses)                                       $    1,000.00   $    1,021.17   $          4.08

----------
   * EXPENSES ARE EQUAL TO THE PORTFOLIO'S ANNUALIZED EXPENSE RATIO OF 0.55% AND 0.80% FOR CLASS X AND CLASS Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY VARIABLE INVESTMENT SERIES - MONEY MARKET
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

                                                        ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                                ON DATE OF         MATURITY
THOUSANDS   DESCRIPTION                                  PURCHASE             DATE                    VALUE
----------------------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER (80.1%)
            ASSET-BACKED - AUTO (4.7%)
$   4,500   DRAC - A1                                       4.43%           02/08/06            $      4,478,550
    7,000   DaimlerChrysler Revolving
              Auto Conduit LLC                          4.21 - 4.25    01/04/06 - 01/13/06             6,992,032
                                                                                                ----------------
                                                                                                      11,470,582
                                                                                                ----------------
            BANKING (9.8%)
    7,000   Bank of America Corp.                           4.35            01/30/06                   6,974,742
    9,480   Citigroup Funding Inc.                      4.14 - 4.30    01/05/06 - 01/09/06             9,472,081
    7,250   Northern Trust Corp.                            4.23            01/17/06                   7,235,621
                                                                                                ----------------
                                                                                                      23,682,444
                                                                                                ----------------
            FINANCE - CONSUMER (3.8%)
    9,165   American Express Credit Corp.                   4.16             01/04/06                  9,160,794
                                                                                                ----------------
            FINANCE - CORPORATE (2.8%)
    6,812   CIT Group, Inc.                                 4.30       01/10/06 -  01/18/06            6,799,800
                                                                                                ----------------
            INSURANCE (0.5%)
    1,255   Prudential Funding LLC                          4.36            01/10/06                   1,253,483
                                                                                                ----------------
            INTERNATIONAL BANKS (53.7%)
   11,500   Barclays U.S. Funding Corp.                 4.19 - 4.29    01/09/06 - 01/17/06            11,481,678
   11,800   BNP Paribas Finance, Inc.                   4.43 - 4.45    02/28/06 - 03/02/06            11,713,069
    8,800   CBA (Delaware) Finance Inc.                 4.23 - 4.29    01/09/06 - 01/25/06             8,780,962
   11,225   DnB NOR Bank ASA.                           4.25 - 4.44    01/11/06 - 02/22/06            11,192,603
   11,500   Fortis Banque Luxembourg                    4.04 - 4.21    01/04/06 - 01/06/06            11,492,652
    3,054   HBOS Treasury Services plc                  4.43 - 4.44    03/01/06 - 03/09/06             3,030,226
   10,046   ING (U.S.) Funding LLC                      4.28 - 4.29    01/13/06 - 01/23/06            10,021,275
   12,064   Nordea North America Inc.                   4.22 - 4.27    01/04/06 - 01/20/06            12,038,262
    9,000   Sanpaolo IMI U.S. Financial Co.             4.25 - 4.35    01/03/06 - 01/11/06             8,993,938
    1,900   Santander Central Hispano Finance
              (Del) Inc.                                    4.24           01/20/06                    1,895,556
    7,655   Societe Generale N.A., Inc.                 4.31 - 4.45    02/01/06 - 03/06/06             7,619,917
    9,400   Spintab AB                                  4.21 - 4.44    01/05/06 - 02/24/06             9,362,327
   10,700   Svenska Handelsbanken Inc.                      4.27           01/20/06                   10,674,774
   11,900   UBS Finance (Delaware) LLC                  4.30 - 4.34    01/03/06 - 01/18/06            11,892,321
                                                                                                ----------------
                                                                                                     130,189,560
                                                                                                ----------------
            INVESTMENT BANKS/BROKERS (4.8%)
   11,550   Goldman Sachs Group, Inc. (The)             4.24 - 4.32    01/05/06 - 01/12/06            11,537,664
                                                                                                ----------------
            TOTAL COMMERCIAL PAPER
              (COST $194,094,327)                                                                    194,094,327
                                                                                                ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                        ANNUALIZED
PRINCIPAL                                                  YIELD
AMOUNT IN                                                ON DATE OF         MATURITY
THOUSANDS   DESCRIPTION                                  PURCHASE             DATE                    VALUE
----------------------------------------------------------------------------------------------------------------
            BANKERS' ACCEPTANCES (0.8%)
$   1,862   JP Morgan Chase & Co.
              (COST $1,845,124)                            4.44%       03/08/06 - 03/23/06      $      1,845,124
                                                                                                ----------------
            FLOATING RATE NOTES (12.2%)
    3,000   American Express Credit Corp.                  4.54+           01/17/06++                  3,002,307
    5,000   General Electric Capital Corp.                 4.63+           03/20/06++                  5,005,032
    8,000   Wells Fargo & Co.                              4.58+           03/15/06++                  8,007,649
    3,500   Wells Fargo Bank, N.A.                         4.30+           01/03/06++                  3,500,000
   10,000   U.S. Bank, N.A., Cincinnati                    4.31+           01/30/06++                  9,998,297
                                                                                                ----------------
            TOTAL FLOATING RATE NOTES
              (COST $29,513,285)                                                                      29,513,285
                                                                                                ----------------
            CERTIFICATES OF DEPOSIT (6.9%)
            DOMESTIC BANKS
   10,825   First Tennessee Bank, N.A.                     4.29            01/26/06                   10,825,000
    6,000   World Savings Bank, FSB                        4.04            01/03/06                    6,000,000
                                                                                                ----------------
            TOTAL CERTIFICATES OF DEPOSIT
              (COST $16,825,000)                                                                      16,825,000
                                                                                                ----------------
            TOTAL INVESTMENTS
              (COST $242,277,736) (a)                                         100.0%                 242,277,736
            OTHER ASSETS IN EXCESS OF LIABILITIES                               0.0                       10,367
                                                                              -----             ----------------
            NET ASSETS                                                        100.0%            $    242,288,103
                                                                              =====             ================

----------
   +    RATE SHOWN IS THE INTEREST RATE IN EFFECT AT DECEMBER 31, 2005.
   ++   DATE OF NEXT INTEREST RATE RESET.
   (a)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

SUMMARY OF INVESTMENTS       PERCENT OF
MATURITY SCHEDULE           MARKET VALUE
1-30 Days                        71.0%
31-60 Days                       17.8
61-90 Days                       11.2
91-120 Days                       0.0
121+ Days                         0.0
                                -----
                                100.0%
                                =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - LIMITED DURATION
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

PRINCIPAL
AMOUNT IN                                                    COUPON      MATURITY
THOUSANDS                                                     RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------
            CORPORATE BONDS (39.3%)
            AEROSPACE & DEFENSE (0.4%)
$     230   McDonnell Douglas Corp.                           6.875%     11/01/06     $    233,323
      195   Northrop Grumman Corp.                            4.079      11/16/06          193,534
       30   Raytheon Co.                                       6.15      11/01/08           31,155
      111   Raytheon Co.                                       6.75      08/15/07          113,759
      150   Raytheon Co.                                       8.30      03/01/10          168,162
                                                                                      ------------
                                                                                           739,933
                                                                                      ------------
            AIR FREIGHT/COURIERS (0.2%)
      130   Fedex Corp.                                        2.65      04/01/07          126,491
      145   Fedex Corp.                                        6.88      02/15/06          145,334
                                                                                      ------------
                                                                                           271,825
                                                                                      ------------
            AIRLINES (0.2%)
      258   Southwest Airlines Co. (Series 01-1)              5.496      11/01/06          259,228
                                                                                      ------------
            AUTO PARTS: O.E.M. (0.2%)
      290   Johnson Controls, Inc.                             5.00      11/15/06          289,546
                                                                                      ------------
            BEVERAGES: ALCOHOLIC (0.2%)
      385   Miller Brewing Co. - 144A*                         4.25      08/15/08          378,066
                                                                                      ------------
            BUILDING PRODUCTS (0.3%)
      145   Masco Corp.                                       4.625      08/15/07          143,879
      310   Masco Corp.                                        6.75      03/15/06          311,110
                                                                                      ------------
                                                                                           454,989
                                                                                      ------------
            CABLE/SATELLITE TV (0.6%)
      490   Comcast Cable Communications, Inc.                6.875      06/15/09          515,056
      270   Comcast Corp.                                      5.85      01/15/10          275,298
      242   Cox Communications Inc.                            5.04+     12/14/07          243,980
      150   Cox Communications Inc.                            7.75      08/15/06          152,178
                                                                                      ------------
                                                                                         1,186,512
                                                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED (0.1%)
      135   ICI Wilmington Inc.                               4.375      12/01/08          131,639
                                                                                      ------------
            CONTAINERS/PACKAGING (0.1%)
       90   Sealed Air Corp. - 144A*                           6.95      05/15/09           94,433
                                                                                      ------------
            DEPARTMENT STORES (0.4%)
      230   Federated Department Stores, Inc.                  6.63      09/01/08          238,507
      525   May Department Stores Co., Inc.                    3.95      07/15/07          516,433
                                                                                      ------------
                                                                                           754,940
                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON      MATURITY
THOUSANDS                                                     RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------
            DRUGSTORE CHAINS (0.5%)
$     175   CVS Corp.                                         3.875%     11/01/07     $    171,736
      640   CVS Corp.                                         5.625      03/15/06          640,774
                                                                                      ------------
                                                                                           812,510
                                                                                      ------------
            ELECTRIC UTILITIES (5.7%)
      330   Ameren Corp.                                      4.263      05/15/07          325,379
      520   Appalachian Power Co. (Series G)                   3.60      05/15/08          504,042
      710   Carolina Power & Light Company Inc.                6.80      08/15/07          729,663
      410   CC Funding Trust I                                 6.90      02/16/07          417,998
      248   Columbus Southern Power Co.                        4.40      12/01/10          239,995
    1,050   Consolidated Natural Gas Co. (Series B)           5.375      11/01/06        1,053,179
      245   Consumers Energy Co.                               4.80      02/17/09          241,979
      635   DTE Energy Co.                                     6.45      06/01/06          639,133
      240   Duke Energy Corp.                                  3.75      03/05/08          234,514
      170   Entergy Gulf States, Inc.                          3.60      06/01/08          163,568
      220   Entergy Gulf States, Inc.                          4.81+     12/01/09          214,846
       45   Entergy Gulf States, Inc. - 144A*                  5.21+     12/08/08           45,027
      255   Exelon Corp.                                       6.75      05/01/11          271,782
      495   FPL Group Capital Inc.                             5.55      02/16/08          499,538
      765   FPL Group Capital Inc.                             3.25      04/11/06          762,037
      570   Pacific Gas & Electric Co.                         3.60      03/01/09          547,392
       90   Panhandle Eastern Pipe Line Co. (Series B)         2.75      03/15/07           87,540
      390   Peco Energy Co.                                    3.50      05/01/08          377,536
      775   Pinnacle West Capital Corp.                        6.40      04/01/06          778,438
    1,150   Public Service Electric & Gas Co.                  4.63+     06/23/06        1,150,374
      330   Southwestern Public Service Company                6.20      03/01/09          341,771
      150   Wisconsin Electric Power Co.                       3.50      12/01/07          146,126
                                                                                      ------------
                                                                                         9,771,857
                                                                                      ------------
            ELECTRICAL PRODUCTS (0.2%)
      295   Cooper Industries Inc.                             5.25      07/01/07          296,358
                                                                                      ------------
            ENVIRONMENTAL SERVICES (0.1%)
       60   USA Waste Services, Inc.                           7.13      10/01/07           62,031
      130   WMX Technologies, Inc.                             7.00      10/15/06          131,812
                                                                                      ------------
                                                                                           193,843
                                                                                      ------------
            FINANCE/RENTAL/LEASING (3.2%)
      560   American Honda Finance Corp. - 144A*               3.85      11/06/08          545,209
      330   CIT Group, Inc.                                   2.875      09/29/06          325,475
      370   CIT Group, Inc.                                    4.75      08/15/08          368,815
      540   Countrywide Home Loans, Inc. (Series MTN)          3.25      05/21/08          518,839
      550   Ford Motor Credit Co.                              6.88      02/01/06          548,828

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON      MATURITY
THOUSANDS                                                     RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------
$     250   MBNA Corp.                                         4.72%+    05/05/08     $    251,980
      280   MBNA Corp.                                        6.125      03/01/13          297,348
      815   Nationwide Buildings Society - 144A*
              (United Kingdom)                                2.625      01/30/07          796,413
      340   Residential Capital Corp.                          6.13      11/21/08          341,049
      785   SLM Corp.                                          4.00      01/15/10          755,616
      630   Tyco Capital Inc.                                  6.50      02/07/06          631,070
                                                                                      ------------
                                                                                         5,380,642
                                                                                      ------------
            FINANCIAL CONGLOMERATES (3.0%)
       95   Bank One Corp. (Series MTNA)                       6.00      02/17/09           97,373
      475   Bank One NA Illinois                               4.39+     05/05/06          475,230
      410   Bank One NA Illinois                               5.50      03/26/07          412,706
      150   Chase Manhattan Corp.                              6.00      02/15/09          154,175
       55   Chase Manhattan Corp.                              7.00      11/15/09           58,889
      315   Citicorp                                           6.38      11/15/08          328,220
      195   Citigroup Global Markets Inc.                      4.59+     12/12/06          195,324
      555   Citigroup Inc.                                     5.50      08/09/06          557,524
      120   General Electric Capital Corp.                     4.25      12/01/10          117,261
      965   General Electric Capital Corp.                    5.375      03/15/07          971,340
      410   ING Security Life Institutional - 144A*            2.70      02/15/07          398,588
      515   Pricoa Global Funding I - 144A*                    3.90      12/15/08          500,775
      340   Prudential Funding LLC (Series MTN) - 144A*        6.60      05/15/08          353,520
      475   Prudential Insurance Co. - 144A*                  6.375      07/23/06          478,883
                                                                                      ------------
                                                                                         5,099,808
                                                                                      ------------
            FOOD RETAIL (1.1%)
    1,045   Kroger Co.                                        7.625      09/15/06        1,060,978
      515   Safeway Inc.                                       6.15      03/01/06          515,218
      230   Safeway Inc.                                       7.50      09/15/09          245,854
                                                                                      ------------
                                                                                         1,822,050
                                                                                      ------------
            FOOD: MAJOR DIVERSIFIED (1.3%)
      530   Conagra Foods, Inc.                                6.00      09/15/06          533,761
      440   General Mills Inc.                                 3.88      11/30/07          431,572
      280   Heinz (H.J.) Co. - 144A*                           6.43      12/01/08          287,823
      200   Kraft Foods Inc.                                   4.00      10/01/08          195,280
      675   Kraft Foods Inc.                                   5.25      06/01/07          677,968
                                                                                      ------------
                                                                                         2,126,404
                                                                                      ------------
            FOREST PRODUCTS (0.0%)
       30   Weyerhaeuser Co.                                   6.13      03/15/07           30,447
                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON      MATURITY
THOUSANDS                                                     RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------
            GAS DISTRIBUTORS (0.5%)
$     180   NiSource Finance Corp.                             4.95%+    11/23/09     $    180,754
       19   Ras Laffan Liquid Natural Gas Co.
              Ltd. - 144A* (Qatar)                            7.628      09/15/06           19,392
      650   Sempra Energy                                      4.75      05/15/09          641,400
                                                                                      ------------
                                                                                           841,546
                                                                                      ------------
            HOME FURNISHINGS (0.2%)
      305   Mohawk Industries, Inc. (Class C)                  6.50      04/15/07          309,926
                                                                                      ------------
            HOTELS/RESORTS/CRUISELINES (0.3%)
      285   Hyatt Equities LLC - 144A*                        6.875      06/15/07          290,877
      130   Starwood Hotels & Resorts Worldwide, Inc.         7.375+     05/01/07          133,250
                                                                                      ------------
                                                                                           424,127
                                                                                      ------------
            HOUSEHOLD/PERSONAL CARE (0.3%)
      425   Clorox Co. (The)                                   4.61+     12/14/07          426,000
                                                                                      ------------
            INDUSTRIAL CONGLOMERATES (0.7%)
    1,100   Honeywell International, Inc.                     5.125      11/01/06        1,101,659
      165   Textron Financial Corp.                           4.125      03/03/08          162,545
                                                                                      ------------
                                                                                         1,264,204
                                                                                      ------------
            INSURANCE BROKERS/SERVICES (0.5%)
      800   Marsh & McLennan Companies Inc.                   5.375      03/15/07          801,800
                                                                                      ------------
            INTEGRATED OIL (0.4%)
      725   Conoco Funding Co. (Canada)                        5.45      10/15/06          727,976
                                                                                      ------------
            INVESTMENT BANKS/BROKERS (1.2%)
      775   Goldman Sachs Group Inc. (The)                    4.125      01/15/08          763,468
       35   Lehman Brothers Holdings, Inc.                     4.29+     04/20/07           35,066
    1,160   Lehman Brothers Holdings, Inc.                     8.25      06/15/07        1,213,127
                                                                                      ------------
                                                                                         2,011,661
                                                                                      ------------
            INVESTMENT MANAGERS (0.9%)
    1,100   TIAA Global Markets - 144A*                       3.875      01/22/08        1,079,209
      455   TIAA Global Markets - 144A*                        5.00      03/01/07          455,533
                                                                                      ------------
                                                                                         1,534,742
                                                                                      ------------
            LIFE/HEALTH INSURANCE (2.5%)
    1,205   Genworth Financial, Inc.                           4.64+     06/15/07        1,207,761
      545   John Hancock Financial Services, Inc.             5.625      12/01/08          556,155
      270   John Hancock Global Funding - 144A*               5.625      06/27/06          270,998
      695   MetLife Global Funding I - 144A* (Note 4)         3.375      10/05/07          677,111
      175   MetLife, Inc. (Note 4)                             5.25      12/01/06          175,316
      300   Monumental Global Funding II - 144A*               3.85      03/03/08          293,700
    1,085   Monumental Global Funding II - 144A*               6.05      01/19/06        1,085,589
                                                                                      ------------
                                                                                         4,266,630
                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON      MATURITY
THOUSANDS                                                     RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------
            MAJOR BANKS (3.8%)
$     720   ABN Amro Bank (Netherlands)                        4.39%+    05/11/07     $    720,726
      445   Bank of America Corp.                             3.375      02/17/09          425,711
      300   Bank of America Corp.                              4.75      10/15/06          299,957
      320   Bank of America Corp.                              5.25      02/01/07          321,351
      215   Bank of New York Co., Inc. (The)                   5.20      07/01/07          216,143
    1,440   Branch Banking Trust Corp.                         4.51+     06/04/07        1,441,977
      285   Huntington National Bank                           2.75      10/16/06          280,371
      510   Key Bank NA                                       7.125      08/15/06          516,452
      820   Suntrust Bank Atlanta                              7.25      09/15/06          830,250
      235   Wachovia Corp.                                    3.625      02/17/09          226,819
      720   Wachovia Corp.                                     4.95      11/01/06          720,199
      405   Wells Fargo Co.                                    4.54+     03/03/06          405,091
                                                                                      ------------
                                                                                          6,405,04
                                                                                      ------------
            MAJOR TELECOMMUNICATIONS (1.6%)
      470   Deutsche Telekom International Finance
              Corp. (Netherlands)                              8.00+     06/15/10          533,372
    1,000   GTE Corp.                                          6.36      04/15/06        1,003,993
      285   Telecom Italia Capital SpA (Luxembourg)            4.00      11/15/08          276,575
      660   Verizon Global Funding Corp.                      6.125      06/15/07          671,442
      150   Verizon Global Funding Corp.                       7.25      12/01/10          162,938
                                                                                      ------------
                                                                                         2,648,320
                                                                                      ------------
            MANAGED HEALTH CARE (0.7%)
      465   Aetna, Inc.                                       7.375      03/01/06          466,861
      175   UnitedHealth Group Inc.                           4.125      08/15/09          170,793
      105   UnitedHealth Group Inc.                            5.20      01/17/07          104,959
      400   WellPoint Health Networks Inc.                    6.375      06/15/06          402,696
                                                                                      ------------
                                                                                         1,145,309
                                                                                      ------------
            MEDIA CONGLOMERATES (0.5%)
      465   Time Warner, Inc.                                 6.125      04/15/06          466,431
      400   Time Warner, Inc.                                  6.15      05/01/07          405,091
                                                                                      ------------
                                                                                           871,522
                                                                                      ------------
            MEDICAL SPECIALTIES (0.3%)
      495   Baxter International Inc.                          5.20      02/16/08          496,703
                                                                                      ------------
            MOTOR VEHICLES (0.5%)
      155   DaimlerChrysler North American Holdings Co.        4.05      06/04/08          150,977
      730   DaimlerChrysler North American Holdings Co.        6.40      05/15/06          733,686
                                                                                      ------------
                                                                                           884,663
                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON      MATURITY
THOUSANDS                                                     RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (1.1%)
$     180   American General Finance Corp.
              (Series MTNF)                                   5.875%     07/14/06     $    181,090
      690   American General Finance Corp.
              (Series MTNH)                                    4.63      09/01/10          675,943
      335   Hartford Financial Services Group,
              Inc. (The)                                      2.375      06/01/06          331,785
      190   International Lease Finance Corp.                  3.75      08/01/07          186,615
      415   International Lease Finance Corp.                 4.625      06/02/08          411,111
                                                                                      ------------
                                                                                         1,786,544
                                                                                      ------------
            OTHER CONSUMER SERVICES (0.2%)
      400   Cendant Corp.                                      6.25      01/15/08          407,406
                                                                                      ------------
            OTHER METALS/MINERALS (0.1%)
      210   Brascan Corp. (Canada)                             8.13      12/15/08          227,126
                                                                                      ------------
            PROPERTY - CASUALTY INSURERS (1.2%)
      580   Allstate Finance Global
              Funding II - 144A* (Note 4)                     2.625      10/22/06          568,662
      595   Mantis Reef Ltd. - 144A* (Australia)              4.692      11/14/08          584,990
      195   Platinum Underwriters
              Finance Holdings, Ltd.                          6.371      11/16/07          195,722
      285   St. Paul Travelers Companies, Inc. (The)           5.01      08/16/07          284,975
      375   XLLIAC Global Funding - 144A*                      4.80      08/10/10          370,650
                                                                                      ------------
                                                                                         2,004,999
                                                                                      ------------
            PULP & PAPER (0.3%)
      275   International Paper Co.                            3.80      04/01/08          266,719
      260   Sappi Papier Holding AG - 144A*
              (Austria)                                        6.75      06/15/12          248,619
                                                                                      ------------
                                                                                           515,338
                                                                                      ------------
            RAILROADS (0.8%)
      315   Burlington North Santa Fe
              Railway Co.                                      6.13      03/15/09          326,031
      165   Norfolk Southern Corp.                             7.35      05/15/07          170,327
      160   Union Pacific Corp.                               3.625      06/01/10          151,074
      670   Union Pacific Corp. (Series MTNE)                  6.79      11/09/07          691,855
                                                                                      ------------
                                                                                         1,339,287
                                                                                      ------------
            REAL ESTATE DEVELOPMENT (0.5%)
      196   World Financial Properties - 144A*                 6.95      09/01/13          205,980
      665   World Financial Properties - 144A*
              (Series 1996 WFP- B)                             6.91      09/01/13          698,453
                                                                                      ------------
                                                                                           904,433
                                                                                      ------------
            REGIONAL BANKS (0.4%)
      400   U.S. Bank NA                                       2.85      11/15/06          393,482
      310   U.S. Bancorp                                       5.10      07/15/07          311,337
                                                                                      ------------
                                                                                           704,819
                                                                                      ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON      MATURITY
THOUSANDS                                                     RATE         DATE          VALUE
--------------------------------------------------------------------------------------------------
            SAVINGS BANKS (1.1%)
$     155   Household Finance Corp.                           4.125%     12/15/08     $    151,454
       70   Household Finance Corp.                           5.875      02/01/09           71,588
       95   Household Finance Corp.                            6.38      10/15/11          100,544
      670   Household Finance Corp.                            6.40      06/17/08          691,589
      100   Sovereign Bank (Series CD)                         4.00      02/01/08           98,085
      165   Washington Mutual Inc.                             7.50      08/15/06          167,529
      445   Washington Mutual Inc.                             8.25      04/01/10          495,938
                                                                                      ------------
                                                                                         1,776,727
                                                                                      ------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.6%)
      405   Caterpillar Financial Services Corp.
              (Series MTNF)                                   3.625      11/15/07          396,272
      435   John Deere Capital Corp.                          3.375      10/01/07          424,119
      270   John Deere Capital Corp.                           4.50      08/22/07          268,424
                                                                                      ------------
                                                                                         1,088,815
                                                                                      ------------
            WIRELESS TELECOMMUNICATIONS (0.3%)
      510   Vodafone Group PLC (United Kingdom)               4.611+     12/28/07          510,167
                                                                                      ------------
            TOTAL CORPORATE BONDS
              (COST $67,276,757)                                                        66,420,867
                                                                                      ------------
            U.S. GOVERNMENT AGENCIES & OBLIGATIONS (16.1%)
   10,100   Federal Home Loan Mortgage Corp.                   2.75      08/15/06        9,986,193
    7,410   Federal Home Loan Mortgage Corp.                  3.625      02/15/07        7,320,094
   10,000   U.S. Treasury Notes                               3.125      05/15/07        9,830,080
                                                                                      ------------
            TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
              (COST $27,400,815)                                                        27,136,367
                                                                                      ------------
            ASSET-BACKED SECURITIES (19.6%)
            FINANCE/RENTAL/LEASING
    1,700   BMW Vehicle Owner Trust 2005-A A3                  4.04      02/25/09        1,685,620
      800   Capital One Multi-Asset
              Execution Trust 2005-A2 A2                       4.05      02/15/11          787,966
      900   Caterpillar Financial Asset
              Trust 2005-A A3                                  3.90      02/25/09          889,631
      208   Chase Manhattan Auto Owner
              Trust 2002-B A4                                  4.21      01/15/09          208,182
    1,500   Chase Manhattan Auto Owner
              Trust 2003-C A4                                  2.94      06/15/10        1,465,243
    1,300   Chase Manhattan Auto Owner
              Trust 2004-A A4                                  2.83      09/15/10        1,260,483
      450   CIT Equipment Collateral
              2004-EF1 A3                                      3.50      09/20/08          443,502
      650   CNH Equipment Trust 2005-A A3                      4.02      04/15/09          643,299
    1,000   DaimlerChrysler Auto Trust 2003-B A4               2.86      03/09/09          979,990
    1,400   DaimlerChrysler Auto Trust 2004-A A4               2.58      04/08/09        1,360,429
      825   DaimlerChrysler Auto Trust 2005-B A3               4.04      09/08/09          816,304
      525   Fifth Third Auto Trust 2004-A A3                   3.19      02/20/08          520,392
      700   Ford Credit Auto Owner Trust
              2005B A3                                         4.17      01/15/09          694,912

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON          MATURITY
THOUSANDS                                                     RATE             DATE              VALUE
----------------------------------------------------------------------------------------------------------
$   1,050   GE Equipment Small Ticket
              LLC -2005-2A                                     4.88%+        10/22/09         $  1,050,164
      850   Harley-Davidson Motorcycle Trust
              2005-3 A2                                        4.41          06/15/12              843,263
      285   Harley-Davidson Motorcycle Trust
              2002-2 A2                                        3.09          06/15/10              281,489
    1,191   Harley-Davidson Motorcycle Trust
              2003-3 A2                                        2.76          05/15/11            1,173,008
      900   Harley-Davidson Motorcycle Trust
              2004-2 A2                                        3.56          02/15/12              884,017
      750   Harley-Davidson Motorcycle Trust
              2005-2 A2                                        4.07          02/15/12              739,011
      625   Hertz Vehicle Financing LLC
              2005-2A A2                                       4.93          02/25/10              626,562
      550   Honda Auto Receivables Owner
              Trust 2005-2 A3                                  3.93          01/15/09              543,925
    1,150   Honda Auto Receivables Owner
              Trust -2005-5 A3                                 4.61          07/15/09            1,147,178
      850   Honda Auto Receivables Owner
              Trust 2005-6 A3                                  4.85          10/19/09              851,415
      800   Hyundai Auto Receivables Trust
              2004-A A3                                        2.97          05/15/09              785,998
    1,400   MBNA Credit Card Master Note Trust
              2004-A4 A4                                       2.70          09/15/09            1,364,034
    1,025   Merrill Auto Trust Securitization
              2005-1 A3                                        4.10          08/25/09            1,013,876
      825   National City Auto Receivables Trust
              2004-A A4                                        2.88          05/15/11              795,410
    1,100   Nissan Auto Receivables Owner
              Trust 2004-A A4                                  2.76          07/15/09            1,066,460
    1,175   Nissan Auto Receivables Owner
              Trust 2005-B A3                                  3.99          07/15/09            1,162,060
      982   TXU Electric Delivery Transition Bond
              Company LLC 2004-1 A1                            3.52          11/15/11              958,013
    1,400   USAA Auto Owner Trust 2004-1 A4                    2.67          10/15/10            1,362,069
      800   USAA Auto Owner Trust 2005-1 A3                    3.90          07/15/09              791,333
    1,200   USAA Auto Owner Trust 2005-3 A3                    4.55          02/16/10            1,195,567
      575   Wachovia Auto Owner Trust 2005-A A3                4.06          09/21/09              569,018
      850   Wachovia Auto Owner Trust 2005-B A3                4.79+         04/20/10              850,000
    1,400   Whole Auto Loan Trust 2003-1 A4                    2.58          03/15/10            1,375,194
                                                                                              ------------
            TOTAL ASSET-BACKED SECURITIES
              (COST $33,673,396)                                                                33,185,017
                                                                                              ------------
            U.S. GOVERNMENT AGENCIES - MORTGAGE-
              BACKED SECURITIES (13.6%)
      535   Federal Home Loan
              Mortgage Corp. PC Gold                           7.50    02/01/27 - 04/01/32         562,093
      455   Federal Home Loan
              Mortgage Corp. (ARM)                            3.548          07/01/34              443,482
      679   Federal Home Loan
              Mortgage Corp. (ARM)                             4.15          08/01/34              673,424
    1,137   Federal Home Loan
              Mortgage Corp. (ARM)                            4.347          10/01/33            1,118,509
    1,034   Federal Home Loan
              Mortgage Corp. (ARM)                            4.377          07/01/35            1,020,874
       82   Federal Home Loan
              Mortgage Corp. (ARM)                             7.50          08/01/32               86,274
      460   Federal National Mortgage
              Assoc. (ARM)                                    3.588          07/01/34              454,064
      233   Federal National Mortgage
              Assoc. (ARM)                                    3.763          06/01/34              231,915
      934   Federal National Mortgage
              Assoc. (ARM)                                    4.099          07/01/33              935,531
      611   Federal National Mortgage
              Assoc. (ARM)                                     4.12          09/01/34              605,691
      819   Federal National Mortgage
              Assoc. (ARM)                                     4.22          05/01/35              817,520
      780   Federal National Mortgage
              Assoc. (ARM)                                     4.31          04/01/35              771,541

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON          MATURITY
THOUSANDS                                                     RATE             DATE              VALUE
----------------------------------------------------------------------------------------------------------
$     673   Federal National Mortgage Assoc.
              (ARM)                                           4.353%         05/01/35         $    671,492
      653   Federal National Mortgage Assoc.
              (ARM)                                            4.50          04/01/35              646,195
    1,206   Federal National Mortgage Assoc.
              (ARM)                                           4.517          05/01/35            1,195,460
    1,068   Federal National Mortgage Assoc.
              (ARM)                                           4.792          09/01/35            1,060,613
      737   Federal National Mortgage Assoc.
              (ARM)                                           4.764          07/01/35              730,424
    1,550   Federal National
              Mortgage Assoc                                   6.50    01/01/32 - 11/01/33       1,592,722
      400   Federal National Mortgage Assoc                    7.00            ***                 417,375
    6,474   Federal National
              Mortgage Assoc                                   7.00    11/01/24 - 12/01/35       6,757,263
    2,106   Federal National
              Mortgage Assoc                                   7.50    03/01/24 - 08/01/32       2,207,822
                                                                                              ------------
            TOTAL U.S. GOVERNMENT AGENCIES -
              MORTGAGE-BACKED SECURITIES
              (COST $23,257,765)                                                                23,000,284
                                                                                              ------------
            COLLATERALIZED MORTGAGE
               OBLIGATIONS (6.2%)
            U.S. GOVERNMENT AGENCIES (2.5% )
    1,600   Federal Home Loan Mortgage
              Corp. 2644 AU (PAC)                              3.50          05/15/22            1,566,880
       67   Federal Home Loan Mortgage Corp.
              2104 TE (PAC)                                    5.50          02/15/12               67,434
      933   Federal Home Loan Mortgage
              Corp. 2182 ZC                                    7.50+         09/15/29              984,665
      976   Federal National Mortgage Assoc.
              2005 - 27 NA (PAC)                               5.50          01/25/24              980,444
      581   Federal National Mortgage Assoc.
              2005 - 52 PA (PAC)                               6.50          06/25/35              605,765
                                                                                              ------------
            Total U.S. Government Agencies                                                       4,205,188
                                                                                              ------------
            PRIVATE ISSUES (3.7%)
    3,600   Countrywide Alt LN 2005 -81 (IO)                  0.955+         02/25/37              204,188
      964   Washington Mutual Mortgage Pass-Through
              Certificates 2005-AR13 A1B3                     4.718+         11/25/45              964,200
    1,228   Washington Mutual Mortgage Pass-Through
              Certificates 2005-AR8 2AB3                      4.738+         07/25/45            1,228,046
    1,101   Washington Mutual Mortgage Pass-Through
              Certificates 2005 AR13 A1B3                     4.738+         10/25/45            1,101,521
    9,163   Washington Mutual Mortgage
            Ser 2004- AR12 Class X (IO)                       0.634+         10/25/44              146,042
    3,593   Washington Mutual Mortgage Ser 2004 -AR8
              Class X (IO)                                    0.610+         06/25/44               57,263
    6,226   Washington Mutual Mortgage
            Ser 2004 - AR10 Class X (IO)                      0.610+         07/25/44               99,223
    1,700   Harborview Mortgage LN Ser
              2005-16 Class 4A1A                               6.37+         01/19/36            1,738,780

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                 COUPON         MATURITY
THOUSANDS                                                  RATE            DATE          VALUE
--------------------------------------------------------------------------------------------------
$   8,956   Harborview Mortgage LN Ser 2005-16
            Class X3 (IO)                                     0.599%+    01/19/36     $    319,065
    3,452   Harborview Mortgage LN Ser 2005-16
              Class X1 (IO)                                   1.045+     01/19/36          121,368
    6,741   Harborview Mortgage LN Ser 2005-2
              Class X (IO)                                    1.464+     05/19/35          180,641
                                                                                      ------------
            TOTAL PRIVATE ISSUES                                                         6,160,337
                                                                                      ------------
            TOTAL COLLATERALIZED MORTGAGE
              OBLIGATIONS (COST $10,467,707)                                            10,365,525
                                                                                      ------------
            FOREIGN GOVERNMENT OBLIGATIONS (0.6%)
      160   Quebec Province (Canada)                           5.50      04/11/06          160,528
      190   United Mexican States
              (Mexico) (Series MTN)                           8.375      01/14/11          217,075
      240   United Mexican States
              (Mexico) (Series MTN)                           9.875      02/01/10          282,120
      390   United Mexican States
              (Mexico) (Series MTN)                           8.625      03/12/08          420,420
                                                                                      ------------
            TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (COST $1,074,165)                                                          1,080,143
                                                                                      ------------
            SHORT-TERM INVESTMENTS (a) (4.2%)
            U.S. GOVERNMENT OBLIGATIONS
       75   U.S. Treasury Bills**                      3.35 - 3.562      01/12/06           74,922
    7,000   U.S. Treasury Note                                1.625      02/28/06        6,975,941
                                                                                      ------------
            TOTAL SHORT-TERM INVESTMENTS
              (COST $7,056,315)                                                          7,050,863
                                                                                      ------------
            TOTAL INVESTMENTS
              (COST $170,206,920)(b)(c)                                    99.6%       168,239,066
            OTHER ASSETS IN EXCESS OF LIABILITIES                           0.4            652,873
                                                                          -----       ------------
            NET ASSETS                                                    100.0%      $168,891,939
                                                                          =====       ============

----------
PC   PARTICIPATION CERTIFICATE.
IO   INTEREST ONLY SECURITY.
ARM ADJUSTABLE RATE MORTGAGE. INTEREST RATE IN EFFECT AS OF DECEMBER 31, 2005. PAC PLANNED AMORTIZATION CLASS.
*    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $19,520.
*** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
+    FLOATING RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31,
     2005.
(a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $45,324,984 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS, AND OPEN FUTURES CONTRACTS.
(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $171,922,671. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $54,667 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,738,272, RESULTING IN NET UNREALIZED DEPRECIATION OF $3,683,605.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT DECEMBER 31,2005:

NUMBER OF              DESCRIPTION, DELIVERY        UNDERLYING FACE   UNREALIZED
CONTRACTS  LONG/SHORT     MONTH AND YEAR            AMOUNT AT VALUE  DEPRECIATION
---------------------------------------------------------------------------------
  160         Long     U.S. Treasury Notes 2 year,
                       March 2006                   $    32,830,000  $     (4,081)
  114        Short     U.S. Treasury Notes 5 year,
                       March 2006                       (12,123,187)      (30,711)
                                                                     ------------
   Total Unrealized Depreciation                                     $    (34,792)
                                                                     ============

LONG-TERM CREDIT ANALYSIS*
AAA                          61.1%
AA                           11.3
A                            16.6
BBB                          10.8
BB                            0.1
B                             0.1
                            -----
                            100.0%
                            =====

----------
* DOES NOT INCLUDED OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $32,830,000 WITH UNREALIZED DEPRECIATION OF $4,081 AND OUTSTANDING SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $12,123,187 WITH UNREALIZED DEPRECIATION OF $30,711.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - INCOME PLUS
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

PRINCIPAL
AMOUNT IN                                                    COUPON    MATURITY
THOUSANDS                                                      RATE      DATE        VALUE
----------------------------------------------------------------------------------------------
            CORPORATE BONDS (63.3%)
            ADVERTISING/MARKETING SERVICES (0.4%)
$   1,670   WPP Finance (UK) Corp. (United Kingdom)           5.875%   06/15/14   $  1,697,694
                                                                                  ------------
            AEROSPACE & DEFENSE (0.7%)
    2,739   Raytheon Co.                                       6.15    11/01/08      2,844,435
                                                                                  ------------
            AIR FREIGHT/COURIERS (1.1%)
    4,275   FedEx Corp. (Series 97-A)                          7.50    01/15/18      4,811,627
                                                                                  ------------
            AIRLINES (1.4%)
    2,768   America West Airlines, Inc. (Class A)              6.85    07/02/09      2,739,314
    1,496   America West Airlines, Inc. (Series 01-1)          7.10    04/02/21      1,592,407
    1,865   Southwest Airlines Co. (Series 01-1)              5.496    11/01/06      1,873,878
                                                                                  ------------
                                                                                     6,205,599
                                                                                  ------------
            APPAREL/FOOTWEAR RETAIL (0.4%)
    1,825   Limited Brands, Inc.                               6.95    03/01/33      1,852,795
                                                                                  ------------
            AUTO PARTS: O.E.M. (0.2%)
      930   Lear Corp. (Series B)                              8.11    05/15/09        866,172
                                                                                  ------------
            BEVERAGES: ALCOHOLIC (0.4%)
    1,880   FBG Finance Ltd. - 144A* (Australia)              5.125    06/15/15      1,832,453
                                                                                  ------------
            CABLE/SATELLITE TV (1.4%)
    1,650   Comcast Cable Communications Inc.                  6.75    01/30/11      1,748,903
    2,530   Cox Communications, Inc.                           7.75    11/01/10      2,742,930
      970   Echostar DBS Corp.                                6.625    10/01/14        934,837
      445   TCI Communications, Inc.                          7.875    02/15/26        515,010
                                                                                  ------------
                                                                                     5,941,680
                                                                                  ------------
            CASINO/GAMING (0.7%)
    3,280   Harrah's Operating Co., Inc.                       5.63    06/01/15      3,228,150
                                                                                  ------------
            CONTAINERS/PACKAGING (0.6%)
    2,435   Sealed Air Corp. - 144A*                          5.625    07/15/13      2,420,782
                                                                                  ------------
            DEPARTMENT STORES (0.8%)
    1,875   May Department Stores Co., Inc.                    5.95    11/01/08      1,917,531
    1,405   Penny (JC) Co., Inc.                               7.40    04/01/37      1,576,711
                                                                                  ------------
                                                                                     3,494,242
                                                                                  ------------
            DISCOUNT STORES (0.2%)
      763   Wal-Mart Stores, Inc. (Series 92A1)                7.49    06/21/07        781,867
                                                                                  ------------
            DRUGSTORE CHAINS (0.8%)
      970   CVS Corp.                                         3.875    11/01/07        951,910
    2,345   CVS Corp.                                         5.625    03/15/06      2,347,835
                                                                                  ------------
                                                                                     3,299,745
                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON    MATURITY
THOUSANDS                                                     RATE       DATE        VALUE
----------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (8.4%)
$   2,395   Ameren Corp.                                       4.26%   05/15/07   $  2,361,465
    2,640   Arizona Public Service Co.                         5.80    06/30/14      2,725,430
    1,625   Arizona Public Service Co.                         6.75    11/15/06      1,646,694
    1,185   CC Funding Trust I                                 6.90    02/16/07      1,208,117
    1,545   Cincinnati Gas & Electric Co.                      5.70    09/15/12      1,587,983
    1,495   Consolidated Natural Gas Co.                       5.00    12/01/14      1,452,982
    2,555   Consolidated Natural Gas Co. (Series C)            6.25    11/01/11      2,678,780
    2,410   Consumers Energy Co.                               4.80    02/17/09      2,380,280
    2,250   Detroit Edison Co. (The)                          6.125    10/01/10      2,349,445
    2,170   Duquesne Light Co. (Series O)                      6.70    04/15/12      2,357,820
      940   Entergy Gulf States, Inc.                          3.60    06/01/08        904,433
    1,875   Entergy Gulf States, Inc.                          4.81+   12/01/09      1,831,074
    2,425   Entergy Gulf States, Inc. - 144A*                  5.21+   12/08/08      2,426,436
    3,280   Exelon Corp.                                       6.75    05/01/11      3,495,860
    1,210   Monongahela Power Co.                              5.00    10/01/06      1,209,603
    1,305   Pacific Gas & Electric Co.                         6.05    03/01/34      1,355,256
      565   Panhandle Eastern Pipe Line Co. (Series B)         2.75    03/15/07        549,556
    2,500   Public Service Electric & Gas Co. (Series UU)      6.75    03/01/06      2,507,948
    1,290   Texas Eastern Transmission, LP                     7.00    07/15/32      1,509,050
                                                                                  ------------
                                                                                    36,538,212
                                                                                  ------------
            ELECTRICAL PRODUCTS (0.5%)
    1,945   Cooper Industries Inc.                             5.25    07/01/07      1,953,957
      310   Cooper Industries Inc. - 144A*                     5.25    11/15/12        312,235
                                                                                  ------------
                                                                                     2,266,192
                                                                                  ------------
            ELECTRONICS/APPLIANCES (0.2%)
      880   Eastman Kodak Co.                                  7.25    11/15/13        845,517
                                                                                  ------------
            ENVIRONMENTAL SERVICES (1.3%)
    5,155   Waste Management, Inc.                            7.375    08/01/10      5,615,615
                                                                                  ------------
            FINANCE/RENTAL/LEASING (4.8%)
    2,100   CIT Group, Inc.                                   2.875    09/29/06      2,071,207
      295   CIT Group, Inc.                                    3.65    11/23/07        288,508
      325   CIT Group, Inc.                                   7.375    04/02/07        334,564
    4,505   Countrywide Home Loans, Inc. (Series MTN)          3.25    05/21/08      4,328,463
      645   MBNA America Bank                                 7.125    11/15/12        722,037
    3,345   MBNA Corp.                                         4.72+   05/05/08      3,371,496
    1,895   MBNA Corp.                                        6.125    03/01/13      2,012,408
    5,115   Residential Capital Corp.                         6.375    06/30/10      5,202,451
    2,625   SLM Corp. (Series MTNA)                            5.00    10/01/13      2,598,595
                                                                                  ------------
                                                                                    20,929,729
                                                                                  ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                        COUPON     MATURITY
THOUSANDS                                                         RATE        DATE        VALUE
---------------------------------------------------------------------------------------------------
               FINANCIAL CONGLOMERATES (5.4%)
$      3,785   American Express Co.                                5.50%    09/12/06   $  3,803,486
         330   Bank One Corp. (Series MTNA)                        6.00     02/17/09        338,242
       4,130   Citigroup Inc.                                     5.625     08/27/12      4,262,718
       1,345   Citigroup Inc.                                      6.00     02/21/12      1,413,442
       4,440   General Electric Capital Corp. (Series MTNA)        6.75     03/15/32      5,229,214
       2,295   General Motors Acceptance Corp.                    6.875     09/15/11      2,095,301
       5,290   JPMorgan Chase & Co.                                6.75     02/01/11      5,672,091
         320   Prudential Holdings, LLC (FSA) - 144A*             7.245     12/18/23        383,617
                                                                                       ------------
                                                                                         23,198,111
                                                                                       ------------
               FOOD RETAIL (1.1%)
       3,215   Kroger Co.                                          7.50     04/01/31      3,599,900
       1,035   Safeway Inc.                                        7.25     02/01/31      1,120,193
                                                                                       ------------
                                                                                          4,720,093
                                                                                       ------------
               FOOD: MAJOR DIVERSIFIED (0.3%)
         805   Conagra Foods, Inc.                                 7.00     10/01/28        877,140
         200   Conagra, Inc.                                       8.25     09/15/30        247,760
                                                                                       ------------
                                                                                          1,124,900
                                                                                       ------------
               GAS DISTRIBUTORS (0.8%)
       1,870   NiSource Finance Corp.                              4.95+    11/23/09      1,877,837
       1,785   Sempra Energy                                       4.62     05/17/07      1,772,933
                                                                                       ------------
                                                                                          3,650,770
                                                                                       ------------
               HOME FURNISHINGS (0.5%)
       1,970   Mohawk Industries, Inc. (Series D)                  7.20     04/15/12      2,173,994
                                                                                       ------------
               HOSPITAL/NURSING MANAGEMENT (0.8%)
       3,505   HCA, Inc.                                           6.30     10/01/12      3,540,025
                                                                                       ------------
               INDUSTRIAL CONGLOMERATES (1.2%)
       1,705   Textron Financial Corp.                            4.125     03/03/08      1,679,633
       3,775   United Technologies Corp.                          4.375     05/01/10      3,717,877
                                                                                       ------------
                                                                                          5,397,510
                                                                                       ------------
               INSURANCE BROKERS/SERVICES (2.5%)
       3,105   Farmers Insurance Exchange - 144A*                 8.625     05/01/24      3,778,214
       2,505   Farmers Exchange Capital - 144A*                    7.05     07/15/28      2,657,201
       4,570   Marsh & McLennan Companies, Inc.                   5.375     07/15/14      4,505,499
                                                                                       ------------
                                                                                         10,940,914
                                                                                       ------------
               INVESTMENT BANKS/BROKERS (0.2%)
         515   Goldman Sachs Group Inc. (The)                      5.25     10/15/13        515,690
         295   Goldman Sachs Group Inc. (The)                      6.60     01/15/12        317,281
                                                                                       ------------
                                                                                            832,971
                                                                                       ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                        COUPON     MATURITY
THOUSANDS                                                         RATE        DATE        VALUE
---------------------------------------------------------------------------------------------------
               MAJOR BANKS (2.1%)
$      1,660   HSBC Finance Corp.                                  6.75%    05/15/11   $  1,783,471
       1,800   Huntington National Bank (Series BKNT)             4.375     01/15/10      1,766,099
       5,000   Wells Fargo Bank NA                                 7.55     06/21/10      5,527,660
                                                                                       ------------
                                                                                          9,077,230
                                                                                       ------------
               MAJOR TELECOMMUNICATIONS (4.8%)
       3,510   AT&T Corp.                                          9.75+    11/15/31      4,422,070
       2,790   Deutsche Telekom International Finance Corp. NV
                (Netherlands)                                      8.75+    06/15/30      3,559,111
       2,660   France Telecom S.A. (France)                        8.50+    03/01/31      3,559,926
       1,000   GTE Corp.                                           7.90     02/01/27      1,059,514
       1,900   SBC Communications, Inc.                            6.15     09/15/34      1,914,906
       2,005   Sprint Capital Corp.                                8.75     03/15/32      2,668,854
       3,645   Telecom Italia Capital (Luxembourg)                 4.00     01/15/10      3,474,844
                                                                                       ------------
                                                                                         20,659,225
                                                                                       ------------
               MANAGED HEALTH CARE (2.4%)
       3,930   Aetna, Inc.                                        7.375     03/01/06      3,945,728
       3,920   Anthem, Inc.                                        6.80     08/01/12      4,282,455
         850   UnitedHealth Group Inc.                             5.20     01/17/07        849,669
       1,450   WellPoint Health Networks Inc.                     6.375     06/15/06      1,459,772
                                                                                       ------------
                                                                                         10,537,624
                                                                                       ------------
               MEDIA CONGLOMERATES (0.4%)
       1,140   News America, Inc.                                  7.28     06/30/28      1,250,039
         562   News America, Inc.                                  7.30     04/30/28        618,375
                                                                                       ------------
                                                                                          1,868,414
                                                                                       ------------
               MOTOR VEHICLES (2.1%)
       1,490   DaimlerChrysler North American Holdings Co.         8.00     06/15/10      1,631,054
       1,750   DaimlerChrysler North American Holdings Co.         8.50     01/18/31      2,123,635
       8,085   General Motors Corp.                                8.38     07/15/33      5,376,525
                                                                                       ------------
                                                                                          9,131,214
                                                                                       ------------
               MULTI-LINE INSURANCE (3.8%)
       4,400   American General Finance Corp. (Series MTNF)       5.875     07/14/06      4,426,642
         500   American General Finance Corp. (Series MTNH)       4.625     09/01/10        489,814
         465   AXA Financial Inc.                                  6.50     04/01/08        482,089
         165   Hartford Financial Services Group, Inc. (The)      2.375     06/01/06        163,416
       4,900   Hartford Financial Services Group, Inc. (The)       7.90     06/15/10      5,457,747
       5,000   Nationwide Financial Services, Inc.                 8.00     03/01/27      5,332,165
                                                                                       ------------
                                                                                         16,351,873
                                                                                       ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    MATURITY
THOUSANDS                                                              RATE       DATE        VALUE
--------------------------------------------------------------------------------------------------------
             OIL & GAS PRODUCTION (1.1%)
$    1,085   Pemex Project Funding Master Trust                        7.375%  12/15/14    $   1,208,148
     1,330   Pemex Project Funding Master Trust                        8.625   02/01/22        1,642,550
     1,610   Pemex Project Funding Master Trust                        9.125   10/13/10        1,857,135
                                                                                           -------------
                                                                                               4,707,833
                                                                                           -------------
             OTHER METALS/MINERALS (0.5%)
     2,150   Brascan Corp. (Canada)                                    7.125   06/15/12        2,346,946
                                                                                           -------------
             PROPERTY - CASUALTY INSURERS (2.1%)
     2,500   Mantis Reef Ltd. - 144A* (Australia)                      4.692   11/14/08        2,457,940
       825   Platinum Underwriters Finance Holdings, Ltd                6.37   11/16/07          828,053
     3,145   Platinum Underwriters Finance Holdings, Ltd                7.50   06/01/17        3,211,108
     2,500   St. Paul Travelers Companies, Inc. (The)                   5.01   08/16/07        2,499,780
                                                                                           -------------
                                                                                               8,996,881
                                                                                           -------------
             PUBLISHING: NEWSPAPERS (0.4%)
     1,815   Knight Ridder, Inc.                                        5.75   09/01/17        1,542,529
                                                                                           -------------
             PULP & PAPER (1.2%)
       435   Abitibi-Consolidated Inc. (Canada)                         8.55   08/01/10          442,612
     3,535   Abitibi-Consolidated Inc. (Canada)                         8.85   08/01/30        3,040,100
     1,705   Sappi Papier Holding AG - 144A* (Austria)                  6.75   06/15/12        1,630,367
                                                                                           -------------
                                                                                               5,113,079
                                                                                           -------------
             RAILROADS (2.1%)
     3,374   Burlington Northern Santa Fe Corp. (Series 95-A)           7.97   01/01/15        3,817,930
     1,470   Norfolk Southern Corp.                                     7.35   05/15/07        1,517,459
     1,575   Union Pacific Corp.                                       6.625   02/01/08        1,627,430
     1,030   Union Pacific Corp.                                        6.65   01/15/11        1,098,317
       790   Union Pacific Corp. (Series MTNE)                          6.79   11/09/07          815,770
                                                                                           -------------
                                                                                               8,876,906
                                                                                           -------------
             REAL ESTATE DEVELOPMENT (0.4%)
       196   World Financial Properties - 144A*                         6.95   09/01/13          205,980
     1,536   World Financial Properties - 144A*
              (Series 1996 WFP- B)                                      6.91   09/01/13        1,614,744
                                                                                           -------------
                                                                                               1,820,724
                                                                                           -------------
             REGIONAL BANKS (1.0%)
     4,335   Marshall & Ilsley Bank (Series BKNT)                       3.80   02/08/08        4,255,284
                                                                                           -------------
             SAVINGS BANKS (1.8%)
       500   Household Finance Corp.                                   4.125   11/16/09          483,169
     1,140   Household Finance Corp.                                   6.375   10/15/11        1,206,524
     1,915   Household Finance Corp.                                    8.00   07/15/10        2,138,375
     3,630   Washington Mutual Inc.                                     8.25   04/01/10        4,045,515
                                                                                           -------------
                                                                                               7,873,583
                                                                                           -------------
             TOTAL CORPORATE BONDS
              (COST $268,451,589)                                                            274,211,139
                                                                                           -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON           MATURITY
THOUSANDS                                                            RATE              DATE               VALUE
------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES (7.7%)
             FINANCE/RENTAL/LEASING
$    1,800   American Express Credit Account Master Trust
              2001-2 A                                                 5.53%        10/15/08         $   1,804,413
     2,300   Chase Manhattan Auto Owner Trust 2004-A A4                2.83         09/15/10             2,230,085
     1,600   CIT Equipment Collateral 2004-EF1 A3                      3.50         09/20/08             1,576,897
     2,500   DaimlerChrysler Auto Trust 2003-B A4                      2.86         03/09/09             2,449,974
     1,750   Ford Credit Auto Owner Trust 2005-B A3                    4.17         01/15/09             1,737,280
     2,200   Harley-Davidson Motorcycle Trust 2004-2 A2                3.56         02/15/12             2,160,929
     3,150   Harley-Davidson Motorcycle Trust 2005-1 A2                3.76         12/17/12             3,090,063
     2,600   Honda Auto Receivables Owner Trust 2004-1 A4              3.06         10/21/09             2,535,865
     1,400   Honda Auto Receivables Owner Trust 2005-2 A3              3.93         01/15/09             1,384,537
     3,500   MBNA Credit Card Master Note Trust 2004-A4                2.70         09/15/09             3,410,085
     2,425   TXU Electric Delivery Transition Bond Co
              LLC 2004-1 A2                                            4.81         11/17/14             2,403,167
     1,300   USAA Auto Owner Trust 2004-2 A3                           3.03         06/16/08             1,288,619
     3,500   USAA Auto Owner Trust 2004-2 A-4                          3.58         02/15/11             3,432,836
     2,100   USAA Auto Owner Trust 2005-1 A3                           3.90         07/15/09             2,077,248
     1,700   Volkswagen Auto Lease Trust 2005-A A3                     3.82         05/20/08             1,683,977
                                                                                                     -------------
             TOTAL ASSET-BACKED SECURITIES
              (COST $33,862,480)                                                                        33,265,975
                                                                                                     -------------
             U.S. GOVERNMENT & AGENCIES OBLIGATIONS (15.8%)
         4   Federal Home Loan Mortgage Corp.                         11.50         05/01/19                 3,811
             Federal Home Loan Mortgage Corp. Gold
         8                                                             6.50         12/01/28                 8,208
        51                                                             8.50   01/01/22 - 12/01/24           55,457
             Federal National Mortgage Assoc.
       224                                                             7.50   06/01/28 - 04/01/32          234,423
     2,356                                                             8.00   08/01/29 - 05/01/32        2,517,789
         2                                                             9.00   06/01/21 - 01/01/25            2,419
             Government National Mortgage Assoc.
         1                                                             7.50   04/15/24 - 09/15/27            1,411
       739                                                             8.00   10/15/24 - 11/15/29          792,580
       123                                                             8.50   06/15/17 - 03/01/28          133,105
       106                                                             9.00   07/15/24 - 11/15/24          116,213
        12                                                            10.00   05/15/16 - 04/15/19           13,901
             U.S. Treasury Bond
    21,900                                                            6.125         08/15/29            26,682,938
     7,050                                                            6.375         08/15/27             8,735,669

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON           MATURITY
THOUSANDS                                                            RATE              DATE              VALUE
------------------------------------------------------------------------------------------------------------------
             U.S. Treasury Note
$    3,355   ++                                                         4.25%        08/15/13        $   3,325,962
    16,910                                                              4.25   08/15/13 - 11/15/13      16,755,537
    22,000   U.S. Treasury Strip                                        0.00   02/15/25 - 02/15/27       8,987,894
                                                                                                     -------------
             TOTAL US GOVERNMENT & AGENCIES OBLIGATIONS
              (COST $66,283,969)                                                                        68,367,317
                                                                                                     -------------
             FOREIGN GOVERNMENT OBLIGATIONS (1.6%)
     2,560   United Mexican States (Mexico)                            8.375         01/14/11            2,924,800
       870   United Mexican States (Mexico)                            9.875         02/01/10            1,022,685
     2,545   United Mexican States (Mexico) (Series MTNA)               8.00         09/24/22            3,146,256
                                                                                                     -------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (COST $6,390,592)                                                                          7,093,741
                                                                                                     -------------
             SHORT-TERM INVESTMENTS (a)(11.0%)
             US GOVERNMENT & AGENCY OBLIGATIONS
    47,000   Federal Home LoanBanks                                     3.40         01/03/06           46,991,122
       700   US Treasury Bill**                                         3.35         01/12/06              699,283
                                                                                                     -------------
             TOTAL SHORT-TERM INVESTMENTS
              (COST $47,690,405)                                                                        47,690,405
                                                                                                     -------------
             TOTAL INVESTMENTS
              (COST $422,679,035) (b)(c)                                               99.4%           430,628,577
             OTHER ASSETS IN EXCESS OF LIABILITIES                                      0.6              2,596,235
                                                                                      -----          -------------
             NET ASSETS                                                               100.0%         $ 433,224,812
                                                                                      =====          =============

----------
FSA FINANCIAL SECURITY ASSURANCE INC.
*    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $153,770.
+    FLOATING RATE SECURITY, RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31,
     2005.
++   SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS.
(a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATES SHOWN HAVE BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $144,320,058 IN CONNECTION WITH OPEN FUTURES CONTRACTS AND FORWARD PURCHASES.
(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $425,963,937. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $9,350,170 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $4,685,530 RESULTING IN NET UNREALIZED APPRECIATION OF $4,664,640.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT DECEMBER 31,2005:

                                                                             UNREALIZED
NUMBER OF                    DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION/
CONTRACTS    LONG/SHORT         MONTH AND YEAR          AMOUNT AT VALUE    (DEPRECIATION)
----------   ----------   ---------------------------   ---------------    --------------
497             Long      U.S. Treasury Note 10 year,
                          March2006                       $  54,374,906    $      463,578
20              Long      U.S. Treasury Bond 20 year,
                          March2006                           2,283,750            39,044
420             Short     U.S. Treasury Note 5 year,
                          March2006                         (44,664,375)         (135,794)
196             Short     U.S. Treasury Note 2 year,
                          March2006                         (40,216,750)          (26,705)
                                                                           --------------
Net Unrealized Appreciation                                                $      340,123
                                                                           ==============

LONG-TERM CREDIT ANALYSIS*
AAA                                           35.6%
AA                                             7.2
A                                             22.8
BBB                                           29.9
BB                                             2.1
B                                              2.4
                                             -----
                                             100.0%
                                             =====

----------
* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $56,658,656 WITH UNREALIZED APPRECIATION OF $502,622, AND OUTSTANDING SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $84,881,125 WITH UNREALIZED DEPRECIATION OF $162,499.

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON        MATURITY
THOUSANDS                                                            RATE           DATE                 VALUE
------------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (93.0%)
             ADVERTISING/MARKETING SERVICES (0.1%)
$       75   Advanstar Communications, Inc.                            10.75%      08/15/10          $      82,594
                                                                                                     -------------
             AEROSPACE & DEFENSE (0.9%)
       650   K&F Acquisition Inc.                                       7.75       11/15/14                659,750
                                                                                                     -------------
             ALTERNATIVE POWER GENERATION (0.9%)
       628   Ormat Funding Corp.                                        8.25       12/30/20                637,654
                                                                                                     -------------
             ALUMINUM (0.9%)
       665   Novelis, Inc. - 144A* (Canada)                             7.50**     02/15/15                623,438
                                                                                                     -------------
             APPAREL/FOOTWEAR (1.4%)
       825   Levi Strauss & Co.                                        8.804**     04/01/12                835,313
       180   Oxford Industries, Inc.                                   8.875       06/01/11                184,275
                                                                                                     -------------
                                                                                                         1,019,588
                                                                                                     -------------
             APPAREL/FOOTWEAR RETAIL (0.5%)
       330   Brown Shoe Co., Inc.                                       8.75       05/01/12                346,500
                                                                                                     -------------
             AUTO PARTS: O.E.M. (1.7%)
       180   ArvinMeritor, Inc.                                         8.75       03/01/12                173,250
       585   Lear Corp. (Series B)                                      8.11       05/15/09                544,850
       470   TRW Automotive, Inc.                                      9.375       02/15/13                511,125
                                                                                                     -------------
                                                                                                         1,229,225
                                                                                                     -------------
             BROADCASTING (0.5%)
       160   LIN Television Corp.                                       6.50       05/15/13                154,200
       190   LIN Television Corp. (Series B)                            6.50       05/15/13                183,113
                                                                                                     -------------
                                                                                                           337,313
                                                                                                     -------------
             BUILDING PRODUCTS (1.9%)
       115   Interface Inc.                                             7.30       04/01/08                116,725
       455   Interface Inc.                                             9.50       02/01/14                455,000
       145   Interface Inc.                                           10.375       02/01/10                157,688
       600   Nortek Inc.                                                8.50       09/01/14                582,000
                                                                                                     -------------
                                                                                                         1,311,413
                                                                                                     -------------
             CABLE/SATELLITE TV (4.6%)
       600   Cablevision Systems Corp. (Series B)                      8.716**     04/01/09                609,000
       387   CCH I LLC - 144A*                                         11.00       10/01/15                327,015
       245   Echostar DBS Corp.                                        6.375       10/01/11                237,037
       350   Echostar DBS Corp.                                        6.625       10/01/14                337,312
        45   Intelsat Bermuda Ltd. - 144A*                              8.25       01/15/13                 45,675
       440   Intelsat Bermuda Ltd. - 144A*                             8.625       01/15/15                446,600
       330   Intelsat Bermuda Ltd. - 144A*                             8.695**     01/15/12                337,012

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE             VALUE
------------------------------------------------------------------------------------------------------------------
$      715   Kabel Deutschland - 144A*(Germany)                        10.625%        07/01/14       $     756,113
       170   Renaissance Media Group LLC                                10.00         04/15/08             171,063
                                                                                                     -------------
                                                                                                         3,266,827
                                                                                                     -------------
             CASINO/GAMING (4.3%)
     4,485   Aladdin Gaming Holdings/Capital
              Corp LLC (Series B) (a)(b)(f)                             13.50         03/01/10                   0
       750   Isle of Capri Casinos                                       7.00         03/01/14             735,000
       380   Las Vegas Sands Corp.                                      6.375         02/15/15             367,650
     1,225   MGM Mirage Inc.                                             6.00         10/01/09           1,223,469
     7,210   Resort At Summerlin LP/Ras Co. (Series B) (a)(b)(f)        13.00+        12/15/07                   0
       700   Station Casinos, Inc.                                       6.00         04/01/12             701,750
                                                                                                     -------------
                                                                                                         3,027,869
                                                                                                     -------------
             CHEMICALS: MAJOR DIVERSIFIED (0.6%)
       437   Huntsman ICI Chemicals                                    10.125         07/01/09             453,387
                                                                                                     -------------
             CHEMICALS: SPECIALTY (6.7%)
       490   Equistar Chemical Funding                                 10.125         09/01/08             534,100
       185   Equistar Chemical Funding                                 10.625         05/01/11             204,425
       410   Innophos Inc - 144A*                                       8.875         08/15/14             415,125
       222   Innophos Inc - 144A*                                       12.34**^      02/15/15             210,151
       200   ISP Chemco                                                 10.25         07/01/11             214,000
       525   ISP Holdings Inc. (Series B)                              10.625         12/15/09             553,875
       135   Koppers Industry Inc.                                      98.75         10/15/13             147,150
       180   Millennium America, Inc.                                    7.00         11/15/06             184,050
       318   Millennium America, Inc.                                    9.25         06/15/08             344,633
       165   Nalco Co.                                                   7.75         11/15/11             170,363
       530   Nalco Co.                                                  8.875         11/15/13             557,825
       705   Rhodia SA (France)                                         8.875         06/01/11             726,150
       420   Rockwood Specialties, Inc.                                10.625         05/15/11             462,525
                                                                                                     -------------
                                                                                                         4,724,372
                                                                                                     -------------
             COAL (1.1%)
       140   Foundation PA Coal Co.                                      7.25         08/01/14             145,425
       635   Massey Energy Co.- 144A*                                   6.875         12/15/13             643,731
                                                                                                     -------------
                                                                                                           789,156
                                                                                                     -------------
             CONSUMER SUNDRIES (0.3%)
       280   Amscan Holdings, Inc.                                       8.75         05/01/14             237,300
                                                                                                     -------------
             CONTAINERS/PACKAGING (31%)
       360   Graham Packaging Company Inc.                               8.50         10/15/12             356,400
       415   Graham Packaging Company Inc.                              9.875         10/15/14             406,700
       495   Graphic Packaging International Corp.                       9.50         08/15/13             475,200

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON          MATURITY
THOUSANDS                                                              RATE             DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
$      400   Owens-Brockway Glass Containers Corp.                      8.75%         11/15/12         $       432,000
        60   Owens-Illinois, Inc.                                       7.35          05/15/08                  61,050
       285   Owens-Illinois, Inc.                                       7.50          05/15/10                 290,700
        90   Pliant Corp.                                             11.125          09/01/09                  80,550
        95   Pliant Corp. (Issued 04/10/02) (b)                        13.00          06/01/10                  19,000
       195   Pliant Corp. (Issued 05/31/00) (b)                        13.00          06/01/10                  39,000
                                                                                                       ---------------
                                                                                                             2,160,600
                                                                                                       ---------------
             DATA PROCESSING SERVICES (0.5%)
        35   Sungard Data Systems Inc. - 144A*                         8.524          08/15/13                  36,400
       345   Sungard Data Systems Inc. - 144A*                         9.125          08/15/13                 358,800
                                                                                                       ---------------
                                                                                                               395,200
                                                                                                       ---------------
             DRUGSTORE CHAINS (1.2%)
       150   Jean Coutu Group PJC Inc. (Canada)                        7.625          08/01/12                 148,500
       385   Jean Coutu Group PJC Inc. (Canada)                         8.50          08/01/14                 354,200
       305   Rite Aid Corp.                                            8.125          05/01/10                 311,863
                                                                                                       ---------------
                                                                                                               814,563
                                                                                                       ---------------
             ELECTRIC UTILITIES (5.5%)
       370   AES Corp. (The)                                            7.75          03/01/14                 389,887
        42   AES Corp. (The)                                           8.875          02/15/11                  45,622
        54   AES Corp. (The)                                           9.375          09/15/10                  59,265
       150   AES Corp. (The) - 144A*                                    9.00          05/15/15                 165,000
       595   CMS Energy Corp.                                           7.50          01/15/09                 615,825
       115   IPALCO Enterprises, Inc.                                  8.625          11/14/11                 125,925
       365   Monongahela Power Co.                                      5.00          10/01/06                 364,880
       415   MSW Energy Holdings/Finance                               7.375          09/01/10                 428,488
        80   MSW Energy Holdings/Finance                                8.50          09/01/10                  85,600
       290   Nevada Power Co.                                           8.25          06/01/11                 322,625
       271   Nevada Power Co.                                           9.00          08/15/13                 299,796
        25   PSEG Energy Holdings Inc.                                  7.75          04/16/07                  26,000
       785   PSEG Energy Holdings Inc.                                 8.625          02/15/08                 820,325
       140   Reliant Energy, Inc.                                       6.75          12/15/14                 122,850
                                                                                                       ---------------
                                                                                                             3,872,088
                                                                                                       ---------------
             ELECTRICAL PRODUCTS (0.9%)
       520   Rayovac Corp.                                              8.50          10/01/13                 456,300
       225   Spectrum Brands, Inc.                                     7.375          02/01/15                 189,000
                                                                                                       ---------------
                                                                                                               645,300
                                                                                                       ---------------
             ELECTRONICS/APPLIANCES (0.5%)
       365   Eastman Kodak Co.                                          7.25          11/15/13                 350,697
                                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON          MATURITY
THOUSANDS                                                              RATE             DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
             ENVIRONMENTAL SERVICES (1.3%)
$      280   Allied Waste North America, Inc.                           5.75%         02/15/11         $       266,700
       120   Allied Waste North America, Inc.                          6.375          04/15/11                 117,600
       355   Allied Waste North America, Inc.                          7.875          04/15/13                 368,312
        55   Allied Waste North America, Inc.                           8.50          12/01/08                  58,025
         9   Allied Waste North America, Inc.                           9.25          09/01/12                   9,787
        95   Allied Waste North America, Inc. (Series B)               8.875          04/01/08                 100,700
                                                                                                       ---------------
                                                                                                               921,124
                                                                                                       ---------------
             FINANCE/RENTAL/LEASING (1.0%)
       400   Ford Motor Credit Corp.                                   5.625          10/01/08                 351,194
       350   Residential Capital Corp.                                 6.375          06/30/10                 355,984
                                                                                                       ---------------
                                                                                                               707,178
                                                                                                       ---------------
             FINANCIAL CONGLOMERATES (1.3%)
       460   General Motors Acceptance Corp.                           4.375          12/10/07                 408,936
       470   General Motors Acceptance Corp.                           6.875          09/15/11                 429,103
        85   General Motors Acceptance Corp.                           6.875          08/28/12                  76,712
                                                                                                       ---------------
                                                                                                               914,751
                                                                                                       ---------------
             FOOD RETAIL (0.9%)
       209   CA FM Lease Trust - 144A*                                  8.50          07/15/17                 230,057
       350   Delhaize America, Inc.                                    8.125          04/15/11                 383,273
                                                                                                       ---------------
                                                                                                               613,330
                                                                                                       ---------------
             FOOD: MEAT/FISH/DAIRY (3.2%)
       325   Michael Foods Inc.(Series B)                               8.00          11/15/13                 334,750
       710   Pilgrim's Pride Corp.                                     9.625          09/15/11                 759,700
       265   PPC Escrow Corp.                                           9.25          11/15/13                 284,213
       255   Smithfield Foods Inc.                                      7.00          08/01/11                 261,375
        75   Smithfield Foods Inc.                                      7.75          05/15/13                  79,688
       535   Smithfield Foods Inc. (Series B)                           8.00          10/15/09                 567,100
                                                                                                       ---------------
                                                                                                             2,286,826
                                                                                                       ---------------
             FOREST PRODUCTS (1.1%)
       220   Crown Americas Inc. - 144A*                               7.625          11/15/13                 229,350
EUR    200   Crown Euro Holdings SA (France)                            6.25          09/01/11                 253,543
$       70   Tembec Industries Inc. (Canada)                            7.75          03/15/12                  37,800
       475   Tembec Industries Inc. (Canada)                            8.50          02/01/11                 266,000
                                                                                                       ---------------
                                                                                                               786,693
                                                                                                       ---------------
             GAS DISTRIBUTORS (1.3%)
       380   Dynegy Holdings, Inc.                                     6.875          04/01/11                 376,200
       425   Dynegy Holdings, Inc. - 144A*                             9.875          07/15/10                 468,031
        45   Northwest Pipeline Corp.                                  8.125          03/01/10                  47,925
                                                                                                       ---------------
                                                                                                               892,156
                                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON          MATURITY
THOUSANDS                                                              RATE             DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
             HOME BUILDING (0.8%)
$      165   Tech Olympic USA, Inc.                                   10.375%         07/01/12         $       163,144
        70   Tech Olympic USA, Inc. (Issued 11/27/02)                   9.00          07/01/10                  71,138
       355   Tech Olympic USA, Inc. (Issued 02/03/03)                   9.00          07/01/10                 360,769
                                                                                                       ---------------
                                                                                                               595,051
                                                                                                       ---------------
             HOME FURNISHINGS (0.4%)
       270   Tempur-Pedic Inc.                                         10.25          08/15/10                 293,288
                                                                                                       ---------------
             HOSPITAL/NURSING MANAGEMENT (2.8%)
       335   Community Health System Inc.                               6.50          12/15/12                 327,881
       395   HCA, Inc.                                                  6.30          10/01/12                 398,947
       200   HCA, Inc.                                                  8.70          02/10/10                 218,851
        90   HCA, Inc.                                                  8.75          09/01/10                  99,990
       405   Medcath Holdings Corp.                                    9.875          07/15/12                 429,300
       125   Tenet Healthcare Corp.                                    7.375          02/01/13                 115,938
       370   Tenet Healthcare Corp.                                    9.875          07/01/14                 376,475
                                                                                                       ---------------
                                                                                                             1,967,382
                                                                                                       ---------------
             HOTELS/RESORTS/CRUISELINES (0.3%)
       190   Starwood Hotels & Resorts Worldwide, Inc.                 7.875          05/01/12                 210,425
                                                                                                       ---------------
             INDUSTRIAL MACHINERY (0.5%)
       140   Goodman Global Holding Company, Inc. - 144A*              7.491**        06/15/12                 139,300
       225   Goodman Global Holding Company, Inc. - 144A*              7.875          12/15/12                 210,375
                                                                                                       ---------------
                                                                                                               349,675
                                                                                                       ---------------
             INDUSTRIAL SPECIALTIES (1.4%)
       560   Johnsondiversy, Inc.                                      9.625          05/15/12                 565,600
       405   UCAR Finance, Inc.                                        10.25          02/15/12                 429,806
                                                                                                       ---------------
                                                                                                               995,406
                                                                                                       ---------------
             MEDIA CONGLOMERATES (1.0%)
       671   Canwest Media Inc. (Canada)                                8.00          09/15/12                 688,615
                                                                                                       ---------------
             MEDICAL DISTRIBUTORS (1.1%)
       745   AmerisourceBergen Corp. - 144A*                           5.625          09/15/12                 748,725
                                                                                                       ---------------
             MEDICAL SPECIALTIES (0.5%)
       335   Fisher Scientific International, Inc. - 144A*             6.125          07/01/15                 336,675
                                                                                                       ---------------
             MEDICAL/NURSING SERVICES (1.6%)
       330   DaVita Inc.                                               6.625          03/15/13                 337,425
       570   Fresenius Medical Care Capital Trust                      7.875          06/15/11                 609,900
        95   Fresenius Medical Care Capital Trust II (Units)~          7.875          02/01/08                  98,325
        80   National Nephrology Assoc Inc. - 144A*                     9.00          11/01/11                  89,000
                                                                                                       ---------------
                                                                                                             1,134,650
                                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON             MATURITY
THOUSANDS                                                            RATE                DATE               VALUE
----------------------------------------------------------------------------------------------------------------------
             METAL FABRICATIONS (0.8%)
$      215   General Cable Corp.                                        9.50%         11/15/10         $       228,975
       380   Hexcell Corp.                                              6.75          02/01/15                 368,600
                                                                                                       ---------------
                                                                                                               597,575
                                                                                                       ---------------
             MISCELLANEOUS COMMERCIAL SERVICES (1.3%)
       295   Iron Mountain Inc.                                         7.75          01/15/15                 298,688
       585   Iron Mountain Inc.                                        8.625          04/01/13                 612,788
                                                                                                       ---------------
                                                                                                               911,476
                                                                                                       ---------------
             MISCELLANEOUS MANUFACTURING (0.9%)
       725   Associated Materials Inc.                                 11.25^^        03/01/14                 358,875
       330   Propex Fabrics Inc.                                       10.00          12/01/12                 296,175
                                                                                                       ---------------
                                                                                                               655,050
                                                                                                       ---------------
             MOTOR VEHICLES (0.5%)
       175   General Motors Corp.                                      7.125          07/15/13                 116,375
       340   General Motors Corp.                                      8.375          07/15/33                 226,100
                                                                                                       ---------------
                                                                                                               342,475
                                                                                                       ---------------
             MOVIES/ENTERTAINMENT (0.4%)
       285   AMC Entertainment Inc.                                     8.59**        08/15/10                 294,619
                                                                                                       ---------------
             OIL & GAS PIPELINES (3.2%)
       295   Colorado Interstate Gas Co. - 144A*                        6.80          11/15/15                 302,899
       495   El Paso Production Holdings                                7.75          06/01/13                 516,037
       375   Pacific Energy Partners/Finance                           7.125          06/15/14                 388,125
       155   Southern Natural Gas                                      8.875          03/15/10                 166,426
       835   Williams Companies, Inc. (The)                            7.875          09/01/21                 908,063
                                                                                                       ---------------
                                                                                                             2,281,550
                                                                                                       ---------------
             OIL& GAS PRODUCTION (4.1%)
       510   Chaparral Energy Inc. - 144A*                              8.50          12/01/15                 530,400
       185   Chesapeake Energy Corp.                                   6.625          01/15/16                 188,237
       480   Chesapeake Energy Corp.                                    7.50          09/15/13                 512,400
        28   Chesapeake Energy Corp.                                    7.75          01/15/15                  29,820
       385   Hilcorp Energy/Finance - 144A*                             7.75          11/01/15                 393,662
       280   Hilcorp Energy/Finance - 144A*                            10.50          09/01/10                 311,500
       140   Magnum Hunter Resources, Inc.                              9.60          03/15/12                 152,600
       370   Pogo Producing Co. - 144A*                                6.875          10/01/17                 362,600
       385   Vintage Petroleum, Inc.                                   7.875          05/15/11                 404,250
                                                                                                       ---------------
                                                                                                             2,885,469
                                                                                                       ---------------
             OIL REFINING/MARKETING (0.5%)
       345   Husky Oil Ltd.                                             8.90          08/15/28                 371,767
                                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON          MATURITY
THOUSANDS                                                              RATE             DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
             OILFIELD SERVICES/EQUIPMENT (1.2%)
$      175   CIE Generale de Geophysique S.A. (France)                  7.50%         05/15/15         $       182,000
       135   Hanover Compressor Co.                                    8.625          12/15/10                 143,437
       185   Hanover Compressor Co.                                     9.00          06/01/14                 202,575
       128   Hanover Equipment Trust 2001 A (Series A)                  8.50          09/01/08                 133,280
       210   Hanover Equipment Trust 2001 B (Series B)                  8.75          09/01/11                 223,125
                                                                                                       ---------------
                                                                                                               884,417
                                                                                                       ---------------
             OTHER METALS/MINERALS (0.0%)
       355   MurrinMurrinHoldings Property Ltd.
              (Australia) (b)(f)                                       9.375          08/31/07                       0
                                                                                                       ---------------
             OTHER TRANSPORTATION (1.0%)
       710   CHC Helicopter Corp. (Canada)                             7.375          05/01/14                 721,537
                                                                                                       ---------------
             PHARMACEUTICALS: MAJOR (1.2%)
       490   VWR International Inc.                                    6.875          04/15/12                 488,775
       400   Warner Chilcott Corp. - 144A*                              8.75          02/01/15                 370,000
                                                                                                       ---------------
                                                                                                               858,775
                                                                                                       ---------------
             PUBLISHING: BOOKS/MAGAZINES (2.8%)
       206   Dex Media East/Finance                                   12.125          11/15/12                 242,050
       327   Dex Media West/Finance                                    9.875          08/15/13                 364,605
       190   Houghton Mifflin Co.                                       8.25          02/01/11                 197,125
       540   Houghton Mifflin Co.                                      9.875          02/01/13                 579,825
       640   PRIMEDIA, Inc.                                            8.875          05/15/11                 593,600
                                                                                                       ---------------
                                                                                                             1,977,205
                                                                                                       ---------------
             PULP& PAPER (0.7%)
       315   Abitibi-Consolidated Inc. (Canada)                         6.00          06/20/13                 268,537
       215   Abitibi-Consolidated Inc. (Canada)                         7.75          06/15/11                 205,862
                                                                                                       ---------------
                                                                                                               474,399
                                                                                                       ---------------
             REAL ESTATE INVESTMENT TRUSTS (1.7%)
        57   HMH Properties, Inc. (Series B)                           7.875          08/01/08                  57,926
       540   Host Marriott LP                                          6.375          03/15/15                 541,350
       550   Host Marriott LP                                          7.125          11/01/13                 574,750
                                                                                                       ---------------
                                                                                                             1,174,026
                                                                                                       ---------------
             SERVICES TO THE HEALTH INDUSTRY (0.4%)
       255   Omnicare Inc.                                              6.75          12/15/13                 259,144
                                                                                                       ---------------
             SPECIALTY STORES (2.1%)
       200   General Nutrition Centers Inc.                             8.50          12/01/10                 173,000
       580   Petro Stopping Centers LP/Petro Financial Corp.            9.00          02/15/12                 585,800
       770   Sonic Automotive, Inc.                                    8.625          08/15/13                 748,825
                                                                                                       ---------------
                                                                                                             1,507,625
                                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON          MATURITY
THOUSANDS                                                              RATE             DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
             SPECIALTY TELECOMMUNICATIONS (2.6%)
$      320   American Tower Corp.                                      7.125%         10/15/12         $       331,200
       310   American Tower Corp.                                       7.50          05/01/12                 325,500
        98   Panamsat Corp.                                             9.00          08/15/14                 103,145
       735   Panamsat Holding Corp.                                   10.375^^        11/01/14                 518,175
       445   Qwest Communications International                         7.84**        02/15/09                 453,344
       100   U.S. West Communications Corp.                            5.625          11/15/08                  99,500
                                                                                                       ---------------
                                                                                                             1,830,864
                                                                                                       ---------------
             STEEL (1.1%)
       705   Amsted Industries Inc. - 144A*                            10.25          10/15/11                 757,875
                                                                                                       ---------------
             TELECOMMUNICATION EQUIPMENT (0.6%)
       450   Nortel Networks Ltd.(Canada)                              6.125          02/15/06                 452,250
                                                                                                       ---------------
             TELECOMMUNICATIONS (0.9%)
       550   Axtel SA (Mexico)                                         11.00          12/15/13                 624,250
       615   Exodus Communications, Inc. (a)(b)(f)                    11.625          07/15/10                       0
     4,679   Rhythms Netconnections, Inc. (a)(b)(f)                    12.75          04/15/09                       0
                                                                                                       ---------------
                                                                                                               624,250
                                                                                                       ---------------
             TOBACCO (1.0%)
       730   RJ Reynolds Tobacco Holdings - 144A*                       6.50          07/15/10                 730,000
                                                                                                       ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (1.5%)
       347   Manitowoc Inc. (The)                                      10.50          08/01/12                 386,905
       640   NMHG Holding Co.                                          10.00          05/15/09                 684,800
                                                                                                       ---------------
                                                                                                             1,071,705
                                                                                                       ---------------
             WHOLESALE DISTRIBUTORS (1.2%)
       160   Buhrmann US, Inc.                                         7.875          03/01/15                 157,000
       375   Buhrmann US, Inc.                                          8.25          07/01/14                 378,281
       310   Nebraska Book Company, Inc.                               8.625          03/15/12                 286,750
                                                                                                       ---------------
                                                                                                               822,031
                                                                                                       ---------------
             WIRELESS TELECOMMUNICATIONS (2.7%)
       430   Rural Cellular Corp.                                      8.991**        03/15/10                 443,975
       213   SBA Comminications Corp.                                   8.50          12/01/12                 237,495
       387   SBA Communications Corp.                                   9.75^^        12/15/11                 360,878
       415   Ubiquitel Operating Co.                                   9.875          03/01/11                 461,688
       385   Wind Acquisition Finance SA - 144A*(Luxembourg)           10.75          12/01/15                 399,438
                                                                                                       ---------------
                                                                                                             1,903,474
                                                                                                       ---------------
             TOTAL CORPORATE BONDS
              (COST $82,717,297)                                                                            65,816,342
                                                                                                       ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (d)(1.0%)
               CASINO/GAMING (0.0%)
       2,000   Fitzgeralds Gaming Corp. + (f)                       $          0
                                                                    ------------
               FOOD: SPECIALTY/CANDY (0.0%)
       2,375   SFAC NewHoldingsInc. ++ (c)(f)                                  0
         436   SFFB New Holdings Inc. (c)(f)                                   0
                                                                    ------------
     120,000   Specialty Foods Acquisition Corp. - 144A*(f)                    0
                                                                    ------------
                                                                               0
                                                                    ------------
               MEDICAL/NURSING SERVICES (0.0%)
     418,663   Raintree Healthcare Corp. (c)(f)                                0
                                                                    ------------
               RESTAURANTS (0.5%)
       7,750   American Restaurant Group Holdings, Inc. - 144A*(f)             0
      41,533   American Restaurant Group Holdings, Inc. (c)(f)                 0
      92,158   Catalina Restaurant Group (c)(f)                          328,082
                                                                    ------------
                                                                         328,082
                                                                    ------------
               SPECIALTY TELECOMMUNICATIONS (0.0%)
      12,688   Birch Telecom Inc.+++ (c)(f)                                  127
     131,683   PFB Telecom NV (Series B) (c)(f)                                0
                                                                    ------------
                                                                             127
                                                                    ------------
               TELECOMMUNICATIONS (0.0%)
       2,251   Viatel Holdings Bermuda Ltd. (c)                               90
                                                                    ------------
               TEXTILES (0.0%)
     298,461   U.S. Leather, Inc. (c)(f)                                       0
                                                                    ------------
               WIRELESS TELECOMMUNICATIONS (0.5%)
       8,000   NII Holdings, Inc. (ClassB)(c)                            349,440
         521   USA Mobility, Inc. (c)                                     14,442
      38,444   Vast Solutions, Inc. (ClassB1) (c)(f)                           0
      38,444   Vast Solutions, Inc. (ClassB2) (c)(f)                           0
      38,444   Vast Solutions, Inc. (ClassB3) (c)(f)                           0
                                                                    ------------
                                                                         363,882
                                                                    ------------
               TOTAL COMMON STOCKS
                (COST $48,754,832)                                       692,181
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                    COUPON          MATURITY
THOUSANDS                                                     RATE             DATE              VALUE
----------------------------------------------------------------------------------------------------------
               CONVERTIBLE BOND (0.6%)
               TELECOMMUNICATION EQUIPMENT
$        450   Nortel Networks Corp. (Canada)
                (COST $435,107)                                4.25%         09/01/08          $   424,125
                                                                                               -----------

  NUMBER OF
   SHARES
------------
               NON-CONVERTIBLE PREFERRED STOCK (0.3%)
               RESTAURANTS
         210   Catalina Restaurant Group (Units) +~++++(f)
                 (COST $208,084)                                                                   189,427
                                                                                               -----------

  NUMBEROF                                                           EXPIRATION
  WARRANTS                                                              DATE
------------                                                         ----------
               WARRANTS (d)(0.0%)
               CASINO/GAMING (0.0%)
      83,500   Aladdin Gaming Enterprises,
                Inc. - 144A *(f)                                       03/01/10                          0
       6,000   Resort At Summerlin LP - 144A*(f)                       12/15/07                          0
                                                                                               -----------
                                                                                                         0
                                                                                               -----------
               PERSONNEL SERVICES (0.0%)
      42,250   Comforce Corp. - 144A*(f)                               12/01/09                          0
                                                                                               -----------
               RESTAURANTS (0.0%)
       1,500   American Restaurant Group Holdings,
                Inc. - 144A*(f)                                        08/15/08                          0
      39,250   Catalina Restaurant Group +++++(c)(f)                   07/10/12                          0
                                                                                               -----------
                                                                                                         0
                                                                                               -----------
               TOTAL WARRANTS
                (COST $127,660)                                                                          0
                                                                                               -----------

 PRINCIPAL
 AMOUNT IN                                                                  MATURITY
 THOUSANDS                                                                    DATE
------------                                                                --------
               SHORT-TERM INVESTMENT (3.2%)
               REPURCHASE AGREEMENT
$      2,308   The Bank of New York (dated 12/30/05;
                proceeds $2,309,121) (e)
                (COST $2,308,063)                             4.125         01/03/06             2,308,063
                                                                                               -----------

               TOTAL INVESTMENTS
                (COST $134,551,043) (g)                                        98.1%            69,430,138
               OTHER ASSETS IN EXCESS OF LIABILITIES                            1.9              1,346,113
                                                                              -----            -----------
               NET ASSETS                                                     100.0%           $70,776,251
                                                                              =====            ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
*       RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
**      FLOATING RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER31,
        2005.
+       RESALE IS RESTRICTED; ACQUIRED (12/22/98) AT A COST BASIS OF $9,020.
++      RESALE IS RESTRICTED; ACQUIRED (06/10/99) AT A COST BASIS OF $24.
+++ RESALE IS RESTRICTED; ACQUIRED (BETWEEN 06/18/98 AND 08/25/98) AT A COST BASIS OF $6,473,685.
++++    RESALE IS RESTRICTED; ACQUIRED (05/30/02) AT A COST BASIS OF $157,000.
+++++   RESALE IS RESTRICTED; ACQUIRED (08/27/02) AT A COST BASIS OF $0.
^       PAYMENT-IN-KIND SECURITY.
^^ CURRENTLY A ZERO COUPON BOND AND IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
~ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT;CORPORATE BONDS OR PREFERRED STOCKS WITH ATTACHED WARRANTS.
(a)     ISSUER IN BANKRUPTCY.
(b)     NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
(c)     ACQUIRED THROUGH EXCHANGE OFFER.
(d)     NON-INCOME PRODUCING SECURITIES.
(e) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOCIATION 5.50% DUE 08/01/35 VALUED AT $2,354,224.
(f) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $517,636 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
(g) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $134,330,050. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,632,755 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $66,532,667, RESULTING IN NET UNREALIZED DEPRECIATION OF $64,899,912.

                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CONTRACT OPEN AT DECEMBER 31, 2005:

 CONTRACT       IN EXCHANGE             DELIVERY                UNREALIZED
TO DELIVER          FOR                   DATE                 APPRECIATION
---------------------------------------------------------------------------
EUR 220,000     $   265,342             01/26/06               $      4,598

CURRENCY ABBREVIATION:

EUR   Euro.

SUMMARY OF INVESTMENTS
LONG-TERM CREDIT ANALYSIS*

A                3.3%
BBB              1.0
BB              22.1
B               52.2
CCC             18.9
NR               2.5
               -----
               100.0%
               =====

----------
* DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACT WITH UNREALIZED APPRECIATION OF $4,598.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - UTILITIES
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
   SHARES                                                                                             VALUE
---------------------------------------------------------------------------------------------------------------
               COMMON STOCKS (96.7%)
               ELECTRIC UTILITIES (58.3%)
     240,000   AES Corp. (The)*                                                                    $  3,799,200
      80,000   Allegheny Energy, Inc.*                                                                2,532,000
      75,000   Ameren Corp.                                                                           3,843,000
     105,000   American Electric Power Co., Inc.                                                      3,894,450
      97,000   CMS Energy Corp.*                                                                      1,407,470
      60,000   Consolidated Edison, Inc.                                                              2,779,800
      95,000   Constellation Energy Group, Inc.                                                       5,472,000
      81,000   Dominion Resources, Inc.                                                               6,253,200
      72,000   DPL, Inc.                                                                              1,872,720
     125,432   Duke Energy Corp.                                                                      3,443,108
     148,000   Edison International                                                                   6,454,280
      80,000   Entergy Corp.                                                                          5,492,000
     112,000   Exelon Corp.                                                                           5,951,680
      87,000   FirstEnergy Corp.                                                                      4,262,130
     147,000   FPL Group, Inc.                                                                        6,109,320
     110,000   NRG Energy, Inc.*                                                                      5,183,200
      90,000   NSTAR                                                                                  2,583,000
     135,000   PG&E Corp.                                                                             5,011,200
      60,000   Pinnacle West Capital Corp.                                                            2,481,000
     110,000   PNM Resources Inc.                                                                     2,693,900
     200,000   PPL Corp.                                                                              5,880,000
      95,000   Reliant Energy, Inc.*                                                                    980,400
     125,000   SCANA Corp.                                                                            4,922,500
     126,000   Southern Co. (The)                                                                     4,350,780
      75,000   TECO Energy, Inc.                                                                      1,288,500
     115,000   TXU Corp.                                                                              5,771,850
     115,000   Wisconsin Energy Corp.                                                                 4,491,900
                                                                                                   ------------
                                                                                                    109,204,588
                                                                                                   ------------
               ENERGY (22.7%)
     120,000   AGL Resources, Inc.                                                                    4,177,200
      30,000   Burlington Resources, Inc.                                                             2,586,000
     125,000   Equitable Resources, Inc.                                                              4,586,250
      58,000   KeySpan Corp.                                                                          2,070,020
      43,000   Kinder Morgan, Inc.                                                                    3,953,850
     135,000   MDU Resources Group, Inc.                                                              4,419,900
      83,000   New Jersey Resources Corp.                                                             3,476,870
      37,000   Peabody Energy Corp.                                                                   3,049,540
      65,000   Questar Corp.                                                                          4,920,500
     115,000   Sempra Energy                                                                          5,156,600
     177,000   Williams Companies, Inc. (The)                                                         4,101,090
                                                                                                   ------------
                                                                                                     42,497,820
                                                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                                             VALUE
---------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS (15.7%)
      61,932   ALLTEL Corp.                                                                        $  3,907,909
     125,946   AT&T Inc.                                                                              3,084,418
     105,000   BellSouth Corp.                                                                        2,845,500
      49,750   CenturyTel, Inc.                                                                       1,649,710
     125,000   Crown Castle International Corp.*                                                      3,363,750
     243,750   Sprint Nextel Corp.                                                                    5,694,000
      57,860   Telefonica de Espana S.A. (ADR) (Spain)                                                2,604,857
     134,000   Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)                                     3,307,120
      65,120   Verizon Communications Inc.                                                            1,961,414
      50,000   Vodafone Group PLC (ADR) (United Kingdom)                                              1,073,500
                                                                                                   ------------
                                                                                                     29,492,178
                                                                                                   ------------
               TOTAL COMMON STOCKS
                (COST $109,879,153)                                                                 181,194,586
                                                                                                   ------------

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE
------------                                                        ------------    ------------
               CORPORATE BONDS (1.5%)
               ELECTRIC UTILITIES (1.0%)
$         70   Carolina Power & Light Co.                                  5.125%     09/15/13           69,924
         120   Cleco Power LLC                                             5.375      05/01/13          119,274
         160   Commonwealth Edison Co. (Series 98)                          6.15      03/15/12          166,907
         400   Consumers Energy Co.                                        6.875      03/01/18          438,158
          90   Duquesne Light Co. (Series O)                                6.70      04/15/12           97,790
          25   Entergy Gulf States, Inc.                                    3.60      06/01/08           24,054
          35   Entergy Gulf States, Inc.                                    4.81+     12/01/09           34,180
         100   Exelon Corp.                                                 6.75      05/01/11          106,581
          70   FirstEnergy Corp. (Series B)                                 6.45      11/15/11           74,290
          40   Indianapolis Power & Light Co. - 144A**                      6.30      07/01/13           42,140
         155   Jersey Central Power & Light Co. (Series MTN)                6.45      05/15/06          155,948
          55   Pacific Gas & Electric Co.                                   6.05      03/01/34           57,118
         145   Pinnacle West Capital Corp.                                  6.40      04/01/06          145,643
         145   Public Service Co. of New Mexico (Series B)                  7.50      08/01/18          165,730
          85   Public Service Electric & Gas Co. (Series MTNB)              5.00      01/01/13           84,156
          85   Texas-New Mexico Power Co.                                   6.25      01/15/09           87,299
          45   TXU Energy Co.                                               7.00      03/15/13           48,023
                                                                                                   ------------
                                                                                                      1,917,215
                                                                                                   ------------
               ENERGY (0.0%)
          35   Panhandle Eastern Pipe Line Co.                              4.80      08/15/08           34,625
          25   Panhandle Eastern Pipe Line Co. (Series B)                   2.75      03/15/07           24,317
                                                                                                   ------------
                                                                                                         58,942
                                                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE          VALUE
---------------------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS (0.5%)
$         27   AT&T Corp.                                                   9.05+%    11/15/11     $     29,920
         155   France Telecom S.A. (France)                                 8.75+     03/01/31          207,439
         180   GTE Corp.                                                    7.90      02/01/27          190,713
         180   SBC Communications, Inc.                                     6.15      09/15/34          181,412
          20   SBC Communications, Inc.                                     6.45      06/15/34           20,881
          90   Sprint Capital Corp.                                        8.375      03/15/12          104,435
          50   Sprint Capital Corp.                                         8.75      03/15/32           66,555
          60   Vodafone Airtouch PLC (United Kingdom)                       7.75      02/15/10           65,774
                                                                                                   ------------
                                                                                                        867,129
                                                                                                   ------------
               TOTAL CORPORATE BONDS
                (COST $2,723,256)                                                                     2,843,286
                                                                                                   ------------
               SHORT-TERM INVESTMENT (a) (1.6%)
               U.S. GOVERNMENT AGENCY
       3,000   Federal Home Loan Banks (COST $2,999,433)                    3.40      01/03/06        2,999,433
                                                                                                   ------------
               TOTAL INVESTMENTS
                (COST $115,601,842) (b)                                                 99.8%       187,037,305
               OTHER ASSETS IN EXCESS OF LIABILITIES                                     0.2            443,192
                                                                                       -----       ------------
               NET ASSETS                                                              100.0%      $187,480,497
                                                                                       =====       ============

----------
   ADR  AMERICAN DEPOSITARY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   + FLOATING RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31, 2005.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $117,908,591. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $69,481,519 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $352,805, RESULTING IN NET UNREALIZED APPRECIATION OF $69,128,714.

SUMMARY OF INVESTMENTS

                                                                       PERCENT OF
INDUSTRY                                                 VALUE         NET ASSETS
----------------------------------------------------------------------------------
Electric Utilities                                   $ 111,121,803            59.3%
Energy                                                  42,556,762            22.7
Telecommunications                                      30,359,307            16.2
U.S. Government Agency                                   2,999,433             1.6
                                                     -------------            ----
                                                     $ 187,037,305            99.8%
                                                     =============            ====


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - INCOME BUILDER
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (58.9%)
               ADVERTISING/MARKETING SERVICES (0.1%)
       4,121   Live Nation Inc.*                                    $     53,988
                                                                    ------------
               AEROSPACE & DEFENSE (1.3%)
       9,090   Northrop Grumman Corp.                                    546,400
      13,530   Raytheon Co.                                              543,229
                                                                    ------------
                                                                       1,089,629
                                                                    ------------
               BEVERAGES: ALCOHOLIC (0.5%)
       6,900   Diageo PLC (ADR) (United Kingdom)                         402,270
                                                                    ------------
               BEVERAGES: NON-ALCOHOLIC (0.9%)
      19,430   Coca-Cola Co. (The)                                       783,223
                                                                    ------------
               BIOTECHNOLOGY (0.7%)
      13,580   Chiron Corp.*                                             603,767
                                                                    ------------
               BROADCASTING (1.2%)
      32,970   Clear Channel Communications, Inc.                      1,036,906
                                                                    ------------
               CHEMICALS: MAJOR DIVERSIFIED (2.7%)
      39,240   Bayer AG (ADR) (Germany)                                1,638,662
      11,360   Dow Chemical Co. (The)                                    497,795
       4,297   Lanxess (Germany)*                                        137,093
                                                                    ------------
                                                                       2,273,550
                                                                    ------------
               COMPUTER PROCESSING HARDWARE (0.6%)
      17,300   Hewlett-Packard Co.                                       495,299
                                                                    ------------
               DEPARTMENT STORES (0.5%)
       9,290   Kohl's Corp.*                                             451,494
                                                                    ------------
               DISCOUNT STORES (0.9%)
      17,020   Wal-Mart Stores, Inc.                                     796,536
                                                                    ------------
               ELECTRIC UTILITIES (2.0%)
      14,610   American Electric Power Co., Inc.                         541,885
       8,450   Entergy Corp.                                             580,092
      11,220   FirstEnergy Corp.                                         549,668
                                                                    ------------
                                                                       1,671,645
                                                                    ------------
               FINANCE/RENTAL/LEASING (1.3%)
      14,550   Freddie Mac                                               950,842
       6,300   MBNA Corp.                                                171,045
                                                                    ------------
                                                                       1,121,887
                                                                    ------------
               FINANCIAL CONGLOMERATES (4.1%)
      27,140   Citigroup, Inc.                                         1,317,104
      41,348   JPMorgan Chase & Co.                                    1,641,102
      10,010   State Street Corp.                                        554,954
                                                                    ------------
                                                                       3,513,160
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               FOOD: MAJOR DIVERSIFIED (1.4%)
      18,030   Unilever N.V. (NY Registered Shares) (Netherlands)   $  1,238,120
                                                                    ------------
               FOOD: SPECIALTY/CANDY (0.6%)
      13,160   Cadbury Schweppes PLC (ADR) (United Kingdom)              503,896
                                                                    ------------
               HOSPITAL/NURSING MANAGEMENT (0.7%)
      15,880   Community Health Systems Inc.*                            608,839
                                                                    ------------
               HOUSEHOLD/PERSONAL CARE (0.6%)
       4,200   Avon Products, Inc.                                       119,910
       6,950   Procter & Gamble Co. (The)                                402,266
                                                                    ------------
                                                                         522,176
                                                                    ------------
               INDUSTRIAL CONGLOMERATES (3.0%)
      35,670   General Electric Co.                                    1,250,233
      10,982   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)               443,343
      10,050   Siemens AG (ADR) (Germany)                                860,180
                                                                    ------------
                                                                       2,553,756
                                                                    ------------
               INSURANCE BROKERS/SERVICES (0.7%)
      18,400   Marsh & McLennan Companies, Inc.                          584,384
                                                                    ------------
               INTEGRATED OIL (3.1%)
      11,700   BP PLC (ADR) (United Kingdom)                             751,374
      12,928   ConocoPhillips                                            752,151
       5,600   Exxon Mobil Corp.                                         314,552
      13,590   Royal Dutch Shell PLC (ADR) (Class A) (Netherlands)       835,649
                                                                    ------------
                                                                       2,653,726
                                                                    ------------
               INVESTMENT BANKS/BROKERS (3.0%)
       2,720   Goldman Sachs Group, Inc. (The)                           347,371
      20,220   Merrill Lynch & Co., Inc.                               1,369,501
      51,410   Schwab (Charles) Corp. (The)                              754,185
                                                                    ------------
                                                                       2,471,057
                                                                    ------------
               LIFE/HEALTH INSURANCE (0.3%)
      13,650   Aegon N.V. (NY Registered Shares) (Netherlands)           222,768
                                                                    ------------
               MAJOR BANKS (1.6%)
      16,800   Bank of America Corp.                                     775,320
       9,220   PNC Financial Services Group                              570,073
                                                                    ------------
                                                                       1,345,393
                                                                    ------------
               MAJOR TELECOMMUNICATIONS (3.2%)
      23,280   France Telecom S.A. (ADR) (France)                        578,275
      50,974   Sprint Nextel Corp.                                     1,190,753
      30,750   Verizon Communications Inc.                               926,190
                                                                    ------------
                                                                       2,695,218
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               MANAGED HEALTH CARE (1.0%)
       7,810   CIGNA Corp.                                          $    872,377
                                                                    ------------
               MEDIA CONGLOMERATES (3.0%)
      31,710   Disney (Walt) Co. (The)                                   760,089
      70,540   Time Warner, Inc.                                       1,230,218
      18,870   Viacom Inc. (Class B) (Non-Voting)*                       615,162
                                                                    ------------
                                                                       2,605,469
                                                                    ------------
               MEDICAL SPECIALTIES (1.1%)
       8,380   Applera Corp. - Applied Biosystems Group                  222,573
       7,470   Bausch & Lomb, Inc.                                       507,213
       7,000   Boston Scientific Corp.*                                  171,430
                                                                    ------------
                                                                         901,216
                                                                    ------------
               MOTOR VEHICLES (0.5%)
      15,980   Honda Motor Co., Ltd. (ADR) (Japan)                       462,941
                                                                    ------------
               MULTI-LINE INSURANCE (0.6%)
       5,890   Hartford Financial Services Group, Inc. (The)             505,892
                                                                    ------------
               OIL & GAS PIPELINES (0.5%)
      19,900   Williams Companies, Inc. (The)                            461,083
                                                                    ------------
               OIL REFINING/MARKETING (0.3%)
       5,320   Valero Energy Corp.                                       274,512
                                                                    ------------
               OILFIELD SERVICES/EQUIPMENT (1.2%)
      10,700   Schlumberger Ltd. (Netherlands Antilles)                1,039,505
                                                                    ------------
               PACKAGED SOFTWARE (1.2%)
      56,270   Symantec Corp.*                                           984,725
                                                                    ------------
               PHARMACEUTICALS: MAJOR (7.7%)
      53,380   Bristol-Myers Squibb Co.                                1,226,672
       9,550   GlaxoSmithKline PLC (ADR) (United Kingdom)                482,084
      15,220   Lilly (Eli) & Co.                                         861,300
      17,980   Roche Holdings Ltd. (ADR) (Switzerland)                 1,359,288
      13,690   Sanofi-Aventis (ADR) (France)                             600,991
      59,010   Schering-Plough Corp.                                   1,230,359
      17,840   Wyeth                                                     821,889
                                                                    ------------
                                                                       6,582,583
                                                                    ------------
               PRECIOUS METALS (1.0%)
      16,520   Newmont Mining Corp.                                      882,168
                                                                    ------------
               PROPERTY - CASUALTY INSURERS (2.6%)
       2,300   ACE Ltd. (Cayman Islands)                                 122,912
       8,630   Chubb Corp. (The)                                         842,720
      20,903   St. Paul Travelers Companies, Inc. (The)                  933,737
       5,100   XL Capital Ltd. (Class A) (Cayman Islands)                343,638
                                                                    ------------
                                                                       2,243,007
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                                             VALUE
---------------------------------------------------------------------------------------------------------------
               RESTAURANTS (0.3%)
       7,990   McDonald's Corp.                                                                    $    269,423
                                                                                                   ------------
               SEMICONDUCTORS (1.4%)
      26,260   Intel Corp.                                                                              655,450
      42,000   Micron Technology, Inc.*                                                                 559,020
                                                                                                   ------------
                                                                                                      1,214,470
                                                                                                   ------------
               SPECIALTY STORES (0.2%)
       6,400   Office Depot, Inc.*                                                                      200,960
                                                                                                   ------------
               TELECOMMUNICATION EQUIPMENT (0.5%)
      18,915   Motorola, Inc.                                                                           427,290
                                                                                                   ------------
               TOBACCO (0.8%)
       9,340   Altria Group, Inc.                                                                       697,885
                                                                                                   ------------
               TOTAL COMMON STOCKS
                (COST $42,174,475)                                                                   50,318,193
                                                                                                   ------------

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE
------------                                                        ------------    ------------
               CONVERTIBLE BONDS (15.6%)
               AIRLINES (1.7%)
$      1,500   Continental Airlines Inc.                                    4.50%     02/01/07        1,406,408
                                                                                                   ------------
               CABLE/SATELLITE TV (1.1%)
       1,000   Echostar Communications Corp.                                5.75      05/15/08          980,000
                                                                                                   ------------
               ELECTRIC UTILITIES (0.6%)
         173   PG&E Corp.                                                   9.50      06/30/10          482,670
                                                                                                   ------------
               ELECTRONIC COMPONENTS (1.1%)
       1,000   SCI Systems, Inc.                                            3.00      03/15/07          962,500
                                                                                                   ------------
               ELECTRONIC PRODUCTION EQUIPMENT (1.2%)
       1,100   Veeco Instruments, Inc.                                     4.125      12/21/08        1,038,125
                                                                                                   ------------
               HOSPITAL/NURSING MANAGEMENT (0.6%)
         468   Community Health Systems                                     4.25      10/15/08          537,030
                                                                                                   ------------
               HOTELS/RESORTS/CRUISELINES (1.4%)
       1,000   Hilton Hotels Corp. - 144A**                                3.375      04/15/23        1,181,250
                                                                                                   ------------
               HOUSEHOLD/PERSONAL CARE (1.4%)
       1,000   Church & Dwight Co., Inc. - 144A**                           5.25      08/15/33        1,208,750
                                                                                                   ------------
               INDUSTRIAL CONGLOMERATES (1.5%)
       1,000   Tyco Internatioanl Group SA (Luxembourg)                     2.75      01/15/18        1,271,250
                                                                                                   ------------
               INTERNET RETAIL (1.0%)
         901   Amazon.com, Inc.                                             4.75      02/01/09          870,591
                                                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE          VALUE
---------------------------------------------------------------------------------------------------------------
               INVESTMENT BANKS/BROKERS (0.6%)
$        509   E*Trade Financial Corp.                                      6.00%     02/01/07     $    516,635
                                                                                                   ------------
               MEDIA CONGLOMERATES (1.3%)
       1,080   Walt Disney Co. (The)                                       2.215      04/15/23        1,085,400
                                                                                                   ------------
               SEMICONDUCTORS (1.1%)
         950   Skyworks Solutions, Inc.                                     4.75      11/15/07          927,438
                                                                                                   ------------
               TELECOMMUNICATION EQUIPMENT (1.0%)
         925   Terayon Communication Systems, Inc.                          5.00      08/01/07          892,625
                                                                                                   ------------
               TOTAL CONVERTIBLE BONDS
                (COST $13,016,166)                                                                   13,360,672
                                                                                                   ------------
               CORPORATE BONDS (13.8%)
               AGRICULTURAL COMMODITIES/MILLING (1.8%)
       1,460   Corn Products International Inc.                             8.25      07/15/07        1,526,026
                                                                                                   ------------
               APPAREL/FOOTWEAR (1.5%)
       1,250   Tommy Hilfiger USA Inc.                                      6.85      06/01/08        1,293,750
                                                                                                   ------------
               BROADCASTING (1.5%)
       1,200   Clear Channel Communications, Inc.                           8.00      11/01/08        1,276,585
                                                                                                   ------------
               BUILDING PRODUCTS (1.5%)
       1,200   American Standard, Inc.                                      8.25      06/01/09        1,306,486
                                                                                                   ------------
               HOME BUILDING (1.5%)
       1,200   Toll Corp.                                                   8.25      02/01/11        1,258,500
                                                                                                   ------------
               HOTELS/RESORTS/CRUISELINES (2.6%)
       2,000   Starwood Hotels & Resorts Worldwide, Inc.                   7.875      05/01/12        2,215,000
                                                                                                   ------------
               OTHER METALS/MINERALS (1.4%)
       1,200   USEC Inc.                                                   6.625      01/20/06        1,200,000
                                                                                                   ------------
               PUBLISHING: NEWSPAPERS (1.2%)
       1,000   Media General Inc.                                           6.95      09/01/06        1,008,046
                                                                                                   ------------
               TRUCKS/CONSTRUCTION/FARM MACHINERY (0.8%)
         700   Navistar International (Series B)                           9.375      06/01/06          714,000
                                                                                                   ------------
               TOTAL CORPORATE BONDS
                (COST $11,558,096)                                                                   11,798,393
                                                                                                   ------------

 NUMBER OF
  SHARES
------------
               CONVERTIBLE PREFERRED STOCKS (8.3%)
               ELECTRIC UTILITIES (1.3%)
      18,000   FPL Group, Inc. $8.00                                                                  1,115,460
                                                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                                                             VALUE
---------------------------------------------------------------------------------------------------------------
               FINANCIAL CONGLOMERATES (1.0%)
      27,000   Citigroup Funding Inc. (Series GNW)                                                 $    886,950
                                                                                                   ------------
               INVESTMENT BANKS/BROKERS (1.2%)
      38,000   Lehman Brothers Holdings Inc. (Series GIS) $1.5625                                       999,020
                                                                                                   ------------
               LIFE/HEALTH INSURANCE (1.4%)
      44,000   MetLife, Inc (Series B) $6.375 (Note 4)                                                1,212,200
                                                                                                   ------------
               PHARMACEUTICALS: MAJOR (0.8%)
      13,500   Schering-Plough Corp. $3.00                                                              726,165
                                                                                                   ------------
               PROPERTY - CASUALTY INSURERS (0.9%)
      30,000   Travelers Property Casualty Corp. $1.125                                                 742,800
                                                                                                   ------------
               REAL ESTATE INVESTMENT TRUSTS (0.5%)
       9,000   Equity Residential Properties Trust (Series E) $1.75                                     392,580
                                                                                                   ------------
               TELECOMMUNICATION EQUIPMENT (1.2%)
       1,000   Lucent Technologies Capital Trust $77.50                                                 975,000
                                                                                                   ------------
               TOTAL CONVERTIBLE PREFERRED STOCKS
                (COST $6,464,533)                                                                     7,050,175
                                                                                                   ------------

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE
------------                                                        ------------    ------------
               SHORT-TERM INVESTMENT (3.0%)
               REPURCHASE AGREEMENT
$      2,597   The Bank of New York (dated 12/30/05;
                proceeds $2,598,385) (a)
                (COST $2,597,195)                                          4.125%     01/03/06        2,597,195
                                                                                                   ------------
               TOTAL INVESTMENTS
                (COST $75,810,465) (b)                                                  99.6%        85,124,628
               OTHER ASSETS IN EXCESS OF LIABILITIES                                     0.4            354,682
                                                                                       -----       ------------
               NET ASSETS                                                              100.0%      $ 85,479,310
                                                                                       =====       ============

----------
   ADR  AMERICAN DEPOSITARY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   (a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.50% DUE 08/01/35 VALUED AT $2,649,139.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $76,419,550. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $11,123,665 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,418,587, RESULTING IN NET UNREALIZED APPRECIATION OF $8,705,078.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - INCOME BUILDER
SUMMARY OF INVESTMENT - DECEMBER 31, 2005

                                                                       PERCENT OF
INDUSTRY                                                 VALUE         NET ASSETS
----------------------------------------------------------------------------------
Pharmaceuticals: Major                               $   7,308,748             8.6%
Financial Conglomerates                                  4,400,110             5.2
Investment Banks/Brokers                                 3,986,712             4.7
Industrial Conglomerates                                 3,825,006             4.5
Media Conglomerates                                      3,690,869             4.3
Hotels/Resorts/Cruise lines                              3,396,250             4.0
Electric Utilities                                       3,269,775             3.8
Property - Casualty Insurers                             2,985,807             3.5
Major Telecommunications                                 2,695,218             3.2
Integrated Oil                                           2,653,726             3.1
Repurchase Agreement                                     2,597,195             3.0
Broadcasting                                             2,313,491             2.7
Telecommunication Equipment                              2,294,915             2.7
Chemicals: Major Diversified                             2,273,550             2.7
Semiconductors                                           2,141,908             2.5
Household/Personal Care                                  1,730,926             2.0
Agricultural Commodities/Milling                         1,526,026             1.8
Life/Health Insurance                                    1,434,968             1.7
Airlines                                                 1,406,408             1.6
Major Banks                                              1,345,393             1.6
Building Products                                        1,306,486             1.5
Apparel/Footwear                                         1,293,750             1.5
Home Building                                            1,258,500             1.5
Food: Major Diversified                                  1,238,120             1.5
Other Metals/Minerals                                    1,200,000             1.4
Hospital/Nursing Management                              1,145,869             1.3
Finance/Rental/Leasing                                   1,121,887             1.3
Aerospace & Defense                                      1,089,629             1.3
Oilfield Services/Equipment                              1,039,505             1.2
Electronic Production Equipment                          1,038,125             1.2
Publishing: Newspapers                               $   1,008,046             1.2%
Packaged Software                                          984,725             1.2
Cable/Satellite TV                                         980,000             1.1
Electronic Components                                      962,500             1.1
Medical Specialties                                        901,216             1.1
Precious Metals                                            882,168             1.0
Managed Health Care                                        872,377             1.0
Internet Retail                                            870,591             1.0
Discount Stores                                            796,536             0.9
Beverages: Non-Alcoholic                                   783,223             0.9
Trucks/Construction/Farm Machinery                         714,000             0.8
Tobacco                                                    697,885             0.8
Biotechnology                                              603,767             0.7
Insurance Brokers/Services                                 584,384             0.7
Multi-Line Insurance                                       505,892             0.6
Food: Specialty/Candy                                      503,896             0.6
Computer Processing Hardware                               495,299             0.6
Motor Vehicles                                             462,941             0.5
Oil & Gas Pipelines                                        461,083             0.5
Department Stores                                          451,494             0.5
Beverages: Alcoholic                                       402,270             0.5
Real Estate Investment Trusts                              392,580             0.5
Oil Refining/Marketing                                     274,512             0.3
Restaurants                                                269,423             0.3
Specialty Stores                                           200,960             0.2
Advertising/Marketing Services                              53,988             0.1
                                                     -------------     -----------
                                                     $  85,124,628            99.6%
                                                     =============     ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (97.7%)
               ADVERTISING/MARKETING SERVICES (0.2%)
      57,200   Clear Channel Outdoor Holdings, Inc. (Class A)*      $  1,146,860
                                                                    ------------
               AEROSPACE & DEFENSE (1.0%)
     127,177   Northrop Grumman Corp.                                  7,644,609
                                                                    ------------
               APPAREL/FOOTWEAR (1.4%)
     182,608   V.F. Corp.                                             10,105,527
                                                                    ------------
               AUTO PARTS: O.E.M. (0.8%)
      79,939   Johnson Controls, Inc.                                  5,828,352
                                                                    ------------
               BEVERAGES:
               NON-ALCOHOLIC (1.7%)
     306,878   Coca-Cola Co. (The)                                    12,370,252
                                                                    ------------
               BIOTECHNOLOGY (1.0%)
      77,548   Genentech, Inc.*                                        7,173,190
                                                                    ------------
               CHEMICALS: AGRICULTURAL (2.0%)
     183,492   Monsanto Co.                                           14,226,135
                                                                    ------------
               COMPUTER
               COMMUNICATIONS (1.3%)
     438,915   Juniper Networks, Inc.*                                 9,787,805
                                                                    ------------
               COMPUTER PROCESSING
               HARDWARE (1.9%)
     195,813   Apple Computer, Inc.*                                  14,076,997
                                                                    ------------
               CONTRACT DRILLING (0.6%)
      62,800   Transocean Inc. (Cayman Islands)*                       4,376,532
                                                                    ------------
               DISCOUNT STORES (3.0%)
     393,486   Target Corp.                                           21,629,925
                                                                    ------------
               DRUGSTORE CHAINS (2.2%)
     593,403   CVS Corp.                                              15,677,707
                                                                    ------------
               ELECTRIC UTILITIES (2.6%)
     186,954   Exelon Corp.                                            9,934,736
     212,375   FPL Group, Inc.                                         8,826,305
                                                                    ------------
                                                                      18,761,041
                                                                    ------------
               FINANCIAL CONGLOMERATES (5.5%)
     457,009   Citigroup, Inc. (Note 4)                               22,178,647
     163,282   JPMorgan Chase & Co.                                    6,480,663
     121,365   UBS AG (Switzerland)                                   11,547,880
                                                                    ------------
                                                                      40,207,190
                                                                    ------------
               FINANCIAL PUBLISHING/SERVICES (1.0%)
     139,481   McGraw-Hill Companies, Inc. (The)                    $  7,201,404
                                                                    ------------
               FOOD: MAJOR
               DIVERSIFIED (3.9%)
     479,756   PepsiCo, Inc.                                          28,343,984
                                                                    ------------
               HOME IMPROVEMENT
               CHAINS (1.5%)
     260,867   Home Depot, Inc. (The)                                 10,559,896
                                                                    ------------
               HOTELS/RESORTS/
               CRUISELINES (0.6%)
      69,700   Starwood Hotels & Resorts Worldwide, Inc.               4,451,042
                                                                    ------------
               HOUSEHOLD/PERSONAL
               CARE (3.3%)
     418,546   Procter & Gamble Co. (The)                             24,225,442
                                                                    ------------
               INDUSTRIAL CONGLOMERATES (10.0%)
     255,900   3M Co.                                                 19,832,250
     700,506   General Electric Co.                                   24,552,735
     511,144   United Technologies Corp.                              28,578,061
                                                                    ------------
                                                                      72,963,046
                                                                    ------------
               INFORMATION TECHNOLOGY
               SERVICES (1.8%)
     162,169   International Business Machines Corp.                  13,330,292
                                                                    ------------
               INSURANCE BROKERS/
               SERVICES (0.4%)
      82,200   Marsh & McLennan Companies, Inc.                        2,610,672
                                                                    ------------
               INTEGRATED OIL (7.1%)
     347,555   BP PLC (ADR) (United Kingdom)                          22,319,982
     520,907   Exxon Mobil Corp.                                      29,259,346
                                                                    ------------
                                                                      51,579,328
                                                                    ------------
               INTERNET SOFTWARE/
               SERVICES (3.1%)
      26,700   Google, Inc. (Class A)*                                11,076,762
     296,734   Yahoo!, Inc.*                                          11,626,038
                                                                    ------------
                                                                      22,702,800
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               INVESTMENT BANKS/BROKERS (3.4%)
      75,015   Goldman Sachs Group, Inc. (The)                      $  9,580,166
      12,100   Legg Mason, Inc.                                        1,448,249
     201,477   Merrill Lynch & Co., Inc.                              13,646,037
                                                                    ------------
                                                                      24,674,452
                                                                    ------------
               INVESTMENT MANAGERS (2.1%)
     441,499   Mellon Financial Corp.                                 15,121,341
                                                                    ------------
               LIFE/HEALTH INSURANCE (1.4%)
     188,315   Lincoln National Corp.                                  9,986,344
                                                                    ------------
               MAJOR BANKS (3.4%)
     535,796   Bank of America Corp.                                  24,726,985
                                                                    ------------
               MANAGED HEALTH CARE (4.3%)
     232,214   Caremark Rx, Inc.*                                     12,026,363
     313,769   UnitedHealth Group Inc.                                19,497,606
                                                                    ------------
                                                                      31,523,969
                                                                    ------------
               MEDICAL SPECIALTIES (2.9%)
      21,093   Alcon, Inc. (Switzerland)                               2,733,653
     104,700   Boston Scientific Corp.*                                2,564,103
      98,639   Fisher Scientific International, Inc.*                  6,101,809
     163,572   Medtronic, Inc.                                         9,416,840
                                                                    ------------
                                                                      20,816,405
                                                                    ------------
               OFFICE EQUIPMENT/
               SUPPLIES (2.4%)
     415,030   Pitney Bowes, Inc.                                     17,535,018
                                                                    ------------
               OIL & GAS PRODUCTION (2.2%)
     366,062   XTO Energy Inc.                                        16,084,764
                                                                    ------------
               OILFIELD SERVICES/
               EQUIPMENT (1.9%)
     157,941   Halliburton Co.                                         9,786,024
     111,600   Weatherford International Ltd. (Bermuda)*               4,039,920
                                                                    ------------
                                                                      13,825,944
                                                                    ------------
               PACKAGED SOFTWARE (2.2%)
     601,434   Microsoft Corp.                                        15,727,499
                                                                    ------------
               PHARMACEUTICALS: MAJOR (5.4%)
     344,449   Bristol-Myers Squibb Co.                             $  7,915,438
     213,615   Johnson & Johnson                                      12,838,262
     404,380   Wyeth                                                  18,629,787
                                                                    ------------
                                                                      39,383,487
                                                                    ------------
               PROPERTY - CASUALTY
               INSURERS (0.7%)
      72,400   XL Capital Ltd. (Class A) (Cayman Islands)              4,878,312
                                                                    ------------
               SEMICONDUCTORS (4.7%)
     110,600   Advanced Micro Devices, Inc.*                           3,384,360
     410,069   Intel Corp.                                            10,235,322
     158,234   Marvell Technology Group, Ltd. (Bermuda)*               8,875,345
     355,205   Texas Instruments Inc.                                 11,391,424
                                                                    ------------
                                                                      33,886,451
                                                                    ------------
               TELECOMMUNICATION
               EQUIPMENT (1.0%)
     162,175   QUALCOMM Inc.                                           6,986,499
                                                                    ------------
               TOBACCO (1.8%)
     175,144   Altria Group, Inc.                                     13,086,760
                                                                    ------------
               TOTAL COMMON STOCKS
                (COST $525,553,858)                                  709,224,258
                                                                    ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               SHORT-TERM INVESTMENT (a) (2.2%)
               U.S. GOVERNMENT AGENCY
$     15,700   Federal Home Loan Banks 3.40% due 01/03/06
                (COST $15,697,034)                                    15,697,034
                                                                   -------------
TOTAL INVESTMENTS
(COST $541,250,892) (b)                                 99.9%        724,921,292
OTHER ASSETS IN EXCESS OF LIABILITIES                    0.1             914,869
                                                       -----       -------------
NET ASSETS                                             100.0%      $ 725,836,161
                                                       =====       =============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
   ADR  AMERICAN DEPOSITARY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $547,848,118. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $183,390,172 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,316,998, RESULTING IN NET UNREALIZED APPRECIATION OF $177,073,174.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - DIVIDEND GROWTH
SUMMARY OF INVESTMENTS - DECEMBER 31, 2005

                                                                       PERCENT OF
INDUSTRY                                                 VALUE         NET ASSETS
----------------------------------------------------------------------------------
Industrial Conglomerates                             $  72,963,046            10.0%
Integrated Oil                                          51,579,328             7.1
Financial Conglomerates                                 40,207,190             5.5
Pharmaceuticals: Major                                  39,383,487             5.4
Semiconductors                                          33,886,451             4.7
Managed Health Care                                     31,523,969             4.3
Food: Major Diversified                                 28,343,984             3.9
Major Banks                                             24,726,985             3.4
Investment Banks/Brokers                                24,674,452             3.4
Household/Personal Care                                 24,225,442             3.3
Internet Software/Services                              22,702,800             3.1
Discount Stores                                         21,629,925             3.0
Medical Specialties                                     20,816,405             2.9
Electric Utilities                                      18,761,041             2.6
Office Equipment/Supplies                               17,535,018             2.4
Oil & Gas Production                                    16,084,764             2.2
Packaged Software                                       15,727,499             2.2
U.S. Government Agency                                  15,697,034             2.2
Drugstore Chains                                        15,677,707             2.2
Investment Managers                                     15,121,341             2.1
Chemicals: Agricultural                                 14,226,135             2.0
Computer Processing Hardware                            14,076,997             1.9
Oilfield Services/Equipment                             13,825,944             1.9
Information Technology Services                      $  13,330,292             1.8%
Tobacco                                                 13,086,760             1.8
Beverages: Non-Alcoholic                                12,370,252             1.7
Home Improvement Chains                                 10,559,896             1.5
Apparel/Footwear                                        10,105,527             1.4
Life/Health Insurance                                    9,986,344             1.4
Computer Communications                                  9,787,805             1.3
Aerospace & Defense                                      7,644,609             1.0
Financial Publishing/Services                            7,201,404             1.0
Biotechnology                                            7,173,190             1.0
Telecommunication Equipment                              6,986,499             1.0
Auto Parts: O.E.M.                                       5,828,352             0.8
Property - Casualty Insurers                             4,878,312             0.7
Hotels/Resorts/Cruise lines                              4,451,042             0.6
Contract Drilling                                        4,376,532             0.6
Insurance Brokers/Services                               2,610,672             0.4
Advertising/Marketing Services                           1,146,860             0.2
                                                     -------------    ------------
                                                     $ 724,921,292            99.9%
                                                     =============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (97.3%)
               AUSTRALIA (2.1%)
               BEVERAGES: ALCOHOLIC
     361,752   Foster's Group Ltd.                                  $  1,480,222
                                                                    ------------
               CONSTRUCTION MATERIALS
     253,782   Boral Ltd.                                              1,507,397
                                                                    ------------
               MAJOR BANKS
     100,782   National Australia Bank Ltd.                            2,394,472
                                                                    ------------
               TOTAL AUSTRALIA                                         5,382,091
                                                                    ------------
               BERMUDA (2.5%)
               INDUSTRIAL CONGLOMERATES
     215,586   Tyco International Ltd.                                 6,221,812
                                                                    ------------
               CAYMAN ISLANDS (0.8%)
               PROPERTY - CASUALTY INSURERS
      31,443   XL Capital Ltd. (Class A)                               2,118,629
                                                                    ------------
               FRANCE (5.9%)
               CONSTRUCTION MATERIALS
      32,290   Lafarge S.A.                                            2,904,111
                                                                    ------------
               INTEGRATED OIL
      18,155   Total S.A.                                              4,559,038
                                                                    ------------
               MAJOR BANKS
      45,588   BNP Paribas S.A.                                        3,687,403
                                                                    ------------
               PHARMACEUTICALS: MAJOR
      44,140   Sanofi-Aventis                                          3,865,410
                                                                    ------------
               TOTAL FRANCE                                           15,015,962
                                                                    ------------
               GERMANY (1.6%)
               CHEMICALS: MAJOR DIVERSIFIED
      19,079   BASF AG                                                 1,461,028
                                                                    ------------
               MOTOR VEHICLES
      59,238   Bayerische Motoren Werke (BMW) AG                       2,597,288
                                                                    ------------
               TOTAL GERMANY                                           4,058,316
                                                                    ------------
               HONG KONG (0.6%)
               ELECTRIC UTILITIES
     296,500   Hong Kong Electric Holdings Ltd.                        1,468,257
                                                                    ------------
               IRELAND (2.3%)
               FOOD: SPECIALTY/CANDY
     103,111   Kerry Group PLC (A Shares)                           $  2,283,023
                                                                    ------------
               MAJOR BANKS
     226,806   Bank of Ireland                                         3,572,434
                                                                    ------------
               TOTAL IRELAND                                           5,855,457
                                                                    ------------
               ITALY (3.3%)
               INTEGRATED OIL
     177,325   ENI SpA                                                 4,916,701
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
   1,396,020   Telecom Italia SpA - RNC                                3,461,045
                                                                    ------------
               TOTAL ITALY                                             8,377,746
                                                                    ------------
               JAPAN (9.1%)
               ELECTRICAL PRODUCTS
     238,600   Sumitomo Electric Industries, Ltd.                      3,621,463
                                                                    ------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS
      60,500   Canon Inc.                                              3,537,712
                                                                    ------------
               ELECTRONICS/APPLIANCES
      79,300   Fuji Photo Film Co., Ltd.                               2,620,932
                                                                    ------------
               HOUSEHOLD/PERSONAL CARE
     116,000   Kao Corp.                                               3,106,441
                                                                    ------------
               MOTOR VEHICLES
      27,300   Toyota Motor Corp.                                      1,415,898
                                                                    ------------
               PHARMACEUTICALS: MAJOR
      77,900   Takeda Pharmaceutical Co., Ltd.                         4,211,881
                                                                    ------------
               PHARMACEUTICALS: OTHER
      70,500   Astellas Pharma Inc.                                    2,748,305
                                                                    ------------
               PROPERTY - CASUALTY INSURERS
     133,000   Mitsui Sumitomo Insurance Co., Ltd.                     1,626,432
                                                                    ------------
               TOTAL JAPAN                                            22,889,064
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               NETHERLANDS (4.6%)
               FOOD: MAJOR DIVERSIFIED
      35,128   Unilever NV (Share
                Certificates)                                       $  2,404,852
                                                                    ------------
               INDUSTRIAL CONGLOMERATES
      39,424   Koninklijke (Royal) Philips
                Electronics NV                                         1,224,677
                                                                    ------------
               INTEGRATED OIL
     100,093   Royal Dutch Shell PLC (ADR)
                (Class A)                                              6,154,719
                                                                    ------------
               PUBLISHING: BOOKS/MAGAZINES
      95,678   Wolters Kluwer NV (Share Certificates)                  1,933,889
                                                                    ------------
               TOTAL NETHERLANDS                                      11,718,137
                                                                    ------------
               NEW ZEALAND (0.9%)
               MAJOR TELECOMMUNICATIONS
     579,363   Telecom Corporation of New Zealand Ltd.                 2,376,097
                                                                    ------------
               SOUTH KOREA (0.8%)
               WIRELESS TELECOMMUNICATIONS
      97,387   SK Telecom Co., Ltd. (ADR)                              1,975,982
                                                                    ------------
               SPAIN (2.1%)
               MAJOR BANKS
     146,365   Banco Bilbao Vizcaya Argentaria, S.A.                   2,611,982
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
     174,336   Telefonica S.A.                                         2,622,190
                                                                    ------------
               TOTAL SPAIN                                             5,234,172
                                                                    ------------
               SWITZERLAND (4.1%)
               CHEMICALS: AGRICULTURAL
      23,904   Syngenta AG*                                            2,973,904
                                                                    ------------
               FINANCIAL CONGLOMERATES
      32,140   UBS AG (Registered Shares)                              3,059,438
                                                                    ------------
               FOOD: MAJOR DIVERSIFIED
      10,764   Nestle S.A.
                (Registered Shares)                                    3,218,880
                                                                    ------------
               PHARMACEUTICALS: MAJOR
      23,269   Novartis AG
                (Registered Shares)                                 $  1,222,588
                                                                    ------------
               TOTAL SWITZERLAND                                      10,474,810
                                                                    ------------
               TAIWAN (0.8%)
               MAJOR TELECOMMUNICATIONS
     104,036   Chunghwa Telecom Co., Ltd. (ADR)                        1,909,061
                                                                    ------------
               UNITED KINGDOM (19.7%)
               ADVERTISING/MARKETING SERVICES
     132,122   WPP Group PLC                                           1,429,568
                                                                    ------------
               AEROSPACE & DEFENSE
     618,311   Rolls-Royce Group PLC*                                  4,546,969
  20,980,844   Rolls-Royce Group PLC* (B Shares)                          36,091
                                                                    ------------
                                                                       4,583,060
                                                                    ------------
               BEVERAGES: ALCOHOLIC
     223,216   Diageo PLC                                              3,234,999
                                                                    ------------
               FOOD RETAIL
               Morrison (W.M.)
     831,981   Supermarkets PLC                                        2,769,321
                                                                    ------------
               FOOD: SPECIALTY/CANDY
     554,487   Cadbury Schweppes PLC                                   5,241,288
                                                                    ------------
               HOUSEHOLD/PERSONAL CARE
      18,559   Reckitt Benckiser PLC                                     612,964
                                                                    ------------
               INVESTMENT MANAGERS
     190,601   Amvescap PLC                                            1,449,194
                                                                    ------------
               MAJOR BANKS
     334,926   Barclays PLC                                            3,520,214
     135,534   Royal Bank of Scotland Group PLC                        4,091,705
                                                                    ------------
                                                                       7,611,919
                                                                    ------------
               MISCELLANEOUS COMMERCIAL
               SERVICES
     368,750   Rentokil Initial PLC                                    1,037,119
                                                                    ------------
               OTHER TRANSPORTATION
     167,302   BAA PLC                                                 1,804,462
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               PHARMACEUTICALS: MAJOR
     276,846   GlaxoSmithKline PLC                                  $  6,995,826
                                                                    ------------
               PUBLISHING: BOOKS/MAGAZINES
     462,453   Reed Elsevier PLC                                       4,343,494
                                                                    ------------
               TOBACCO
     155,012   Imperial Tobacco Group PLC                              4,631,739
                                                                    ------------
               WIRELESS TELECOMMUNICATIONS
   1,835,521   Vodafone Group PLC                                      3,962,616
                                                                    ------------
               TOTAL UNITED KINGDOM                                   49,707,569
                                                                    ------------
               UNITED STATES (36.1%)
               AEROSPACE & DEFENSE
     103,948   Boeing Co.                                              7,301,308
      11,631   General Dynamics Corp.                                  1,326,516
      37,480   Northrop Grumman Corp.                                  2,252,923
                                                                    ------------
                                                                      10,880,747
                                                                    ------------
               ALUMINUM
      70,205   Alcoa, Inc.                                             2,075,962
                                                                    ------------
               COMPUTER PROCESSING HARDWARE
     132,037   Hewlett-Packard Co.                                     3,780,219
                                                                    ------------
               DATA PROCESSING SERVICES
      64,523   First Data Corp.                                        2,775,134
                                                                    ------------
               ELECTRIC UTILITIES
      67,599   American Electric Power Co., Inc.                       2,507,247
                                                                    ------------
               FINANCE/RENTAL/LEASING
      59,961   Freddie Mac                                             3,918,451
                                                                    ------------
               FINANCIAL CONGLOMERATES
     228,447   Citigroup, Inc.                                        11,086,533
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES
      74,056   International Business Machines Corp.                   6,087,403
                                                                    ------------
               INTEGRATED OIL
      54,879   Chevron Corp.                                           3,115,481
      20,238   Exxon Mobil Corp.                                       1,136,768
                                                                    ------------
                                                                       4,252,249
                                                                    ------------
               INVESTMENT BANKS/BROKERS
      53,056   Merrill Lynch & Co., Inc.                            $  3,593,483
                                                                    ------------
               INVESTMENT MANAGERS
      94,813   Mellon Financial Corp.                                  3,247,345
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
      54,978   AT&T Inc.                                               1,346,411
      79,409   Verizon Communications Inc.                             2,391,799
                                                                    ------------
                                                                       3,738,210
                                                                    ------------
               MULTI-LINE INSURANCE
      22,839   American International Group, Inc.                      1,558,305
                                                                    ------------
               PHARMACEUTICALS: MAJOR
     125,404   Bristol-Myers Squibb Co.                                2,881,784
     180,456   Pfizer, Inc.                                            4,208,234
     255,658   Schering-Plough Corp.                                   5,330,469
     122,435   Wyeth                                                   5,640,580
                                                                    ------------
                                                                      18,061,067
                                                                    ------------
               PROPERTY - CASUALTY INSURERS
      77,170   St. Paul Travelers Companies, Inc. (The)                3,447,184
                                                                    ------------
               PUBLISHING: NEWSPAPERS
      39,401   New York Times Co. (The) (Class A)                      1,042,156
                                                                    ------------
               RESTAURANTS
      93,500   McDonald's Corp.                                        3,152,820
                                                                    ------------
               TOBACCO
      78,970   Altria Group, Inc.                                      5,900,638
                                                                    ------------
               TOTAL UNITED STATES                                    91,105,153
                                                                    ------------
               TOTAL COMMON STOCKS
                (COST $189,375,099)                                  245,888,315
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                             VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (a) (2.9%)
               U.S. GOVERNMENT AGENCY
               Federal Home Loan Banks
               3.40% due 01/03/06
$      7,200   (COST $7,198,640)                                    $  7,198,640
                                                                    ------------
               TOTAL INVESTMENTS
               (COST $196,573,739) (b)                 100.2%        253,086,955
               LIABILITIES IN EXCESS OF
                OTHER ASSETS                            (0.2)           (488,709)
                                                       -----        ------------
NET ASSETS                                             100.0%       $252,598,246
                                                       =====        ============

----------
   ADR  AMERICAN DEPOSITARY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $197,088,222. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $60,562,805 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $4,564,072, RESULTING IN NET UNREALIZED APPRECIATION OF $55,998,733.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - GLOBAL DIVIDEND GROWTH SUMMARY OF INVESTMENTS - DECEMBER 31, 2005

                                                                       PERCENT OF
INDUSTRY                                                 VALUE         NET ASSETS
----------------------------------------------------------------------------------
Pharmaceuticals: Major                               $  34,356,772            13.6%
Integrated Oil                                          19,882,707             7.9
Major Banks                                             19,878,210             7.9
Aerospace & Defense                                     15,463,807             6.1
Financial Conglomerates                                 14,145,971             5.6
Major Telecommunications                                14,106,603             5.6
Tobacco                                                 10,532,377             4.2
Food: Specialty/Candy                                    7,524,311             3.0
Industrial Conglomerates                                 7,446,489             2.9
U.S. Government Agency                                   7,198,640             2.9
Property - Casualty Insurers                             7,192,245             2.8
Publishing: Books/Magazines                              6,277,383             2.5
Information Technology Services                          6,087,403             2.4
Wireless Telecommunications                              5,938,598             2.3
Food: Major Diversified                                  5,623,732             2.2
Beverages: Alcoholic                                     4,715,221             1.9
Investment Managers                                      4,696,539             1.9
Construction Materials                                   4,411,508             1.7
Motor Vehicles                                           4,013,186             1.6
Electric Utilities                                       3,975,504             1.6
Finance/Rental/Leasing                                   3,918,451             1.6
Computer Processing Hardware                         $   3,780,219             1.5%
Household/Personal Care                                  3,719,405             1.5
Electrical Products                                      3,621,463             1.4
Investment Banks/Brokers                                 3,593,483             1.4
Electronic Equipment/Instruments                         3,537,712             1.4
Restaurants                                              3,152,820             1.2
Chemicals: Agricultural                                  2,973,904             1.2
Data Processing Services                                 2,775,134             1.1
Food Retail                                              2,769,321             1.1
Pharmaceuticals: Other                                   2,748,305             1.1
Electronics/Appliance                                    2,620,932             1.0
Aluminum                                                 2,075,962             0.8
Other Transportation                                     1,804,462             0.7
Multi-Line Insurance                                     1,558,305             0.6
Chemicals: Major Diversified                             1,461,028             0.6
Advertising/Marketing Services                           1,429,568             0.6
Publishing: Newspapers                                   1,042,156             0.4
Miscellaneous Commercial Services                        1,037,119             0.4
                                                     -------------    ------------
                                                     $ 253,086,955           100.2%
                                                     =============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EUROPEAN EQUITY
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (99.3%)
               AUSTRIA (1.1%)
               MAJOR BANKS
               Erste Bank der
               Oesterreichischen
      35,198   Sparkassen AG                                        $  1,959,788
                                                                    ------------
               FINLAND (2.3%)
               TELECOMMUNICATION EQUIPMENT
     228,672   Nokia Oyj                                               4,180,931
                                                                    ------------
               FRANCE (15.2%)
               ELECTRICAL PRODUCTS
      19,512   Schneider Electric S.A.                                 1,739,869
                                                                    ------------
               GAS DISTRIBUTORS
      13,075   Gaz de France (GDF)                                       383,110
                                                                    ------------
               INTEGRATED OIL
      28,447   Total S.A.                                              7,143,539
                                                                    ------------
               MAJOR BANKS
      78,821   BNP Paribas S.A.                                        6,375,467
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
     137,587   France Telecom S.A.                                     3,417,601
                                                                    ------------
               MULTI-LINE INSURANCE
     100,134   Axa                                                     3,230,271
                                                                    ------------
               PHARMACEUTICALS: MAJOR
      33,280   Sanofi-Aventis                                          2,914,383
                                                                    ------------
               REGIONAL BANKS
      92,784   Credit Agricole S.A.                                    2,921,794
                                                                    ------------
               TOTAL FRANCE                                           28,126,034
                                                                    ------------
               GERMANY (13.0%)
               INDUSTRIAL CONGLOMERATES
      47,372   Siemens AG (Registered Shares)                          4,058,746
                                                                    ------------
               MAJOR BANKS
      88,366   Commerzbank AG                                          2,720,972
      39,157   Deutsche Bank AG (Registered Shares)                    3,795,114
                                                                    ------------
                                                                       6,516,086
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
     109,618   Deutsche Telekom AG (Registered Shares)              $  1,826,485
                                                                    ------------
               MEDICAL/NURSING SERVICES
      22,348   Fresenius Medical Care AG                               2,353,749
                                                                    ------------
               MOTOR VEHICLES
      60,332   Bayerische Motoren Werke (BMW) AG                       2,645,255
                                                                    ------------
               MULTI-LINE INSURANCE
      29,962   Allianz AG (Registered Shares)                          4,536,373
                                                                    ------------
               PACKAGED SOFTWARE
      11,387   SAP AG                                                  2,063,889
                                                                    ------------
               TOTAL GERMANY                                          24,000,583
                                                                    ------------
               GREECE (1.6%)
               MAJOR BANKS
      69,529   National Bank of Greece S.A.                            2,962,102
                                                                    ------------
               ITALY (4.1%)
               INTEGRATED OIL
     146,789   ENI SpA                                                 4,070,028
                                                                    ------------
               MAJOR BANKS
     407,243   Banca Monte dei Paschi di Siena SpA                     1,902,424
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
     665,552   Telecom Italia SpA - RNC                                1,650,052
                                                                    ------------
               TOTAL ITALY                                             7,622,504
                                                                    ------------
               NETHERLANDS (10.2%)
               AIR FREIGHT/COURIERS
     100,490   TNT NV                                                  3,139,484
                                                                    ------------
               ELECTRONIC PRODUCTION
               EQUIPMENT
     133,134   ASML Holding NV*                                        2,662,608
                                                                    ------------
               FOOD: SPECIALTY/CANDY
      44,157   Royal Numico NV*                                        1,827,894
                                                                    ------------
               INTEGRATED OIL
     119,765   Royal Dutch Shell PLC (Class A)                         3,653,797
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               MAJOR TELECOMMUNICATIONS
     186,392   Koninklijke (Royal) KPN NV                           $  1,868,281
                                                                    ------------
               PUBLISHING: BOOKS/MAGAZINES
      62,394   VNU NV                                                  2,068,176
     176,060   Wolters Kluwer NV (Share Certificates)                  3,558,608
                                                                    ------------
                                                                       5,626,784
                                                                    ------------
               TOTAL NETHERLANDS                                      18,778,848
                                                                    ------------
               PORTUGAL (1.9%)
               MAJOR TELECOMMUNICATIONS
     349,021   Portugal Telecom, SGPS, S.A. (Registered Shares)        3,531,419
                                                                    ------------
               SPAIN (5.2%)
               MAJOR BANKS
     349,231   Banco Bilbao Vizcaya Argentaria, S.A.                   6,232,262
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
     124,596   Telefonica S.A.                                         1,874,050
                                                                    ------------
               TOBACCO
      31,070   Altadis, S.A.                                           1,408,959
                                                                    ------------
               TOTAL SPAIN                                             9,515,271
                                                                    ------------
               SWEDEN (4.7%)
               INDUSTRIAL MACHINERY
      85,511   Atlas Copco AB (A Shares)                               1,902,968
      67,463   Sandvik AB                                              3,138,366
                                                                    ------------
                                                                       5,041,334
                                                                    ------------
               MAJOR BANKS
     130,728   ForeningsSparbanken AB                                  3,558,466
                                                                    ------------
               TOTAL SWEDEN                                            8,599,800
                                                                    ------------
               SWITZERLAND (10.6%)
               FINANCIAL CONGLOMERATES
      22,453   UBS AG (Registered Shares)                              2,137,323
                                                                    ------------
               INVESTMENT BANKS/BROKERS
      32,472   EFG International*                                        864,800
                                                                    ------------
               MAJOR BANKS
      92,432   Credit Suisse Group (Registered Shares)              $  4,712,330
                                                                    ------------
               OTHER CONSUMER SPECIALTIES
      52,911   Compagnie Financiere Richemont AG
                (Series A) (Units)+                                    2,302,929
                                                                    ------------
               PHARMACEUTICALS: MAJOR
     111,286   Novartis AG (Registered Shares)                         5,847,130
      25,236   Roche Holding AG                                        3,788,664
                                                                    ------------
                                                                       9,635,794
                                                                    ------------
               TOTAL SWITZERLAND                                      19,653,176
                                                                    ------------
               UNITED KINGDOM (29.4%)
               CHEMICALS: SPECIALTY
     128,184   BOC Group PLC                                           2,641,615
                                                                    ------------
               ELECTRIC UTILITIES
     723,920   International Power PLC                                 2,982,463
                                                                    ------------
               FOOD RETAIL
   1,707,239   Morrison (W.M.) Supermarkets PLC                        5,682,694
     500,020   Tesco PLC                                               2,851,346
                                                                    ------------
                                                                       8,534,040
                                                                    ------------
               FOOD: SPECIALTY/CANDY
     371,635   Cadbury Schweppes PLC                                   3,512,880
                                                                    ------------
               HOTELS/RESORTS/CRUISELINES
      17,391   Carnival PLC                                              987,228
                                                                    ------------
               HOUSEHOLD/PERSONAL CARE
      77,154   Reckitt Benckiser PLC                                   2,548,230
                                                                    ------------
               INTEGRATED OIL
      99,390   BG Group PLC                                              982,227
     673,711   BP PLC                                                  7,173,700
                                                                    ------------
                                                                       8,155,927
                                                                    ------------
               MAJOR BANKS
      57,398   Royal Bank of Scotland Group PLC                        1,732,818
      58,036   Standard Chartered PLC                                  1,292,844
                                                                    ------------
                                                                       3,025,662
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               MEDICAL SPECIALTIES
     113,971   Smith & Nephew PLC                                   $  1,049,863
                                                                    ------------
               MULTI-LINE INSURANCE
     152,333   Aviva PLC                                               1,847,405
                                                                    ------------
               OTHER METALS/MINERALS
      69,512   Anglo American PLC                                      2,366,380
      58,959   Rio Tinto PLC                                           2,692,735
                                                                    ------------
                                                                       5,059,115
                                                                    ------------
               PHARMACEUTICALS: MAJOR
      62,211   AstraZeneca PLC                                         3,027,465
     201,570   GlaxoSmithKline PLC                                     5,093,621
                                                                    ------------
                                                                       8,121,086
                                                                    ------------
               SEMICONDUCTORS
     583,795   ARM Holdings PLC                                        1,215,135
                                                                    ------------
               WIRELESS TELECOMMUNICATIONS
   2,087,844   Vodafone Group PLC                                      4,507,344
                                                                    ------------
               TOTAL UNITED KINGDOM                                   54,187,993
                                                                    ------------
               TOTAL COMMON STOCKS
                (COST $143,442,270)                                  183,118,449
                                                                    ------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS                                                            VALUE
------------                                                        ------------
               SHORT-TERM INVESTMENT (a) (0.7%)
               U.S. GOVERNMENT AGENCY
               Federal Home Loan Banks
               3.40% due 01/03/06
$      1,200   (COST $1,199,773)                                    $  1,199,773
                                                                    ------------
TOTAL INVESTMENTS
 (COST $144,642,043) (b)                                 100.0%      184,318,222
                                                                    ------------
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                               0.0            53,961
                                                         -----      ------------
NET ASSETS                                               100.0%     $184,372,183
                                                         =====      ============

----------
   *    NON-INCOME PRODUCING SECURITY.
   + CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $146,396,531. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $38,392,583 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $470,892, RESULTING IN NET UNREALIZED APPRECIATION OF $37,921,691.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EUROPEAN EQUITY
SUMMARY OF INVESTMENTS - DECEMBER 31, 2005

                                                                       PERCENT OF
INDUSTRY                                                 VALUE         NET ASSETS
----------------------------------------------------------------------------------
Major Banks                                          $  37,244,587            20.2%
Integrated Oil                                          23,023,291            12.5
Pharmaceuticals: Major                                  20,671,263            11.2
Major Telecommunications                                14,167,888             7.7
Multi-Line Insurance                                     9,614,049             5.2
Food Retail                                              8,534,040             4.6
Publishing: Books/Magazines                              5,626,784             3.1
Food: Specialty/Candy                                    5,340,774             2.9
Other Metals/Minerals                                    5,059,115             2.7
Industrial Machinery                                     5,041,334             2.7
Wireless Telecommunications                              4,507,344             2.4
Telecommunication Equipment                              4,180,931             2.3
Industrial Conglomerates                                 4,058,746             2.2
Air Freight/Couriers                                     3,139,484             1.7
Electric Utilities                                       2,982,463             1.6
Regional Banks                                           2,921,794             1.6
Electronic Production Equipment                          2,662,608             1.4
Motor Vehicles                                       $   2,645,255             1.4%
Chemicals: Specialty                                     2,641,615             1.4
Household/Personal Care                                  2,548,230             1.4
Medical/Nursing Services                                 2,353,749             1.3
Other Consumer Specialties                               2,302,929             1.3
Financial Conglomerates                                  2,137,323             1.2
Packaged Software                                        2,063,889             1.1
Electrical Products                                      1,739,869             0.9
Tobacco                                                  1,408,959             0.8
Semiconductors                                           1,215,135             0.7
U.S. Government Agency                                   1,199,773             0.7
Medical Specialties                                      1,049,863             0.6
Hotels/Resorts/Cruiselines                                 987,228             0.5
Investment Banks/Brokers                                   864,800             0.5
Gas Distributors                                           383,110             0.2
                                                     -------------    ------------
                                                     $ 184,318,222           100.0%
                                                     =============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (99.1%)
               ADVERTISING/MARKETING
               SERVICES (2.1%)
     145,992   Getty Images, Inc.*                                  $ 13,032,706
                                                                    ------------
               APPAREL/FOOTWEAR RETAIL (1.7%)
     230,100   Chico's FAS, Inc.*                                     10,108,293
                                                                    ------------
               BIOTECHNOLOGY (6.3%)
     110,900   Amgen Inc.*                                             8,745,574
     116,800   Genentech, Inc.*                                       10,804,000
     119,800   Genzyme Corp.*                                          8,479,444
     193,330   Gilead Sciences, Inc.*                                 10,174,958
                                                                    ------------
                                                                      38,203,976
                                                                    ------------
               CASINO/GAMING (2.2%)
     195,000   Station Casinos, Inc.                                  13,221,000
                                                                    ------------
               CHEMICALS: AGRICULTURAL (4.4%)
     248,330   Monsanto Co.                                           19,253,025
      93,700   Potash Corp. of Saskatchewan, Inc. (Canada)             7,516,614
                                                                    ------------
                                                                      26,769,639
                                                                    ------------
               COAL (2.1%)
     157,300   Peabody Energy Corp.                                   12,964,666
                                                                    ------------
               COMPUTER PROCESSING
               HARDWARE (4.9%)
     307,800   Apple Computer, Inc.*                                  22,127,742
     250,800   Dell, Inc.*                                             7,521,492
                                                                    ------------
                                                                      29,649,234
                                                                    ------------
               DATA PROCESSING SERVICES (1.6%)
     213,400   CheckFree Corp.*                                        9,795,060
                                                                    ------------
               DISCOUNT STORES (0.4%)
      49,400   Target Corp.                                            2,715,518
                                                                    ------------
               ELECTRONICS/APPLIANCE
               STORES (1.5%)
     218,250   Best Buy Co., Inc.                                      9,489,510
                                                                    ------------
               FINANCIAL PUBLISHING/
               SERVICES (2.5%)
     251,900   Moody's Corp.                                          15,471,698
                                                                    ------------
               HOME BUILDING (0.5%)
     103,300   Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*    $  3,169,244
                                                                    ------------
               HOME IMPROVEMENT
               CHAINS (0.4%)
      65,000   Home Depot, Inc. (The)                                  2,631,200
                                                                    ------------
               HOTELS/RESORTS/
               CRUISELINES (1.9%)
     221,200   Carnival Corp. (Panama)                                11,827,564
                                                                    ------------
               INFORMATION TECHNOLOGY
               SERVICES (0.7%)
      83,400   Cognizant Technology Solutions Corp. (Class A)*         4,199,190
                                                                    ------------
               INTERNET SOFTWARE/
               SERVICES (9.6%)
      88,225   Google, Inc. (Class A)*                                36,601,023
     559,200   Yahoo!, Inc.*                                          21,909,456
                                                                    ------------
                                                                      58,510,479
                                                                    ------------
               INVESTMENT BANKS/
               BROKERS (7.5%)
      10,200   Chicago Mercantile Exchange Holdings, Inc.              3,748,398
     139,750   Goldman Sachs Group, Inc. (The)                        17,847,473
     145,000   Greenhill & Co., Inc.                                   8,143,200
     621,100   Nomura Holdings, Inc. (ADR) (Japan)                    11,937,542
     289,000   Schwab (Charles) Corp. (The)                            4,239,630
                                                                    ------------
                                                                      45,916,243
                                                                    ------------
               MAJOR BANKS (0.6%)
     265,700   Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)      3,637,433
                                                                    ------------
               MAJOR
               TELECOMMUNICATIONS (2.8%)
     740,915   Sprint Nextel Corp.                                    17,307,774
                                                                    ------------
               MANAGED HEALTH CARE (1.0%)
      93,900   UnitedHealth Group Inc.                                 5,834,946
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EQUITY
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 CONTINUED

 NUMBER OF
   SHARES                                                              VALUE
--------------------------------------------------------------------------------
               MEDICAL SPECIALTIES (8.6%)
     163,800   Alcon, Inc. (Switzerland)                            $ 21,228,480
     350,800   Dade Behring Holdings, Inc.                            14,344,212
      89,400   INAMED Corp.*                                           7,838,592
      55,000   Medtronic, Inc.                                         3,166,350
     112,200   St. Jude Medical, Inc.*                                 5,632,440
                                                                    ------------
                                                                      52,210,074
                                                                    ------------
     264,300   MISCELLANEOUS COMMERCIAL
               SERVICES (1.6%)
               Bright Horizons Family
               Solutions, Inc.*                                        9,792,315
                                                                    ------------
      75,600   MULTI-LINE INSURANCE (1.1%)
               Hartford Financial Services
               Group, Inc. (The)                                       6,493,284
                                                                    ------------
     107,000   OIL & GAS PRODUCTION (9.9%)
               EnCana Corp.
                (Canada)                                               4,832,120
     110,800   Southwestern Energy Co.*                                3,982,152
               Ultra Petroleum Corp.
     921,000    (Canada)*                                             51,391,800
                                                                    ------------
                                                                      60,206,072
                                                                    ------------
               OTHER CONSUMER SERVICES (4.6%)
               Apollo Group, Inc.
      48,940   (Class A)*                                              2,958,912
     577,700   eBay, Inc.*                                            24,985,525
      57,950   Homestore Inc.*                                           295,545
                                                                    ------------
                                                                      28,239,982
                                                                    ------------
               PACKAGED SOFTWARE (1.1%)
     181,300   Adobe Systems, Inc.                                     6,700,848
                                                                    ------------
               PERSONNEL SERVICES (2.0%)
     293,400   Monster Worldwide, Inc.*                               11,976,588
                                                                    ------------
               PROPERTY - CASUALTY
               INSURERS (1.1%)
               Berkshire Hathaway, Inc.
       2,299   (Class B)*                                              6,748,715
                                                                    ------------
               RECREATIONAL PRODUCTS (2.2%)
     536,100   WMS Industries, Inc.*                                  13,450,749
                                                                    ------------
               RESTAURANTS (0.5%)
      61,500   P.F. Chang's China
                Bistro, Inc.*                                       $  3,052,245
                                                                    ------------
               SEMICONDUCTORS (5.0%)
     606,100   Intel Corp.                                            15,128,256
     273,400   Marvell Technology Group,
                Ltd. (Bermuda)*                                       15,335,006
                                                                    ------------
                                                                      30,463,262
                                                                    ------------
               SPECIALTY STORES (1.5%)
     311,600   Claire's Stores, Inc.                                   9,104,952
                                                                    ------------
               SPECIALTY
     628,861   TELECOMMUNICATIONS (2.8%)
               Crown Castle International
                Corp.*                                                16,922,649
                                                                    ------------
               TELECOMMUNICATION
               EQUIPMENT (0.5%)
     144,000   Corning, Inc.*                                          2,831,040
                                                                    ------------
               WIRELESS
               TELECOMMUNICATIONS (1.9%)
     387,900   America Movil S.A. de C.V.
                (Series L) (ADR) (Mexico)                             11,349,954
                                                                    ------------
               TOTAL COMMON STOCKS
               (COST $445,781,007)                                   603,998,102
                                                                    ------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
               SHORT-TERM INVESTMENT (0.6%)
               REPURCHASE AGREEMENT
$      3,402   The Bank of New York
               4.125% due 01/03/06
               (dated 12/30/05; proceeds
               $3,403,145) (a)
               (COST $3,401,586)                                       3,401,586
                                                                    ------------
TOTAL INVESTMENTS
(COST $449,182,593) (b)                                   99.7%      607,399,688
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES                      0.3         2,065,163
                                                         -----      ------------
NET ASSETS                                               100.0%     $609,464,851
                                                         =====      ============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
ADR  AMERICAN DEPOSITARY RECEIPT.
*    NON-INCOME PRODUCING SECURITY.
(a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.5% DUE 08/01/35 VALUED AT $3,469,618.
(b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $449,182,593. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $166,075,950 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,858,855, RESULTING IN NET UNREALIZED APPRECIATION OF $158,217,095.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - EQUITY
SUMMARY OF INVESTMENTS - DECEMBER 31, 2005

                                                                       PERCENT OF
INDUSTRY                                                 VALUE         NET ASSETS
----------------------------------------------------------------------------------
Oil & Gas Production                                 $  60,206,072             9.9%
Internet Software/Services                              58,510,479             9.6
Medical Specialties                                     52,210,074             8.6
Investment Banks/Brokers                                45,916,243             7.5
Biotechnology                                           38,203,976             6.3
Semiconductors                                          30,463,262             5.0
Computer Processing Hardware                            29,649,234             4.9
Other Consumer Services                                 28,239,982             4.6
Chemicals: Agricultural                                 26,769,639             4.4
Major Telecommunications                                17,307,774             2.8
Specialty Telecommunications                            16,922,649             2.8
Financial Publishing/Services                           15,471,698             2.5
Recreational Products                                   13,450,749             2.2
Casino/Gaming                                           13,221,000             2.2
Advertising/Marketing Services                          13,032,706             2.1
Coal                                                    12,964,666             2.1
Personnel Services                                      11,976,588             2.0
Hotels/Resorts/Cruisel nes                              11,827,564             1.9
Wireless Telecommunications                             11,349,954             1.9
Apparel/Footwear Retail                              $  10,108,293             1.7%
Data Processing Services                                 9,795,060             1.6
Miscellaneous Commercial Services                        9,792,315             1.6
Electronics/Appliance Stores                             9,489,510             1.5
Specialty Stores                                         9,104,952             1.5
Property - Casualty Insurers                             6,748,715             1.1
Packaged Software                                        6,700,848             1.1
Multi-Line Insurance                                     6,493,284             1.1
Managed Health Care                                      5,834,946             1.0
Information Technology Services                          4,199,190             0.7
Major Banks                                              3,637,433             0.6
Repurchase Agreement                                     3,401,586             0.6
Home Building                                            3,169,244             0.5
Restaurants                                              3,052,245             0.5
Telecommunication Equipment                              2,831,040             0.5
Discount Stores                                          2,715,518             0.4
Home Improvement Chains                                  2,631,200             0.4
                                                     -------------    ------------
                                                     $ 607,399,688            99.7%
                                                     =============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - S&P 500 INDEX
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (98.7%)
               ADVERTISING/MARKETING
               SERVICES (0.2%)
       1,638   LiveNationInc.*                                      $     21,455
      10,436   Interpublic Group of Companies,
                 Inc. (The)*                                             100,707
       4,371   Omnicom Group, Inc.                                       372,103
                                                                    ------------
                                                                         494,265
                                                                    ------------
               AEROSPACE & DEFENSE (1.4%)
      19,568   Boeing Co.                                              1,374,456
       4,881   General Dynamics Corp.                                    556,678
       2,979   Goodrich Corp.                                            122,437
       2,912   L-3 Communications Holdings, Inc.                         216,507
       8,667   Lockheed Martin Corp.                                     551,481
       8,613   Northrop Grumman Corp.                                    517,727
      10,829   Raytheon Co.                                              434,784
       4,188   Rockwell Collins, Inc.                                    194,616
                                                                    ------------
                                                                       3,968,686
                                                                    ------------
               AGRICULTURAL COMMODITIES/
               MILLING (0.1%)
      15,796   Archer-Daniels-Midland Co.                                389,529
                                                                    ------------
               AIR FREIGHT/COURIERS (1.0%)
       7,353   FedEx Corp.                                               760,227
      26,750   United Parcel Service, Inc.
                (Class B)                                              2,010,263
                                                                    ------------
                                                                       2,770,490
                                                                    ------------
               AIRLINES (0.1%)
      16,910   Southwest Airlines Co.                                    277,831
                                                                    ------------
               ALUMINUM (0.2%)
      21,094   Alcoa, Inc.                                               623,750
                                                                    ------------
               APPAREL/FOOTWEAR (0.4%)
       3,352   Cintas Corp.                                              138,035
       9,230   Coach, Inc.*                                              307,728
       2,832   Jones Apparel Group, Inc.                                  86,999
       2,606   Liz Claiborne, Inc.                                        93,347
       4,608   Nike, Inc. (Class B)                                      399,928
       1,276   Reebok International Ltd.                                  74,301
       2,169   V.F. Corp.                                                120,032
                                                                    ------------
                                                                       1,220,370
                                                                    ------------
               APPAREL/FOOTWEAR RETAIL (0.3%)
      13,913   Gap, Inc. (The) $                                         245,425
       8,478   Limited Brands, Inc.                                      189,483
       5,299   Nordstrom, Inc.                                           198,183
      11,167   TJX Companies, Inc. (The)                                 259,409
                                                                    ------------
                                                                         892,500
                                                                    ------------
               AUTO PARTS: O.E.M. (0.2%)
       3,651   Dana Corp.                                                 26,214
       3,579   Eaton Corp.                                               240,115
       4,675   Johnson Controls, Inc.                                    340,854
                                                                    ------------
                                                                         607,183
                                                                    ------------
               AUTOMOTIVE AFTERMARKET (0.0%)
       1,487   Cooper Tire & Rubber Co.                                   22,781
       4,275   Goodyear Tire & Rubber Co.
                (The)*                                                    74,300
                                                                    ------------
                                                                          97,081
                                                                    ------------
               BEVERAGES: ALCOHOLIC (0.4%)
      18,818   Anheuser-Busch Companies,
                Inc.                                                     808,421
       2,015   Brown-Forman Corp.
                 (Class B)                                               139,680
       4,759   Constellation Brands Inc.
                 (Class A)*                                              124,829
       1,369   Molson Coors Brewing Co.
                 (Class B)                                                91,709
                                                                    ------------
                                                                       1,164,639
                                                                    ------------
               BEVERAGES: NON-ALCOHOLIC (0.8%)
      50,174   Coca-Cola Co. (The)                                     2,022,514
       7,319   Coca-Cola Enterprises Inc.                                140,305
       3,323   Pepsi Bottling Group, Inc.
                 (The)                                                    95,071
                                                                    ------------
                                                                       2,257,890
                                                                    ------------
               BIOTECHNOLOGY (1.5%)
      29,920   Amgen Inc.*                                             2,359,491
       8,216   Biogen Idec Inc.*                                         372,431
       2,651   Chiron Corp.*                                             117,863
       6,259   Genzyme Corp.*                                            443,012
      11,100   Gilead Sciences, Inc.*                                    584,193
       5,981   MedImmune, Inc.*                                          209,455
       1,252   Millipore Corp.*                                           82,682
                                                                    ------------
                                                                       4,169,127
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               BROADCASTING (0.2%)
      13,102   Clear Channel Communications, Inc.                   $    412,058
       5,420   Univision Communications, Inc. (Class A)*                 159,294
                                                                    ------------
                                                                         571,352
                                                                    ------------
               BUILDING PRODUCTS (0.2%)
       4,454   American Standard Companies, Inc.                         177,937
      10,273   Masco Corp.                                               310,142
                                                                    ------------
                                                                         488,079
                                                                    ------------
               CABLE/SATELLITE TV (0.5%)
      52,637   Comcast Corp. (Class A)*                                1,366,457
                                                                    ------------
               CASINO/GAMING (0.2%)
       4,458   Harrah's Entertainment, Inc.                              317,811
       8,168   International Game Technology                             251,411
                                                                    ------------
                                                                         569,222
                                                                    ------------
               CHEMICALS: AGRICULTURAL (0.2%)
       6,508   Monsanto Co.                                              504,565
                                                                    ------------
               CHEMICALS: MAJOR
               DIVERSIFIED (0.9%)
      23,395   Dow Chemical Co. (The)                                  1,025,169
      22,286   Du Pont (E.I.)
                 de Nemours & Co.                                        947,155
       1,978   Eastman Chemical Co.                                      102,045
       2,917   Engelhard Corp.                                            87,948
       2,738   Hercules Inc.*                                             30,939
       3,491   Rohm & Haas Co.                                           169,034
                                                                    ------------
                                                                       2,362,290
                                                                    ------------
               CHEMICALS: SPECIALTY (0.3%)
       5,383   Air Products & Chemicals, Inc.                            318,620
       1,740   Ashland Inc.                                              100,746
       7,813   Praxair, Inc.                                             413,776
       1,639   Sigma-Aldrich Corp.                                       103,732
                                                                    ------------
                                                                         936,874
                                                                    ------------
               COMMERCIAL PRINTING/
               FORMS (0.1%)
       5,267   Donnelley (R.R.) & Sons Co.                          $    180,184
                                                                    ------------
               COMPUTER COMMUNICATIONS (1.0%)
      10,151   Avaya Inc.*                                               108,311
     148,895   Cisco Systems, Inc.*                                    2,549,082
       1,951   QLogic Corp.*                                              63,427
                                                                    ------------
                                                                       2,720,820
                                                                    ------------
               COMPUTER PERIPHERALS (0.4%)
      57,950   EMC Corp.*                                                789,279
       2,813   Lexmark International, Inc.
                 (Class A)*                                              126,107
       9,020   Network Appliance, Inc.*                                  243,540
       4,225   Seagate Technology Inc.
                 (Escrow) (a)                                                  0
                                                                    ------------
                                                                       1,158,926
                                                                    ------------
               COMPUTER PROCESSING
               HARDWARE (2.1%)
      20,429   Apple Computer, Inc.*                                   1,468,641
      57,049   Dell, Inc.*                                             1,710,900
       6,399   Gateway, Inc.*                                             16,061
      69,447   Hewlett-Packard Co.                                     1,988,268
       4,450   NCR Corp.*                                                151,033
      82,803   Sun Microsystems, Inc.*                                   346,945
                                                                    ------------
                                                                       5,681,848
                                                                    ------------
               CONSTRUCTION MATERIALS (0.1%)
           1   Eagle Materials, Inc.                                         118
       2,468   Vulcan Materials Co.                                      167,207
                                                                    ------------
                                                                         167,325
                                                                    ------------
               CONTAINERS/PACKAGING (0.2%)
       2,522   Ball Corp.                                                100,174
       2,552   Bemis Company, Inc.                                        71,124
       3,473   Pactiv Corp.*                                              76,406
       1,973   Sealed Air Corp.*                                         110,823
       2,743   Temple-Inland Inc.                                        123,024
                                                                    ------------
                                                                         481,551
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
                                  CONTRACT DRILLING (0.4%)
       3,824   Nabors Industries, Ltd.
                 (Bermuda)*                                         $    289,668
       3,320   Noble Corp.
                 (Cayman Islands)                                        234,193
       2,645   Rowan Companies, Inc.                                      94,268
       8,001   Transocean Inc.
                 (Cayman Islands)*                                       557,590
                                                                    ------------
                                                                       1,175,719
                                                                    ------------
               DATA PROCESSING SERVICES (0.9%)
       3,013   Affiliated Computer Services,
                 Inc. (Class A)*                                         178,309
      13,977   Automatic Data Processing,
                 Inc.                                                    641,405
       4,487   Computer Sciences Corp.*                                  227,222
       3,401   Convergys Corp.*                                           53,906
      18,521   First Data Corp.                                          796,588
       4,472   Fiserv, Inc.*                                             193,503
       8,087   Paychex, Inc.                                             308,276
                                                                    ------------
                                                                       2,399,209
                                                                    ------------
               DEPARTMENT STORES (0.4%)
       1,493   Dillard's, Inc. (Class A)                                  37,056
       6,599   Federated Department
                 Stores, Inc.                                            437,712
       8,369   Kohl's Corp.*                                             406,733
       5,630   Penney (J.C.) Co., Inc.                                   313,028
                                                                    ------------
                                                                       1,194,529
                                                                    ------------
               DISCOUNT STORES (1.9%)
       2,764   Big Lots, Inc.*                                            33,196
      11,444   Costco Wholesale Corp.                                    566,135
       7,675   Dollar General Corp.                                      146,362
       3,764   Family Dollar Stores, Inc.                                 93,310
       2,419   Sears Holdings Corp.*                                     279,467
      21,311   Target Corp.                                            1,171,466
      60,554   Wal-Mart Stores, Inc.                                   2,833,927
                                                                    ------------
                                                                       5,123,863
                                                                    ------------
               DRUGSTORE CHAINS (0.6%)
      19,739   CVS Corp.                                                 521,504
      24,533   Walgreen Co.                                            1,085,831
                                                                    ------------
                                                                       1,607,335
                                                                    ------------
               ELECTRIC UTILITIES (3.1%)
      15,860   AES Corp. (The)* $                                        251,064
       3,952   Allegheny Energy, Inc.*                                   125,081
       4,948   Ameren Corp.                                              253,536
       9,547   American Electric Power Co.,
                 Inc.                                                    354,098
       7,517   CenterPoint Energy, Inc.                                   96,593
       4,829   Cinergy Corp.                                             205,039
       5,324   CMS Energy Corp.*                                          77,251
       5,933   Consolidated Edison, Inc.                                 274,876
       4,322   Constellation Energy Group,
                 Inc.                                                    248,947
       8,275   Dominion Resources, Inc.                                  638,830
       4,318   DTE Energy Co.                                            186,494
      22,495   Duke Energy Corp.                                         617,488
       7,911   Edison International                                      344,999
       5,040   Entergy Corp.                                             345,996
      16,174   Exelon Corp.                                              859,486
       8,009   FirstEnergy Corp.                                         392,361
       9,568   FPL Group, Inc.                                           397,646
       8,317   PG&E Corp.                                                308,727
       2,398   Pinnacle West Capital Corp.                                99,157
       9,215   PPL Corp.                                                 270,921
       6,100   Progress Energy, Inc.                                     267,912
       6,077   Public Service Enterprise
                 Group, Inc.                                             394,823
      17,974   Southern Co. (The)                                        620,642
       5,047   TECO Energy, Inc.                                          86,707
      11,704   TXU Corp.                                                 587,424
       9,780   Xcel Energy, Inc.                                         180,539
                                                                    ------------
                                                                       8,486,637
                                                                    ------------
               ELECTRICAL PRODUCTS (0.4%)
       4,153   American Power Conversion
                 Corp.                                                    91,366
       2,221   Cooper Industries Ltd.
               (Class A) (Bermuda)                                       162,133
       9,958   Emerson Electric Co.                                      743,863
       3,480   Molex Inc.                                                 90,306
                                                                    ------------
                                                                       1,087,668
                                                                    ------------
               ELECTRONIC COMPONENTS (0.1%)
       4,217   Jabil Circuit, Inc.*                                      156,409

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
      12,763   Sanmina-SCI Corp.* $                                       54,370
      22,146   Solectron Corp.*                                           81,054
                                                                    ------------
                                                                         291,833
                                                                    ------------
               ELECTRONIC EQUIPMENT/
               INSTRUMENTS (0.5%)
       9,965   Agilent Technologies, Inc.*                               331,735
      40,020   JDS Uniphase Corp.*                                        94,447
       4,342   Rockwell Automation, Inc.                                 256,873
       3,720   Scientific-Atlanta, Inc.                                  160,220
       6,083   Symbol Technologies, Inc.                                  77,984
       2,052   Tektronix, Inc.                                            57,887
       3,924   Thermo Electron Corp.*                                    118,230
      23,298   Xerox Corp.*                                              341,316
                                                                    ------------
                                                                       1,438,692
                                                                    ------------
               ELECTRONIC PRODUCTION
               EQUIPMENT (0.4%)
      39,329   Applied Materials, Inc.                                   705,562
       4,798   KLA-Tencor Corp.                                          236,685
       3,233   Novellus Systems, Inc.*                                    77,980
       4,778   Teradyne, Inc.*                                            69,615
                                                                    ------------
                                                                       1,089,842
                                                                    ------------
               ELECTRONICS/APPLIANCE
               STORES (0.2%)
       9,908   Best Buy Co., Inc.                                        430,800
       3,796   Circuit City Stores - Circuit
                 City Group                                               85,752
       3,261   RadioShack Corp.                                           68,579
                                                                    ------------
                                                                         585,131
                                                                    ------------
               ELECTRONICS/APPLIANCES (0.1%)
       6,974   Eastman Kodak Co.                                         163,192
       1,939   Maytag Corp.                                               36,492
       1,635   Whirlpool Corp.                                           136,948
                                                                    ------------
                                                                         336,632
                                                                    ------------
               ENGINEERING & CONSTRUCTION (0.1%)
       2,106   Fluor Corp.                                               162,710
                                                                    ------------
               ENVIRONMENTAL SERVICES (0.2%)
       5,298   Allied Waste Industries, Inc.*                             46,305
      13,377   Waste Management, Inc. $                                  405,992
                                                                    ------------
                                                                         452,297
                                                                    ------------
               FINANCE/RENTAL/LEASING (1.8%)
       7,260   Capital One Financial Corp.                               627,264
       4,843   CIT Group, Inc.                                           250,771
      14,476   Countrywide Financial Corp.                               494,934
      23,462   Fannie Mae                                              1,145,180
      16,750   Freddie Mac                                             1,094,613
      30,423   MBNA Corp.                                                825,984
       1,559   Ryder System, Inc.                                         63,950
      10,116   SLM Corp.                                                 557,290
                                                                    ------------
                                                                       5,059,986
                                                                    ------------
               FINANCIAL CONGLOMERATES (4.5%)
      30,099   American Express Co.                                    1,548,895
     122,630   Citigroup, Inc.(Note4)                                  5,951,234
      84,817   JPMorgan Chase & Co.                                    3,366,387
       6,792   Principal Financial Group, Inc.                           322,145
      12,241   Prudential Financial, Inc.                                895,919
       7,948   State Street Corp.                                        440,637
                                                                    ------------
                                                                      12,525,217
                                                                    ------------
               FINANCIAL PUBLISHING/
               SERVICES (0.3%)
       3,163   Equifax, Inc.                                             120,257
       9,077   McGraw-Hill Companies, Inc.
                 (The)                                                   468,646
       6,015   Moody's Corp.                                             369,441
                                                                    ------------
                                                                         958,344
                                                                    ------------
               FOOD DISTRIBUTORS (0.2%)
      15,036   SYSCO Corp.                                               466,868
                                                                    ------------
               FOOD RETAIL (0.4%)
       8,946   Albertson's, Inc.                                         190,997
      17,580   Kroger Co.*                                               331,910
      10,895   Safeway Inc.                                              257,776
       3,300   Supervalu, Inc.                                           107,184
       2,100   Whole Foods Market, Inc.                                  162,519
                                                                    ------------
                                                                       1,050,386
                                                                    ------------
               FOOD: MAJOR DIVERSIFIED (1.5%)
       4,491   Campbell Soup Co.                                         133,697

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
      12,576   ConAgra Foods Inc. $                                      255,041
       8,612   General Mills, Inc.                                       424,744
       8,112   Heinz (H.J.) Co.                                          273,537
       6,220   Kellogg Co.                                               268,828
      40,219   PepsiCo, Inc.                                           2,376,139
      18,411   Sara Lee Corp.                                            347,968
                                                                    ------------
                                                                       4,079,954
                                                                    ------------
               FOOD: MEAT/FISH/DAIRY (0.0%)
       6,103   Tyson Foods, Inc. (Class A)                               104,361
                                                                    ------------
               FOOD: SPECIALTY/CANDY (0.2%)
       4,390   Hershey Foods Corp.                                       242,547
       3,251   McCormick & Co., Inc.
                (Non-Voting)                                             100,521
       4,349   Wrigley (Wm.) Jr. Co.                                     289,165
                                                                    ------------
                                                                         632,233
                                                                    ------------
               FOREST PRODUCTS (0.2%)
       2,564   Louisiana-Pacific Corp.                                    70,433
       5,896   Weyerhaeuser Co.                                          391,141
                                                                    ------------
                                                                         461,574
                                                                    ------------
               GAS DISTRIBUTORS (0.2%)
       7,303   Dynegy, Inc. (Class A)*                                    35,347
       4,232   KeySpan Corp.                                             151,040
       1,072   Nicor Inc.                                                 42,140
       6,617   NiSource, Inc.                                            138,031
         941   Peoples Energy Corp.                                       33,001
       6,220   Sempra Energy                                             278,905
                                                                    ------------
                                                                         678,464
                                                                    ------------
               HOME BUILDING (0.4%)
       3,097   Centex Corp.                                              221,405
       6,610   D.R. Horton, Inc.                                         236,175
       1,898   KB Home                                                   137,909
       3,329   Lennar Corp. (Class A)                                    203,136
       5,209   Pulte Homes, Inc.                                         205,026
                                                                    ------------
                                                                       1,003,651
                                                                    ------------
               HOME FURNISHINGS (0.1%)
       4,459   Leggett & Platt, Inc.                                     102,379
       6,685   Newell Rubbermaid, Inc.                                   158,969
                                                                    ------------
                                                                         261,348
                                                                    ------------
               HOME IMPROVEMENT
               CHAINS (1.3%)
      51,493   Home Depot, Inc. (The)                               $  2,084,437
      18,954   Lowe's Companies, Inc.                                  1,263,474
       2,721   Sherwin-Williams Co.                                      123,588
                                                                    ------------
                                                                       3,471,499
                                                                    ------------
               HOSPITAL/NURSING
               MANAGEMENT (0.3%)
      10,275   HCA, Inc.                                                 518,888
       6,002   Health Management
                 Associates, Inc. (Class A)                              131,804
       1,920   Manor Care, Inc.                                           76,358
      11,378   Tenet Healthcare Corp.*                                    87,155
                                                                    ------------
                                                                         814,205
                                                                    ------------
               HOTELS/RESORTS/CRUISELINES (0.5%)
      10,502   Carnival Corp. (Panama)                                   561,542
       7,956   Hilton Hotels Corp.                                       191,819
       3,990   Marriott International, Inc.
                 (Class A)                                               267,210
       5,314   Starwood Hotels& Resorts
               Worldwide, Inc.                                           339,352
                                                                    ------------
                                                                       1,359,923
                                                                    ------------
               HOUSEHOLD/PERSONAL CARE (2.4%)
       1,831   Alberto-Culver Co.                                         83,768
      11,111   Avon Products, Inc.                                       317,219
       3,653   Clorox Co. (The)                                          207,819
      12,558   Colgate-Palmolive Co.                                     688,806
       1,983   International Flavors &
                 Fragrances, Inc.                                         66,431
      11,325   Kimberly-Clark Corp.                                      675,536
      81,247   Procter& Gamble Co. (The)                               4,702,576
                                                                    ------------
                                                                       6,742,155
                                                                    ------------
               INDUSTRIAL CONGLOMERATES (5.5%)
      18,421   3M Co.                                                  1,427,628
       5,751   Danaher Corp.                                             320,791
     256,124   General Electric Co.**                                  8,977,146
      20,428   Honeywell International, Inc.                             760,943
       8,019   Ingersoll-Rand Co. Ltd.
                 (Class A) (Bermuda)                                     323,727

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
       2,238   ITT Industries, Inc.                                 $    230,111
       3,209   Textron, Inc.                                             247,029
      48,797   Tyco International Ltd.
                 (Bermuda)                                             1,408,281
      24,692   United Technologies Corp.                               1,380,530
                                                                    ------------
                                                                      15,076,186
                                                                    ------------
               INDUSTRIAL MACHINERY (0.2%)
       4,964   Illinois Tool Works Inc.                                  436,782
       2,906   Parker Hannifin Corp.                                     191,680
                                                                    ------------
                                                                         628,462
                                                                    ------------
               INDUSTRIAL SPECIALTIES (0.1%)
       4,471   Ecolab Inc.                                               162,163
       4,049   PPG Industries, Inc.                                      234,437
                                                                    ------------
                                                                         396,600
                                                                    ------------
               INFORMATION TECHNOLOGY
               SERVICES (1.3%)
       4,275   Citrix Systems, Inc.*                                     123,034
      12,601   Electronic Data Systems
                 Corp.                                                   302,928
      38,288   International Business Machines
                 Corp.                                                 3,147,274
       8,269   Unisys Corp.*                                              48,208
                                                                    ------------
                                                                       3,621,444
                                                                    ------------
               INSURANCE BROKERS/
               SERVICES (0.3%)
       7,734   AON Corp.                                                 278,037
      13,204   Marsh & McLennan
                Companies, Inc.                                          419,359
                                                                    ------------
                                                                         697,396
                                                                    ------------
               INTEGRATED OIL (5.1%)
       1,940   Amerada Hess Corp.                                        246,031
      54,418   Chevron Corp.                                           3,089,310
      33,635   ConocoPhillips                                          1,956,884
     150,831   Exxon Mobil Corp.                                       8,472,177
       3,986   Murphy Oil Corp.                                          215,204
                                                                    ------------
                                                                      13,979,606
                                                                    ------------
               INTERNET RETAIL (0.1%)
       7,435   Amazon.com, Inc.*                                         350,560
                                                                    ------------
               INTERNET SOFTWARE/
               SERVICES (0.5%)
      12,825   Siebel Systems, Inc.                                 $    135,689
      30,607   Yahoo!, Inc.*                                           1,199,182
                                                                    ------------
                                                                       1,334,871
                                                                    ------------
               INVESTMENT BANKS/BROKERS (2.3%)
       5,963   Ameriprise Financial, Inc.                                244,483
       2,747   Bear Stearns Companies, Inc.
                 (The)                                                   317,361
       9,916   E* TRADE Group, Inc.*                                     206,848
      10,927   Goldman Sachs Group, Inc.
                 (The)                                                 1,395,487
       6,494   Lehman Brothers Holdings
                 Inc.                                                    832,336
      22,275   Merrill Lynch & Co., Inc.                               1,508,686
      26,129   Morgan Stanley(Note4)                                   1,482,559
      25,005   Schwab (Charles) Corp. (The)                              366,823
                                                                    ------------
                                                                       6,354,583
                                                                    ------------
               INVESTMENT MANAGERS (0.4%)
       2,057   Federated Investors, Inc.
                 (Class B)                                                76,191
       3,605   Franklin Resources, Inc.                                  338,906
       5,228   Janus Capital Group, Inc.                                  97,398
      10,154   Mellon Financial Corp.                                    347,775
       3,168   Price (T.) Rowe Group, Inc.                               228,191
                                                                    ------------
                                                                       1,088,461
                                                                    ------------
               LIFE/HEALTH INSURANCE (0.9%)
      12,129   AFLAC, Inc.                                               563,028
       9,130   Genworth Financial Inc.
                 (Class A)                                               315,715
       3,249   Jefferson-Pilot Corp.                                     184,966
       4,188   Lincoln National Corp.                                    222,090
      18,369   MetLife, Inc.(Note4)                                      900,081
       2,516   Torchmark Corp.                                           139,890
       7,233   UnumProvident Corp.                                       164,551
                                                                    ------------
                                                                       2,490,321
                                                                    ------------
               MAJOR BANKS (4.6%)
      97,350   Bank of America Corp.                                   4,492,702

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
      18,670   Bank of New York Co., Inc.
                 (The)                                              $    594,640
      13,145   BB&T Corp.                                                550,907
       4,006   Comerica, Inc.                                            227,381
       5,531   Huntington Bancshares, Inc.                               131,361
       9,885   KeyCorp                                                   325,513
      13,360   National City Corp.                                       448,495
       7,060   PNC Financial Services
                 Group                                                   436,520
      11,100   Regions Financial Corp.                                   379,176
       8,760   SunTrust Banks, Inc.                                      637,378
      37,656   Wachovia Corp.                                          1,990,496
      40,535   Wells Fargo & Co.                                       2,546,814
                                                                    ------------
                                                                      12,761,383
                                                                    ------------
               MAJOR TELECOMMUNICATIONS (2.8%)
       9,271   ALLTEL Corp.                                              585,000
      94,691   AT&T Inc.                                               2,318,983
      44,326   BellSouth Corp.                                         1,201,235
      71,616   Sprint Nextel Corp.                                     1,672,950
      67,023   Verizon Communications Inc.                             2,018,733
                                                                    ------------
                                                                       7,796,901
                                                                    ------------
               MANAGED HEALTH CARE (1.8%)
       6,933   Aetna, Inc.                                               653,851
      10,902   Caremark Rx, Inc.*                                        564,615
       3,049   CIGNA Corp.                                               340,573
       3,938   Coventry Health Care, Inc.*                               224,308
       3,944   Humana, Inc.*                                             214,278
      30,715   UnitedHealth Group Inc.                                 1,908,630
      14,937   WellPoint Inc.*                                         1,191,823
                                                                    ------------
                                                                       5,098,078
                                                                    ------------
               MEDIA CONGLOMERATES (1.9%)
      46,628   Disney (Walt) Co. (The)                                 1,117,673
      58,984   News Corp. (Class A)                                      917,201
     113,022   Time Warner, Inc.                                       1,971,104
      37,461   Viacom Inc. (Class B)
                 (Non-Voting)*                                         1,221,229
                                                                    ------------
                                                                       5,227,207
                                                                    ------------
               MEDICAL DISTRIBUTORS (0.5%)
       5,040   AmerisourceBergen Corp.                                   208,656
      10,380   Cardinal Health, Inc.                                $    713,625
       7,458   McKesson Corp.                                            384,758
       3,352   Patterson Companies, Inc.*                                111,957
                                                                    ------------
                                                                       1,418,996
                                                                    ------------
               MEDICAL SPECIALTIES (2.1%)
       4,555   Applera Corp. - Applied
               Biosystems Group                                          120,981
       2,542   Bard (C.R.), Inc.                                         167,569
       1,306   Bausch & Lomb, Inc.                                        88,677
      15,116   Baxter International, Inc.                                569,117
       6,110   Becton, Dickinson & Co.                                   367,089
       6,060   Biomet, Inc.                                              221,614
      14,339   Boston Scientific Corp.*                                  351,162
       2,960   Fisher Scientific International,
                 Inc.*                                                   183,106
       8,043   Guidant Corp.                                             520,784
       3,882   Hospira, Inc.*                                            166,072
      29,321   Medtronic, Inc.                                         1,688,010
       3,020   Pall Corp.                                                 81,117
       3,163   PerkinElmer, Inc.                                          74,520
       8,886   St. Jude Medical, Inc.*                                   446,077
       7,055   Stryker Corp.                                             313,454
       2,683   Waters Corp.*                                             101,417
       6,006   Zimmer Holdings, Inc.*                                    405,045
                                                                    ------------
                                                                       5,865,811
                                                                    ------------
               MISCELLANEOUS COMMERCIAL
               SERVICES (0.0%)
       3,184   Sabre Holdings Corp.
                 (Class A)                                                76,766
                                                                    ------------
               MISCELLANEOUS
               MANUFACTURING (0.1%)
       4,917   Dover Corp.                                               199,089
                                                                    ------------
               MOTOR VEHICLES (0.3%)
      44,996   Ford Motor Co.                                            347,369
      13,732   General Motors Corp.                                      266,675
       6,663   Harley-Davidson, Inc.                                     343,078
                                                                    ------------
                                                                         957,122
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               MULTI-LINE INSURANCE (2.0%)
      62,918   American International Group, Inc.                   $  4,292,895
       7,272   Hartford Financial Services
               Group, Inc. (The)                                         624,592
       3,292   Loews Corp.                                               312,246
       2,995   Safeco Corp.                                              169,218
                                                                    ------------
                                                                       5,398,951
                                                                    ------------
               OFFICE EQUIPMENT/SUPPLIES (0.1%)
       2,682   Avery Dennison Corp.                                      148,234
       5,530   Pitney Bowes, Inc.                                        233,643
                                                                    ------------
                                                                         381,877
                                                                    ------------
               OIL & GAS PIPELINES (0.3%)
      16,010   El Paso Corp.                                             194,682
       2,551   Kinder Morgan, Inc.                                       234,564
      13,894   Williams Companies, Inc. (The)                            321,924
                                                                    ------------
                                                                         751,170
                                                                    ------------
               OIL & GAS PRODUCTION (1.6%)
       5,750   Anadarko Petroleum Corp.                                  544,812
       7,985   Apache Corp.                                              547,132
       9,164   Burlington Resources, Inc.                                789,937
      10,770   Devon Energy Corp.                                        673,556
       5,856   EOG Resources, Inc.                                       429,655
       2,812   Kerr-McGee Corp.                                          255,498
       9,744   Occidental Petroleum Corp.                                778,351
       8,804   XTO Energy Inc.                                           386,848
                                                                    ------------
                                                                       4,405,789
                                                                    ------------
               OIL REFINING/MARKETING (0.6%)
       8,888   Marathon Oil Corp.                                        541,901
       3,300   Sunoco, Inc.                                              258,654
      14,948   Valero Energy Corp.                                       771,317
                                                                    ------------
                                                                       1,571,872
                                                                    ------------
               OILFIELD SERVICES/EQUIPMENT (1.3%)
       8,272   Baker Hughes Inc.                                         502,772
       7,827   BJ Services Co.                                           287,016
      12,431   Halliburton Co.                                           770,225
       4,210   National Oilwell-Varco, Inc.*                        $    263,967
      14,285   Schlumberger Ltd.
                (Netherlands Antilles)                                 1,387,788
       8,427   Weatherford International Ltd.
                (Bermuda)*                                               305,057
                                                                    ------------
                                                                       3,516,825
                                                                    ------------
               OTHER CONSUMER SERVICES (0.7%)
       3,528   Apollo Group, Inc. (Class A)*                             213,303
       7,942   Block (H.&R.), Inc.                                       194,976
      24,831   Cendant Corp.                                             428,335
      27,704   eBay, Inc.*                                             1,198,198
                                                                    ------------
                                                                       2,034,812
                                                                    ------------
               OTHER CONSUMER
               SPECIALTIES (0.1%)
       3,545   Fortune Brands, Inc.                                      276,581
                                                                    ------------
               OTHER METALS/MINERALS (0.1%)
       2,462   Phelps Dodge Corp.                                        354,208
                                                                    ------------
               PACKAGED SOFTWARE (3.3%)
      14,573   Adobe Systems, Inc.                                       538,618
       5,595   Autodesk, Inc.*                                           240,305
       5,243   BMC Software, Inc.*                                       107,429
      11,123   Computer Associates
                International, Inc.                                      313,557
       9,423   Compuware Corp.*                                           84,524
       4,289   Intuit Inc.*                                              228,604
       2,103   Mercury Interactive Corp.*                                 58,442
     221,903   Microsoft Corp.                                         5,802,763
       9,276   Novell, Inc.*                                              81,907
      91,163   Oracle Corp.*                                           1,113,100
       6,612   Parametric Technology Corp.*                               40,333
      26,215   Symantec Corp.*                                           458,763
                                                                    ------------
                                                                       9,068,345
                                                                    ------------
               PERSONNEL SERVICES (0.1%)
       2,984   Monster Worldwide, Inc.*                                  121,807
       4,111   Robert Half International, Inc.                           155,766
                                                                    ------------
                                                                         277,573
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               PHARMACEUTICALS: GENERIC
               DRUGS (0.1%)
       5,308   Mylan Laboratories, Inc.                             $    105,948
       2,458   Watson Pharmaceuticals, Inc.*                              79,910
                                                                    ------------
                                                                         185,858
                                                                    ------------
               PHARMACEUTICALS: MAJOR (6.0%)
      37,602   Abbott Laboratories                                     1,482,647
      47,426   Bristol-Myers Squibb Co.                                1,089,849
      72,112   Johnson & Johnson                                       4,333,931
      27,552   Lilly (Eli) & Co.                                       1,559,168
      53,004   Merck & Co., Inc.                                       1,686,057
     178,683   Pfizer, Inc.                                            4,166,888
      35,850   Schering-Plough Corp.                                     747,473
      32,536   Wyeth                                                   1,498,934
                                                                    ------------
                                                                      16,564,947
                                                                    ------------
               PHARMACEUTICALS: OTHER (0.3%)
       3,190   Allergan, Inc.                                            344,392
       8,188   Forest Laboratories, Inc.*                                333,088
       5,870   King Pharmaceuticals, Inc.*                                99,320
                                                                    ------------
                                                                         776,800
                                                                    ------------
               PRECIOUS METALS (0.3%)
       4,461   Freeport-McMoRan Copper & Gold, Inc. (Class B)            240,002
      10,835   Newmont Mining Corp.                                      578,589
                                                                    ------------
                                                                         818,591
                                                                    ------------
               PROPERTY - CASUALTY
               INSURERS (1.3%)
       7,813   ACE Ltd. (Cayman Islands)                                 417,527
      15,723   Allstate Corp. (The) (Note 4)                             850,143
       4,846   Chubb Corp. (The)                                         473,212
       4,244   Cincinnati Financial Corp.                                189,622
       4,789   Progressive Corp. (The)                                   559,259
      16,785   St. Paul Travelers Companies, Inc. (The)
                XL Capital Ltd. (Class A)                                749,786
       4,227   (Cayman Islands)                                          284,815
                                                                    ------------
                                                                       3,524,364
                                                                    ------------
               PUBLISHING: BOOKS/
               MAGAZINES (0.0%)
       1,018   Meredith Corp.
               PUBLISHING: NEWSPAPERS (0.3%)                        $     53,282
       1,429   Dow Jones & Co., Inc.                                      50,715
       5,815   Gannett Co., Inc.                                         352,215
       1,685   Knight-Ridder, Inc.                                       106,661
       3,528   New York Times Co. (The) (Class A)                         93,316
       1,800   Scripps (E.W.) Co. (Class A)                               86,436
       6,346   Tribune Co.                                               192,030
                                                                    ------------
                                                                         881,373
                                                                    ------------
               PULP & PAPER (0.2%)
      11,910   International Paper Co.                                   400,295
       4,399   MeadWestvaco Corp.                                        123,304
                                                                    ------------
                                                                         523,599
                                                                    ------------
               RAILROADS (0.7%)
       9,052   Burlington Northern Santa Fe Corp.                        641,063
       5,268   CSX Corp.                                                 267,456
       9,852   Norfolk Southern Corp.                                    441,665
       6,422   Union Pacific Corp.                                       517,035
                                                                    ------------
                                                                       1,867,219
                                                                    ------------
               REAL ESTATE INVESTMENT
               TRUSTS (0.7%)
       2,319   Apartment Investment & Management Co. (Class A)            87,821
       5,142   Archstone-Smith Trust                                     215,398
       9,846   Equity Office Properties Trust                            298,629
       6,972   Equity Residential                                        272,745
       4,467   Plum Creek Timber Co., Inc.                               161,035
       5,902   ProLogis                                                  275,741
       2,007   Public Storage, Inc.                                      135,914
       4,520   Simon Property Group, Inc.                                346,368
       2,863   Vornado Realty Trust                                      238,975
                                                                    ------------
                                                                       2,032,626
                                                                    ------------
               RECREATIONAL PRODUCTS (0.3%)
       2,362   Brunswick Corp.                                            96,039
       7,286   Electronic Arts, Inc.*                                    381,131

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
       4,347   Hasbro, Inc.                                         $     87,722
       9,803   Mattel, Inc.                                              155,083
                                                                    ------------
                                                                         719,975
                                                                    ------------
               REGIONAL BANKS (1.3%)
       8,449   AmSouth Bancorporation                                    221,448
       3,020   Compass Bancshares, Inc.                                  145,836
      13,450   Fifth Third Bancorp                                       507,334
       3,038   First Horizon National Corp.                              116,781
       1,934   M&T Bank Corp.                                            210,903
       5,070   Marshall & Ilsley Corp.                                   218,213
      11,530   North Fork Bancorporation, Inc.                           315,461
       4,507   Northern Trust Corp.                                      233,553
       7,570   Synovus Financial Corp.                                   204,466
      44,028   U.S. Bancorp                                            1,315,997
       2,531   Zions Bancorporation                                      191,242
                                                                    ------------
                                                                       3,681,234
                                                                    ------------
               RESTAURANTS (0.8%)
       3,174   Darden Restaurants, Inc.                                  123,405
      30,508   McDonald's Corp.                                        1,028,730
      18,628   Starbucks Corp.*                                          559,026
       2,805   Wendy's International, Inc.                               155,004
       6,861   Yum! Brands, Inc.                                         321,644
                                                                    ------------
                                                                       2,187,809
                                                                    ------------
               SAVINGS BANKS (0.6%)
       6,177   Golden West Financial Corp.                               407,682
       8,658   Sovereign Bancorp, Inc.                                   187,186
      23,918   Washington Mutual, Inc.                                 1,040,433
                                                                    ------------
                                                                       1,635,301
                                                                    ------------
               SEMICONDUCTORS (2.8%)
       9,795   Advanced Micro Devices, Inc.*                             299,727
       8,786   Altera Corp.*                                             162,805
       8,892   Analog Devices, Inc.                                      318,956
       7,417   Applied Micro Circuits Corp.*                              19,062
       7,010   Broadcom Corp. (Class A)*                                 330,521
       9,948   Freescale Semiconductor Inc. (Class B)*                   250,391
     146,143   Intel Corp.                                             3,647,729
       7,388   Linear Technology Corp.                              $    266,485
       9,487   LSI Logic Corp.*                                           75,896
       7,962   Maxim Integrated Products,
                Inc.                                                     288,543
      14,961   Micron Technology, Inc.*                                  199,131
       8,335   National Semiconductor Corp.                              216,543
       4,149   NVIDIA Corp.*                                             151,687
       4,425   PMC - Sierra, Inc.*                                        34,117
      39,222   Texas Instruments Inc.                                  1,257,850
       8,448   Xilinx, Inc.                                              212,974
                                                                    ------------
                                                                       7,732,417
                                                                    ------------
               SERVICES TO THE HEALTH
               INDUSTRY (0.4%)
       3,530   Express Scripts, Inc.*                                    295,814
       5,616   IMS Health Inc.                                           139,951
       3,222   Laboratory Corp. of America Holdings*                     173,505
       7,455   Medco Health Solutions Inc.*                              415,989
       4,017   Quest Diagnostics Inc.                                    206,795
                                                                    ------------
                                                                       1,232,054
                                                                    ------------
               SPECIALTY INSURANCE (0.2%)
       2,550   Ambac Financial Group, Inc.                               196,503
       3,255   MBIA Inc.                                                 195,821
       2,199   MGIC Investment Corp.                                     144,738
                                                                    ------------
                                                                         537,062
                                                                    ------------
               SPECIALTY STORES (0.5%)
       4,379   AutoNation, Inc.*                                          95,156
       1,338   AutoZone, Inc.*                                           122,761
       7,181   Bed Bath & Beyond Inc.*                                   259,593
       7,487   Office Depot, Inc.*                                       235,092
       1,717   OfficeMax Inc.                                             43,543
      17,729   Staples, Inc.                                             402,626
       3,459   Tiffany & Co.                                             132,445
                                                                    ------------
                                                                       1,291,216
                                                                    ------------
               SPECIALTY
               TELECOMMUNICATIONS (0.2%)
       3,156   CenturyTel, Inc.                                          104,653
       8,094   Citizens Communications Co.                                98,990

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               Qwest Communications
      37,422   International, Inc.*                                 $    211,434
                                                                    ------------
                                                                         415,077
                                                                    ------------
               STEEL (0.2%)
       2,043   Allegheny Technologies Inc.                                73,711
       3,772   Nucor Corp.                                               251,668
       2,748   United States Steel Corp.                                 132,096
                                                                    ------------
                                                                         457,475
                                                                    ------------
               TELECOMMUNICATION
               EQUIPMENT (1.6%)
       2,829   ADC Telecommunications, Inc.*                              63,200
       3,945   Andrew Corp.*                                              42,330
      14,034   CIENA Corp.*                                               41,681
       4,888   Comverse Technology, Inc.*                                129,972
      36,941   Corning, Inc.*                                            726,260
     107,930   Lucent Technologies Inc.*                                 287,094
      60,377   Motorola, Inc.                                          1,363,916
      39,855   QUALCOMM Inc.                                           1,716,953
      10,866   Tellabs, Inc.*                                            118,439
                                                                    ------------
                                                                       4,489,845
                                                                    ------------
               TOBACCO (1.5%)
      50,477   Altria Group, Inc.                                      3,771,641
       2,076   Reynolds American, Inc.                                   197,905
       3,965   UST, Inc.                                                 161,891
                                                                    ------------
                                                                       4,131,437
                                                                    ------------
               TOOLS/HARDWARE (0.1%)
       1,901   Black & Decker Corp.                                      165,311
       1,404   Snap-On, Inc.                                              52,734
       1,763   Stanley Works (The)                                        84,695
                                                                    ------------
                                                                         302,740
                                                                    ------------
               TRUCKS/CONSTRUCTION/FARM
               MACHINERY (0.6%)
      16,488   Caterpillar Inc.                                          952,512
       1,129   Cummins Inc.                                              101,305
       5,857   Deere & Co.                                               398,920
       1,498   Navistar International Corp.*                              42,873
       4,104   PACCAR, Inc.                                              284,120
                                                                    ------------
                                                                       1,779,730
                                                                    ------------
               WHOLESALE DISTRIBUTORS (0.1%)
       4,227   Genuine Parts Co.                                    $    185,650
       1,839   Grainger (W.W.), Inc.                                     130,753
                                                                    ------------
                                                                         316,403
                                                                    ------------
               TOTAL COMMON STOCKS
                (COST $234,442,014)                                  272,821,379
                                                                    ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               SHORT-TERM INVESTMENT (b) (1.3%)
               U.S. GOVERNMENT AGENCY
$      3,500   Federal Home Loan Banks 3.40% due 01/03/06
                (COST $3,499,339)                                      3,499,339
                                                                    ------------
TOTAL INVESTMENTS
 (COST $237,941,353)(c)(d)                               100.0%      276,320,718
                                                                    ------------
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                               0.0           122,793
                                                       ----------   ------------
NET ASSETS                                               100.0%     $276,443,511
                                                       ==========   ============

----------
*    NON-INCOME PRODUCING SECURITY.
** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $189,000.
(a) A SECURITY WITH TOTAL MARKET VALUE EQUAL TO $0 HAS BEEN VALUED AT ITS FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
(b) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
(c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $4,250,388, IN CONNECTION WITH OPEN FUTURES CONTRACTS.
(d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $241,630,755. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $63,855,614 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $29,165,651, RESULTING IN NET UNREALIZED APPRECIATION OF $34,689,963.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2005:

  NUMBER OF                         DESCRIPTION, DELIVERY        UNDERLYING FACE     UNREALIZED
  CONTRACTS      LONG/SHORT            MONTH AND YEAR            AMOUNT AT VALUE    DEPRECIATION
------------------------------------------------------------------------------------------------
     5              Long       S&P 500 Index E-Mini March 2006   $       313,700    $    (30,992)
    11              Long       S&P 500 Index March 2006                3,450,700          (5,563)
                                                                                    ------------
          Total Unrealized Depreciation                                             $    (36,555)
                                                                                    ============

SUMMARY OF INVESTMENTS

                                                                       PERCENT OF
SECTOR                                                   VALUE         NET ASSETS
----------------------------------------------------------------------------------
Finance                                              $  57,786,885            20.9%
Electronic Technology                                   28,572,909            10.3
Health Technology                                       27,562,543            10.0
Consumer Non-Durables                                   20,333,039             7.4
Producer Manufacturing                                  20,248,274             7.3
Energy Minerals                                         19,957,267             7.2
Technology Services                                     16,423,869             5.9
Retail Trade                                            15,567,019             5.6
Consumer Services                                       14,272,892             5.2
Utilities                                                9,165,101             3.3
Communications                                           8,211,978             3.0
Health Services                                          7,144,337             2.6
Industrial Services                                      6,058,721             2.2
Process Industries                                       5,595,008             2.0
Transportation                                           4,915,540             1.8
Consumer Durables                                        3,955,130             1.4
U.S. Government Agency                                   3,499,339             1.3
Non-Energy Minerals                                      2,882,923             1.1
Distribution Services                                    2,202,267             0.8
Commercial Services                                      1,965,677             0.7
                                                     -------------    ------------
                                                     $ 276,320,718*          100.0%
                                                     =============    ============

----------
* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $3,764,400 WITH UNREALIZED DEPRECIATION OF $36,555.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - GLOBAL ADVANTAGE
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (97.9%)
               AUSTRIA (0.7%)
               MAJOR BANKS
       3,357   Raiffeisen International Bank Holdings AG*           $    220,682
                                                                    ------------
               BERMUDA (2.6%)
               INDUSTRIAL CONGLOMERATES
       5,880   Ingersoll-Rand Co. Ltd. (Class A )                        237,376
                                                                    ------------
               MULTI-LINE INSURANCE
       2,682   PartnerRe Ltd.                                            176,127
                                                                    ------------
               SEMICONDUCTORS
       6,546   Marvell Technology Group, Ltd.*                           367,165
                                                                    ------------
               TOTAL BERMUDA                                             780,668
                                                                    ------------
               CAYMAN ISLANDS (2.3%)
               CONTRACT DRILLING
       3,243   GlobalSantaFe Corp.                                       156,150
                                                                    ------------
               INTERNET SOFTWARE/SERVICES
      10,889   SINA Corp.*                                               263,078
                                                                    ------------
               PROPERTY - CASUALTY INSURERS
       4,911   ACE Ltd.                                                  262,444
                                                                    ------------
               TOTAL CAYMAN ISLANDS                                      681,672
                                                                    ------------
               CHINA (0.2%)
               ALTERNATIVE POWER GENERATION
       2,700   Suntech Power Holdings Co. Ltd. (ADR)*                     73,575
                                                                    ------------
               FRANCE (3.7%)
               GAS DISTRIBUTORS
       4,303   Gaz de France (GDF)                                       126,082
                                                                    ------------
               INTEGRATED OIL
       2,122   Total S.A                                                 532,871
                                                                    ------------
               MAJOR BANKS
       4,083   BNP Paribas S.A                                           330,255
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
       5,075   France Telecom S.A                                        126,061
                                                                    ------------
               TOTAL FRANCE                                            1,115,269
                                                                    ------------
               GERMANY (1.5%)
               FINANCIAL CONGLOMERATES
       4,604   Hypo Real Estate Holding AG                          $    239,620
                                                                    ------------
               MOTOR VEHICLES
       4,939   Bayerische Motoren Werke (BMW) AG                         216,550
                                                                    ------------
               TOTAL GERMANY                                             456,170
                                                                    ------------
               HONG KONG (1.9%)
               APPAREL/FOOTWEAR RETAIL
      78,000   Esprit Holdings Ltd.                                      554,233
                                                                    ------------
               ITALY (3.7%)
               INTEGRATED OIL
       9,844   ENI SpA                                                   272,945
                                                                    ------------
               MAJOR BANKS
      62,600   Banca Monte dei Paschi di Siena SpA                       292,434
      77,000   UniCredito Italiano SpA                                   530,329
                                                                    ------------
                                                                         822,763
                                                                    ------------
               TOTAL ITALY                                             1,095,708
                                                                    ------------
               JAPAN (6.8%)
               CHEMICALS: SPECIALTY
      12,900   JSR Corp.                                                 338,898
       6,700   Shin-Etsu Chemical Co., Ltd.                              356,009
                                                                    ------------
                                                                         694,907
                                                                    ------------
               ELECTRIC UTILITIES
       9,600   Tokyo Electric Power Co., Inc (The)                       233,085
                                                                    ------------
               FINANCE/RENTAL/LEASING
       2,400   Takefuji Corp.                                            162,915
                                                                    ------------
               MAJOR BANKS
      56,000   Joyo Bank, Ltd. (The)                                     333,152
                                                                    ------------
               MOTOR VEHICLES
       6,300   Toyota Motor Corp.                                        326,746
                                                                    ------------
               PHARMACEUTICALS: MAJOR
       5,100   Takeda Pharmaceutical Co., Ltd.                           275,746
                                                                    ------------
               TOTAL JAPAN                                             2,026,551
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               NETHERLANDS (2.3%)
               AIR FREIGHT/COURIERS
       7,883   TNT NV                                               $    246,279
                                                                    ------------
               FOOD: SPECIALTY/CANDY
       6,844   Royal Numico NV*                                          283,310
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
      16,796   Koninklijke (Royal) KPN NV*                               168,353
                                                                    ------------
               TOTAL NETHERLANDS                                         697,942
                                                                    ------------
               PORTUGAL (1.1%)
               MAJOR TELECOMMUNICATIONS
      32,600   Portugal Telecom, SGPS, S.A.
                (Registered Shares)                                      329,849
                                                                    ------------
               SOUTH KOREA (1.7%)
               MAJOR BANKS
       4,980   Kookmin Bank (ADR)*                                       372,056
                                                                    ------------
               WIRELESS TELECOMMUNICATIONS
       6,477   SK Telecom Co., Ltd. (ADR)                                131,418
                                                                    ------------
               TOTAL SOUTH KOREA                                         503,474
                                                                    ------------
               SPAIN (3.3%)
               APPAREL/FOOTWEAR RETAIL
      10,200   Industria de Diseno Textil, S.A.
                (Inditex)                                                332,547
                                                                    ------------
               MAJOR BANKS
      15,331   Banco Bilbao Vizcaya
               Argentaria, S.A                                           273,592
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
      10,238   Telefonica S.A                                            153,990
                                                                    ------------
               TOBACCO
       4,646   Altadis, S.A                                              210,686
                                                                    ------------
               TOTAL SPAIN                                               970,815
                                                                    ------------
               SWEDEN (2.2%)
               INDUSTRIAL MACHINERY
       8,525   Atlas Copco AB (A Shares)                                 189,716
       9,780   Sandvik AB                                                454,964
                                                                    ------------
               TOTAL SWEDEN                                              644,680
                                                                    ------------
               SWITZERLAND (4.2%)
               FINANCIAL CONGLOMERATES
       5,033   UBS AG (Registered Shares)                           $    479,096
                                                                    ------------
               OTHER CONSUMER SPECIALTIES
       6,690   Compagnie Financiere Richemont AG
                (Series A) (Units)+                                      291,180
                                                                    ------------
               PHARMACEUTICALS: MAJOR
       9,269   Novartis AG
                (Registered Shares)                                      487,007
                                                                    ------------
               TOTAL SWITZERLAND                                       1,257,283
                                                                    ------------
               UNITED KINGDOM (9.0%)
               FOOD: SPECIALTY/CANDY
      36,655   Cadbury Schweppes PLC                                     346,481
                                                                    ------------
               HOTELS/RESORTS/CRUISELINES
       5,592   Carnival PLC                                              317,439
                                                                    ------------
               HOUSEHOLD/PERSONAL CARE
      10,442   Reckitt Benckiser PLC                                     344,877
                                                                    ------------
               MAJOR BANKS
      11,773   Royal Bank of Scotland Group PLC                          355,421
      13,600   Standard Chartered PLC                                    302,962
                                                                    ------------
                                                                         658,383
                                                                    ------------
               OTHER METALS/MINERALS
      10,765   Anglo American PLC                                        366,470
       7,235   Rio Tinto PLC                                             330,432
                                                                    ------------
                                                                         696,902
                                                                    ------------
               WIRELESS TELECOMMUNICATIONS
     147,335   Vodafone Group PLC                                        318,074
                                                                    ------------
               TOTAL UNITED KINGDOM                                    2,682,156
                                                                    ------------
               UNITED STATES (50.7%)
               AEROSPACE & DEFENSE
       7,414   Boeing Co.                                                520,759
                                                                    ------------
               ALUMINUM
       9,932   Alcoa, Inc.                                               293,689
                                                                    ------------
               BIOTECHNOLOGY
       4,811   Amgen Inc.*                                               379,396
       3,241   Genentech, Inc.*                                          299,793
                                                                    ------------
                                                                         679,189
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               CASINO/GAMING
       9,884   GTECH Holdings Corp.                                 $    313,718
       9,502   International Game Technology                             292,472
       4,300   Las Vegas Sands Corp.*                                    169,721
                                                                    ------------
                                                                         775,911
                                                                    ------------
               COMPUTER PROCESSING HARDWARE
       8,065   Apple Computer, Inc.*                                     579,793
      16,555   Dell, Inc.*                                               496,484
                                                                    ------------
                                                                       1,076,277
                                                                    ------------
               DEPARTMENT STORES
       4,400   Kohl's Corp.*                                             213,840
                                                                    ------------
               DISCOUNT STORES
       7,952   Target Corp.                                              437,121
                                                                    ------------
               ELECTRIC UTILITIES
       5,880   Exelon Corp.                                              312,463
                                                                    ------------
               ELECTRONIC PRODUCTION EQUIPMENT
       6,500   Lam Research Corp.*                                       231,920
                                                                    ------------
               FINANCE/RENTAL/LEASING
       2,736   Capital One Financial Corp.                               236,390
                                                                    ------------
               FINANCIAL CONGLOMERATES
      13,499   Citigroup, Inc.                                           655,107
       2,838   State Street Corp.                                        157,339
                                                                    ------------
                                                                         812,446
                                                                    ------------
               FOOD: MAJOR DIVERSIFIED
       5,660   General Mills, Inc.                                       279,151
                                                                    ------------
               HOME IMPROVEMENT CHAINS
       7,251   Home Depot, Inc. (The)                                    293,521
                                                                    ------------
               INDUSTRIAL CONGLOMERATES
      20,278   General Electric Co.                                      710,744
                                                                    ------------
               INSURANCE BROKERS/SERVICES
       7,531   Marsh & McLennan Companies, Inc.                          239,185
                                                                    ------------
               INTEGRATED OIL
      11,448   Chevron Corp.                                             649,903
                                                                    ------------
               INVESTMENT BANKS/BROKERS
       4,809   Merrill Lynch & Co., Inc.                                 325,713
      16,480   Schwab (Charles) Corp. (The)                              241,762
                                                                    ------------
                                                                         567,475
                                                                    ------------
               LIFE/HEALTH INSURANCE
       6,203   MetLife, Inc. (Note 4)                               $    303,947
                                                                    ------------
               MAJOR BANKS
      11,372   Bank of America Corp.                                     524,818
                                                                    ------------
               MAJOR TELECOMMUNICATIONS
      12,300   Sprint Nextel Corp.                                       287,328
                                                                    ------------
               MANAGED HEALTH CARE
       3,392   Aetna, Inc.                                               319,899
                                                                    ------------
               MEDIA CONGLOMERATES
      22,016   News Corp. (Class A)                                      342,349
                                                                    ------------
               MEDICAL SPECIALTIES
       5,292   Medtronic, Inc.                                           304,660
                                                                    ------------
               MULTI-LINE INSURANCE
       3,069   Hartford Financial Services
                Group, Inc. (The)                                        263,596
                                                                    ------------
               OIL & GAS PRODUCTION
       2,939   Ultra Petroleum Corp. (Canada)*                           163,996
                                                                    ------------
               OIL REFINING/MARKETING
       6,493   Marathon Oil Corp.                                        395,878
                                                                    ------------
               OILFIELD SERVICES/EQUIPMENT
       7,504   BJ Services Co.                                           275,172
       5,196   Halliburton Co.                                           321,944
                                                                    ------------
                                                                         597,116
                                                                    ------------
               OTHER CONSUMER SERVICES
       6,523   Coinstar, Inc.*                                           148,920
                                                                    ------------
               PACKAGED SOFTWARE
      12,021   Symantec Corp.*                                           210,368
                                                                    ------------
               PHARMACEUTICALS: MAJOR
       4,344   Johnson & Johnson                                         261,075
       5,448   Lilly (Eli) & Co.                                         308,302
      19,512   Schering-Plough Corp.                                     406,825
                                                                    ------------
                                                                         976,202
                                                                    ------------
               SEMICONDUCTORS
      13,466   Intel Corp.                                               336,111
       8,300   Linear Technology Corp.                                   299,381
       8,730   Microchip Technology Inc.                                 280,670
                                                                    ------------
                                                                         916,162
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               SPECIALTY STORES
      12,640   Staples, Inc.                                        $    287,054
                                                                    ------------
               TELECOMMUNICATION EQUIPMENT
      16,241   Corning, Inc.*                                            319,298
                                                                    ------------
               TOBACCO
       5,686   Altria Group, Inc.                                        424,858
                                                                    ------------
               TOTAL UNITED STATES                                    15,116,433
                                                                    ------------
               TOTAL COMMON STOCKS (COST $26,279,182)                 29,207,160
                                                                    ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (5.0%)
               REPURCHASE AGREEMENT
$      1,500   The Bank of New York 4.125% due 01/03/06
                (dated 12/30/05; proceeds $1,500,721) (a)
                (COST $1,500,033)                                      1,500,033
                                                                    ------------
TOTAL INVESTMENTS
 (COST $27,779,215) (b)                                    102.9%     30,707,193
                                                        --------    ------------
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                                     (2.9)       (862,832)
                                                        --------    ------------
NET ASSETS                                                 100.0%   $ 29,844,361
                                                        ========    ============

----------
ADR  AMERICAN DEPOSITARY RECEIPT.
*    NON-INCOME PRODUCING SECURITY.
+ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCKS WITH ATTACHED WARRANTS.
(a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.50% DUE 08/01/35 VALUED AT $1,530,034.
(b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $27,786,560. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,437,498 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $516,865, RESULTING IN NET UNREALIZED APPRECIATION OF $2,920,633.

                        SEE NOTES TO FINANCIAL STATEMENTS

FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2005:

                                                           UNREALIZED
     CONTRACTS           IN EXCHANGE        DELIVERY      APPRECIATION
    TO DELIVER               FOR              DATE       (DEPRECIATION)
-----------------------------------------------------------------------
$          333,183   EUR        281,571     01/03/06     $           28
$          535,080   EUR        452,193     01/03/06                 45
$          302,446   GBP        175,626     01/03/06               (334)
GBP        115,922   $          199,629     01/03/06                221
$          224,213   HKD      1,738,656     01/03/06                 --
JPY     31,038,258   $          263,460     01/04/06                424
                                                         --------------
          Net Unrealized Appreciation                    $          384

CURRENCY ABBREVIATIONS:
-----------------------
GBP  British Pound.
EUR  Euro.
HKD  Hong Kong Dollar.
JPY  Japanese Yen.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - GLOBAL ADVANTAGE
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

                                                                    PERCENT OF
INDUSTRY                                             VALUE          NET ASSETS
-------------------------------------------------------------------------------
Major Banks                                      $    3,535,701            11.8%
Pharmaceuticals: Major                                1,738,955             5.8
Financial Conglomerates                               1,531,162             5.1
Repurchase Agreement                                  1,500,033             5.0
Integrated Oil                                        1,455,719             4.9
Semiconductors                                        1,283,327             4.3
Computer Processing Hardware                          1,076,277             3.6
Major Telecommunications                              1,065,581             3.6
Industrial Conglomerates                                948,120             3.2
Apparel/Footwear Retail                                 886,780             3.0
Casino/Gaming                                           775,911             2.6
Other Metals/Minerals                                   696,902             2.3
Chemicals: Specialty                                    694,907             2.3
Biotechnology                                           679,189             2.3
Industrial Machinery                                    644,680             2.2
Tobacco                                                 635,544             2.1
Food: Specialty/Candy                                   629,791             2.1
Oilfield Services/Equipment                             597,116             2.0
Investment Banks/Brokers                                567,475             1.9
Electric Utilities                                      545,548             1.8
Motor Vehicles                                          543,296             1.8
Aerospace & Defense                                     520,759             1.7
Wireless Telecommunications                             449,492             1.5
Multi-Line Insurance                                    439,723             1.5
Discount Stores                                         437,121             1.5
Finance/Rental/Leasin                                   399,305             1.3
Oil Refining/Marketing                                  395,878             1.3
Household/Personal Care                                 344,877             1.2
Media Conglomerates                                     342,349             1.2
Managed Health Care                                     319,899             1.1
Telecommunication Equipment                      $      319,298             1.1%
Hotels/Resorts/Cruise ines                              317,439             1.1
Medical Specialties                                     304,660             1.0
Life/Health Insurance                                   303,947             1.0
Aluminum                                                293,689             1.0
Home Improvement Chains                                 293,521             1.0
Other Consumer Specialties                              291,180             1.0
Specialty Stores                                        287,054             1.0
Food: Major Diversified                                 279,151             0.9
Internet Software/Services                              263,078             0.9
Property - Casualty Insurers                            262,444             0.9
Air Freight/Couriers                                    246,279             0.8
Insurance Brokers/Services                              239,185             0.8
Electronic Production Equipment                         231,920             0.8
Department Stores                                       213,840             0.7
Packaged Software                                       210,368             0.7
Oil & Gas Production                                    163,996             0.6
Contract Drilling                                       156,150             0.5
Other Consumer Services                                 148,920             0.5
Gas Distributors                                        126,082             0.4
Alternative Power Generation                             73,575             0.2
                                                 --------------    ------------
                                                 $   30,707,193*          102.9%
                                                 ==============    ============

----------
* DOES NOT INCLUDE OPEN FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED APPRECIATION OF $384.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (97.5%)
               ADVERTISING/MARKETING
               SERVICES (3.9%)
      29,700   Getty Images, Inc.*                                  $  2,651,319
                                                                    ------------
               AIR FREIGHT/COURIERS (3.7%)
      32,700   C.H. Robinson Worldwide,
                Inc.                                                   1,210,881
      18,600   Expeditors International of
                Washington, Inc.                                       1,255,686
                                                                    ------------
                                                                       2,466,567
                                                                    ------------
               CASINO/GAMING (5.4%)
      64,500   International Game Technology                           1,985,310
      24,200   Station Casinos, Inc.                                   1,640,760
                                                                    ------------
                                                                       3,626,070
                                                                    ------------
               CHEMICALS: AGRICULTURAL (3.6%)
      31,410   Monsanto Co.                                            2,435,217
                                                                    ------------
               DISCOUNT STORES (5.8%)
      46,300   Costco Wholesale Corp.                                  2,290,461
      14,200   Sears Holdings Corp.*                                   1,640,526
                                                                    ------------
                                                                       3,930,987
                                                                    ------------
               ELECTRONIC PRODUCTION
               EQUIPMENT (1.4%)
      35,500   Tessera Technologies, Inc.*                               917,675
                                                                    ------------
               FINANCIAL CONGLOMERATES (2.1%)
      27,900   Brookfield Asset Management
                Inc. (Class A) (Canada)                                1,404,207
                                                                    ------------
               GAS DISTRIBUTORS (1.0%)
       8,600   Questar Corp.                                             651,020
                                                                    ------------
               HOME BUILDING (2.9%)
      30,200   Desarrolladora Homex S.A.
                de C.V. (ADR) (Mexico)*                                  926,536
       1,449   NVR, Inc.*                                              1,017,198
                                                                    ------------
                                                                       1,943,734
                                                                    ------------
               HOTELS/RESORTS/
               CRUISELINES (3.1%)
      39,600   Carnival Corp. (Panama)                                 2,117,412
                                                                    ------------
               INTERNET RETAIL (1.9%)
      27,500   Amazon.com, Inc.*                                    $  1,296,625
                                                                    ------------
               INTERNET SOFTWARE/
               SERVICES (9.1%)
       9,425   Google, Inc. (Class A)*                                 3,910,056
      56,600   Yahoo!, Inc.*                                           2,217,588
                                                                    ------------
                                                                       6,127,644
                                                                    ------------
               INVESTMENT BANKS/
               BROKERS (4.6%)
       3,550   Chicago Mercantile Exchange Holdings, Inc.              1,304,589
      31,680   Greenhill & Co., Inc.                                   1,779,149
                                                                    ------------
                                                                       3,083,738
                                                                    ------------
               MEDICAL SPECIALTIES (2.3%)
      38,800   Dade Behring Holdings, Inc.                             1,586,532
                                                                    ------------
               MISCELLANEOUS COMMERCIAL
               SERVICES (6.5%)
      37,000   Corporate Executive Board Co. (The)                     3,318,900
      25,400   Iron Mountain Inc.*                                     1,072,388
                                                                    ------------
                                                                       4,391,288
                                                                    ------------
               MOTOR VEHICLES (1.3%)
      17,400   Harley-Davidson, Inc.                                     895,926
                                                                    ------------
               OIL & GAS PRODUCTION (9.4%)
      28,746   Southwestern Energy Co.*                                1,033,131
      95,280   Ultra Petroleum Corp. (Canada)*                         5,316,624
                                                                    ------------
                                                                       6,349,755
                                                                    ------------
               OTHER CONSUMER SERVICES (6.9%)
      81,000   eBay, Inc.*                                             3,503,250
      12,600   Strayer Education, Inc.                                 1,180,620
                                                                    ------------
                                                                       4,683,870
                                                                    ------------
               PACKAGED SOFTWARE (2.9%)
      36,500   Red Hat, Inc.*                                            994,260
      30,900   Salesforce.com Inc.*                                      990,345
                                                                    ------------
                                                                       1,984,605
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               PERSONNEL SERVICES (2.1%)
      34,100   Monster Worldwide, Inc.*                             $  1,391,962
                                                                    ------------
               PROPERTY - CASUALTY INSURERS (3.0%)
         690   Berkshire Hathaway, Inc. (Class B)*                     2,025,495
                                                                    ------------
               RECREATIONAL PRODUCTS (2.3%)
      30,200   Electronic Arts, Inc.*                                  1,579,762
                                                                    ------------
               RESTAURANTS (1.4%)
      18,700   P.F. Chang's China Bistro, Inc.*                          928,081
                                                                    ------------
               SEMICONDUCTORS (1.5%)
      17,500   Marvell Technology Group
                Ltd. (Bermuda)*                                          981,575
                                                                    ------------
               SERVICES TO THE HEALTH
               INDUSTRY (2.2%)
      24,960   Stericycle, Inc.*                                       1,469,645
                                                                    ------------
               SPECIALTY
               TELECOMMUNICATIONS (2.5%)
      63,957   Crown Castle International Corp.*                       1,721,083
                                                                    ------------
               WIRELESS
               TELECOMMUNICATIONS (4.7%)
     107,500   America Movil S.A. de C.V.
                (Series L) (ADR) (Mexico)                              3,145,450
                                                                    ------------
               TOTAL COMMON STOCKS
                (COST $51,095,964)                                    65,787,244
                                                                    ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                             VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (2.5%)
               REPURCHASE AGREEMENT
$      1,652   The Bank of New York 4.125% due 01/03/06 (dated
                12/30/05; proceeds $1,652,402) (a)
                (COST $1,651,645)                                   $  1,651,645
                                                                    ------------
TOTAL INVESTMENTS
 (COST $52,747,609) (b)                                   100.0%      67,438,889
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                                    (0.0)         (26,099)
                                                      ---------     ------------
NET ASSETS                                                100.0%    $ 67,412,790
                                                      =========     ============

----------
ADR  AMERICAN DEPOSITARY RECEIPT.
*    NON-INCOME PRODUCING SECURITY.
(a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.50% DUE 08/01/35 VALUED AT $1,684,678.
(b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $52,759,981. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $15,276,612 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $597,704, RESULTING IN NET UNREALIZED APPRECIATION OF $14,678,908.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - AGGRESSIVE EQUITY
SUMMARY OF INVESTMENTS - DECEMBER 31, 2005

                                                                    PERCENT OF
INDUSTRY                                             VALUE          NET ASSETS
-------------------------------------------------------------------------------
Oil & Gas Production                             $    6,349,755             9.4%
Internet Software/Services                            6,127,644             9.1
Other Consumer Services                               4,683,870             6.9
Miscellaneous Commercial Services                     4,391,288             6.5
Discount Stores                                       3,930,987             5.8
Casino/Gaming                                         3,626,070             5.4
Wireless Telecommunications                           3,145,450             4.7
Investment Banks/Brokers                              3,083,738             4.6
Advertising/Marketing Services                        2,651,319             3.9
Air Freight/Couriers                                  2,466,567             3.7
Chemicals: Agricultural                               2,435,217             3.6
Hotels/Resorts/Cruise ines                            2,117,412             3.1
Property - Casualty Insurers                          2,025,495             3.0
Packaged Software                                     1,984,605             2.9
Home Building                                         1,943,734             2.9
Specialty Telecommunications                     $    1,721,083             2.5%
Repurchase Agreement                                  1,651,645             2.5
Medical Specialties                                   1,586,532             2.3
Recreational Products                                 1,579,762             2.3
Services to the Health Industry                       1,469,645             2.2
Financial Conglomerates                               1,404,207             2.1
Personnel Services                                    1,391,962             2.1
Internet Retail                                       1,296,625             1.9
Semiconductors                                          981,575             1.5
Restaurants                                             928,081             1.4
Electronic Production Equipment                         917,675             1.4
Motor Vehicles                                          895,926             1.3
Gas Distributors                                        651,020             1.0
                                                 --------------    ------------
                                                 $   67,438,889           100.0%
                                                 ==============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - INFORMATION FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (95.1%)
               ADVERTISING/MARKETING SERVICES (1.3%)
       1,820   Getty Images, Inc.*                                  $    162,471
                                                                    ------------
               AEROSPACE & DEFENSE (0.8%)
       1,400   Boeing Co.                                                 98,336
                                                                    ------------
               ALTERNATIVE POWER GENERATION (0.2%)
       1,000   Suntech Power Holdings Co., Ltd. (ADR) (China)*            27,250
                                                                    ------------
               COMPUTER COMMUNICATIONS (4.6%)
      19,920   Cisco Systems, Inc.*                                      341,030
       9,640   Juniper Networks, Inc.*                                   214,972
                                                                    ------------
                                                                         556,002
                                                                    ------------
               COMPUTER PERIPHERALS (3.7%)
      26,340   EMC Corp.*                                                358,751
       3,350   Network Appliance, Inc.*                                   90,450
                                                                    ------------
                                                                         449,201
                                                                    ------------
               COMPUTER PROCESSING HARDWARE (8.5%)
       7,970   Apple Computer, Inc.*                                     572,963
       5,790   Dell, Inc.*                                               173,642
       6,990   Hewlett-Packard Co.                                       200,124
      20,160   Sun Microsystems, Inc.*                                    84,470
                                                                    ------------
                                                                       1,031,199
                                                                    ------------
               DATA PROCESSING SERVICES (0.6%)
       2,000   Paychex, Inc.                                              76,240
                                                                    ------------
               ELECTRONIC PRODUCTION EQUIPMENT (3.9%)
      13,380   Lam Research Corp.*                                       477,398
                                                                    ------------
               FINANCIAL PUBLISHING/SERVICES (0.5%)
       1,100   Moody's Corp.                                              67,562
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES (3.8%)
       2,580   Cognizant Technology Solutions Corp. (Class A)*           129,903
       2,220   International Business Machines Corp.                $    182,484
       4,100   Satyam Computer Services
                Ltd. (ADR) (India)                                       150,019
                                                                    ------------
                                                                         462,406
                                                                    ------------
               INTERNET RETAIL (2.4%)
       3,850   Amazon.com, Inc.*                                         181,528
       1,900   Ctrip.com International Ltd. (ADR) (Cayman Islands)       109,725
                                                                    ------------
                                                                         291,253
                                                                    ------------
               INTERNET SOFTWARE/SERVICES (8.3%)
         410   Google, Inc. (Class A)*                                   170,093
      11,130   SINA Corp. (Cayman Islands)*                              268,901
       8,360   VeriSign, Inc.*                                           183,251
       9,840   Yahoo!, Inc.*                                             385,531
                                                                    ------------
                                                                       1,007,776
                                                                    ------------
               MAJOR TELECOMMUNICATIONS (1.7%)
       2,030   France Telecom S.A. (ADR) (France)                         50,425
       6,590   Sprint Nextel Corp.                                       153,942
                                                                    ------------
                                                                         204,367
                                                                    ------------
               MISCELLANEOUS COMMERCIAL SERVICES (2.1%)
       2,800   Corporate Executive Board Co. (The)                       251,160
                                                                    ------------
               OTHER CONSUMER SERVICES (4.2%)
       6,310   eBay, Inc.*                                               272,908
       2,540   Strayer Education, Inc.                                   237,998
                                                                    ------------
                                                                         510,906
                                                                    ------------
               PACKAGED SOFTWARE (14.5%)
      24,520   Microsoft Corp.                                           641,198
       8,210   Novell, Inc.*                                              72,494
      15,490   Oracle Corp.*                                             189,133
       4,490   Quest Software, Inc.*                                      65,509
       5,190   Red Hat, Inc.*                                            141,376
       4,300   SAP AG (ADR) (Germany)                                    193,801
      26,695   Symantec Corp.*                                           467,163
                                                                    ------------
                                                                       1,770,674
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               RECREATIONAL PRODUCTS (0.6%)
       1,370   Electronic Arts, Inc.*                               $     71,665
                                                                    ------------
               SEMICONDUCTORS (24.9%)
       8,310   Advanced Micro Devices, Inc.*                             254,286
       3,400   Analog Devices, Inc.                                      121,958
       2,600   Cirrus Logic, Inc.*                                        17,368
      16,790   Intel Corp.                                               419,078
      10,120   Linear Technology Corp.                                   365,028
       7,530   Marvell Technology Group, Ltd. (Bermuda)*                 422,358
       3,500   Maxim Integrated Products, Inc.                           126,840
      12,620   Microchip Technology Inc.                                 405,733
      19,100   Micron Technology, Inc.*                                  254,221
       5,390   National Semiconductor Corp.                              140,032
         110   Samsung Electronics Co., Ltd. (South Korea)                71,943
       8,080   Texas Instruments Inc.                                    259,126
       7,240   Xilinx, Inc.                                              182,520
                                                                    ------------
                                                                       3,040,491
                                                                    ------------
               TELECOMMUNICATION EQUIPMENT (7.8%)
       9,990   Comverse Technology, Inc.*                                265,634
      34,760   Corning, Inc.*                                            683,382
                                                                    ------------
                                                                         949,016
                                                                    ------------
               WIRELESS TELECOMMUNICATIONS (0.7%)
       1,900   NII Holdings, Inc. (Class B)*                              82,992
                                                                    ------------
               TOTAL COMMON STOCKS
                (COST $10,907,406)                                    11,588,365
                                                                    ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                             VALUE
--------------------------------------------------------------------------------
               SHORT-TERM INVESTMENT (a) (4.9%)
               U.S. GOVERNMENT AGENCY
$        600   Federal Home Loan Banks 3.40%
                due 01/03/06 (COST $599,887)                        $    599,887
                                                                    ------------
TOTAL INVESTMENTS
 (COST $11,507,293) (b)                                   100.0%      12,188,252
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                                    (0.0)          (2,145)
                                                      ---------     ------------
NET ASSETS                                                100.0%    $ 12,186,107
                                                      =========     ============

----------
  ADR  AMERICAN DEPOSITARY RECEIPT.
  *    NON-INCOME PRODUCING SECURITY.
  (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $11,553,386. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,292,839 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $657,973, RESULTING IN NET UNREALIZED APPRECIATION OF $634,866.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - INFORMATION FUND
SUMMARY OF INVESTMENTS - DECEMBER 31, 2005

                                                                    PERCENT OF
INDUSTRY                                             VALUE          NET ASSETS
-------------------------------------------------------------------------------
Semiconductors                                   $    3,040,491            24.9%
Packaged Software                                     1,770,674            14.5
Computer Processing Hardware                          1,031,199             8.5
Internet Software/Services                            1,007,776             8.3
Telecommunication Equipment                             949,016             7.8
U.S. Government Agency                                  599,887             4.9
Computer Communications                                 556,002             4.6
Other Consumer Services                                 510,906             4.2
Electronic Production Equipment                         477,398             3.9
Information Technology Services                         462,406             3.8
Computer Peripherals                                    449,201             3.7
Internet Retail                                         291,253             2.4
Miscellaneous Commercial Services                $      251,160             2.1%
Major Telecommunications                                204,367             1.7
Advertising/Marketing Services                          162,471             1.3
Aerospace & Defense                                      98,336             0.8
Wireless Telecommunications                              82,992             0.7
Data Processing Services                                 76,240             0.6
Recreational Products                                    71,665             0.6
Financial Publishing/Services                            67,562             0.5
Alternative Power Generation                             27,250             0.2
                                                 --------------     ------------
                                                 $   12,188,252           100.0%
                                                 ==============     ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY VARIABLE INVESTMENT SERIES - STRATEGIST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               COMMON STOCKS (66.3%)
               ADVERTISING/MARKETING SERVICES (0.8%)
      34,020   Omnicom Group, Inc.                                  $  2,896,123
                                                                    ------------
               AEROSPACE & DEFENSE (1.6%)
      63,080   Northrop Grumman Corp.                                  3,791,739
      55,445   Raytheon Co.                                            2,226,117
                                                                    ------------
                                                                       6,017,856
                                                                    ------------
               AGRICULTURAL COMMODITIES/MILLING (1.1%)
     168,720   Archer-Daniels-Midland Co.                              4,160,635
                                                                    ------------
               BEVERAGES: NON-ALCOHOLIC (0.7%)
      66,605   Coca-Cola Co. (The)                                     2,684,848
                                                                    ------------
               BIOTECHNOLOGY (2.6%)
      57,400   Applera Corp. - Celera Genomics Group*                    629,104
      56,550   Celgene Corp.*                                          3,664,440
      38,460   Gilead Sciences, Inc.*                                  2,024,150
     135,150   Vertex Pharmaceuticals Inc.*                            3,739,600
                                                                    ------------
                                                                      10,057,294
                                                                    ------------
               CHEMICALS: MAJOR DIVERSIFIED (0.6%)
      53,890   Dow Chemical Co. (The)                                  2,361,460
                                                                    ------------
               CHEMICALS: SPECIALTY (0.6%)
      41,220   Ashland Inc.                                            2,386,638
                                                                    ------------
               COMPUTER COMMUNICATIONS (1.0%)
     216,840   Cisco Systems, Inc.*                                    3,712,300
                                                                    ------------
               COMPUTER PERIPHERALS (0.8%)
     228,545   EMC Corp.*                                              3,112,783
                                                                    ------------
               COMPUTER PROCESSING HARDWARE (2.0%)
     105,320   Apple Computer, Inc.*                                   7,571,454
                                                                    ------------
               DEPARTMENT STORES (0.6%)
      50,605   Kohl's Corp.*                                           2,459,402
                                                                    ------------
               DISCOUNT STORES (1.0%)
      81,565   Costco Wholesale Corp.                                  4,035,021
                                                                    ------------
               ELECTRIC UTILITIES (1.0%)
      42,270   Ameren Corp.                                            2,165,914
      38,240   FirstEnergy Corp.                                       1,873,378
                                                                    ------------
                                                                       4,039,292
                                                                    ------------
               ELECTRICAL PRODUCTS (1.2%)
      64,355   Emerson Electric Co.                                    4,807,319
                                                                    ------------
               ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
     172,875   Applied Materials, Inc.                                 3,101,377
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               ELECTRONICS/APPLIANCES (0.8%)
      79,800   Sony Corp. (ADR) (Japan)                             $  3,255,840
                                                                    ------------
               ENVIRONMENTAL SERVICES (1.1%)
     143,650   Waste Management, Inc.                                  4,359,777
                                                                    ------------
               FINANCIAL CONGLOMERATES (3.3%)
      76,260   American Express Co.                                    3,924,340
      99,625   Citigroup, Inc.                                         4,834,801
     101,255   JPMorgan Chase & Co.                                    4,018,811
                                                                    ------------
                                                                      12,777,952
                                                                    ------------
               FOOD: MAJOR DIVERSIFIED (2.3%)
     124,575   ConAgra Foods Inc.                                      2,526,380
      84,965   Kellogg Co.                                             3,672,186
      92,345   Kraft Foods Inc. (Class A)                              2,598,588
                                                                    ------------
                                                                       8,797,154
                                                                    ------------
               FOOD: MEAT/FISH/DAIRY (0.8%)
      78,510   Dean Foods Co.*                                         2,956,686
                                                                    ------------
               HOUSEHOLD/PERSONAL CARE (0.7%)
      49,980   Colgate-Palmolive Co.                                   2,741,403
                                                                    ------------
               INDUSTRIAL CONGLOMERATES (1.6%)
     120,475   General Electric Co.                                    4,222,649
      50,142   Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)             2,024,233
                                                                    ------------
                                                                       6,246,882
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES (2.0%)
     121,440   Electronic Data Systems Corp.                           2,919,418
      59,010   International Business Machines Corp.                   4,850,622
                                                                    ------------
                                                                       7,770,040
                                                                    ------------
               INTEGRATED OIL (2.0%)
      40,230   BP PLC (ADR) (United Kingdom)                           2,583,571
      56,325   Exxon Mobil Corp.                                       3,163,775
      35,240   Royal Dutch Shell PLC (ADR) (Class A)
                (Netherlands)                                          2,166,908
                                                                    ------------
                                                                       7,914,254
                                                                    ------------
               INTERNET SOFTWARE/SERVICES (1.8%)
       7,275   Google, Inc. (Class A)*                                 3,018,107
      98,025   Yahoo!, Inc.*                                           3,840,620
                                                                    ------------
                                                                       6,858,727
                                                                    ------------
               INVESTMENT BANKS/BROKERS (1.4%)
     109,580   Ameritrade Holding Corp.*                               2,629,920
     197,830   Schwab (Charles) Corp. (The)                            2,902,166
                                                                    ------------
                                                                       5,532,086
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               MAJOR BANKS (2.0%)
     106,680   Bank of America Corp.                                $  4,923,282
      45,470   Wells Fargo & Co.                                       2,856,880
                                                                    ------------
                                                                       7,780,162
                                                                    ------------
               MAJOR TELECOMMUNICATIONS (0.5%)
      82,867   AT&T Inc.                                               2,029,413
                                                                    ------------
               MEDIA CONGLOMERATES (0.8%)
     169,310   Time Warner, Inc.*                                      2,952,766
                                                                    ------------
               MEDICAL SPECIALTIES (3.4%)
      59,440   Bard (C.R.), Inc.                                       3,918,285
      55,860   Fisher Scientific International, Inc.*                  3,455,500
     136,910   Hospira, Inc.*                                          5,857,010
                                                                    ------------
                                                                      13,230,795
                                                                    ------------
               MOTOR VEHICLES (1.0%)
     130,100   Honda Motor Co., Ltd. (ADR) (Japan)                     3,768,997
                                                                    ------------
               MOVIES/ENTERTAINMENT (0.9%)
      68,780   Pixar, Inc.*                                            3,626,082
                                                                    ------------
               OILFIELD SERVICES/EQUIPMENT (1.6%)
      47,780   Halliburton Co.                                         2,960,449
      81,740   Smith International, Inc.                               3,033,371
                                                                    ------------
                                                                       5,993,820
                                                                    ------------
               OTHER CONSUMER SERVICES (1.0%)
      91,100   eBay, Inc.*                                             3,940,075
                                                                    ------------
               PACKAGED SOFTWARE (2.9%)
     159,340   Microsoft Corp.*                                        4,166,741
     326,280   Oracle Corp.*                                           3,983,879
     141,240   Sybase, Inc.*                                           3,087,506
                                                                    ------------
                                                                      11,238,126
                                                                    ------------
               PHARMACEUTICALS: MAJOR (2.5%)
      53,100   Johnson & Johnson                                       3,191,310
      52,910   Lilly (Eli) & Co.                                       2,994,177
      79,860   Wyeth                                                   3,679,150
                                                                    ------------
                                                                       9,864,637
                                                                    ------------
               PROPERTY - CASUALTY INSURERS (0.9%)
      65,320   Allstate Corp. (The) (Note 4)                           3,531,852
                                                                    ------------
               RAILROADS (2.0%)
      29,040   Burlington Northern Santa Fe Corp.                      2,056,613
      53,975   CSX Corp.                                               2,740,311
      38,000   Union Pacific Corp.                                     3,059,380
                                                                    ------------
                                                                       7,856,304
                                                                    ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
               SEMICONDUCTORS (2.6%)
     107,510   Freescale Semiconductor Inc. (Class B)*              $  2,706,027
     112,310   Intel Corp.                                             2,803,258
     190,390   Micron Technology, Inc.*                                2,534,091
     194,448   Taiwan Semiconductor Manufacturing Co.
                Ltd. (ADR) (Taiwan)                                    1,926,980
                                                                    ------------
                                                                       9,970,356
                                                                    ------------
               SPECIALTY TELECOMMUNICATIONS (1.1%)
     341,400   Citizens Communications Co.                             4,175,322
                                                                    ------------
               STEEL (2.4%)
      58,200   Nucor Corp.                                             3,883,104
     111,700   United States Steel Corp.                               5,369,419
                                                                    ------------
                                                                       9,252,523
                                                                    ------------
               TELECOMMUNICATION EQUIPMENT (4.0%)
     270,000   Corning, Inc.*                                          5,308,200
     237,700   Motorola, Inc.                                          5,369,643
     264,500   Nokia Corp. (ADR) (Finland)                             4,840,350
                                                                    ------------
                                                                      15,518,193
                                                                    ------------
               TOBACCO (1.3%)
      69,630   Altria Group, Inc.                                      5,202,754
                                                                    ------------
               TRUCKS/CONSTRUCTION/FARM MACHINERY (1.2%)
      82,700   Caterpillar Inc.                                        4,777,579
                                                                    ------------
               TOTAL COMMON STOCKS
                (COST $192,602,941)                                  257,324,359
                                                                    ------------

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE
------------                                                        ------------   -------------
               CORPORATE BONDS (5.3%)
               ADVERTISING/MARKETING SERVICES (0.0%)
$        150   WPP Finance (UK) Corp. (United Kingdom)                     5.875%     06/15/14          152,487
                                                                                                   ------------
               AEROSPACE & DEFENSE (0.1%)
         150   Northrop Grumman Corp.                                      4.079      11/16/06          148,873
          89   Raytheon Co.                                                 6.15      11/01/08           92,426
          20   Raytheon Co.                                                 8.30      03/01/10           22,422
         283   Systems 2001 Asset Trust - 144 A** (Cayman Islands)         6.664      09/15/13          300,856
                                                                                                   ------------
                                                                                                        564,577
                                                                                                   ------------
               AIR FREIGHT/COURIERS (0.0%)
         140   Fedex Corp.                                                  2.65      04/01/07          136,221
                                                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE          VALUE
---------------------------------------------------------------------------------------------------------------
               AIRLINES (0.1%)
$        355   America West Airlines, Inc. (Series 01-1)                    7.10%     04/02/21     $    378,085
         125   Southwest Airlines
                Co. (Series 01-1)                                          5.496      11/01/06          125,595
                                                                                                   ------------
                                                                                                        503,680
                                                                                                   ------------
               APPAREL/FOOTWEAR RETAIL (0.0%)
         115   Limited Brands, Inc.                                         6.95      03/01/33          116,751
                                                                                                   ------------
               BEVERAGES: ALCOHOLIC (0.1%)
         205   FBG Finance Ltd. - 144A**
                (Australia)                                                 5.13      06/15/15          199,815
         195   Miller Brewing Co. - 144A**                                  4.25      08/15/08          191,488
                                                                                                   ------------
                                                                                                        391,303
                                                                                                   ------------
               CABLE/SATELLITE TV (0.1%)
         110   Comcast Cable Communications Inc.                            6.75      01/30/11          116,594
          25   Comcast Corp.                                               7.625      02/15/08           26,189
         160   Cox Communications, Inc.                                    4.625      01/15/10          155,028
         190   TCI Communications, Inc.                                    7.875      02/15/26          219,892
                                                                                                   ------------
                                                                                                        517,703
                                                                                                   ------------
               CASINO/GAMING (0.1%)
         250   Harrah's Operating Co., Inc.                                 5.63      06/01/15          246,048
                                                                                                   ------------
         105   CHEMICALS: MAJOR DIVERSIFIED (0.0%)
               ICI Wilmington Inc.                                         4.375      12/01/08          102,386
                                                                                                   ------------
               CONTAINERS/PACKAGING (0.1%)
         240   Sealed Air Corp. - 144A**                                   5.625      07/15/13          238,599
                                                                                                   ------------
               DEPARTMENT STORES (0.1%)
         275   May Department Stores Co., Inc.                              5.95      11/01/08          281,238
                                                                                                   ------------
               DRUGSTORE CHAINS (0.1%)
         455   CVS Corp.                                                   5.625      03/15/06          455,550
                                                                                                   ------------
               ELECTRIC UTILITIES (0.6%)
         195   Ameren Corp.                                                4.263      05/15/07          192,270
         210   Arizona Public Service Co.                                   5.80      06/30/14          216,796
          50   Arizona Public Service Co.                                   6.75      11/15/06           50,667
         185   Carolina Power & Light Co.                                  5.125      09/15/13          184,799
         225   CC Funding Trust I                                           6.90      02/16/07          229,389
          90   Cincinnati Gas & Electric Co.                                5.70      09/15/12           92,504
          95   Consolidated Natural Gas Co.                                 5.00      12/01/14           92,330
         170   Consolidated Natural Gas Co. (Series C)                      6.25      11/01/11          178,236
         125   Consumers Energy Co.                                         4.80      02/17/09          123,459
          55   Detroit Edison Co. (The)                                    6.125      10/01/10           57,431
          85   Entergy Gulf States, Inc.                                    3.60      06/01/08           81,784
         130   Entergy Gulf States, Inc.                                    4.81+     12/01/09          126,954

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE          VALUE
---------------------------------------------------------------------------------------------------------------
$        110   Exelon Corp.                                                 6.75%     05/01/11     $    117,239
         260   FPL Group Capital Inc.                                       3.25      04/11/06          258,993
          95   Pacific Gas & Electric Co.                                   6.05      03/01/34           98,658
          45   Panhandle Eastern Pipe Line Co. (Series B)                   2.75      03/15/07           43,770
         125   Public Service  Electric & Gas Co. (Series MTNB)             5.00      01/01/13          123,759
          85   Texas Eastern Transmission, LP                               7.00      07/15/32           99,434
          75   Wisconsin Electric Power Co.                                 3.50      12/01/07           73,063
                                                                                                   ------------
                                                                                                      2,441,535
                                                                                                   ------------
               ELECTRICAL PRODUCTS (0.1%)
         215   Cooper Industries Inc.                                       5.25      07/01/07          215,990
         105   Cooper Industries Inc. - 144A**                              5.25      11/15/12          105,757
                                                                                                   ------------
                                                                                                        321,747
                                                                                                   ------------
               ELECTRONICS/APPLIANCES (0.0%)
         110   LG Electronics Inc. - 144A** (South Korea)                   5.00      06/17/10          107,822
                                                                                                   ------------
               FINANCE/RENTAL/LEASING (0.5%)
         150   CIT Group, Inc.                                             2.875      09/29/06          147,943
         125   CIT Group, Inc.                                              4.75      08/15/08          124,600
         260   Countrywide Home Loans, Inc. (Series MTN)                    3.25      05/21/08          249,811
         255   MBNA Corp.                                                   4.72+     05/05/08          257,020
         175   MBNA Corp.                                                  6.125      03/01/13          185,842
         260   Nationwide Building Society - 144A**
                (United Kingdom)                                            4.25      02/01/10          253,587
         375   Residential Capital Corp.                                   6.375      06/30/10          381,411
         170   SLM Corp.                                                    4.00      01/15/10          163,636
         195   SLM Corp. (Series MTNA)                                      5.00      10/01/13          193,038
                                                                                                   ------------
                                                                                                      1,956,888
                                                                                                   ------------
               FINANCIAL CONGLOMERATES (0.4%)
         360   Chase Manhattan Corp.                                        6.00      02/15/09          370,021
         270   Citigroup Inc.                                              5.625      08/27/12          278,676
         125   Citigroup Inc.                                               5.75      05/10/06          125,458
         205   Citigroup Inc.                                               6.00      02/21/12          215,432
         125   General Electric Capital Corp. (Series MTNA)                 4.25      12/01/10          122,147
         290   General Electric Capital Corp. (Series MTNA)                 6.75      03/15/32          341,548
                                                                                                   ------------
                                                                                                      1,453,282
                                                                                                   ------------
               FOOD RETAIL (0.1%)
         235   Kroger Co.                                                   7.50      04/01/31          263,134
          70   Safeway Inc.                                                 7.25      02/01/31           75,762
                                                                                                   ------------
                                                                                                        338,896
                                                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE          VALUE
---------------------------------------------------------------------------------------------------------------
               FOOD: MAJOR DIVERSIFIED (0.0%)
$        105   Heinz (H.J.) Co. - 144A**                                   6.428%     12/01/08     $    107,934
                                                                                                   ------------
               FOOD: MEAT/FISH/DAIRY (0.0%)
          55   ConAgra Foods, Inc.                                          7.00      10/01/28           59,929
          30   Conagra, Inc.                                                8.25      09/15/30           37,164
                                                                                                   ------------
                                                                                                         97,093
                                                                                                   ------------
               GAS DISTRIBUTORS (0.1%)
         130   NiSource Finance Corp.                                       4.95+     11/23/09          130,545
          31   Ras Laffan Liquid Natural Gas Co. Ltd. - 144A**
                (Qatar)                                                    7.628      09/15/06           31,397
         135   Ras Laffan Liquid Natural Gas Co. Ltd. - 144A**
                (Qatar)                                                    8.294      03/15/14          156,349
         125   Sempra Energy                                               4.621      05/17/07          124,155
                                                                                                   ------------
                                                                                                        442,446
                                                                                                   ------------
               HOME FURNISHINGS (0.0%)
         115   Mohawk Industries, Inc. (Series D)                           7.20      04/15/12          126,908
                                                                                                   ------------
               HOTELS/RESORTS/CRUISELINES (0.0%)
         170   Hyatt Equities LLC - 144A**                                 6.875      06/15/07          173,506
                                                                                                   ------------
               HOUSEHOLD/PERSONAL CARE (0.1%)
         240   Clorox Co. (The)                                            4.614+     12/14/07          240,565
                                                                                                   ------------
               INDUSTRIAL CONGLOMERATES (0.0%)
         135   Textron Financial Corp.                                      4.13      03/03/08          132,991
                                                                                                   ------------
               INSURANCE BROKERS/SERVICES (0.2%)
         375   Farmers Exchange Capital - 144A**                            7.05      07/15/28          397,785
         315   Marsh & McLennan Companies, Inc.                            5.375      07/15/14          310,554
                                                                                                   ------------
                                                                                                        708,339
                                                                                                   ------------
               INVESTMENT BANKS/BROKERS (0.1%)
          30   Goldman Sachs Group Inc. (The)                               5.25      10/15/13           30,040
         210   Goldman Sachs Group Inc. (The)                               6.60      01/15/12          225,861
                                                                                                   ------------
                                                                                                        255,901
                                                                                                   ------------
               MAJOR BANKS (0.1%)
          75   Bank of New York Co., Inc. (The)                             5.20      07/01/07           75,399
         115   HSBC Finance Corp.                                           6.75      05/15/11          123,554
                                                                                                   ------------
                                                                                                        198,953
                                                                                                   ------------
               MAJOR TELECOMMUNICATIONS (0.3%)
         215   Deutsche Telekom International Finance
                Corp. BV (Netherlands)                                      8.75      06/15/30          274,268
         210   France Telecom S.A. (France)                                 8.50      03/01/31          281,047

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE          VALUE
---------------------------------------------------------------------------------------------------------------
$        125   SBC Communications, Inc.                                     6.15%     09/15/34     $    125,981
          60   Sprint Capital Corp.                                         8.75      03/15/32           79,866
         165   Telecom Italia Capital SpA (Luxembourg)                      4.00      01/15/10          157,297
         110   Telecom Italia Capital SpA (Luxembourg)                      4.00      11/15/08          106,748
                                                                                                   ------------
                                                                                                      1,025,207
                                                                                                   ------------
               MANAGED HEALTH CARE (0.1%)
         150   WellPoint Health Networks Inc.                              6.375      06/15/06          151,011
          40   WellPoint Inc. - 144A**                                      3.75      12/14/07           39,130
                                                                                                   ------------
                                                                                                        190,141
                                                                                                   ------------
               MEDICAL SPECIALTIES (0.1%)
         205   Baxter Finco BV - 144A** (Netherlands)                       4.75      10/15/10          202,386
                                                                                                   ------------
               MOTOR VEHICLES (0.0%)
         100   DaimlerChrysler North American Holdings Co.                  8.50      01/18/31          121,351
                                                                                                   ------------
               MULTI-LINE INSURANCE (0.4%)
         490   AIG Sun America Global Finance VI - 144A**                   6.30      05/10/11          521,146
         290   American General Finance Corp. (Series MTNF)                5.875      07/14/06          291,756
         325   AXA Financial Inc.                                           6.50      04/01/08          336,944
          25   Hartford Financial Services Group, Inc. (The)               2.375      06/01/06           24,760
          45   International Lease Finance Corp.                            3.75      08/01/07           44,198
         225   Two-Rock Pass Through - 144A** (Bahamas) ++                  5.27+     12/31/49          223,796
                                                                                                   ------------
                                                                                                      1,442,600
                                                                                                   ------------
               OIL & GAS PRODUCTION (0.1%)
         140   Pemex Project Funding Master Trust                          7.375      12/15/14          155,890
         185   Pemex Project Funding Master Trust                          8.625      02/01/22          228,475
          75   Pemex Project Funding Master Trust                          9.125      10/13/10           86,513
                                                                                                   ------------
                                                                                                        470,878
                                                                                                   ------------
               OTHER METALS/MINERALS (0.0%)
         160   Brascan Corp. (Canada)                                      7.125      06/15/12          174,656
                                                                                                   ------------
               PROPERTY - CASUALTY INSURERS (0.3%)
         300   Mantis Reef Ltd. - 144A** (Australia)                       4.692      11/14/08          294,953
         150   Platinum Underwriters Finance Holdings, Ltd.
                (Series B) (Bahamas)                                       6.371      11/16/07          150,554
         120   Platinum Underwriters Finance Inc. (Series B)                7.50      06/01/17          122,522
         210   St. Paul Travelers Companies, Inc. (The)                     5.01      08/16/07          209,982
         285   XLLIAC Global Funding - 144A**                               4.80      08/10/10          281,694
                                                                                                   ------------
                                                                                                      1,059,705
                                                                                                   ------------
               PUBLISHING: NEWSPAPERS (0.0%)
         135   Knight Ridder, Inc.                                          5.75      09/01/17          114,734
                                                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE          VALUE
---------------------------------------------------------------------------------------------------------------
               PULP & PAPER (0.0%)
$        140   Sappi Papier Holding AG - 144A** (Austria)                   6.75%     06/15/12     $    133,872
                                                                                                   ------------
               RAILROADS (0.2%)
         110   Burlington North Santa Fe Railway Co.                       4.575      01/15/21          106,171
         130   Burlington North Santa Fe Railway Co.                       6.125      03/15/09          134,552
         120   Norfolk Southern Corp.                                       7.35      05/15/07          123,874
          75   Union Pacific Corp.                                          6.65      01/15/11           79,975
         100   Union Pacific Corp. - 144A** (Series 2004-2)                5.214      09/30/14          100,054
          60   Union Pacific Corp. (Series MTNE)                            6.79      11/09/07           61,957
                                                                                                   ------------
                                                                                                        606,583
                                                                                                   ------------
               REAL ESTATE DEVELOPMENT (0.1%)
         494   World Financial Properties - 144A**
                (Series 1996 WFP- B)                                        6.91      09/01/13          518,654
                                                                                                   ------------
               REAL ESTATE INVESTMENT TRUSTS (0.1%)
         260   EOP Operating L.P.                                          6.763      06/15/07          265,495
                                                                                                   ------------
               REGIONAL BANKS (0.1%)
         300   Marshall & Ilsley Bank (Series BKNT)                         3.80      02/08/08          294,483
                                                                                                   ------------
               SAVINGS BANKS (0.2%)
         170   Household Finance Corp.                                     4.125      12/15/08          166,111
          95   Household Finance Corp.                                     5.875      02/01/09           97,155
          75   Household Finance Corp.                                     6.375      10/15/11           79,377
         100   Household Finance Corp.                                      6.40      06/17/08          103,222
         100   Sovereign Bank (Series CD)                                   4.00      02/01/08           98,085
         165   Washington Mutual Bank                                       5.50      01/15/13          167,819
         120   Washington Mutual Inc.                                       8.25      04/01/10          133,736
                                                                                                   ------------
                                                                                                        845,505
                                                                                                   ------------
               TRUCKS/CONSTRUCTION/FARM MACHINERY (0.1%)
          55   Caterpillar Financial Services Corp. (Series MTNF)          3.625      11/15/07           53,815
         220   Caterpillar Financial Services Corp. (Series MTNF)           4.44+     08/20/07          220,480
                                                                                                   ------------
                                                                                                        274,295
                                                                                                   ------------
               WIRELESS TELECOMMUNICATIONS (0.1%)
         195   Vodafone Group PLC (United Kingdom)                         4.611+     12/28/07          195,064
                                                                                                   ------------
               TOTAL CORPORATE BONDS
                (COST $20,509,178)                                                                   20,746,958
                                                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE          VALUE
---------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS (11.2%)
               U.S. Treasury Bonds
$      2,850                                                               6.125%      08/15/29    $  3,472,437
         500                                                               6.375       08/15/27         619,551
       2,875                                                               8.125       08/15/19       3,901,242
       3,250                                                               8.125       08/15/21       4,510,519
               U.S. Treasury Notes
       2,900                                                               3.125       05/17/07       2,850,723
       3,700                                                               3.375       02/15/08       3,624,990
      10,250                                                               3.625       05/15/13       9,779,546
       4,290                                                               3.875       02/15/13       4,159,460
         500                                                                4.00       11/15/12         489,395
       1,630   +++                                                          4.25       08/15/13       1,615,892
         450                                                                4.25       08/15/13         446,116
       5,500                                                                4.25       11/15/13       5,449,301
               U.S. Treasury Strips
       4,750                                                                0.00       02/15/25       1,965,075
       1,250                                                                0.00       02/15/27         473,469
         445                                                                0.00       02/15/25         183,410
                                                                                                   ------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
                (COST $42,436,780)                                                                   43,541,126
                                                                                                   ------------
               ASSET-BACKED SECURITIES (4.0%)
               FINANCE/RENTAL/LEASING
         500   American Express Credit Account Master
                Trust 2002-3 A                                              4.48+     12/15/09          501,014
         850   American Express Credit Account Master
                Trust 2003-3 A                                              4.48+     11/15/10          852,425
         700   American Express Credit Account Master
                Trust 2001-2 A                                              5.53      10/15/08          701,716
         175   Asset Backed Funding Certificates 2005-WF1 A2A               4.46+     01/25/35          175,016
         500   Banc of America Securities Auto Trust
                2005-WF1 A3                                                 3.99      08/18/09          494,241
          28   Capital Auto Receivables Asset Trust 2003-2 A3A              1.44      02/15/07           28,022
         350   Capital Auto Receivables Asset Trust 2003-3 A3B              4.45+     01/15/08          350,407
         500   Capital Auto Receivables Asset Trust 2005-1 A4               4.05      07/15/09          494,810
         425   Caterpillar Financial Asset Trust 2005-A A3                  3.90      02/25/09          420,103
         400   Chase Credit Card Master Trust 2001-4 A                      5.50      11/17/08          401,826
         200   CIT Equipment Collateral 2004-EF1 A3                         3.50      09/20/08          197,112
         325   CNH Equipment Trust 2005-A A3                                4.02      04/15/09          321,650
         375   Daimler Chrysler Auto Trust 2005-B A3                        4.04      09/08/09          371,047
         224   Equifirst Mortgage Loan Trust 2005-1 A1                      4.44+     04/25/35          223,678

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE          VALUE
---------------------------------------------------------------------------------------------------------------
$        325   Ford Credit Auto Owner Trust 2005-B A3                       4.17%     01/15/09     $    322,638
         400   GE Capital Credit Card Master Note Trust 2004-2 A            4.41+     09/15/10          400,531
         350   GE Dealer Floorplan Master Note Trust 2004-1 A               4.42      07/20/08          350,251
         200   Harley-Davidson Motorcycle Trust 2005-3 A2                   4.41      06/15/12          198,415
         600   Harley-Davidson Motorcycle Trust 2005-1 A2                   3.76      12/17/12          588,583
         350   Harley-Davidson Motorcycle Trust 2005-2 A2                   4.07      02/15/12          344,872
         300   Hertz Vehicle Financing LLC 2005-A2                          4.93      02/25/10          300,750
         250   Honda Auto Receivables Owner Trust 2005-2 A3                 3.93      01/15/09          247,239
         425   Honda Auto Receivables Owner Trust 2005-3 A3                 3.87      04/20/09          419,206
         400   Honda Auto Receivables Owner Trust 2005-6 A3                 4.85      10/19/09          400,666
         300   Hyundai Auto Receivables Trust 2005-A A3                     3.98      11/16/09          296,003
         575   MBNA Credit Card Master Note Trust 2003-A3 A3                4.49+     08/16/10          576,763
         525   Merrill Auto Trust Securitization 2005-1 A3                  4.10      08/25/09          519,302
         375   National City Auto Receivables Trust 2004-A A4               2.88      05/15/11          361,550
         550   Nissan Auto Receivables Owner Trust 2005-B A3                3.99      07/15/09          543,943
         303   Novastar Home Equity Loan 2005-1 A2A                         4.50+     06/25/35          303,370
          70   Residential Asset Securities Corp.
                2004-KS8 AI1                                                4.54+     10/25/22           69,692
         125   TXU Electric Delivery Transition Bond Co.
                LLC 2004-1 A2                                               4.81      11/17/14          123,876
         650   USAA Auto Owner Trust 2004-2 A-4                             3.58      02/15/11          637,527
         600   USAA Auto Owner Trust 2004-3 A3                              3.16      02/17/09          591,850
         375   USAA Auto Owner Trust 2005-1 A3                              3.90      07/15/09          370,937
         350   Volkswagen Auto Lease Trust 2005-A A3                        3.82      05/20/08          346,701
         350   Volkswagen Auto Loan Enhanced Trust 2005-1 A3                4.80      07/20/09          350,093
          64   Wachovia Auto Owner Trust 2004-B A2                          2.40      05/21/07           64,041
         200   Wachovia Auto Owner Trust 2004-B A3                          2.91      04/20/09          197,119
         250   Wachovia Auto Owner Trust 2005-A A3                          4.06      09/21/09          247,399
         400   Wachovia Auto Owner Trust 2005-B A3                          4.79      04/20/10          400,000
         200   World Omni Auto Receivables Trust 2004-A A3                  3.29      11/12/08          197,886
                                                                                                   ------------
               TOTAL ASSET-BACKED SECURITIES
                (COST $15,400,454)                                                                   15,304,270
                                                                                                   ------------
               U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES (1.7%)
         105   Federal Home Loan Mortgage Corp.                                      03/01/31 -         110,372
               Federal Home Loan Mortgage Corp. PC Gold                     7.50      04/01/31
           6                                                                6.50     05/01/29 -
                                                                                      12/01/31            6,110
          30                                                                7.50     01/01/30 -
                                                                                      08/01/32           31,090
         292                                                                8.00     01/01/30 -
                                                                                      12/01/30          311,495
               Federal National Mortgage Assoc.
           3                                                                6.50      11/01/29            3,316
       3,611                                                                7.00     10/01/27 -
                                                                                      11/01/35        3,768,553

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                             COUPON         MATURITY
 THOUSANDS                                                              RATE            DATE          VALUE
---------------------------------------------------------------------------------------------------------------
$        692                                                                7.50%    08/01/29 -
                                                                                      10/01/32    $     725,527
       1,053                                                                8.00     11/01/29 -
                                                                                      06/01/31        1,125,162
               Federal National Mortgage Assoc. ARM
         420                                                               4.099      07/01/33          421,299
                                                                                                  -------------
               TOTAL U.S. GOVERNMENT  AGENCY-MORTGAGE-BACKED SECURITIES
                (COST $6,491,583)                                                                     6,502,924
                                                                                                  -------------
               COLLATERALIZED MORTGAGE OBLIGATION (0.2%)
         538   Freddie Mac Whole Loan 2005-S001 2A2                         4.53+     09/25/45          537,675
       1,118   Federal National Mortgage Assoc. 2005-68 XI (IO)             6.00      08/25/35          337,856
                                                                                                  -------------
               COLLATERALIZED MORTGAGE OBLIGATIONS
                (COST $731,248)                                                                         875,531
                                                                                                  -------------
               FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
          90   United Mexican States (Mexico)                               8.38      01/14/11          102,825
         200   United Mexican States (Mexico) (Series MTN)                  8.30      08/15/31          257,500
         110   United Mexican States (Mexico) (Series MTNA)                 8.00      09/24/22          135,988
                                                                                                  -------------
               TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                (COST $447,110)                                                                         496,313
                                                                                                  -------------
               SHORT-TERM INVESTMENTS (a) (11.0%)
               U.S. GOVERNMENT AGENCIES & OBLIGATIONS
      42,300   Federal Home Loan Banks                                      3.40      01/03/06       42,292,010
         100   U.S. Treasury Bills ***                                      3.35      01/12/06           99,897
                                                                                                  -------------
               TOTAL SHORT-TERM INVESTMENTS
                (COST $42,391,907)                                                                   42,391,907
                                                                                                  -------------
               TOTAL INVESTMENTS
                (COST $321,011,201) (b) (c)                                                 99.8%   387,183,388
               OTHER ASSETS IN EXCESS OF LIABILITIES                                         0.2        758,537
                                                                                     -----------  -------------
               NET ASSETS                                                                  100.0% $ 387,941,925
                                                                                     ===========  =============

----------
  ADR  AMERICAN DEPOSITARY RECEIPT.
  ARM  ADJUSTABLE RATE MORTGAGE.
  IO   INTEREST ONLY SECURITY.
  PC   PARTICIPATION CERTIFICATE.
  *    NON-INCOME PRODUCING SECURITY.
  **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  *** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $10,490.
  ++   FOREIGN ISSUED SECURITY WITH PERPETUAL MATURITY.
  +    VARIABLE RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AT DECEMBER 31,
       2005.
  +++  SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS.

                        SEE NOTES TO FINANCIAL STATEMENTS

  (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
  (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $12,833,098 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS, BASIS AND OPEN FUTURES CONTRACTS.
  (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $322,051,630. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $71,261,976 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,130,218, RESULTING IN NET UNREALIZED APPRECIATION OF $65,131,758.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2005:

                                                                                             UNREALIZED
NUMBER OF                              DESCRIPTION/DELIVERY             UNDERLYING FACE     APPRECIATION
CONTRACTS        LONG/SHORT               MONTH, AND YEAR               AMOUNT AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
     18             Long      U.S. Treasury Notes 10 Year, March 2006   $     1,969,313    $       21,263
      3             Long      U.S. Treasury Bonds 20 Year, March 2006           342,563             7,804
     32             Short     U.S. Treasury Notes 5 Year, March 2006         (3,403,000)          (12,898)
     27             Short     U.S. Treasury Notes 2 Year, March 2006         (5,540,063)           (2,808)
                                                                                           --------------
        Net Unrealized Appreciation                                                        $       13,361
                                                                                           ==============

                                                                                             PERCENT
SUMMARY OF INVESTMENTS                                                                      OF MARKET
PORTFOLIO COMPOSITION*                                                                        VALUE
--------------------------------------------------------------------------------------------------------
Common Stocks                                                                                       66.5%
U.S. Government Agencies and Obligations                                                            12.9
Short-Term Investments                                                                              10.9
Corporate Bonds                                                                                      5.4
Asset-Backed Securities                                                                              4.0
Collateralized Mortgage Obligations                                                                  0.2
Foreign Government Obligations                                                                       0.1
                                                                                           -------------
TOTAL INVESTMENTS                                                                                  100.0%
                                                                                           =============

----------
  * DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $2,311,876 WITH UNREALIZED APPRECIATION OF $29,067 AND OUTSTANDING SHORT FUTURES WITH UNDERLYING FACE AMOUNT OF $8,943,063 WITH UNREALIZED DEPRECIATION OF $15,706.

                        SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been intentionally left blank.)

MORGAN STANLEY VARIABLE INVESTMENT SERIES
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                               MONEY          LIMITED         INCOME           HIGH
                                                               MARKET         DURATION         PLUS            YIELD
                                                           -------------   -------------   -------------   -------------
ASSETS:
Investments in securities, at value*                       $ 242,277,736   $ 166,817,977   $ 430,628,577   $  69,430,138
Investment in affiliates**                                            --       1,421,089              --              --
Cash                                                              10,572              --          80,896              --
Receivable for:
   Investments sold                                                   --         100,156              --              --
   Shares of beneficial interest sold                            639,614         143,775         864,947         123,931
   Dividends                                                          --              --              --              --
   Interest                                                      106,449       1,323,127       5,538,816       1,389,667
   Foreign withholding taxes reclaimed                                --              --              --              --
   Principal paydowns                                                 --          87,531              --              --
Unrealized appreciation on open forward foreign
  currency contracts                                                  --              --              --           4,598
Prepaid expenses and other assets                                  6,037          10,447          15,319          15,960
                                                           -------------   -------------   -------------   -------------
      TOTAL ASSETS                                           243,040,408     169,904,102     437,128,555      70,964,294
                                                           -------------   -------------   -------------   -------------
LIABILITIES:
Payable for:
   Investments purchased                                              --         418,074       3,361,832              --
   Shares of beneficial interest redeemed                        573,513         422,311         194,299          93,326
   Variation margin                                                   --           7,157          55,421              --
   Distribution fee (Class Y)                                     19,562          26,859          41,498           7,546
   Investment advisory fee                                        88,929          43,209         153,815          25,293
   Administration fee                                              9,881          11,522          29,298           4,818
   Transfer agent fee                                                500             500             500             500
Payable to bank                                                       --          42,563              --              --
Accrued expenses and other payables                               59,920          39,968          67,080          56,560
                                                           -------------   -------------   -------------   -------------
      TOTAL LIABILITIES                                          752,305       1,012,163       3,903,743         188,043
                                                           -------------   -------------   -------------   -------------
      NET ASSETS                                           $ 242,288,103   $ 168,891,939   $ 433,224,812   $  70,776,251
                                                           =============   =============   =============   =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                            $ 242,287,881   $ 179,988,903   $ 448,683,584   $ 389,171,205
Accumulated undistributed net investment income (loss)               222      (1,650,839)     (1,611,848)        290,279
Accumulated undistributed net realized gain (loss)                    --      (7,443,479)    (22,136,589)   (253,568,861)
Net unrealized appreciation (depreciation)                            --      (2,002,646)      8,289,665     (65,116,372)
                                                           -------------   -------------   -------------   -------------
      NET ASSETS                                           $ 242,288,103   $ 168,891,939   $ 433,224,812   $  70,776,251
                                                           =============   =============   =============   =============
      *COST                                                $ 242,277,736   $ 168,764,876   $ 422,679,035   $ 134,551,043
                                                           =============   =============   =============   =============
CLASS X SHARES:
Net Assets                                                 $ 144,352,260   $  42,872,032   $ 235,256,399   $  35,225,716
Shares Outstanding (unlimited authorized shares of
  $.01 par value)                                            144,352,120       4,495,524      22,435,178      30,935,206
      NET ASSET VALUE PER SHARE                            $        1.00   $        9.54   $       10.49   $        1.14
                                                           =============   =============   =============   =============
CLASS Y SHARES:
Net Assets                                                 $  97,935,843   $ 126,019,907   $ 197,968,413   $  35,550,535
Shares Outstanding (unlimited authorized shares of
  $.01 par value)                                             97,935,760      13,231,855      18,906,930      31,185,862
      NET ASSET VALUE PER SHARE                            $        1.00   $        9.52   $       10.47   $        1.14
                                                           =============   =============   =============   =============

----------
+    INCLUDES FOREIGN CURRENCY AT VALUE OF $54,732, WITH A COST OF $54,787.
**   COST OF $1,442,044, $1,100,000, $18,724,205 AND $6,784,205, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                              GLOBAL
                                                                              INCOME          DIVIDEND       DIVIDEND
                                                             UTILITIES        BUILDER          GROWTH         GROWTH
                                                           -------------   -------------   -------------   -------------
ASSETS:
Investments in securities, at value*                       $ 187,037,305   $  83,912,428   $ 702,742,645   $ 253,086,955
Investment in affiliates**                                            --       1,212,200      22,178,647              --
Cash                                                              27,774              --          41,219          65,024
Receivable for:
   Investments sold                                              720,824              --       1,233,522              --
   Shares of beneficial interest sold                             64,120          40,198         256,582          97,386
   Dividends                                                     414,278          86,327         565,138         395,777
   Interest                                                       53,964         379,181              --              --
   Foreign withholding taxes reclaimed                                --              --          31,210          64,379
   Principal paydowns                                                 --              --              --              --
Unrealized appreciation on open forward foreign
  currency contracts                                                  --              --              --              --
Prepaid expenses and other assets                                  6,648           4,320          18,978          10,882
                                                           -------------   -------------   -------------   -------------
      TOTAL ASSETS                                           188,324,913      85,634,654     727,067,941     253,720,403
                                                           -------------   -------------   -------------   -------------
LIABILITIES:
Payable for:
   Investments purchased                                         607,650              --              --              --
   Shares of beneficial interest redeemed                         68,431          57,829         753,654         870,290
   Variation margin                                                   --              --              --              --
   Distribution fee (Class Y)                                      7,121           9,824          31,000          15,282
   Investment advisory fee                                        92,198          49,281         290,985         144,998
   Administration fee                                             12,940           5,884          50,370          17,313
   Transfer agent fee                                                500             500             500             500
Payable to bank                                                       --              --              --              --
Accrued expenses and other payables                               55,576          32,026         105,271          73,774
                                                           -------------   -------------   -------------   -------------
      TOTAL LIABILITIES                                          844,416         155,344       1,231,780       1,122,157
                                                           -------------   -------------   -------------   -------------
      NET ASSETS                                           $ 187,480,497   $  85,479,310   $ 725,836,161   $ 252,598,246
                                                           =============   =============   =============   =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                            $ 120,381,094   $  77,293,497   $ 894,373,340   $ 188,855,990
Accumulated undistributed net investment income (loss)             4,791        (466,676)            870       4,649,934
Accumulated undistributed net realized gain (loss)            (4,340,851)       (661,673)   (352,208,449)      2,588,575
Net unrealized appreciation (depreciation)                    71,435,463       9,314,162     183,670,400      56,503,747
                                                           -------------   -------------   -------------   -------------
      NET ASSETS                                           $ 187,480,497   $  85,479,310   $ 725,836,161   $ 252,598,246
                                                           =============   =============   =============   =============
      *COST                                                $ 115,601,842   $  74,710,465   $ 522,526,687   $ 196,573,739
                                                           =============   =============   =============   =============
CLASS X SHARES:
Net Assets                                                 $ 154,412,524   $  39,561,796   $ 582,259,231   $ 181,475,105
Shares Outstanding (unlimited authorized shares of
  $.01 par value)                                              9,358,999       3,236,401      38,591,463      11,999,612
      NET ASSET VALUE PER SHARE                            $       16.50   $       12.22   $       15.09   $       15.12
                                                           =============   =============   =============   =============
CLASS Y SHARES:
Net Assets                                                 $  33,067,973   $  45,917,514   $ 143,576,930   $  71,123,141
Shares Outstanding (unlimited authorized shares of
  $.01 par value)                                              2,005,422       3,765,175       9,529,456       4,742,732
      NET ASSET VALUE PER SHARE                            $       16.49   $       12.20   $       15.07   $       15.00
                                                           =============   =============   =============   =============

                                                              EUROPEAN                        S&P 500
                                                               EQUITY          EQUITY          INDEX
                                                           -------------   -------------   -------------
ASSETS:
Investments in securities, at value*                       $ 184,318,222   $ 607,399,688   $ 267,136,701
Investment in affiliates**                                            --              --       9,184,017
Cash                                                             156,816+             --          30,620
Receivable for:
   Investments sold                                                   --       3,231,787          19,627
   Shares of beneficial interest sold                             41,124         124,792         105,971
   Dividends                                                     114,145         256,173         365,505
   Interest                                                           --             390              --
   Foreign withholding taxes reclaimed                           120,450              --              --
   Principal paydowns                                                 --              --              --
Unrealized appreciation on open forward foreign
  currency contracts                                                  --              --              --
Prepaid expenses and other assets                                 13,145          26,449          10,281
                                                           -------------   -------------   -------------
      TOTAL ASSETS                                           184,763,902     611,039,279     276,852,722
                                                           -------------   -------------   -------------
LIABILITIES:
Payable for:
   Investments purchased                                              --              --         163,103
   Shares of beneficial interest redeemed                        165,404       1,186,801          85,169
   Variation margin                                                   --              --          15,900
   Distribution fee (Class Y)                                      8,412          26,891          37,104
   Investment advisory fee                                       126,200         222,658          28,630
   Administration fee                                             12,617          42,411          19,087
   Transfer agent fee                                                500             500             500
Payable to bank                                                       --              --              --
Accrued expenses and other payables                               78,586          95,167          59,718
                                                           -------------   -------------   -------------
      TOTAL LIABILITIES                                          391,719       1,574,428         409,211
                                                           -------------   -------------   -------------
      NET ASSETS                                           $ 184,372,183   $ 609,464,851   $ 276,443,511
                                                           =============   =============   =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                            $ 180,643,427   $ 954,507,548   $ 272,721,043
Accumulated undistributed net investment income (loss)         3,102,097          (7,872)      4,034,510
Accumulated undistributed net realized gain (loss)           (39,036,816)   (503,251,920)    (38,654,852)
Net unrealized appreciation (depreciation)                    39,663,475     158,217,095      38,342,810
                                                           -------------   -------------   -------------
      NET ASSETS                                           $ 184,372,183   $ 609,464,851   $ 276,443,511
                                                           =============   =============   =============
      *COST                                                $ 144,642,043   $ 449,182,593   $ 231,157,148
                                                           =============   =============   =============
CLASS X SHARES:
Net Assets                                                 $ 144,968,534   $ 485,661,929   $ 103,899,438
Shares Outstanding (unlimited authorized shares of
  $.01 par value)                                              7,314,478      17,066,226       9,065,177
      NET ASSET VALUE PER SHARE                            $       19.82   $       28.46   $       11.46
                                                           =============   =============   =============
CLASS Y SHARES:
Net Assets                                                 $  39,403,649   $ 123,802,922   $ 172,544,073
Shares Outstanding (unlimited authorized shares of
  $.01 par value)                                              1,999,858       4,368,112      15,166,726
      NET ASSET VALUE PER SHARE                            $       19.70   $       28.34   $       11.38
                                                           =============   =============   =============

                                                               GLOBAL        AGGRESSIVE
                                                             ADVANTAGE         EQUITY       INFORMATION     STRATEGIST
                                                           -------------   -------------   -------------   -------------
ASSETS:
Investments in securities, at value*                       $  30,403,246   $  67,438,889   $  12,188,252   $ 383,651,536
Investment in affiliates**                                       303,947              --              --       3,531,852
Cash                                                             282,880+             --          31,162          25,693
Receivable for:
   Investments sold                                              730,251              --              --       3,069,504
   Shares of beneficial interest sold                             25,287           6,787           1,398         127,361
   Compensated forward foreign currency contracts                 12,448              --              --              --
   Dividends                                                      27,137          74,487             721         259,866
   Interest                                                          344             189              --         837,994
   Foreign withholding taxes reclaimed                            10,186              --              --              --
Unrealized appreciation on open foreign currency contracts           718              --              --              --
Prepaid expenses and other assets                                  7,283           9,363           5,212          14,608
                                                           -------------   -------------   -------------   -------------
      TOTAL ASSETS                                            31,803,727      67,529,715      12,226,745     391,518,414
                                                           -------------   -------------   -------------   -------------
LIABILITIES:
Payable for:
   Investments purchased                                       1,854,510              --              --       2,848,387
   Shares of beneficial interest redeemed                         15,301          35,574           5,646         461,028
   Compensated forward foreign currency contracts                 43,565              --              --              --
   Variation margin                                                   --              --              --              18
   Distribution fee (Class Y)                                      2,271           6,537           2,021          21,031
   Investment advisory fee                                        14,589          39,130           7,173         140,269
   Administration fee                                              2,047           4,672             856          26,718
   Transfer agent fee                                                500             500             500             500
Unrealized depreciation on open foreign currency contracts           334              --              --              --
Accrued expenses and other payables                               26,249          30,512          24,442          78,538
                                                           -------------   -------------   -------------   -------------
      TOTAL LIABILITIES                                        1,959,366         116,925          40,638       3,576,489
                                                           -------------   -------------   -------------   -------------
      NET ASSETS                                           $  29,844,361   $  67,412,790   $  12,186,107   $ 387,941,925
                                                           =============   =============   =============   =============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                            $  49,192,289   $  98,055,087   $  16,896,558   $ 293,509,461
Accumulated undistributed net investment income (loss)           167,483          (1,104)            (16)       (315,447)
Accumulated undistributed net realized gain (loss)           (22,442,523)    (45,332,473)     (5,391,394)     28,562,363
Net unrealized appreciation                                    2,927,112      14,691,280         680,959      66,185,548
                                                           -------------   -------------   -------------   -------------
      NET ASSETS                                           $  29,844,361   $  67,412,790   $  12,186,107   $ 387,941,925
                                                           =============   =============   =============   =============
      *COST                                                $  27,496,263   $  52,747,609   $  11,507,293   $ 319,504,984
                                                           =============   =============   =============   =============
CLASS X SHARES:
Net Assets                                                 $  19,226,577   $  37,129,800   $   3,020,996   $ 289,875,625
Shares Outstanding (unlimited authorized shares
  of $.01 par value)                                           2,207,199       2,696,989         604,809      18,057,593
      NET ASSET VALUE PER SHARE                            $        8.71   $       13.77   $        4.99   $       16.05
                                                           =============   =============   =============   =============
CLASS Y SHARES:
Net Assets                                                 $  10,617,784   $  30,282,990   $   9,165,111   $  98,066,300
Shares Outstanding (unlimited authorized shares
  of $.01 par value)                                           1,225,610       2,224,326       1,854,291       6,116,559
      NET ASSET VALUE PER SHARE                            $        8.66   $       13.61   $        4.94   $       16.03
                                                           =============   =============   =============   =============

----------
+    INCLUDES FOREIGN CURRENCY AT VALUE OF $66,124, WITH A COST OF $66,919.
**   COST OF $282,952 AND $1,506,217, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              MONEY           LIMITED         INCOME           HIGH
                                                              MARKET          DURATION         PLUS            YIELD
                                                           -------------   -------------   -------------   -------------
INVESTMENT INCOME:
INCOME
Interest                                                   $   8,273,766   $   6,284,805   $  23,700,948   $   5,914,350
Interest from affiliates                                              --          31,579         182,013              --
Dividends                                                             --              --              --         111,674
                                                           -------------   -------------   -------------   -------------
      TOTAL INCOME                                             8,273,766       6,316,384      23,882,961       6,026,024
                                                           -------------   -------------   -------------   -------------
EXPENSES
Investment advisory fee                                        1,130,196         523,373       1,884,972         329,677
Administration fee                                               125,934         139,566         359,042          62,796
Distribution fee (Class Y shares)                                232,788         316,915         460,017          94,553
Professional fees                                                 32,461          25,765          33,902         221,970
Custodian fees                                                    17,069          28,801          53,329          11,620
Shareholder reports and notices                                   35,835          35,207          41,320          35,837
Trustees' fees and expenses                                        2,592           2,357           6,390           1,087
Transfer agent fees and expenses                                     500             500             500             500
Other                                                             14,269          26,831          40,724          19,715
                                                           -------------   -------------   -------------   -------------
      TOTAL EXPENSES                                           1,591,644       1,099,315       2,880,196         777,755
                                                           -------------   -------------   -------------   -------------
      NET EXPENSES                                             1,591,644       1,099,315       2,880,196         777,755
                                                           -------------   -------------   -------------   -------------
      NET INVESTMENT INCOME                                    6,682,122       5,217,069      21,002,765       5,248,269
                                                           -------------   -------------   -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                           --        (583,158)     12,105,630     (15,897,268)
Futures contracts                                                     --         114,738         414,707              --
Foreign exchange transactions                                         --              --              --          24,574
                                                           -------------   -------------   -------------   -------------
        NET REALIZED GAIN (LOSS)                                      --        (468,420)     12,520,337     (15,872,694)
                                                           -------------   -------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                           --      (1,804,092)    (19,658,465)     11,780,846
Futures contracts                                                     --         (84,234)        465,497              --
Translation of forward foreign currency contracts, other
  assets and liabilities denominated in foreign currencies            --              --              --           4,534
                                                           -------------   -------------   -------------   -------------
        NET APPRECIATION (DEPRECIATION)                               --      (1,888,326)     (19,192,968)     11,785,380
                                                           -------------   -------------   -------------   -------------
        NET LOSS                                                      --      (2,356,746)      (6,672,631)     (4,087,314)
                                                           -------------   -------------   -------------   -------------
NET INCREASE                                               $   6,682,122   $   2,860,323   $  14,330,134   $   1,160,955
                                                           =============   =============   =============   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                                    GLOBAL
                                                                                INCOME           DIVIDEND          DIVIDEND
                                                             UTILITIES          BUILDER           GROWTH            GROWTH
                                                           -------------     -------------     -------------     -------------
INVESTMENT INCOME:
INCOME
Interest                                                   $     354,752     $   1,636,666     $     472,892     $     252,666
Interest from affiliates                                              --            28,050           825,844                --
Dividends                                                      5,584,147*        1,362,094*       13,416,309*        6,894,026*
                                                           -------------     -------------     -------------     -------------
      TOTAL INCOME                                             5,938,899         3,026,810        14,715,045         7,146,692
                                                           -------------     -------------     -------------     -------------
EXPENSES
Investment advisory fee                                        1,125,688           612,892         3,616,819         1,775,267
Administration fee                                               157,991            73,181           629,394           211,972
Distribution fee (Class Y shares)                                 83,218           118,215           351,735           173,614
Professional fees                                                 35,896            25,249            44,896            41,620
Custodian fees                                                    15,799            24,023            41,230            67,067
Shareholder reports and notices                                   32,508            23,752            81,835            47,509
Trustees' fees and expenses                                        2,644             1,164            11,677             3,606
Transfer agent fees and expenses                                     500               500               500               500
Other                                                             13,241             8,040            41,649            23,515
                                                           -------------     -------------     -------------     -------------
      TOTAL EXPENSES                                           1,467,485           887,016         4,819,735         2,344,670
                                                           -------------     -------------     -------------     -------------
Less: amounts waived/reimbursed                                       --                --                --                --
                                                           -------------     -------------     -------------     -------------
      NET EXPENSES                                             1,467,485           887,016         4,819,735         2,344,670
                                                           -------------     -------------     -------------     -------------
      NET INVESTMENT INCOME (LOSS)                             4,471,414         2,139,794         9,895,310         4,802,022
                                                           -------------     -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                   27,792,726         7,726,364        74,155,589        15,957,400
Futures contracts                                                     --                --                --                --
Foreign exchange transactions                                         --                --                --          (148,613)
                                                           -------------     -------------     -------------     -------------
        NET REALIZED GAIN (LOSS)                              27,792,726         7,726,364        74,155,589        15,808,787
                                                           -------------     -------------     -------------     -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                   (5,137,320)       (3,879,798)      (44,392,543)       (4,888,508)
Futures contracts                                                     --                --                --                --
Translation of forward foreign currency contracts, other
  assets and liabilities denominated in foreign currencies            --                --                --           (34,470)
                                                           -------------     -------------     -------------     -------------
        NET APPRECIATION (DEPRECIATION)                       (5,137,320)       (3,879,798)      (44,392,543)       (4,922,978)
                                                           -------------     -------------     -------------     -------------
        NET GAIN (LOSS)                                       22,655,406         3,846,566        29,763,046        10,885,809
                                                           -------------     -------------     -------------     -------------
NET INCREASE (DECREASE)                                    $  27,126,820     $   5,986,360     $  39,658,356     $  15,687,831
                                                           =============     =============     =============     =============

----------
*    NET OF $6,869, $25,649, $29,448, $389,573, $576,614, $47,254, $37,923,
     $2,572, $489 AND $54,197 FOREIGN WITHHOLDING TAX, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              EUROPEAN                             S&P 500          GLOBAL
                                                               EQUITY            EQUITY             INDEX          ADVANTAGE
                                                           -------------     -------------     -------------     -------------
INVESTMENT INCOME:
INCOME
Interest                                                   $      52,221     $     492,124     $     116,139     $       9,899
Interest from affiliates                                              --                             290,153             6,894
Dividends                                                      5,064,379*        2,771,434*        4,839,787           613,844*
                                                           -------------     -------------     -------------     -------------
      TOTAL INCOME                                             5,116,600         3,263,558         5,246,079           630,637
                                                           -------------     -------------     -------------     -------------
EXPENSES
Investment advisory fee                                        1,698,528         2,508,138           335,900           178,443
Administration fee                                               156,187           477,741           223,933            25,045
Distribution fee (Class Y shares)                                 99,511           285,883           412,543            26,395
Professional fees                                                 43,776            44,752            33,410            23,753
Custodian fees                                                   101,800            34,556            85,030            26,439
Shareholder reports and notices                                   41,866            75,039            50,561            21,378
Trustees' fees and expenses                                        2,723             8,662             4,227               388
Transfer agent fees and expenses                                     500               500               500               500
Other                                                             20,135            32,124            43,433            10,898
                                                           -------------     -------------     -------------     -------------
      TOTAL EXPENSES                                           2,165,026         3,467,395         1,189,537           313,239
                                                           -------------     -------------     -------------     -------------
Less: amounts waived/reimbursed                                  (66,509)               --                --                --
                                                           -------------     -------------     -------------     -------------
      NET EXPENSES                                             2,098,517         3,467,395         1,189,537           313,239
                                                           -------------     -------------     -------------     -------------
      NET INVESTMENT INCOME (LOSS)                             3,018,083          (203,837)        4,056,542           317,398
                                                           -------------     -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                   23,556,545        41,261,475       (13,495,799)        2,091,303
Futures contracts                                                     --                --           275,668                --
Foreign exchange transactions                                     85,881                --                --          (154,039)
                                                           -------------     -------------     -------------     -------------
        NET REALIZED GAIN (LOSS)                              23,642,426        41,261,475       (13,220,131)        1,937,264
                                                           -------------     -------------     -------------     -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                  (11,495,708)       56,144,603        21,193,595          (501,810)
Futures contracts                                                     --                --          (187,336)               --
Translation of forward foreign currency contracts, other
  assets and liabilities denominated in foreign currencies       (55,626)               --                --           114,729
                                                           -------------     -------------     -------------     -------------
        NET APPRECIATION (DEPRECIATION)                      (11,551,334)       56,144,603        21,006,259          (387,081)
                                                           -------------     -------------     -------------     -------------
        NET GAIN (LOSS)                                       12,091,092        97,406,078         7,786,128         1,550,183
                                                           -------------     -------------     -------------     -------------
NET INCREASE (DECREASE)                                    $  15,109,175     $  97,202,241     $  11,842,670     $   1,867,581
                                                           =============     =============     =============     =============

                                                            AGGRESSIVE
                                                              EQUITY          INFORMATION       STRATEGIST
                                                           -------------     -------------     -------------
INVESTMENT INCOME:
INCOME
Interest                                                   $      24,949     $       8,889     $   5,235,088
Interest from affiliates                                              --                --            89,538
Dividends                                                        331,714*           50,415*        4,386,941*
                                                           -------------     -------------     -------------
      TOTAL INCOME                                               356,663            59,304         9,711,567
                                                           -------------     -------------     -------------
EXPENSES
Investment advisory fee                                          418,718            91,536         1,716,146
Administration fee                                                49,996            10,930           326,885
Distribution fee (Class Y shares)                                 68,111            25,327           243,793
Professional fees                                                 28,002            26,893            37,161
Custodian fees                                                    11,225            11,892            42,920
Shareholder reports and notices                                   25,352            17,242            42,446
Trustees' fees and expenses                                          829               124             5,751
Transfer agent fees and expenses                                     500               500               500
Other                                                              5,206             3,023            32,020
                                                           -------------     -------------     -------------
      TOTAL EXPENSES                                             607,939           187,467         2,447,622
                                                           -------------     -------------     -------------
Less: amounts waived/reimbursed                                       --                --                --
                                                           -------------     -------------     -------------
      NET EXPENSES                                               607,939           187,467         2,447,622
                                                           -------------     -------------     -------------
      NET INVESTMENT INCOME (LOSS)                              (251,276)         (128,163)        7,263,945
                                                           -------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                    8,161,466         1,774,667        30,050,674
Futures contracts                                                     --                --            37,764
Foreign exchange transactions                                         --               (58)               --
                                                           -------------     -------------     -------------
        NET REALIZED GAIN (LOSS)                               8,161,466         1,774,609        30,088,438
                                                           -------------     -------------     -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                    4,920,951        (1,873,416)       (5,715,082)
Futures contracts                                                     --                --               594
Translation of forward foreign currency contracts, other
  assets and liabilities denominated in foreign currencies            --                --                --
                                                           -------------     -------------     -------------
        NET APPRECIATION (DEPRECIATION)                        4,920,951        (1,873,416)       (5,714,488)
                                                           -------------     -------------     -------------
        NET GAIN (LOSS)                                       13,082,417           (98,807)       24,373,950
                                                           -------------     -------------     -------------
NET INCREASE (DECREASE)                                    $  12,831,141     $    (226,970)    $  31,637,895
                                                           =============     =============     =============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   MONEY MARKET                    LIMITED DURATION
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2005             2004              2005             2004
                                                          -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $   6,682,122    $   2,250,306    $   5,217,069    $   4,876,672
Net realized gain (loss)                                             --               --         (468,420)      (1,020,451)
Net change in unrealized appreciation/depreciation                   --               --       (1,888,326)      (1,626,595)
                                                          -------------    -------------    -------------    -------------
      NET INCREASE                                            6,682,122        2,250,306        2,860,323        2,229,626
                                                          -------------    -------------    -------------    -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class X Shares                                               (4,328,127)      (1,713,991)      (1,854,147)      (2,415,061)
Class Y Shares                                               (2,353,861)        (536,468)      (4,660,246)      (5,031,244)
                                                          -------------    -------------    -------------    -------------
      TOTAL DIVIDENDS                                        (6,681,988)      (2,250,459)      (6,514,393)      (7,446,305)
                                                          -------------    -------------    -------------    -------------
Net decrease from transactions in shares of
  beneficial interest                                       (26,228,771)     (77,069,431)      (6,001,684)      (6,428,141)
                                                          -------------    -------------    -------------    -------------
      TOTAL DECREASE                                        (26,228,637)     (77,069,584)      (9,655,754)     (11,644,820)
NET ASSETS:
Beginning of period                                         268,516,740      345,586,324      178,547,693      190,192,513
                                                          -------------    -------------    -------------    -------------
END OF PERIOD                                             $ 242,288,103    $ 268,516,740    $ 168,891,939    $ 178,547,693
                                                          =============    =============    =============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS)                                                 $         222    $          88    $  (1,650,839)   $  (1,404,616)
                                                          =============    =============    =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    INCOME PLUS                       HIGH YIELD
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2005             2004             2005             2004
                                                          -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $  21,002,765    $  24,572,043    $   5,248,269    $   6,650,548
Net realized gain (loss)                                     12,520,337        4,539,039      (15,872,694)     (23,213,309)
Net change in unrealized appreciation/depreciation          (19,192,968)      (5,101,089)      11,785,380       25,141,012
                                                          -------------    -------------    -------------    -------------
      NET INCREASE                                           14,330,134       24,009,993        1,160,955        8,578,251
                                                          -------------    -------------    -------------    -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class X Shares                                              (13,561,436)     (17,981,590)      (2,938,838)      (3,915,838)
Class Y Shares                                               (9,072,366)      (8,324,916)      (2,642,462)      (2,808,283)
                                                          -------------    -------------    -------------    -------------
      TOTAL DIVIDENDS                                       (22,633,802)     (26,306,506)      (5,581,300)      (6,724,121)
                                                          -------------    -------------    -------------    -------------
Net decrease from transactions in shares of
  beneficial interest                                       (30,770,936)     (29,588,916)     (13,340,144)      (4,785,721)
                                                          -------------    -------------    -------------    -------------
      TOTAL DECREASE                                        (39,074,604)     (31,885,429)     (17,760,489)      (2,931,591)
NET ASSETS:
Beginning of period                                         472,299,416      504,184,845       88,536,740       91,468,331
                                                          -------------    -------------    -------------    -------------
END OF PERIOD                                             $ 433,224,812    $ 472,299,416    $  70,776,251    $  88,536,740
                                                          =============    =============    =============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS)                                                 $  (1,611,848)   $  (2,414,252)   $     290,279    $     301,927
                                                          =============    =============    =============    =============

                                                                     UTILITIES
                                                          ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                               2005            2004
                                                          -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $   4,471,414    $   4,909,797
Net realized gain (loss)                                     27,792,726        9,357,798
Net change in unrealized appreciation/depreciation           (5,137,320)      21,441,584
                                                          -------------    -------------
      NET INCREASE                                           27,126,820       35,709,179
                                                          -------------    -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class X Shares                                               (3,771,455)      (4,273,816)
Class Y Shares                                                 (694,016)        (654,117)
                                                          -------------    -------------
      TOTAL DIVIDENDS                                        (4,465,471)      (4,927,933)
                                                          -------------    -------------
Net decrease from transactions in shares of
  beneficial interest                                       (33,617,391)     (33,468,158)
                                                          -------------    -------------
      TOTAL DECREASE                                        (10,956,042)      (2,686,912)
NET ASSETS:
Beginning of period                                         198,436,539      201,123,451
                                                          -------------    -------------
END OF PERIOD                                             $ 187,480,497    $ 198,436,539
                                                          =============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS)                                                 $       4,791    $     (12,051)
                                                          =============    =============

                                                                  INCOME BUILDER                  DIVIDEND GROWTH
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2005             2004             2005             2004
                                                          -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                              $   2,139,794    $   2,827,123    $   9,895,310    $  14,318,310
Net realized gain (loss)                                      7,726,364        3,742,506       74,155,589       63,450,866
Net change in unrealized appreciation/depreciation           (3,879,798)       3,159,772      (44,392,543)      (7,427,592)
                                                          -------------    -------------    -------------    -------------
      NET INCREASE                                            5,986,360        9,729,401       39,658,356       70,341,584
                                                          -------------    -------------    -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class X Shares                                            (1,168,913)      (1,825,001)      (8,350,791)     (12,469,448)
   Class Y Shares                                            (1,161,891)      (1,617,524)      (1,526,671)      (1,855,979)
Net realized gain
   Class X Shares                                                    --               --               --               --
   Class Y Shares                                                    --               --               --               --
                                                          -------------    -------------    -------------    -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS                      (2,330,804)      (3,442,525)      (9,877,462)     (14,325,427)
                                                          -------------    -------------    -------------    -------------
Net decrease from transactions in shares of
  beneficial interest                                       (15,794,785)      (3,001,050)    (181,522,284)    (161,922,253)
                                                          -------------    -------------    -------------    -------------
      TOTAL INCREASE (DECREASE)                             (12,139,229)       3,285,826     (151,741,390)    (105,906,096)
NET ASSETS:
Beginning of period                                          97,618,539       94,332,713      877,577,551      983,483,647
                                                          -------------    -------------    -------------    -------------
END OF PERIOD                                             $  85,479,310    $  97,618,539    $ 725,836,161    $ 877,577,551
                                                          =============    =============    =============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS)                                                 $    (466,676)   $    (359,314)   $         870    $      (5,046)
                                                          =============    =============    =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               GLOBAL DIVIDEND GROWTH               EUROPEAN EQUITY
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2005             2004             2005             2004
                                                          -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                              $   4,802,022    $   4,157,479    $   3,018,083    $   2,609,184
Net realized gain (loss)                                     15,808,787       18,814,334       23,642,426       23,826,831
Net change in unrealized appreciation/depreciation           (4,922,978)      14,496,215      (11,551,334)      (1,474,269)
                                                          -------------    -------------    -------------    -------------
      NET INCREASE                                           15,687,831       37,468,028       15,109,175       24,961,746
                                                          -------------    -------------    -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class X Shares                                            (3,212,516)      (3,177,112)      (1,892,105)      (2,109,600)
   Class Y Shares                                            (1,016,465)        (789,377)        (395,805)        (387,332)
Net realized gain
   Class X Shares                                                    --               --               --               --
   Class Y Shares                                                    --               --               --               --
                                                          -------------    -------------    -------------    -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS                      (4,228,981)      (3,966,489)      (2,287,910)      (2,496,932)
                                                          -------------    -------------    -------------    -------------
Net decrease from transactions in shares of
  beneficial interest                                       (40,218,030)     (21,638,972)     (49,465,088)     (36,440,609)
                                                          -------------    -------------    -------------    -------------
      TOTAL INCREASE (DECREASE)                             (28,759,180)      11,862,567      (36,643,823)     (13,975,795)
NET ASSETS:
Beginning of period                                         281,357,426      269,494,859      221,016,006      234,991,801
                                                          -------------    -------------    -------------    -------------
END OF PERIOD                                             $ 252,598,246    $ 281,357,426    $ 184,372,183    $ 221,016,006
                                                          =============    =============    =============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS)                                                 $   4,649,934    $   4,225,506    $   3,102,097    $   2,286,043
                                                          =============    =============    =============    =============

                                                                      EQUITY
                                                          ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                               2005            2004
                                                          -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                              $    (203,837)   $   2,481,521
Net realized gain (loss)                                     41,261,475       53,801,550
Net change in unrealized appreciation/depreciation           56,144,603       11,361,803
                                                          -------------    -------------
      NET INCREASE                                           97,202,241       67,644,874
                                                          -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class X Shares                                                    --       (2,254,627)
   Class Y Shares                                                    --         (228,122)
Net realized gain
   Class X Shares                                                    --          (55,240)
   Class Y Shares                                                    --          (11,990)
                                                          -------------    -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS                              --       (2,549,979)
                                                          -------------    -------------
Net decrease from transactions in shares of
  beneficial interest                                      (140,564,177)    (128,695,663)
                                                          -------------    -------------
      TOTAL INCREASE (DECREASE)                             (43,361,936)     (63,600,768)
NET ASSETS:
Beginning of period                                         652,826,787      716,427,555
                                                          -------------    -------------
END OF PERIOD                                             $ 609,464,851    $ 652,826,787
                                                          =============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS)                                                 $      (7,872)   $      (7,192)
                                                          =============    =============

                                                                   S&P 500 INDEX                    GLOBAL ADVANTAGE
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2005             2004             2005             2004
                                                          -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                              $   4,056,542    $   4,327,549    $     317,398    $     247,195
Net realized gain (loss)                                    (13,220,131)      (3,798,059)       1,937,264        3,329,807
Net change in unrealized appreciation/depreciation           21,006,259       27,016,342         (387,081)         317,208
                                                          -------------    -------------    -------------    -------------
      NET INCREASE (DECREASE)                                11,842,670       27,545,832        1,867,581        3,894,210
                                                          -------------    -------------    -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class X Shares                                            (1,907,197)      (1,276,097)         (59,993)        (106,256)
   Class Y Shares                                            (2,393,740)      (1,201,805)          (5,014)         (30,070)
Net realized gain
   Class X Shares                                                    --               --               --               --
   Class Y Shares                                                    --               --               --               --
                                                          -------------    -------------    -------------    -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS                      (4,300,937)      (2,477,902)         (65,007)        (136,326)
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) from transactions in shares of
  beneficial interest                                       (28,127,212)       3,050,041       (6,610,422)      (4,011,668)
                                                          -------------    -------------    -------------    -------------
      TOTAL INCREASE (DECREASE)                             (20,585,479)      28,117,971       (4,807,848)        (253,784)
NET ASSETS:
Beginning of period                                         297,028,990      268,911,019       34,652,209       34,905,993
                                                          -------------    -------------    -------------    -------------
END OF PERIOD                                             $ 276,443,511    $ 297,028,990    $  29,844,361    $  34,652,209
                                                          =============    =============    =============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS)                                                 $   4,034,510    $   4,309,773    $     167,483    $      67,686
                                                          =============    =============    =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                 AGGRESSIVE EQUITY                    INFORMATION
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2005             2004             2005             2004
                                                          -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                              $    (251,276)   $    (168,837)   $    (128,163)   $     (63,466)
Net realized gain (loss)                                      8,161,466        9,048,347        1,774,609          472,593
Net change in unrealized appreciation/depreciation            4,920,951       (1,271,526)      (1,873,416)        (125,200)
                                                          -------------    -------------    -------------    -------------
      NET INCREASE (DECREASE)                                12,831,141        7,607,984         (226,970)         283,927
                                                          -------------    -------------    -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class X Shares                                                    --           (4,053)              --               --
   Class Y Shares                                                    --               --               --               --
Net realized gain
   Class X Shares                                                    --               --               --               --
   Class Y Shares                                                    --               --               --               --
                                                          -------------    -------------    -------------    -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS                              --           (4,053)              --               --
                                                          -------------    -------------    -------------    -------------
Net increase (decrease) from transactions in shares of
  beneficial interest                                       (11,558,651)     (10,346,386)      (4,970,098)      (1,379,059)
                                                          -------------    -------------    -------------    -------------
      TOTAL INCREASE (DECREASE)                               1,272,490       (2,742,455)      (5,197,068)      (1,095,132)
NET ASSETS:
Beginning of period                                          66,140,300       68,882,755       17,383,175       18,478,307
                                                          -------------    -------------    -------------    -------------
END OF PERIOD                                             $  67,412,790    $  66,140,300    $  12,186,107    $  17,383,175
                                                          =============    =============    =============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS)                                                 $      (1,104)   $         357    $         (16)   $         (26)
                                                          =============    =============    =============    =============

                                                                   STRATEGIST
                                                          ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                               2005            2004
                                                          -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                              $   7,263,945    $   7,861,763
Net realized gain (loss)                                     30,088,438       52,305,382
Net change in unrealized appreciation/depreciation           (5,714,488)     (16,595,347)
                                                          -------------    -------------
      NET INCREASE (DECREASE)                                31,637,895       43,571,798
                                                          -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class X Shares                                            (6,055,946)      (6,959,864)
   Class Y Shares                                            (1,698,757)      (1,638,766)
Net realized gain
   Class X Shares                                           (27,439,402)         (43,203)
   Class Y Shares                                            (8,632,691)         (10,173)
                                                          -------------    -------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS                     (43,826,796)      (8,652,006)
                                                          -------------    -------------
Net increase (decrease) from transactions in shares of
  beneficial interest                                       (44,249,741)     (68,830,403)
                                                          -------------    -------------
      TOTAL INCREASE (DECREASE)                             (56,438,642)     (33,910,611)
NET ASSETS:
Beginning of period                                         444,380,567      478,291,178
                                                          -------------    -------------
END OF PERIOD                                             $ 387,941,925    $ 444,380,567
                                                          =============    =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
   (LOSS)                                                 $    (315,447)   $    (558,607)
                                                          =============    =============

SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                                                   MONEY MARKET                    LIMITED DURATION
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2005             2004             2005             2004
                                                          -------------    -------------    -------------    -------------
CLASS X SHARES
SHARES
Sold                                                        248,779,404      393,599,095        1,375,764        2,897,615
Reinvestment of dividends                                     4,328,127        1,713,991          192,830          244,877
Redeemed                                                   (287,355,141)    (468,491,675)      (2,493,195)      (4,170,692)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                      (34,247,610)     (73,178,589)        (924,601)      (1,028,200)
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $ 248,779,404    $ 393,599,095    $  13,268,966    $  28,751,340
Reinvestment of dividends                                     4,328,127        1,713,991        1,854,147        2,415,061
Redeemed                                                   (287,355,141)    (468,491,675)     (24,038,563)     (41,333,887)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                    $ (34,247,610)   $ (73,178,589)   $  (8,915,450)   $ (10,167,486)
                                                          =============    =============    =============    =============
CLASS Y SHARES
SHARES
Sold                                                         92,195,390      101,822,604        3,904,285        4,104,281
Reinvestment of dividends                                     2,353,861          536,468          485,479          510,966
Redeemed                                                    (86,530,412)    (106,249,914)      (4,088,244)      (4,243,335)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                             8,018,839       (3,890,842)         301,520          371,912
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $  92,195,390    $ 101,822,604    $  37,530,317    $  40,571,128
Reinvestment of dividends                                     2,353,861          536,468        4,660,246        5,031,244
Redeemed                                                    (86,530,412)    (106,249,914)     (39,276,797)     (41,863,027)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                         $   8,018,839    $  (3,890,842)   $   2,913,766    $   3,739,345
                                                          =============    =============    =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   INCOME PLUS                       HIGH YIELD
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                              2005             2004             2005             2004
                                                          -------------    -------------    -------------    -------------
CLASS X SHARES
SHARES
Sold                                                          4,705,113        6,339,005       13,496,739       20,351,555
Reinvestment of dividends                                     1,280,455        1,690,773        2,532,976        3,326,755
Redeemed                                                    (11,282,428)     (14,195,320)     (25,804,416)     (30,636,027)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                       (5,296,860)      (6,165,542)      (9,774,701)      (6,957,717)
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $  50,009,352    $  68,175,506    $  15,776,348    $  24,061,769
Reinvestment of dividends                                    13,561,436       17,981,590        2,938,838        3,915,838
Redeemed                                                   (119,766,664)    (151,775,569)     (30,174,500)     (36,202,065)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                    $ (56,195,876)   $ (65,618,473)   $ (11,459,314)   $  (8,224,458)
                                                          =============    =============    =============    =============
CLASS Y SHARES
SHARES
Sold                                                          8,294,112        6,059,037        3,906,738       10,578,269
Reinvestment of dividends                                       858,464          784,156        2,278,324        2,383,798
Redeemed                                                     (6,749,152)      (3,469,059)      (7,824,487)     (10,092,725)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                             2,403,424        3,374,134       (1,639,425)       2,869,342
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $  87,345,587    $  64,569,427    $   4,567,041    $  12,518,844
Reinvestment of dividends                                     9,072,366        8,324,916        2,642,462        2,808,283
Redeemed                                                    (70,993,013)     (36,864,786)      (9,090,333)     (11,888,390)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                         $  25,424,940    $  36,029,557    $  (1,880,830)   $   3,438,737
                                                          =============    =============    =============    =============

                                                                   UTILITIES
                                                          ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                               2005            2004
                                                          -------------    -------------
CLASS X SHARES
SHARES
Sold                                                          1,335,907          831,180
Reinvestment of dividends                                       233,505          320,048
Redeemed                                                     (3,624,937)      (3,713,526)
                                                          -------------    -------------
NET DECREASE - CLASS X                                       (2,055,525)      (2,562,298)
                                                          =============    =============
AMOUNT
Sold                                                      $  21,469,598    $  11,021,168
Reinvestment of dividends                                     3,771,455        4,273,816
Redeemed                                                    (57,867,442)     (48,645,585)
                                                          -------------    -------------
NET DECREASE - CLASS X                                    $ (32,626,389)   $ (33,350,601)
                                                          =============    =============
CLASS Y SHARES
SHARES
Sold                                                            470,184          340,027
Reinvestment of dividends                                        42,933           48,895
Redeemed                                                       (564,833)        (401,598)
                                                          -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                               (51,716)         (12,676)
                                                          =============    =============
AMOUNT
Sold                                                      $   7,317,741    $   4,493,355
Reinvestment of dividends                                       694,016          654,117
Redeemed                                                     (9,002,759)      (5,265,029)
                                                          -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                         $    (991,002)   $    (117,557)
                                                          =============    =============

                                                                  INCOME BUILDER                   DIVIDEND GROWTH
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2005             2004             2005             2004
                                                          -------------    -------------    -------------    -------------
CLASS X SHARES
SHARES
Sold                                                            629,177          794,935        4,008,324        3,736,535
Reinvestment of dividends and distributions                      98,176          161,416          575,026          891,212
Redeemed                                                     (1,676,474)      (1,497,979)     (16,961,611)     (17,393,738)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                         (949,121)        (541,628)     (12,378,261)     (12,765,991)
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $   7,494,743    $   8,898,223    $  58,096,231    $  51,539,866
Reinvestment of dividends and distributions                   1,168,913        1,825,001        8,350,791       12,469,448
Redeemed                                                    (19,992,904)     (16,742,836)    (245,771,557)    (238,665,966)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                    $ (11,329,248)   $  (6,019,612)   $(179,324,535)   $(174,656,652)
                                                          =============    =============    =============    =============
CLASS Y SHARES
SHARES
Sold                                                            582,980        1,108,132        1,726,250        2,291,289
Reinvestment of dividends and distributions                      97,773          143,262          105,128          132,372
Redeemed                                                     (1,056,647)        (985,119)      (1,971,609)      (1,492,305)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                              (375,894)         266,275         (140,231)         931,356
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $   6,854,269    $  12,416,695    $  24,773,295    $  31,327,046
Reinvestment of dividends and distributions                   1,161,891        1,617,524        1,526,671        1,855,979
Redeemed                                                    (12,481,697)     (11,015,657)     (28,497,715)     (20,448,626)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                         $  (4,465,537)   $   3,018,562    $  (2,197,749)   $  12,734,399
                                                          =============    =============    =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                  GLOBAL DIVIDEND GROWTH            EUROPEAN EQUITY
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2005             2004            2005              2004
                                                          -------------    -------------    -------------    -------------
CLASS X SHARES
SHARES
Sold                                                          1,618,860        2,247,506          958,531        1,231,129
Reinvestment of dividends and distributions                     228,486          240,690          106,537          129,265
Redeemed                                                     (4,639,595)      (5,084,949)      (3,423,101)      (3,657,001)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                       (2,792,249)      (2,596,753)      (2,358,033)      (2,296,607)
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $  23,506,784    $  29,630,871    $  17,855,271    $  20,601,080
Reinvestment of dividends and distributions                   3,212,516        3,177,112        1,892,105        2,109,600
Redeemed                                                    (67,321,070)     (66,984,704)     (63,569,633)     (60,650,325)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                    $ (40,601,770)   $ (34,176,721)   $ (43,822,257)   $ (37,939,645)
                                                          =============    =============    =============    =============
CLASS Y SHARES
SHARES
Sold                                                          1,031,618        1,501,824          159,375          723,533
Reinvestment of dividends and distributions                      72,813           60,212           22,400           23,836
Redeemed                                                     (1,069,507)        (601,676)        (486,799)        (659,317)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                                34,924          960,360         (305,024)          88,052
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $  14,785,462    $  19,677,928    $   2,935,315    $  12,050,890
Reinvestment of dividends and distributions                   1,016,465          789,377          395,805          387,333
Redeemed                                                    (15,418,187)      (7,929,556)      (8,973,951)     (10,939,187)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                         $     383,740    $  12,537,749    $  (5,642,831)   $   1,499,036
                                                          =============    =============    =============    =============

                                                                      EQUITY
                                                          ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                              2005              2004
                                                          -------------    -------------
CLASS X SHARES
SHARES
Sold                                                          1,880,891        1,593,619
Reinvestment of dividends and distributions                          --           95,965
Redeemed                                                     (7,127,359)      (7,702,311)
                                                          -------------    -------------
NET DECREASE - CLASS X                                       (5,246,468)      (6,012,727)
                                                          =============    =============
AMOUNT
Sold                                                      $  47,036,045    $  35,668,551
Reinvestment of dividends and distributions                          --        2,309,867
Redeemed                                                   (176,395,272)    (170,755,440)
                                                          -------------    -------------
NET DECREASE - CLASS X                                    $(129,359,227)   $(132,777,022)
                                                          =============    =============
CLASS Y SHARES
SHARES
Sold                                                            739,898        1,197,646
Reinvestment of dividends and distributions                          --            9,992
Redeemed                                                     (1,187,566)      (1,014,296)
                                                          -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                              (447,668)         193,342
                                                          =============    =============
AMOUNT
Sold                                                      $  18,309,719    $  26,214,646
Reinvestment of dividends and distributions                          --          240,112
Redeemed                                                    (29,514,669)     (22,373,399)
                                                          -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                         $ (11,204,950)   $   4,081,359
                                                          =============    =============

                                                                 S&P 500 INDEX                     GLOBAL ADVANTAGE
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2005             2004             2005              2004
                                                          -------------    -------------    -------------    -------------
CLASS X SHARES
SHARES
Sold                                                          1,671,512        4,952,549          358,007          738,226
Reinvestment of dividends and distributions                     175,779          122,702            7,556           14,224
Redeemed                                                     (4,538,402)      (6,666,531)      (1,045,383)      (1,371,181)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                       (2,691,111)      (1,591,280)        (679,820)        (618,731)
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $  18,550,567    $  51,673,870    $   2,941,752    $   5,510,451
Reinvestment of dividends and distributions                   1,907,197        1,276,097           59,993          106,256
Redeemed                                                    (50,287,505)     (69,220,355)      (8,548,051)     (10,203,963)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                    $ (29,829,741)   $ (16,270,388)   $  (5,546,306)   $  (4,587,256)
                                                          =============    =============    =============    =============
CLASS Y SHARES
SHARES
Sold                                                          4,166,002        4,035,180           92,468          320,294
Reinvestment of dividends and distributions                     222,054          116,229              635            4,047
Redeemed                                                     (4,238,508)      (2,303,112)        (223,229)        (248,938)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                               149,548        1,848,297         (130,126)          75,403
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $  45,558,498    $  41,876,646    $     748,504    $   2,383,553
Reinvestment of dividends and distributions                   2,393,740        1,201,806            5,014           30,070
Redeemed                                                    (46,249,709)     (23,758,023)      (1,817,634)      (1,838,035)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                         $   1,702,529    $  19,320,429    $  (1,064,116)   $     575,588
                                                          =============    =============    =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                   AGGRESSIVE EQUITY                  INFORMATION
                                                          ------------------------------    ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED            ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2005             2004            2005              2004
                                                          -------------    -------------    -------------    -------------
CLASS X SHARES
SHARES
Sold                                                            826,424        1,396,615          418,310        1,375,957
Reinvestment of dividends and distributions                          --              394               --               --
Redeemed                                                     (1,558,559)      (2,239,000)        (715,147)      (1,576,724)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                         (732,135)        (841,991)        (296,837)        (200,767)
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $   9,603,368    $  14,288,798    $   2,002,059    $   6,656,455
Reinvestment of dividends and distributions                          --            4,053               --               --
Redeemed                                                    (17,983,235)     (22,783,383)      (3,402,882)      (7,465,602)
                                                          -------------    -------------    -------------    -------------
NET DECREASE - CLASS X                                    $  (8,379,867)   $  (8,490,532)   $  (1,400,823)   $    (809,147)
                                                          =============    =============    =============    =============
CLASS Y SHARES
SHARES
Sold                                                            287,858          390,968          106,584          456,147
Reinvestment of dividends and distributions                          --               --               --               --
Redeemed                                                       (570,455)        (574,466)        (871,904)        (600,682)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                              (282,597)        (183,498)        (765,320)        (144,535)
                                                          =============    =============    =============    =============
AMOUNT
Sold                                                      $   3,324,353    $   3,914,063    $     505,646    $   2,145,532
Reinvestment of dividends and distributions                          --               --               --               --
Redeemed                                                     (6,503,137)      (5,769,917)      (4,074,921)      (2,715,444)
                                                          -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                         $  (3,178,784)   $  (1,855,854)   $  (3,569,275)   $    (569,912)
                                                          =============    =============    =============    =============

                                                                    STRATEGIST
                                                          ------------------------------
                                                           FOR THE YEAR     FOR THE YEAR
                                                              ENDED            ENDED
                                                           DECEMBER 31,     DECEMBER 31,
                                                               2005             2004
                                                          -------------    -------------
CLASS X SHARES
SHARES
Sold                                                          1,913,234        1,641,246
Reinvestment of dividends and distributions                   2,189,787          440,705
Redeemed                                                     (6,845,272)      (6,604,570)
                                                          -------------    -------------
NET DECREASE - CLASS X                                       (2,742,251)      (4,522,619)
                                                          =============    =============
AMOUNT
Sold                                                      $  30,623,256    $  25,739,857
Reinvestment of dividends and distributions                  33,495,348        7,003,067
Redeemed                                                   (110,014,244)    (103,360,189)
                                                          -------------    -------------
NET DECREASE - CLASS X                                    $ (45,895,640)   $ (70,617,265)
                                                          =============    =============
CLASS Y SHARES
SHARES
Sold                                                            897,997          990,748
Reinvestment of dividends and distributions                     676,749          103,744
Redeemed                                                     (1,439,668)        (983,210)
                                                          -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                               135,078          111,282
                                                          =============    =============
AMOUNT
Sold                                                      $  14,293,901    $  15,538,779
Reinvestment of dividends and distributions                  10,331,448        1,648,939
Redeemed                                                    (22,979,450)     (15,400,856)
                                                          -------------    -------------
NET INCREASE (DECREASE) - CLASS Y                         $   1,645,899    $   1,786,862
                                                          =============    =============

MORGAN STANLEY VARIABLE INVESTMENT SERIES
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of fifteen Portfolios ("Portfolios") which commenced operations as follows:

                               COMMENCEMENT OF
PORTFOLIO                         OPERATIONS
-------------------------   --------------------
Money Market                       March 9, 1984
Limited Duration                     May 4, 1999
Income Plus (formerly
  Quality Income Plus)             March 1, 1987
High Yield                         March 9, 1984
Utilities                          March 1, 1990
Income Builder                  January 21, 1997
Dividend Growth                    March 1, 1990
Global Dividend Growth         February 23, 1994
European Equity                    March 1, 1991
Equity                             March 9, 1984
S&P 500 Index                       May 18, 1998
Global Advantage                    May 18, 1998
Aggressive Equity                    May 4, 1999
Information                     November 6, 2000
Strategist                         March 1, 1987

On June 5, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered by Metropolitan Life Insurance Company (formerly Paragon Life Insurance Company) and other contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Portfolio are as follows:

     PORTFOLIO                            INVESTMENT OBJECTIVE
--------------------     -------------------------------------------------------
  Money Market           Seeks high current income, preservation of capital and
                         liquidity.

Limited Duration         Seeks to provide a high level of current income
                         consistent with the preservation of capital.

  Income Plus            Seeks, as its primary objective, to provide a high
                         level of current income and, as a secondary objective,
                         capital appreciation, but only when consistent with its
                         primary objective.

  High Yield             Seeks, as its primary objective, to provide a high
                         level of current income and, as a secondary objective,
                         capital appreciation, but only when consistent with its
                         primary objective.

   Utilities             Seeks both capital appreciation and current income.

       PORTFOLIO                          INVESTMENT OBJECTIVE
----------------------   -------------------------------------------------------
    Income Builder       Seeks, as its primary objective, to earn
                         reasonable income and, as a secondary objective,
                         growth of capital.

    Dividend Growth      Seeks to provide reasonable current income and
                         long-term growth of income and capital.

Global Dividend Growth   Seeks to provide reasonable current income and
                         long-term growth of income and capital.

    European Equity      Seeks to maximize the capital appreciation of its
                         investments.

        Equity Seeks, as its primary objective, growth of capital and, as a secondary objective, income, but only when consistent with its primary objective.

     S&P500 Index        Seeks to provide investment results that, before
                         expenses, correspond to the total return of the
                         Standards & Poor's 500(R) Composite Stock Price Index.

   Global Advantage      Seeks long-term capital growth.

   Aggressive Equity     Seeks long-term capital growth.

      Information        Seeks long-term capital appreciation.

      Strategist         Seeks a high total investment return.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Money Market: securities are valued at amortized cost which approximates market value. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price;
(2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (and/or, in the case of Global Dividend Growth, European Equity and Global Advantage, Morgan Stanley Investment Management Limited, (the "Sub Adviser")) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuation of such securities are determined (that is, close of the foreign market on which the securities trade ) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuation may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(7) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees and; (8) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments, known as variation margin, are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date.

I. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios. The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by a Portfolio.

J. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolios' net assets determined at the close of each business day.

Money Market -- 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion and 0.275% to the portion of the daily net assets in excess of $1.5 billion.

Limited Duration -- 0.30%.

Income Plus -- 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion and 0.22% to the portion of the daily net assets in excess of $1.25 billion.

High Yield -- 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.22% to the portion of the daily net assets in excess of $3 billion.

Utilities -- 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion and 0.345% to the portion of the daily net assets in excess of $5 billion.

Income Builder -- 0.67% to the portion of the daily net assets not exceeding $500 million and 0.645% to the portion of the daily net assets in excess of $500 million.

Dividend Growth -- 0.545% to the portion of daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

Global Dividend Growth -- 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion and 0.545% to the portion of the daily net assets in excess of $4.5 billion.

European Equity -- 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.745% to the portion of the daily net assets in excess of $3 billion.

Equity -- 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

S&P 500 Index -- 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of daily net assets in excess of $2 billion. (Prior to June 1, 2005, 0.12%)

Global Advantage -- 0.57% to the portion of the daily net assets not exceeding $1.5 billion and 0.545% to the portion of the daily net assets in excess of $1.5 billion.

Aggressive Equity -- 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.595% to the portion of the daily net assets in excess of $3 billion.

Information -- 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $3 billion and 0.62% to the portion of the daily net assets in excess of $3 billion.

Strategist -- 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets in excess of $1.5 billion.

Under the Sub-Advisory Agreements between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides Global Dividend Growth, European Equity and Global Advantage with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid the Sub-Adviser compensation in the amounts of $746,562, $683,492, and $75,014, respectively, for the year ended December 31, 2005.

Effective December 30, 2005, any services previously provided by the Sub-Adviser to Global Advantage, are now being provided by the Investment Adviser.

The Investment Adviser has agreed to cap European Equity (effective June 1,
2005) and S&P 500 Index's operating expenses (except for distribution fees) by assuming the Portfolio's "other expenses" and/or waiving the Portfolio's advisory fees, and Morgan Stanley Services Inc. ("the Administrator") has agreed to waive the Portfolio's administrative fees, to the extent such operating expenses exceed 1.00% and 0.40%, respectively, of the average daily net assets of the Portfolio on an annualized basis.

Pursuant to an Administration Agreement with the Administrator, an affiliate of the Investment Adviser and Sub-Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to the Portfolio's daily net assets.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/prepayments/maturities of portfolio securities, excluding short-term investments (except Money Market), for the year ended December 31, 2005 were as follows:

                               U.S. GOVERNMENT SECURITIES                      OTHER
                         ------------------------------------  -----------------------------------
                                           SALES/PREPAYMENTS/                   SALES/PREPAYMENTS/
                            PURCHASES         MATURITIES          PURCHASES        MATURITIES
                         ---------------   ------------------  ---------------  ------------------
Money Market             $    39,433,125   $       87,024,000  $ 3,048,117,684  $    3,027,083,546
Limited Duration              58,176,551           52,240,754       30,911,991          47,614,620
Income Plus                  108,290,308           72,399,188      129,376,849         226,513,620
High Yield                            --                   --       36,222,448          48,884,219
Utilities                        179,988              176,099       56,343,518          88,865,150
Income Builder                        --                   --       23,930,353          38,071,919
Dividend Growth                       --                   --      292,680,053         473,278,463
Global Dividend Growth                --                   --       50,942,034          91,498,114
European Equity                       --                   --      116,596,361         164,380,244
Equity                                --                   --      419,058,035         534,410,689
S&P 500 Index                         --                   --       13,048,963          39,033,807
Global Advantage                      --                   --       27,278,650          34,159,269
Aggressive Equity                     --                   --       52,846,199          65,534,504
Information                           --                   --       17,297,317          22,566,161
Strategist                    68,089,775          106,049,353      104,314,097         175,763,364

The following Portfolios had transactions with the following affiliates of the
Fund:

                                                                  NET REALIZED
PORTFOLIO                ISSUER          PURCHASES      SALES      GAINS/LOSS      INCOME        VALUE
----------------  --------------------  -----------  -----------  ------------  -----------  -------------
Limited Duration  Allstate Corp.(The)            --           --            --  $    15,183  $     568,662
                  MetLife, Inc.         $   682,977           --            --       16,396        852,427
Income Plus       MetLife, Inc.                  --  $ 3,520,180  $     53,899      182,013             --
Income Builder    MetLife, Inc.           1,100,000       79,006         2,704       28,050      1,212,200
Dividend Growth   Citigroup, Inc.*        4,151,057    5,694,842     2,684,113      825,844     22,178,647
S&P 500 Index     Allstate Corp. (The)        7,477      118,358        27,597       21,430        850,143
                  MetLife, Inc.              44,166       75,147         6,179        9,552        900,081
                  Morgan Stanley             56,519      168,520       (48,490)      30,271      1,482,559
                  Citigroup, Inc.*          186,172      714,051       (19,682)     228,900      5,951,234
Global Advantage  Allstate Corp.(The)       307,986      341,615        33,629        3,616             --
                  MetLife, Inc.             314,746       33,716         1,922        3,278        303,947
Strategist        Allstate Corp.(The)       281,009      460,519       304,108       89,538      3,531,852

----------
* CITIGROUP, INC. IS AN AFFILIATE OF DIVIDEND GROWTH AND S&P 500 INDEX ONLY.

The following Portfolios had transactions with other Morgan Stanley funds during the year ended December 31, 2005:

                                                       NET REALIZED
                           PURCHASES        SALES          GAINS
                         ------------   ------------   ------------
Utilities                $    839,129   $    610,350   $    202,332
Income Builder                127,239          7,104            717
Dividend Growth               381,102      1,039,805        739,488
Global Dividend Growth             --        656,287         70,560
Equity                      1,951,434      3,472,267      1,134,614
Global Advantage              180,544             --             --
Aggressive Equity              23,907         22,072         13,352

For the year ended December 31, 2005, Utilities had open payables of $607,650, and Utilities, Equity and Strategist had open receivables of $673,676, $3,231,787 and $2,001,046, respectively, with Morgan Stanley & Co., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor.

For the year ended December 31, 2005, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio:

                                             GLOBAL
                   INCOME      DIVIDEND     DIVIDEND
    UTILITIES      BUILDER      GROWTH       GROWTH       EQUITY
    ---------    ----------   ----------   ----------   ----------
    $  64,079    $       70   $  102,753   $    1,486   $  113,840
    =========    ==========   ==========   ==========   ==========

      GLOBAL     AGGRESSIVE
     ADVANTAGE     EQUITY    INFORMATION   STRATEGIST
    ----------   ----------  -----------   ----------
    $      927   $    1,619  $     8,653   $   98,115
    ==========   ==========  ===========   ==========

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Aggregate pension costs for the year ended December 31, 2005 included in Trustees' fees and expenses in the Statements of Operations and the accrued pension liability included in accrued expenses in the Statements of Assets and Liabilities are as follows:

                                           AGGREGATE PENSION COSTS
    -----------------------------------------------------------------------------------------------------
                                                                                                 GLOBAL
       MONEY       LIMITED                    HIGH                     INCOME       DIVIDEND    DIVIDEND
      MARKET      DURATION    INCOME PLUS     YIELD      UTILITIES     BUILDER       GROWTH      GROWTH
    ----------   ----------   -----------  ----------   ----------   ----------   -----------  ----------
    $      480   $      314   $       807  $      150   $      325   $       95   $     1,573  $      456
    ==========   ==========   ===========  ==========   ==========   ==========   ===========  ==========

     EUROPEAN                   S&P 500      GLOBAL     AGGRESSIVE
      EQUITY       EQUITY        INDEX      ADVANTAGE     EQUITY     STRATEGIST   INFORMATION
    ----------   ----------   -----------  ----------   ----------   ----------   -----------
    $      372   $    1,161   $       460  $       20   $      113   $      606   $        33
    ==========   ==========   ===========  ==========   ==========   ==========   ===========

                                          ACCRUED PENSION LIABILITY
    -----------------------------------------------------------------------------------------------------
                                                                                                 GLOBAL
       MONEY       LIMITED                    HIGH                     INCOME      DIVIDEND     DIVIDEND
      MARKET      DURATION    INCOME PLUS     YIELD      UTILITIES     BUILDER      GROWTH       GROWTH
    ----------   ----------   -----------  ----------   ----------   ----------   -----------  ----------
    $   11,999   $      191   $     7,727  $    3,920   $    6,101   $    1,085   $    11,560  $    1,479
    ==========   ==========   ===========  ==========   ==========   ==========   ===========  ==========

     EUROPEAN                   S&P 500      GLOBAL     AGGRESSIVE
      EQUITY       EQUITY        INDEX      ADVANTAGE     EQUITY     STRATEGIST   INFORMATION
    ----------   ----------   -----------  ----------   ----------   ----------   -----------
    $    1,817   $    7,066   $       428  $      512   $    1,023   $    8,895   $        43
    ==========   ==========   ===========  ==========   ==========   ==========   ===========

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid for the years ended December 31, 2004 and December 31, 2005 for all portfolios was the same as the book character shown on the Statement of Changes in Net Assets except as follows:

For the year ended December 31, 2004:

                                                        STRATEGIST
                                                      ---------------
Ordinary income                                       $     8,652,006
                                                      ===============

For the year ended December 31, 2005:

                                                        STRATEGIST
                                                      ---------------
Ordinary income                                       $     9,779,212
Long-term capital gains                                    34,047,584
                                                      ---------------
Total distributions                                   $    43,826,796
                                                      ===============

As of December 31, 2005, the tax-basis components of accumulated earnings (losses) were as follows:

                                       LIMITED                                HIGH                                 INCOME
                                      DURATION          INCOME PLUS           YIELD            UTILITIES           BUILDER
                                   ---------------    ---------------    ---------------    ---------------    ---------------
Undistributed ordinary income      $        65,337    $       155,690    $       390,562    $        24,507    $        15,237
Undistributed long-term gains                   --                 --                 --                 --                 --
                                   ---------------    ---------------    ---------------    ---------------    ---------------
Net accumulated earnings                    65,337            155,690            390,562             24,507             15,237
Capital loss carry forward*             (7,166,872)       (19,976,430)      (253,124,401)        (2,047,430)          (533,290)
Post-October losses                       (311,382)          (294,308)          (427,306)                --                 --
Temporary differences                         (442)            (8,364)          (333,832)            (6,388)            (1,212)
Net unrealized appreciation
  (depreciation)                        (3,683,605)         4,664,640        (64,899,977)        69,128,714          8,705,078
                                   ---------------    ---------------    ---------------    ---------------    ---------------
Total accumulated earnings
  (losses)                         $   (11,096,964)   $   (15,458,772)   $  (318,394,954)   $    67,099,403    $     8,185,813
                                   ===============    ===============    ===============    ===============    ===============

                                      DIVIDEND        GLOBAL DIVIDEND       EUROPEAN                               S&P 500
                                       GROWTH             GROWTH             EQUITY             EQUITY              INDEX
                                   ---------------    ---------------    ---------------    ---------------    ---------------
Undistributed ordinary income      $        13,533    $     4,700,109    $     3,104,178                 --    $     4,019,580
Undistributed long-term gains                   --          3,103,084                 --                 --                 --
                                   ---------------    ---------------    ---------------    ---------------    ---------------
Net accumulated earnings                    13,533          7,803,193          3,104,178                 --          4,019,580
Foreign tax credit pass-through                 --            389,008            576,614                 --                 --
Capital loss carryforward*            (345,611,138)                --        (37,282,312)   $  (503,251,862)       (34,159,496)
Post-October losses                             --            (45,900)                --                 --           (826,770)
Temporary differences                      (12,748)          (393,309)          (578,711)            (7,930)              (809)
Net unrealized appreciation            177,073,174         55,989,264         37,908,987        158,217,095         34,689,963
                                   ---------------    ---------------    ---------------    ---------------    ---------------
Total accumulated earnings
  (losses)                         $  (168,537,179)   $    63,742,256    $     3,728,756    $  (345,042,697)   $     3,722,468
                                   ===============    ===============    ===============    ===============    ===============

                                       GLOBAL           AGGRESSIVE
                                      ADVANTAGE           EQUITY           INFORMATION        STRATEGIST
                                   ---------------    ---------------    ---------------    ---------------
Undistributed ordinary income      $       200,356                 --                 --    $        59,053
Undistributed long-term gains                   --                 --                 --         29,251,149
                                   ---------------    ---------------    ---------------    ---------------
Net accumulated earnings                   200,356                 --                 --         29,310,202
Capital loss carry forward*            (22,435,174)   $   (45,320,095)   $    (5,343,020)                --
Post-October losses                        (31,894)                --             (2,280)                --
Temporary differences                         (559)            (1,110)               (17)            (9,496)
Net unrealized appreciation              2,919,343         14,678,908            634,866         65,131,758
                                   ---------------    ---------------    ---------------    ---------------
Total accumulated earnings
  (losses)                         $   (19,347,928)   $   (30,642,297)   $    (4,710,451)   $    94,432,464
                                   ===============    ===============    ===============    ===============

*As of December 31, 2005, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations.

                                                               AMOUNTS IN THOUSANDS
AVAILABLE THROUGH  ----------------------------------------------------------------------------------------------------------
DECEMBER 31,          2006        2007        2008        2009        2010        2011        2012        2013       TOTAL
-----------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Limited Duration           --          --          --          --  $      328  $    1,546  $    4,026  $    1,267  $    7,167
Income Plus                --          --          --          --      19,976          --          --          --      19,976
High Yield         $    2,735  $   10,786  $    7,524  $   47,273      63,495      81,458      24,098      15,755     253,124
Utilities                  --          --          --          --       2,047          --          --          --       2,047
Income Builder             --          --          --          --          12         521          --          --         533
Dividend Growth            --          --     107,340      55,108     134,941      48,222          --          --     345,611
European Equity            --          --          --       1,854      22,575      12,853          --          --      37,282
Equity                     --          --          --     372,446     130,806          --          --          --     503,252
S & P 500 Index            --          --          --       6,878      14,114          --       3,450       9,717      34,159
Global Advantage           --          --          --       8,263      14,172          --          --          --      22,435
Aggressive Equity          --          --          --      32,235      13,085          --          --          --      45,320
Information                --          --          --          23       5,320          --          --          --       5,343

During the year ended December 31, 2005, the following Portfolios utilized net capital loss carryforwards: Income Plus -- $11,026,091; Utilities -- $26,689,118; Income Builder -- $7,577,148; Dividend Growth -- $68,879,795;
Global Dividend Growth -- $13,005,296; European Equity -- $22,541,026; Equity -- $40,516,788; Global Advantage -- $2,088,407; Aggressive Equity -- $8,169,277;
Information -- $1,667,102.

At December 31, 2005, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

                                  TEMPORARY DIFFERENCES         PERMANENT DIFFERENCES
                               ---------------------------    -------------------------
                                  POST-          LOSS            FOREIGN       GAINS/
                                 OCTOBER    DEFERRALS FROM      CURRENCY      LOSSES ON
                                 LOSSES       WASH SALES      GAINS/LOSSES    PAYDOWNS
                               ---------    --------------    ------------    ---------
Limited Duration                   o                                             o
Income Plus                        o              o                              o
High Yield                         o              o                o             o
Utilities                                         o
Income Builder                                    o                              o
Dividend Growth                                   o
Global Dividend Growth             o              o                o
European Equity                                   o                o
S & P 500 Index                    o              o
Global Advantage                   o              o                o
Aggressive Equity                                 o
Information                        o              o                o
Strategist                                        o                              o

Additionally, the following Portfolios had other temporary differences: Global Advantage -- income from the mark-to-market of forward foreign currency contracts; Global Dividend Growth and European Equity -- foreign tax credit pass-through; Limited Duration, Income Plus, S&P 500 Index and Strategist -- capital gain/loss from the mark-to-market of futures contracts; High Yield -- income on bonds in default; Income Plus and Strategist -- capital loss deferral on straddles. The following Portfolios had permanent differences: Equity, Aggressive Equity and Information -- a net operating loss; Dividend Growth, S&P 500 Index and Aggressive Equity -- tax adjustment on real estate investment trusts held/sold. The following Portfolios had temporary and permanent differences attributable to book amortization of premiums/discounts on debt securities: Limited Duration, Income Plus, High Yield, Utilities, Income Builder and Strategist.

To reflect reclassifications arising from the permanent differences, the following accounts were (charged) credited:

                        ACCUMULATED UNDISTRIBUTED      ACCUMULATED UNDISTRIBUTED
                      NET INVESTMENT INCOME (LOSS)      NET REALIZED GAIN (LOSS)     PAID-IN-CAPITAL
                      ----------------------------     -------------------------     ---------------
Limited Duration              $  1,051,101                   $ (1,026,113)            $    (24,988)
Income Plus                      2,433,441                     (2,433,441)                      --
High Yield                         321,383                       (321,383)                      --
Utilities                           10,899                        (10,899)                      --
Income Builder                      83,648                        (83,648)                      --
Dividend Growth                    (11,932)                        11,932                       --
Global Dividend Growth            (148,613)                       148,613                       --
European Equity                     85,881                        (85,881)                      --
Equity                             203,157                         49,846                 (253,003)
S&P 500 Index                      (30,868)                        30,868                       --
Global Advantage                  (152,594)                       152,594                       --
Aggressive Equity                  249,815                         21,008                 (270,823)
Information                        128,173                             58                 (128,231)
Strategist                         733,918                       (733,918)                      --

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

All of the Portfolios (except for Money Market, Income Plus, and S&P 500 Index) may enter into forward contracts to facilitate settlement of foreign currency denominated foreign securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The respective Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these forward contracts from the potential inability of the counterparties to meet the terms of their contracts.

All Portfolios (except Money Market, High Yield, Income Builder, Dividend Growth and Equity) may invest in futures contracts. Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The respective Portfolio bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these futures contracts from the potential inability of the counterparties to meet the terms of their contracts.

At December 31, 2005, European Equity's investments in securities of issuers in the United Kingdom and France represented 29.4% and 15.2%, respectively, of the Portfolio's net assets. These investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

At December 31, 2005, European Equity's and Information's cash balances consisted principally of interest bearing deposits with J.P. Morgan Chase Bank, the custodian of each Portfolio.

7. PORTFOLIO LIQUIDATION

On February 6, 2006, the Board of Trustees of Information recommended the liquidation of the Portfolio. The liquidation is subject to approval of the Portfolio's shareholders at a meeting to be held on June 16, 2006. If approved, the liquidation will occur on or about June 23, 2006. The value of the Portfolio's shares will be transferred to the Money Market Portfolio.

                 (This page has been intentionally left blank.)

MORGAN STANLEY VARIABLE INVESTMENT SERIES
FINANCIAL HIGHLIGHTS

                          NET ASSET
        YEAR                VALUE              NET          NET REALIZED        TOTAL FROM         DIVIDENDS
        ENDED             BEGINNING        INVESTMENT      AND UNREALIZED       INVESTMENT            TO
    DECEMBER 31,          OF PERIOD      INCOME (LOSS)*      GAIN (LOSS)        OPERATIONS       SHAREHOLDERS
--------------------   ---------------   ---------------   ---------------    ---------------   ---------------
MONEY MARKET
CLASS X SHARES
2001                   $          1.00   $         0.039                --    $         0.039   $        (0.039)**
2002                              1.00             0.013                --              0.013            (0.013)**
2003                              1.00             0.007                --              0.007            (0.007)**
2004                              1.00             0.009                --              0.009            (0.009)**
2005                              1.00             0.030                --              0.030            (0.030)
CLASS Y SHARES
2001                              1.00             0.036                --              0.036            (0.036)**
2002                              1.00             0.011                --              0.011            (0.011)**
2003                              1.00             0.004                --              0.004            (0.004)**
2004                              1.00             0.006                --              0.006            (0.006)**
2005                              1.00             0.030                --              0.030            (0.030)
LIMITED DURATION
CLASS X SHARES
2001                              9.96              0.40   $          0.26               0.66             (0.45)
2002                             10.17              0.27              0.13               0.40             (0.36)
2003                             10.17              0.21              0.01               0.22             (0.38)
2004                             10.01              0.28             (0.14)              0.14             (0.41)
2005                              9.74              0.31             (0.13)              0.18             (0.38)
CLASS Y SHARES
2001                              9.95              0.35              0.28               0.63             (0.42)
2002                             10.16              0.24              0.14               0.38             (0.34)
2003                             10.16              0.18              0.02               0.20             (0.36)
2004                             10.00              0.25             (0.14)              0.11             (0.38)
2005                              9.73              0.28             (0.14)              0.14             (0.35)
INCOME PLUS
CLASS X SHARES
2001                             10.22              0.61              0.34               0.95             (0.62)
2002                             10.55              0.58             (0.02)              0.56             (0.64)
2003                             10.47              0.56              0.30               0.86             (0.60)
2004                             10.73              0.55             (0.01)              0.54             (0.59)
2005                             10.68              0.51             (0.15)              0.36             (0.55)
CLASS Y SHARES
2001                             10.21              0.57              0.36               0.93             (0.60)
2002                             10.54              0.54             (0.01)              0.53             (0.61)
2003                             10.46              0.54              0.29               0.83             (0.58)
2004                             10.71              0.52              0.01               0.53             (0.57)
2005                             10.67              0.48             (0.16)              0.32             (0.52)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              TOTAL           NET ASSET
        YEAR            DISTRIBUTIONS       DIVIDENDS           VALUE
        ENDED                TO                AND             END OF              TOTAL
    DECEMBER 31,        SHAREHOLDERS      DISTRIBUTIONS        PERIOD             RETURN+
--------------------   ---------------   ---------------   ---------------    ---------------
MONEY MARKET
CLASS X SHARES
2001                                --   $        (0.039)  $          1.00               3.94%
2002                                --            (0.013)             1.00               1.34
2003                                --            (0.007)             1.00               0.67
2004                                --            (0.009)             1.00               0.87
2005                                --            (0.030)             1.00               2.79
CLASS Y SHARES
2001                                --            (0.036)             1.00               3.68
2002                                --            (0.011)             1.00               1.08
2003                                --            (0.004)             1.00               0.42
2004                                --            (0.006)             1.00               0.62
2005                                --            (0.030)             1.00               2.53
LIMITED DURATION
CLASS X SHARES
2001                                --             (0.45)            10.17               6.72
2002                   $         (0.04)            (0.40)            10.17               4.06
2003                                --             (0.38)            10.01               2.23
2004                                --             (0.41)             9.74               1.42
2005                                --             (0.38)             9.54               1.87
CLASS Y SHARES
2001                                --             (0.42)            10.16               6.49
2002                             (0.04)            (0.38)            10.16               3.81
2003                                --             (0.36)            10.00               1.98
2004                                --             (0.38)             9.73               1.17
2005                                --             (0.35)             9.52               1.51
INCOME PLUS
CLASS X SHARES
2001                                --             (0.62)            10.55               9.57
2002                                --             (0.64)            10.47               5.51
2003                                --             (0.60)            10.73               8.45
2004                                --             (0.59)            10.68               5.23
2005                                --             (0.55)            10.49               3.33
CLASS Y SHARES
2001                                --             (0.60)            10.54               9.33
2002                                --             (0.61)            10.46               5.26
2003                                --             (0.58)            10.71               8.09
2004                                --             (0.57)            10.67               5.07
2005                                --             (0.52)            10.47               3.08

                                                RATIOS TO AVERAGE
                                                   NET ASSETS***
                         NET ASSETS      ---------------------------------
        YEAR               END OF                                NET             PORTFOLIO
        ENDED              PERIOD                            INVESTMENT          TURNOVER
    DECEMBER 31,           (000'S)          EXPENSES        INCOME (LOSS)          RATE
--------------------   ---------------   ---------------    --------------    ---------------
MONEY MARKET
CLASS X SHARES
2001                   $       452,765              0.51%             3.69%               N/A
2002                           432,817              0.51              1.32                N/A
2003                           251,779              0.52              0.69                N/A
2004                           178,600              0.53              0.85                N/A
2005                           144,352              0.54              2.74                N/A
CLASS Y SHARES
2001                           105,952              0.76              3.44                N/A
2002                           133,506              0.76              1.07                N/A
2003                            93,808              0.77              0.44                N/A
2004                            89,917              0.78              0.60                N/A
2005                            97,936              0.79              2.49                N/A
LIMITED DURATION
CLASS X SHARES
2001                            25,858              0.61(1)#          3.84(1)             133%
2002                            73,476              0.48              2.65                 58
2003                            64,576              0.51              2.02                215
2004                            52,784              0.49              2.77                128
2005                            42,872              0.45              3.17                 56
CLASS Y SHARES
2001                            25,050              0.86(1)#          3.59(1)             133
2002                            72,800              0.73              2.40                 58
2003                           125,616              0.76              1.77                215
2004                           125,764              0.74              2.52                128
2005                           126,020              0.70              2.92                 56
INCOME PLUS
CLASS X SHARES
2001                           452,757              0.53              5.82                150
2002                           423,685              0.52              5.57                106
2003                           363,555              0.53              5.30                 72
2004                           296,246              0.54              5.18                 28
2005                           235,256              0.54              4.80                 57
CLASS Y SHARES
2001                            54,115              0.78              5.57                150
2002                           102,262              0.77              5.32                106
2003                           140,629              0.78              5.05                 72
2004                           176,054              0.79              4.93                 28
2005                           197,968              0.79              4.55                 57

                          NET ASSET
        YEAR                VALUE              NET          NET REALIZED        TOTAL FROM         DIVIDENDS
        ENDED             BEGINNING        INVESTMENT      AND UNREALIZED       INVESTMENT            TO
    DECEMBER 31,          OF PERIOD      INCOME (LOSS)*      GAIN (LOSS)        OPERATIONS       SHAREHOLDERS
--------------------   ---------------   ---------------   ---------------    ---------------   ---------------
HIGH YIELD
CLASS X SHARES
2001                   $          2.43   $          0.33   $         (1.09)   $         (0.76)  $         (0.34)
2002                              1.33              0.26             (0.34)             (0.08)            (0.22)
2003                              1.03              0.16              0.10               0.26             (0.11)
2004                              1.18              0.09              0.02               0.11             (0.09)
2005                              1.20              0.08             (0.06)              0.02             (0.08)
CLASS Y SHARES
2001                              2.43              0.32             (1.08)             (0.76)            (0.34)
2002                              1.33              0.24             (0.32)             (0.08)            (0.22)
2003                              1.03              0.15              0.11               0.26             (0.11)
2004                              1.18              0.09              0.02               0.11             (0.09)
2005                              1.20              0.08             (0.06)              0.02             (0.08)
UTILITIES
CLASS X SHARES
2001                             21.69              0.39             (5.74)             (5.35)            (0.41)
2002                             14.73              0.37             (3.72)             (3.35)            (0.38)
2003                             11.00              0.34              1.54               1.88             (0.35)
2004                             12.53              0.34              2.21               2.55             (0.35)
2005                             14.73              0.37              1.77               2.14             (0.37)
CLASS Y SHARES
2001                             21.68              0.35             (5.74)             (5.39)            (0.37)
2002                             14.72              0.34             (3.72)             (3.38)            (0.35)
2003                             10.99              0.31              1.55               1.86             (0.32)
2004                             12.53              0.31              2.20               2.51             (0.32)
2005                             14.72              0.33              1.77               2.10             (0.33)
INCOME BUILDER
CLASS X SHARES
2001                             10.86              0.47             (0.22)              0.25             (0.48)
2002                             10.61              0.42             (1.22)             (0.80)            (0.42)
2003                              9.38              0.32              1.60               1.92             (0.32)
2004                             10.98              0.34              0.84               1.18             (0.42)
2005                             11.74              0.29              0.52               0.81             (0.33)
CLASS Y SHARES
2001                             10.85              0.42             (0.19)              0.23             (0.46)
2002                             10.60              0.39             (1.22)             (0.83)            (0.40)
2003                              9.36              0.31              1.58               1.89             (0.30)
2004                             10.95              0.32              0.83               1.15             (0.39)
2005                             11.71              0.26              0.53               0.79             (0.30)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 TOTAL            NET ASSET
        YEAR            DISTRIBUTIONS          DIVIDENDS            VALUE
        ENDED                TO                   AND              END OF             TOTAL
    DECEMBER 31,        SHAREHOLDERS         DISTRIBUTIONS         PERIOD            RETURN+
--------------------   ---------------      ---------------    ---------------   ---------------
HIGH YIELD
CLASS X SHARES
2001                                --      $         (0.34)   $          1.33            (33.75)%
2002                                --                (0.22)              1.03             (7.14)
2003                                --                (0.11)              1.18             27.73
2004                                --                (0.09)              1.20              9.84
2005                                --                (0.08)              1.14              2.18
CLASS Y SHARES
2001                                --                (0.34)              1.33            (33.92)
2002                                --                (0.22)              1.03             (7.36)
2003                                --                (0.11)              1.18             27.43
2004                                --                (0.09)              1.20              9.56
2005                                --                (0.08)              1.14              1.92
UTILITIES
CLASS X SHARES
2001                   $         (1.20)               (1.61)             14.73            (25.75)
2002                                --                (0.38)             11.00            (22.87)
2003                                --                (0.35)             12.53             17.34
2004                                --                (0.35)             14.73             20.66
2005                                --                (0.37)             16.50             14.62
CLASS Y SHARES
2001                             (1.20)               (1.57)             14.72            (25.98)
2002                                --                (0.35)             10.99            (23.08)
2003                                --                (0.32)             12.53             17.17
2004                                --                (0.32)             14.72             20.28
2005                                --                (0.33)             16.49             14.35
INCOME BUILDER
CLASS X SHARES
2001                             (0.02)++             (0.50)             10.61              2.30
2002                             (0.01)++             (0.43)              9.38             (7.64)
2003                                --                (0.32)             10.98             20.84
2004                                --                (0.42)             11.74             10.96
2005                                --                (0.33)             12.22              6.96
CLASS Y SHARES
2001                             (0.02)++             (0.48)             10.60              2.10
2002                             (0.01)++             (0.41)              9.36             (7.96)
2003                                --                (0.30)             10.95             20.51
2004                                --                (0.39)             11.71             10.72
2005                                --                (0.30)             12.20              6.71

                                                    RATIOS TO AVERAGE
                                                      NET ASSETS***
                         NET ASSETS         ----------------------------------
        YEAR               END OF                                    NET            PORTFOLIO
        ENDED              PERIOD                                INVESTMENT         TURNOVER
    DECEMBER 31,           (000'S)             EXPENSES         INCOME (LOSS)         RATE
--------------------   ---------------      ---------------    ---------------   ---------------
HIGH YIELD
CLASS X SHARES
2001                   $        64,470                 0.59%             17.33%               81%
2002                            45,503                 0.73              21.71                48
2003                            56,162                 0.70              14.09                59
2004                            48,990                 0.66               7.60                55
2005                            35,226                 0.87               6.81                48
CLASS Y SHARES
2001                             6,163                 0.84              17.08                81
2002                            10,797                 0.98              21.46                48
2003                            35,306                 0.95              13.84                59
2004                            39,547                 0.91               7.35                55
2005                            35,551                 1.12               6.56                48
UTILITIES
CLASS X SHARES
2001                           327,749                 0.67               2.19                32
2002                           189,936                 0.68               2.99                51
2003                           175,191                 0.70               2.94                35
2004                           168,148                 0.69               2.59                13
2005                           154,413                 0.70               2.31                29
CLASS Y SHARES
2001                            24,550                 0.92               1.94                32
2002                            20,157                 0.93               2.74                51
2003                            25,933                 0.95               2.69                35
2004                            30,289                 0.94               2.34                13
2005                            33,068                 0.95               2.06                29
INCOME BUILDER
CLASS X SHARES
2001                            63,060                 0.81               4.34                45
2002                            49,505                 0.80               4.20                75
2003                            51,890                 0.84               3.26                62
2004                            49,126                 0.82               3.07                38
2005                            39,562                 0.84               2.47                27
CLASS Y SHARES
2001                             7,147                 1.06               3.88                45
2002                            13,930                 1.05               3.95                75
2003                            42,443                 1.09               3.04                62
2004                            48,493                 1.07               2.82                38
2005                            45,918                 1.09               2.22                27

                             NET ASSET
        YEAR                   VALUE              NET          NET REALIZED        TOTAL FROM         DIVIDENDS
        ENDED                BEGINNING        INVESTMENT      AND UNREALIZED       INVESTMENT            TO
    DECEMBER 31,             OF PERIOD      INCOME (LOSS)*      GAIN (LOSS)        OPERATIONS       SHAREHOLDERS
--------------------      ---------------   ---------------   ---------------    ---------------   ---------------
DIVIDEND GROWTH
CLASS X SHARES
2001                      $         14.50   $          0.26   $         (1.02)   $         (0.76)  $         (0.26)
2002                                13.48              0.25             (2.66)             (2.41)            (0.25)
2003                                10.82              0.22              2.76               2.98             (0.23)
2004                                13.57              0.22              0.92               1.14             (0.23)
2005                                14.48              0.19              0.61               0.80             (0.19)
CLASS Y SHARES
2001                                14.49              0.22             (1.01)             (0.79)            (0.23)
2002                                13.47              0.22             (2.66)             (2.44)            (0.22)
2003                                10.81              0.19              2.75               2.94             (0.20)
2004                                13.55              0.19              0.92               1.11             (0.20)
2005                                14.46              0.15              0.62               0.77             (0.16)
GLOBAL DIVIDEND GROWTH
CLASS X SHARES
2001                                12.73              0.21             (1.00)             (0.79)            (0.33)
2002                                11.47              0.21             (1.62)             (1.41)            (0.19)
2003                                 9.87              0.18              2.94               3.12             (0.22)
2004                                12.77              0.21              1.68               1.89             (0.20)
2005                                14.46              0.27              0.63               0.90             (0.24)
CLASS Y SHARES
2001                                12.71              0.15             (0.96)             (0.81)            (0.33)
2002                                11.43              0.18             (1.61)             (1.43)            (0.18)
2003                                 9.82              0.15              2.91               3.06             (0.20)
2004                                12.68              0.18              1.66               1.84             (0.18)
2005                                14.34              0.23              0.64               0.87             (0.21)
EUROPEAN EQUITY
CLASS X SHARES
2001                                25.37              0.13             (4.47)             (4.34)            (0.26)
2002                                16.71              0.12             (3.66)             (3.54)            (0.20)
2003                                12.97              0.17              3.57               3.74             (0.13)
2004                                16.58              0.21              1.88               2.09             (0.20)
2005                                18.47              0.30              1.28               1.58             (0.23)
CLASS Y SHARES
2001                                25.33              0.05             (4.42)             (4.37)            (0.25)
2002                                16.65              0.08             (3.63)             (3.55)            (0.19)
2003                                12.91              0.13              3.56               3.69             (0.10)
2004                                16.50              0.16              1.88               2.04             (0.17)
2005                                18.37              0.25              1.26               1.51             (0.18)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                    TOTAL            NET ASSET
        YEAR               DISTRIBUTIONS          DIVIDENDS            VALUE
        ENDED                   TO                   AND              END OF             TOTAL
    DECEMBER 31,           SHAREHOLDERS         DISTRIBUTIONS         PERIOD            RETURN+
--------------------      ---------------      ---------------    ---------------   ---------------
DIVIDEND GROWTH
CLASS X SHARES
2001                                   --      $         (0.26)   $         13.48             (5.20)%
2002                                   --                (0.25)             10.82            (18.01)
2003                                   --                (0.23)             13.57             27.89
2004                                   --                (0.23)             14.48              8.46
2005                                   --                (0.19)             15.09              5.61
CLASS Y SHARES
2001                                   --                (0.23)             13.47             (5.42)
2002                                   --                (0.22)             10.81            (18.23)
2003                                   --                (0.20)             13.55             27.52
2004                                   --                (0.20)             14.46              8.21
2005                                   --                (0.16)             15.07              5.35
GLOBAL DIVIDEND GROWTH
CLASS X SHARES
2001                      $         (0.14)               (0.47)             11.47             (6.25)
2002                                   --                (0.19)              9.87            (12.52)
2003                                   --                (0.22)             12.77             32.07
2004                                   --                (0.20)             14.46             14.93
2005                                   --                (0.24)             15.12              6.34
CLASS Y SHARES
2001                                (0.14)               (0.47)             11.43             (6.44)
2002                                   --                (0.18)              9.82            (12.72)
2003                                   --                (0.20)             12.68             31.64
2004                                   --                (0.18)             14.34             14.65
2005                                   --                (0.21)             15.00              6.17
EUROPEAN EQUITY
CLASS X SHARES
2001                                (4.06)               (4.32)             16.71            (17.76)
2002                                   --                (0.20)             12.97            (21.36)
2003                                   --                (0.13)             16.58             29.03
2004                                   --                (0.20)             18.47             12.74
2005                                   --                (0.23)             19.82              8.69
CLASS Y SHARES
2001                                (4.06)               (4.31)             16.65            (17.92)
2002                                   --                (0.19)             12.91            (21.53)
2003                                   --                (0.10)             16.50             28.70
2004                                   --                (0.17)             18.37             12.48
2005                                   --                (0.18)             19.70              8.36

                                                       RATIOS TO AVERAGE
                                                         NET ASSETS***
                            NET ASSETS         ----------------------------------
        YEAR                  END OF                                    NET            PORTFOLIO
        ENDED                 PERIOD                                INVESTMENT         TURNOVER
    DECEMBER 31,              (000'S)             EXPENSES         INCOME (LOSS)         RATE
--------------------      ---------------      ---------------    ---------------   ---------------
DIVIDEND GROWTH
CLASS X SHARES
2001                      $     1,258,863                 0.55%              1.86%               19%
2002                              819,935                 0.57               1.98                21
2003                              865,039                 0.59               1.92                42
2004                              737,801                 0.58               1.60                43
2005                              582,259                 0.57               1.30                38
CLASS Y SHARES
2001                               60,393                 0.80               1.61                19
2002                               70,844                 0.82               1.73                21
2003                              118,445                 0.84               1.67                42
2004                              139,777                 0.83               1.35                43
2005                              143,577                 0.82               1.05                38
GLOBAL DIVIDEND GROWTH
CLASS X SHARES
2001                              285,158                 0.80               1.76                 9
2002                              201,022                 0.81               1.96                17
2003                              221,971                 0.82               1.73               103
2004                              213,836                 0.81               1.58                21
2005                              181,475                 0.82               1.88                20
CLASS Y SHARES
2001                               10,494                 1.05               1.51                 9
2002                               20,981                 1.06               1.71                17
2003                               47,524                 1.07               1.48               103
2004                               67,522                 1.05               1.34                21
2005                               71,123                 1.07               1.63                20
EUROPEAN EQUITY
CLASS X SHARES
2001                              316,196                 1.02               0.68                82
2002                              193,153                 1.05               0.82                92
2003                              198,424                 1.04               1.26                95
2004                              178,683                 1.04               1.24               103
2005                              144,969                 1.02(2)            1.60                61
CLASS Y SHARES
2001                               20,858                 1.27               0.43                82
2002                               22,133                 1.30               0.57                92
2003                               36,568                 1.29               1.01                95
2004                               42,333                 1.29               0.99               103
2005                               39,404                 1.27(2)            1.35                61

                          NET ASSET
        YEAR                VALUE              NET          NET REALIZED        TOTAL FROM         DIVIDENDS
        ENDED             BEGINNING        INVESTMENT      AND UNREALIZED       INVESTMENT            TO
    DECEMBER 31,          OF PERIOD      INCOME (LOSS)*      GAIN (LOSS)        OPERATIONS       SHAREHOLDERS
--------------------   ---------------   ---------------   ---------------    ---------------   ---------------
EQUITY
CLASS X SHARES
2001                   $         39.68   $          0.15   $        (10.12)   $         (9.97)  $         (0.16)
2002                             22.66              0.07             (4.87)             (4.80)            (0.08)
2003                             17.78              0.07              3.97               4.04             (0.07)
2004                             21.75              0.09              2.33               2.42             (0.10)
2005                             24.07                --              4.39               4.39                --
CLASS Y SHARES
2001                             39.66              0.06            (10.09)            (10.03)            (0.10)
2002                             22.64              0.03             (4.89)             (4.86)            (0.03)
2003                             17.75              0.02              3.98               4.00             (0.03)
2004                             21.72              0.05              2.31               2.36             (0.05)
2005                             24.03             (0.06)             4.37               4.31                --
S&P 500 INDEX
CLASS X SHARES
2001                             12.05              0.10             (1.57)             (1.47)            (0.10)
2002                             10.48              0.10             (2.45)             (2.35)            (0.09)
2003                              8.04              0.12              2.11               2.23             (0.10)
2004                             10.17              0.17              0.90               1.07             (0.10)
2005                             11.14              0.18              0.33               0.51             (0.19)
CLASS Y SHARES
2001                             12.04              0.08             (1.58)             (1.50)            (0.10)
2002                             10.44              0.08             (2.44)             (2.36)            (0.08)
2003                              8.00              0.09              2.10               2.19             (0.08)
2004                             10.11              0.15              0.88               1.03             (0.08)
2005                             11.06              0.15              0.33               0.48             (0.16)
GLOBAL ADVANTAGE
CLASS X SHARES
2001                             10.18              0.05             (2.36)             (2.31)            (0.06)
2002                              7.17              0.05             (1.53)             (1.48)            (0.06)
2003                              5.63              0.05              1.69               1.74             (0.07)
2004                              7.30              0.06              0.85               0.91             (0.03)
2005                              8.18              0.09              0.46               0.55             (0.02)
CLASS Y SHARES
2001                             10.16              0.02             (2.35)             (2.33)            (0.05)
2002                              7.14              0.03             (1.52)             (1.49)            (0.04)
2003                              5.61              0.04              1.68               1.71             (0.05)
2004                              7.27              0.04              0.85               0.89             (0.02)
2005                              8.14              0.07              0.45               0.52                --

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 TOTAL            NET ASSET
        YEAR            DISTRIBUTIONS          DIVIDENDS            VALUE
        ENDED                TO                   AND              END OF             TOTAL
    DECEMBER 31,        SHAREHOLDERS         DISTRIBUTIONS         PERIOD            RETURN+
--------------------   ---------------      ---------------    ---------------   ---------------
EQUITY
CLASS X SHARES
2001                   $         (6.89)     $         (7.05)   $         22.66            (26.87)%
2002                                --                (0.08)             17.78            (21.21)
2003                                --                (0.07)             21.75             22.80
2004                                --                (0.10)             24.07             11.14
2005                                --                   --              28.46             18.16
CLASS Y SHARES
2001                             (6.89)               (6.99)             22.64            (27.07)
2002                                --                (0.03)             17.75            (21.45)
2003                                --                (0.03)             21.72             22.55
2004                                --                (0.05)             24.03             10.86
2005                                --                   --              28.34             17.89
S&P 500 INDEX
CLASS X SHARES
2001                                --                (0.10)             10.48            (12.23)
2002                                --                (0.09)              8.04            (22.48)
2003                                --                (0.10)             10.17             27.85
2004                                --                (0.10)             11.14             10.59
2005                                --                (0.19)             11.46              4.64
CLASS Y SHARES
2001                                --                (0.10)             10.44            (12.53)
2002                                --                (0.08)              8.00            (22.67)
2003                                --                (0.08)             10.11             27.54
2004                                --                (0.08)             11.06             10.29
2005                                --                (0.16)             11.38              4.43
GLOBAL ADVANTAGE
CLASS X SHARES
2001                             (0.64)               (0.70)              7.17            (23.33)
2002                                --                (0.06)              5.63            (20.81)
2003                                --                (0.07)              7.30             31.12
2004                                --                (0.03)              8.18             12.54
2005                                --                (0.02)              8.71              6.80
CLASS Y SHARES
2001                             (0.64)               (0.69)              7.14            (23.53)
2002                                --                (0.04)              5.61            (20.94)
2003                                --                (0.05)              7.27             30.75
2004                                --                (0.02)              8.14             12.29
2005                                --                   --               8.66              6.44

                                                    RATIOS TO AVERAGE
                                                      NET ASSETS***
                         NET ASSETS         ----------------------------------
        YEAR               END OF                                    NET            PORTFOLIO
        ENDED              PERIOD                                INVESTMENT         TURNOVER
    DECEMBER 31,           (000'S)             EXPENSES         INCOME (LOSS)         RATE
--------------------   ---------------      ---------------    ---------------   ---------------
EQUITY
CLASS X SHARES
2001                   $     1,022,335                 0.51%              0.55%              329%
2002                           622,133                 0.51               0.36               223
2003                           616,027                 0.52               0.38               210
2004                           537,086                 0.53               0.41               137
2005                           485,662                 0.53               0.02                72
CLASS Y SHARES
2001                            61,110                 0.76               0.30               329
2002                            64,829                 0.76               0.11               223
2003                           100,400                 0.77               0.13               210
2004                           115,741                 0.78               0.16               137
2005                           123,803                 0.78              (0.23)               72
S&P 500 INDEX
CLASS X SHARES
2001                           165,465                 0.46               0.95                 4
2002                           110,789                 0.46               1.15                 5
2003                           135,767                 0.46               1.31                 0
2004                           130,944                 0.33               1.69                 4
2005                           103,899                 0.28               1.59                 5
CLASS Y SHARES
2001                            46,134                 0.71               0.70                 4
2002                            62,977                 0.71               0.90                 5
2003                           133,144                 0.71               1.06                 0
2004                           166,085                 0.58               1.44                 4
2005                           172,544                 0.53               1.34                 5
GLOBAL ADVANTAGE
CLASS X SHARES
2001                            40,084                 0.75               0.55                47
2002                            22,866                 0.80               0.72               119
2003                            25,598                 0.93               0.87                98
2004                            23,620                 0.84               0.79               111
2005                            19,227                 0.92               1.09                89
CLASS Y SHARES
2001                             5,869                 1.00               0.30                47
2002                             5,229                 1.05               0.47               119
2003                             9,308                 1.18               0.62                98
2004                            11,032                 1.09               0.54               111
2005                            10,618                 1.17               0.84                89

                          NET ASSET
        YEAR                VALUE              NET          NET REALIZED        TOTAL FROM         DIVIDENDS
        ENDED             BEGINNING        INVESTMENT      AND UNREALIZED       INVESTMENT            TO
    DECEMBER 31,          OF PERIOD      INCOME (LOSS)*      GAIN (LOSS)        OPERATIONS       SHAREHOLDERS
--------------------   ---------------   ---------------   ---------------    ---------------   ---------------
AGGRESSIVE EQUITY
CLASS X SHARES
2001                   $         14.31   $          0.02   $         (4.09)   $         (4.07)  $         (0.04)
2002                             10.20              0.01             (2.31)             (2.30)            (0.03)
2003                              7.87              0.01              2.04               2.05              0.00##
2004                              9.92             (0.02)             1.28               1.26              0.00###
2005                             11.18             (0.03)             2.62               2.59                --
CLASS Y SHARES
2001                             14.29             (0.01)            (4.08)             (4.09)            (0.03)
2002                             10.17             (0.01)            (2.31)             (2.32)            (0.01)
2003                              7.84             (0.01)             2.03               2.02                --
2004                              9.86             (0.04)             1.27               1.23                --
2005                             11.09             (0.06)             2.58               2.52                --
INFORMATION
CLASS X SHARES
2001                              9.31              0.08             (4.07)             (3.99)            (0.01)
2002                              5.31             (0.03)            (2.25)             (2.28)            (0.05)
2003                              2.98             (0.03)             1.85               1.82                --
2004                              4.80             (0.01)             0.18               0.17                --
2005                              4.97             (0.04)             0.06               0.02                --
CLASS Y SHARES
2001                              9.31              0.06             (4.06)             (4.00)            (0.01)
2002                              5.30             (0.04)            (2.25)             (2.29)            (0.04)
2003                              2.97             (0.04)             1.84               1.80                --
2004                              4.77             (0.02)             0.18               0.16                --
2005                              4.93             (0.05)             0.06               0.01                --

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 TOTAL            NET ASSET
        YEAR            DISTRIBUTIONS          DIVIDENDS            VALUE
        ENDED                TO                   AND              END OF             TOTAL
    DECEMBER 31,        SHAREHOLDERS         DISTRIBUTIONS         PERIOD            RETURN+
--------------------   ---------------      ---------------    ---------------   ---------------
AGGRESSIVE EQUITY
CLASS X SHARES
2001                                --      $         (0.04)   $         10.20            (28.46)%
2002                                --                (0.03)              7.87            (22.60)
2003                                --                   --               9.92             26.06
2004                                --                   --              11.18             12.71
2005                                --                   --              13.77             23.17
CLASS Y SHARES
2001                                --                (0.03)             10.17            (28.61)
2002                                --                (0.01)              7.84            (22.83)
2003                                --                   --               9.86             25.77
2004                                --                   --              11.09             12.47
2005                                --                   --              13.61             22.72
INFORMATION
CLASS X SHARES
2001                                --                (0.01)              5.31            (42.87)
2002                                --                (0.05)              2.98            (43.09)
2003                                --                   --               4.80             61.07
2004                                --                   --               4.97              3.54
2005                                --                   --               4.99              0.60
CLASS Y SHARES
2001                                --                (0.01)              5.30            (42.99)
2002                                --                (0.04)              2.97            (43.29)
2003                                --                   --               4.77             60.61
2004                                --                   --               4.93              3.35
2005                                --                   --               4.94              0.20

                                                    RATIOS TO AVERAGE
                                                      NET ASSETS***
                         NET ASSETS         ----------------------------------
        YEAR               END OF                                    NET            PORTFOLIO
        ENDED              PERIOD                                INVESTMENT         TURNOVER
    DECEMBER 31,           (000'S)             EXPENSES         INCOME (LOSS)         RATE
--------------------   ---------------      ---------------    ---------------   ---------------
AGGRESSIVE EQUITY
CLASS X SHARES
2001                   $        69,418                 0.84%              0.21%              409%
2002                            39,724                 0.84               0.07               268
2003                            42,363                 0.87               0.10               195
2004                            38,347                 0.85              (0.16)              185
2005                            37,130                 0.86              (0.29)               85
CLASS Y SHARES
2001                            18,652                 1.09              (0.04)              409
2002                            17,575                 1.09              (0.18)              268
2003                            26,519                 1.12              (0.15)              195
2004                            27,793                 1.10              (0.41)              185
2005                            30,283                 1.11              (0.54)               85
INFORMATION
CLASS X SHARES
2001                             4,434                   --(1)            1.27(1)            170
2002                             2,002                 1.12              (0.88)              150
2003                             5,289                 1.12              (0.88)              176
2004                             4,478                 0.97              (0.18)               99
2005                             3,021                 1.19              (0.76)              130
CLASS Y SHARES
2001                             7,427                 0.25(1)            1.02(1)            170
2002                             5,066                 1.37              (1.13)              150
2003                            13,189                 1.37              (1.13)              176
2004                            12,905                 1.22              (0.43)               99
2005                             9,165                 1.44              (1.01)              130

                          NET ASSET
        YEAR                VALUE              NET          NET REALIZED        TOTAL FROM         DIVIDENDS
        ENDED             BEGINNING        INVESTMENT      AND UNREALIZED       INVESTMENT            TO
    DECEMBER 31,          OF PERIOD      INCOME (LOSS)*      GAIN (LOSS)        OPERATIONS       SHAREHOLDERS
--------------------   ---------------   ---------------   ---------------    ---------------   ---------------
STRATEGIST
CLASS X SHARES
2001                   $         16.66   $          0.38   $         (2.05)   $         (1.67)  $         (0.39)
2002                             13.94              0.19             (1.56)             (1.37)            (0.21)
2003                             12.36              0.18              3.03               3.21             (0.23)
2004                             15.34              0.28              1.30               1.58             (0.32)++++
2005                             16.60              0.30              0.96               1.26             (0.32)
CLASS Y SHARES
2001                             16.65              0.32             (2.03)             (1.71)            (0.35)
2002                             13.93              0.16             (1.56)             (1.40)            (0.18)
2003                             12.35              0.14              3.03               3.17             (0.20)
2004                             15.32              0.24              1.30               1.54             (0.28)++++
2005                             16.58              0.26              0.96               1.22             (0.28)

----------
* THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
**   INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.
*** REFELECTS OVERALL PORTFOLIO RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++   DISTRIBUTION FROM PAID-IN-CAPITAL.
++++ INCLUDES DISTRIBUTIONS FROM PAID-IN-CAPITAL OF $0.002.
#    DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.06%
##   DISTRIBUTION OF INVESTMENT INCOME OF LESS THAN $0.001.
###  DISTRIBUTION OF INVESTMENT INCOME OF $0.001.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                 TOTAL            NET ASSET
        YEAR            DISTRIBUTIONS          DIVIDENDS            VALUE
        ENDED                TO                   AND              END OF             TOTAL
    DECEMBER 31,        SHAREHOLDERS         DISTRIBUTIONS         PERIOD            RETURN+
--------------------   ---------------      ---------------    ---------------   ---------------
STRATEGIST
CLASS X SHARES
2001                   $         (0.66)     $         (1.05)   $         13.94            (10.18)%
2002                                --                (0.21)             12.36             (9.89)
2003                                --                (0.23)             15.34             26.24
2004                                --                (0.32)             16.60             10.37
2005                             (1.49)               (1.81)             16.05              8.32
CLASS Y SHARES
2001                             (0.66)               (1.01)             13.93            (10.40)
2002                                --                (0.18)             12.35            (10.11)
2003                                --                (0.20)             15.32             25.88
2004                                --                (0.28)             16.58             10.12
2005                             (1.49)               (1.77)             16.03              8.06

                                                    RATIOS TO AVERAGE
                                                      NET ASSETS***
                         NET ASSETS         ----------------------------------
        YEAR               END OF                                    NET            PORTFOLIO
        ENDED              PERIOD                                INVESTMENT         TURNOVER
    DECEMBER 31,           (000'S)             EXPENSES         INCOME (LOSS)         RATE
--------------------   ---------------      ---------------    ---------------   ---------------
STRATEGIST
CLASS X SHARES
2001                   $       522,655                 0.52%              2.53%              124%
2002                           372,254                 0.52               1.47               124
2003                           388,356                 0.52               1.31                93
2004                           345,215                 0.53               1.79                55
2005                           289,876                 0.54               1.84                46
CLASS Y SHARES
2001                            47,886                 0.77               2.28               124
2002                            57,651                 0.77               1.22               124
2003                            89,935                 0.77               1.06                93
2004                            99,165                 0.78               1.54                55
2005                            98,066                 0.79               1.59                46

----------
(1) IF THE INVESTMENT ADVISER HAD NOT "CAPPED" ALL EXPENSES (EXCEPT FOR DISTRIBUTION FEES) FOR LIMITED DURATION, AT 0.50% OF ITS DAILY NET ASSETS FOR THE PERIOD JUNE 1, 2001 THROUGH DECEMBER 31, 2001 AND HAD NOT ASSUMED ALL EXPENSES (EXCEPT FOR DISTRIBUTION FEES) AND WAIVED ITS ADVISORY FEE FOR THE YEAR ENDED DECEMBER 31, 2001 FOR INFORMATION, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.65% AND 3.80% , RESPECTIVELY, FOR LIMITED DURATION CLASS X SHARES AND 0.90% AND 3.55%, RESPECTIVELY, FOR LIMITED DURATION CLASS Y SHARES AND 1.62% AND (0.35)%, RESPECTIVELY, FOR INFORMATION CLASS X SHARES AND 1.87% AND (0.60)%, RESPECTIVELY, FOR INFORMATION CLASS Y SHARES.

(2) IF THE INVESTMENT ADVISER HAD NOT "CAPPED" ALL EXPENSES (EXCEPT FOR DISTRIBUTION FEES) FOR EUROPEAN EQUITY, AT 1.0% OF ITS DAILY NET ASSETS FOR THE PERIOD JUNE 1, 2005 THROUGH DECEMBER 31, 2005, THE RATIO OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.06% AND 1.31%, RESPECTIVELY.

MORGAN STANLEY VARIABLE INVESTMENT SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES:

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Variable Investment Series (the "Fund"), including the portfolios of investments comprising the Money Market Portfolio, Limited Duration Portfolio, Income Plus Portfolio (formerly Quality Income Plus Portfolio), High Yield Portfolio, Utilities Portfolio, Income Builder Portfolio, Dividend Growth Portfolio, Global Dividend Growth Portfolio, European Equity Portfolio, Equity Portfolio, S&P 500 Index Portfolio, Global Advantage Portfolio, Aggressive Equity Portfolio, Information Portfolio, and Strategist Portfolio (the "Portfolios"), as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Morgan Stanley Variable Investment Series as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 22, 2006

MORGAN STANLEY VARIABLE INVESTMENT SERIES
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                        TERM OF                                 IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***       HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Michael Bozic (64)                       Trustee      Since         Private Investor;        197            Director of various
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Director or Trustee                     business organizations.
Counsel to the Independent Trustees                                 of the Retail Funds
1177 Avenue of the Americas                                         (since April 1994)
New York, NY 10036                                                  and the
                                                                    Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Vice
                                                                    Chairman of Kmart
                                                                    Corporation
                                                                    (December 1998-
                                                                    October 2000),
                                                                    Chairman and Chief
                                                                    Executive Officer of
                                                                    Levitz Furniture
                                                                    Corporation
                                                                    (November 1995-
                                                                    November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department
                                                                    Stores (May 1991-
                                                                    July 1995); formerly
                                                                    variously Chairman,
                                                                    Chief Executive
                                                                    Officer, President
                                                                    and Chief Operating
                                                                    Officer (1987-1991)
                                                                    of the Sears
                                                                    Merchandise Group of
                                                                    Sears, Roebuck & Co.

Edwin J. Garn (73)                       Trustee      Since         Consultant; Director     197            Director of Franklin
1031 N. Chartwell Court                               January 1993  or Trustee of the                       Covey (time
Salt Lake City, UT 84103                                            Retail Funds (since                     management systems),
                                                                    January 1993) and the                   BMW Bank of North
                                                                    Institutional Funds                     America, Inc.
                                                                    (since July 2003);                      (industrial loan
                                                                    member of the Utah                      corporation), Escrow
                                                                    Regional Advisory                       Bank USA (industrial
                                                                    Board of Pacific                        loan corporation),
                                                                    Corp. (utility                          United Space
                                                                    company); formerly                      Alliance (joint
                                                                    Managing Director of                    venture between
                                                                    Summit Ventures LLC                     Lockheed Martin and
                                                                    (2000-2004)                             the Boeing Company)
                                                                    (lobbying and                           and Nuskin Asia
                                                                    consulting firm);                       Pacific (multilevel
                                                                    United States                           marketing); member
                                                                    Senator (R-Utah)                        of the board of
                                                                    (1974-1992) and                         various civic and
                                                                    Chairman, Senate                        charitable
                                                                    Banking Committee                       organizations.
                                                                    (1980-1986), Mayor
                                                                    of Salt Lake City,
                                                                    Utah (1971-1974),
                                                                    Astronaut, Space
                                                                    Shuttle Discovery
                                                                    (April 12-19, 1985),
                                                                    and Vice Chairman,
                                                                    Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (71)                     Trustee      Since         Retired; Director or     197            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the                          Group Inc. (private
Counsel to the Independent Trustees                   1997          Retail Funds (since                     mortgage insurance);
1177 Avenue of the Americas                                         September 1997) and                     Trustee and Vice
New York, NY 10036                                                  the Institutional                       Chairman of The
                                                                    Funds (since                            Field Museum of
                                                                    July 2003); formerly                    Natural History;
                                                                    associated with the                     director of various
                                                                    Allstate Companies                      other business and
                                                                    (1966-1994), most                       charitable
                                                                    recently as Chairman                    organizations.
                                                                    of The Allstate
                                                                    Corporation
                                                                    (March 1993-
                                                                    December 1994) and
                                                                    Chairman and Chief
                                                                    Executive Officer of
                                                                    its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company
                                                                    (July 1989-December
                                                                    1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                        TERM OF                                 IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***       HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Dr. Manuel H. Johnson (56)               Trustee      Since         Senior Partner,          197            Director of NVR,
c/o Johnson Smick Group, Inc.                         July 1991     Johnson Smick                           Inc. (home
888 16th Street, NW                                                 International, Inc.,                    construction);
Suite 740                                                           a consulting firm;                      Director of KFX
Washington, D.C. 20006                                              Chairman of the                         Energy; Director of
                                                                    Audit Committee and                     RBS Greenwich
                                                                    Director or Trustee                     Capital Holdings
                                                                    of the Retail Funds                     (financial holding
                                                                    (since July 1991) and                   company).
                                                                    the Institutional
                                                                    Funds (since July
                                                                    2003); Co-Chairman
                                                                    and a founder of the
                                                                    Group of Seven
                                                                    Council (G7C), an
                                                                    international
                                                                    economic commission;
                                                                    formerly Vice
                                                                    Chairman of the
                                                                    Board of Governors
                                                                    of the Federal
                                                                    Reserve System and
                                                                    Assistant Secretary
                                                                    of the U.S.
                                                                    Treasury.

Joseph J. Kearns (63)                    Trustee      Since         President, Kearns &      198            Director of Electro
c/o Kearns & Associates LLC                           July 2003     Associates LLC                          Rent Corporation
PMB754                                                              (investment                             (equipment leasing),
23852 Pacific Coast Highway                                         consulting); Deputy                     The Ford Family
Malibu, CA 90265                                                    Chairman of the                         Foundation, and the
                                                                    Audit Committee and                     UCLA Foundation.
                                                                    Director or Trustee
                                                                    of the Retail Funds
                                                                    (since July 2003)
                                                                    and the
                                                                    Institutional Funds
                                                                    (since August
                                                                    1994); previously
                                                                    Chairman of the
                                                                    Audit Committee of
                                                                    the Institutional
                                                                    Funds (October 2001-
                                                                    July 2003); formerly
                                                                    CFO of the
                                                                    J. Paul Getty Trust.

Michael E. Nugent (69)                   Trustee      Since         General Partner of       197            None
c/o Triumph Capital, L.P.                             July 1991     Triumph Capital,
445 Park Avenue                                                     L.P., a private
New York, NY 10022                                                  investment
                                                                    partnership;
                                                                    Chairman of the
                                                                    Insurance Committee
                                                                    and Director or
                                                                    Trustee of the
                                                                    Retail Funds (since
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Vice
                                                                    President, Bankers
                                                                    Trust Company and BT
                                                                    Capital Corporation
                                                                    (1984-1988).

Fergus Reid (73)                         Trustee      Since         Chairman of Lumelite     198            Trustee and Director
c/o Lumelite Plastics Corporation                     July 2003     Plastics                                of certain
85 Charles Colman Blvd.                                             Corporation;                            investment companies
Pawling, NY 12564                                                   Chairman of the                         in the JPMorgan
                                                                    Governance Committee                    Funds complex
                                                                    and Director                            managed by J.P.
                                                                    or Trustee of the                       Morgan Investment
                                                                    Retail Funds (since                     Management Inc.
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since June 1992).

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                        TERM OF                                 IN FUND
                                         POSITION(S)   OFFICE AND                               COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN        OTHER DIRECTORSHIPS
           INTERESTED TRUSTEE            REGISTRANT   TIME SERVED*   DURING PAST 5 YEARS**   BY TRUSTEE***       HELD BY TRUSTEE
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Charles A. Fiumefreddo (72)              Chairman of  Since         Chairman and             197            None.
c/o Morgan Stanley Trust                 the Board    July 1991     Director or Trustee
Harborside Financial Center,             and Trustee                of the Retail Funds
Plaza Two,                                                          (since July 1991) and
Jersey City, NJ 07311                                               the Institutional
                                                                    Funds (since July
                                                                    2003); formerly
                                                                    Chief Executive
                                                                    Officer of the
                                                                    Retail Funds (until
                                                                    September 2002).

James F. Higgins (57)                    Trustee      Since         Director or Trustee      197            Director of AXA
c/o Morgan Stanley Trust                              June 2000     of the Retail Funds                     Financial, Inc. and
Harborside Financial Center,                                        (since June 2000)                       The Equitable Life
Plaza Two,                                                          and the                                 Assurance Society of
Jersey City, NJ 07311                                               Institutional Funds                     the United States
                                                                    (since July 2003);                      (financial
                                                                    Senior Advisor of                       services).
                                                                    Morgan Stanley
                                                                    (since August 2000);
                                                                    Director of the
                                                                    Distributor and Dean
                                                                    Witter Realty Inc.;
                                                                    previously President
                                                                    and Chief Operating
                                                                    Officer of the
                                                                    Private Client Group
                                                                    of Morgan Stanley
                                                                    (May 1999-August
                                                                    2000), and President
                                                                    and Chief Operating
                                                                    Officer of
                                                                    Individual
                                                                    Securities of Morgan
                                                                    Stanley (February
                                                                    1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                     TERM OF
                                  POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF         HELD WITH        LENGTH OF
     EXECUTIVE OFFICER            REGISTRANT       TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------   ---------------   ---------------  ---------------------------------------------
Ronald E. Robison (66)         President and     Since May 2003   President (since September 2005) and
1221 Avenue of the Americas    Principal                          Principal Executive Officer of funds in the
New York, NY 10020             Executive                          Fund Complex (since May 2003); Managing
                               Officer                            Director of Morgan Stanley & Co. Incorporated
                                                                  and Morgan Stanley; Managing Director and
                                                                  Director of Morgan Stanley Investment
                                                                  Management Inc., Morgan Stanley Distribution
                                                                  Inc. and Morgan Stanley Distributors Inc.;
                                                                  Managing Director, Chief Administrative
                                                                  Officer and Director of Morgan Stanley
                                                                  Investment Advisors Inc. and Morgan Stanley
                                                                  Services Company Inc.; Chief Executive
                                                                  Officer and Director of Morgan Stanley Trust;
                                                                  Director of Morgan Stanley SICAV (since May
                                                                  2004); President (since September 2005) and
                                                                  Principal Executive Officer (since May 2003)
                                                                  of the Van Kampen Funds; previously,
                                                                  Executive Vice President (July 2003-September
                                                                  2005) of funds in the Fund Complex and the
                                                                  Van Kampen Funds. He was also previously
                                                                  President and Director of the Institutional
                                                                  Funds (March 2001-July 2003), Chief Global
                                                                  Operations Officer of Morgan Stanley
                                                                  Investment Management Inc. and Chief
                                                                  Executive Officer and Chairman of Van Kampen
                                                                  Investor Services.

J. David Germany (51)          Vice President    Since            Managing Director and Chief Investment
25 CabotSquare, Canary                           February 2006    Officer-Global Fixed Income of Morgan Stanley
Wharf, London,                                                    Investment Management Inc., Morgan Stanley
United Kingdom E144QA                                             Investment Advisors Inc., and Van Kampen Asset
                                                                  Management. Managing Director and Director of
                                                                  Morgan Stanley Investment Management Ltd.
                                                                  Vice President (since February 2006) of the
                                                                  Morgan Stanley Retail Funds and Morgan
                                                                  Stanley Institutional Funds.

Dennis F. Shea (52)            Vice President    Since            Managing Director and Chief Investment
1221 Avenue of the Americas                      February 2006    Officer-Global Equity of Morgan Stanley
New York, NY 10020                                                Investment Advisors Inc., Morgan Stanley
                                                                  Investment Management Inc. and VanKampen Asset
                                                                  Management. Vice President (since February
                                                                  2006) of the Morgan Stanley Retail Funds and
                                                                  Morgan Stanley Institutional Funds.
                                                                  Previously, Managing Director and Director of
                                                                  Global Equity Research at Morgan Stanley.

Barry Fink (50)                Vice President    Since            General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                      February 1997    Director (since December 2000) of Morgan
New York, NY 10020                                                Stanley Investment Management; Managing
                                                                  Director (since December 2000),of the
                                                                  Investment Adviser and the Administrator;
                                                                  Vice President of the Retail Funds; Assistant
                                                                  Secretary of Morgan Stanley DW; Vice
                                                                  President of the Institutional Funds (since
                                                                  July 2003); Managing Director, Secretary and
                                                                  Director of the Distributor; previously
                                                                  Secretary (February 1997-July 2003) and
                                                                  General Counsel (February 1997-April 2004) of
                                                                  the Retail Funds; previously Secretary
                                                                  (1997-2006) and Director (1997-2005 of the
                                                                  Investment Adviser and the Administrator; and
                                                                  Secretary and Director of the Distributor
                                                                  (1997-2005).

Amy R. Doberman (43)           Vice President    Since July 2004  Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                       Investment Management; Managing Director
New York, NY 10020                                                (since July 2004) and Secretary (since
                                                                  February 2006) of Morgan Stanley Investment
                                                                  Management Inc. and the Investment Adviser,
                                                                  Managing Director and Secretary of the
                                                                  Distributor (since February 2006); Managing
                                                                  Director (since February 2005) and Secretary
                                                                  (since February 2006) of the Administrator;
                                                                  Vice President of the Institutional and
                                                                  Retail Funds (since July 2004); various
                                                                  positions with the Van Kampen Funds and
                                                                  certain of their service providers;
                                                                  previously, Managing Director and General
                                                                  Counsel - Americas, UBS Global Asset
                                                                  Management (July 2000-July 2004).

                                                     TERM OF
                                  POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF         HELD WITH        LENGTH OF
     EXECUTIVE OFFICER            REGISTRANT       TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------   ---------------   ---------------  ---------------------------------------------
Carsten Otto (42)              Chief             Since October    Managing Director and U.S. Director of
1221 Avenue of the Americas    Compliance        2004             Compliance for Morgan Stanley Investment
New York, NY 10020             Officer                            Management Inc. (since October 2004);
                                                                  Managing Director of the Investment Adviser
                                                                  and Morgan Stanley Investment Management
                                                                  Inc.; formerly Assistant Secretary and
                                                                  Assistant General Counsel of the Morgan
                                                                  Stanley Retail Funds.

Stefanie V. Chang (39)         Vice President    Since July 2003  Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                       Incorporated, Morgan Stanley Investment
New York, NY 10020                                                Management Inc. and the Investment Adviser;
                                                                  Vice President of the Institutional Funds
                                                                  (since December 1997) and the Retail Funds
                                                                  (since July 2003); various positions with the
                                                                  Van Kampen Funds; formerly practiced law with
                                                                  the New York law firm of Rogers & Wells (now
                                                                  Clifford Chance US LLP).

Francis J. Smith (40)          Treasurer and     Treasurer since  Executive Director of the Investment Adviser
c/o Morgan Stanley Trust       Chief Financial   July 2003 and    and the Administration (since December 2001);
Harborside Financial Center,   Officer           Chief Financial  previously, Vice President of the Retail
Plaza Two,                                       Officer since    Funds (September 2002-July 2003); Vice
Jersey City, NJ 07311                            September 2002   President of the Investment Adviser and the
                                                                  Administrator (August 2000-November 2001).

Thomas F. Caloia (59)          Vice President    Since July 2003  Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                          Assistant Treasurer of the Investment
Harborside Financial Center,                                      Adviser, the Distributor and the
Plaza Two,                                                        Administrator; previously Treasurer of the
Jersey City, NJ 07311                                             Retail Funds (April 1989-July 2003); formerly
                                                                  First Vice President of the Investment
                                                                  Adviser, the Distributor and the
                                                                  Administrator.

Mary E. Mullin (38)            Secretary         Since July 2003  Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                       Incorporated, Morgan Stanley Investment
New York, NY 10020                                                Management Inc. and the Investment Adviser;
                                                                  Secretary of the Institutional Funds (since
                                                                  June 1999) and the Retail Funds (since July
                                                                  2003); formerly practiced law with the New
                                                                  York law firms of McDermott, Will & Emery and
                                                                  Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                 (This page has been intentionally left blank.)

                                    Trustees

                                  Michael Bozic
                             Charles A. Fiumefreddo
                                  Edwin J. Garn
                                 Wayne E. Hedien
                                James F. Higgins
                              Dr. Manuel H. Johnson
                                Joseph J. Kearns
                                Michael E. Nugent
                                   Fergus Reid

                                    Officers

                             Charles A. Fiumefreddo
                              CHAIRMAN OF THE BOARD

                                Ronald E. Robison
                    PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

                                J. David Germany
                                 VICE PRESIDENT

                                 Dennis F. Shea
                                 VICE PRESIDENT

                                   Barry Fink
                                 VICE PRESIDENT

                                 Amy R. Doberman
                                 VICE PRESIDENT

                                  Carsten Otto
                            CHIEF COMPLIANCE OFFICER

                                Stefanie V. Chang
                                 VICE PRESIDENT

                                Francis J. Smith
                      TREASURER AND CHIEF FINANCIAL OFFICER

                                Thomas F. Caloia
                                 VICE PRESIDENT

                                 Mary E. Mullin
                                    SECRETARY

                                 Transfer Agent
                              Morgan Stanley Trust
                     Harborside Financial Center, Plaza Two
                          Jersey City, New Jersey 07311

                  Independent Registered Public Accounting Firm
                              Deloitte & Touche LLP
                           Two World Financial Center
                            New York, New York 10281

                               Investment Adviser
                     Morgan Stanley Investment Advisors Inc.
                           1221 Avenue of the Americas
                            New York, New York 10020

                                   Sub-Adviser
                   (Global Dividend Growth and European Equity
                        and Global Advantage Portfolios)
                  Morgan Stanley Investment Management Limited
                          25 Cabot Square, Canary Wharf
                         London, United Kingdom E14 4QA

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

                                     #40113A

RA06-00126P-Y12/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)      Not applicable.

        (3)      Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

        2005

                                              REGISTRANT        COVERED ENTITIES(1)
         AUDIT FEES                           $  387,503        N/A

         NON-AUDIT FEES
             AUDIT-RELATED FEES               $      540 (2)    $   (2)
             TAX FEES                         $   62,298 (3)    $   (4)
             ALL OTHER FEES                   $        -        $ -
         TOTAL NON-AUDIT FEES                 $   62,838        $

         TOTAL                                $  450,341        $

        2004

                                              REGISTRANT        COVERED ENTITIES(1)
         AUDIT FEES                           $  321,983        N/A

         NON-AUDIT FEES
             AUDIT-RELATED FEES               $      453 (2)    $ 3,746,495 (2)
             TAX FEES                         $   62,455 (3)    $    79,800 (4)
             ALL OTHER FEES                   $        -        $         - (5)
         TOTAL NON-AUDIT FEES                 $   62,908        $ 3,826,295

         TOTAL                                $  384,891        $ 3,826,295

        N/A- Not applicable, as not required by Item 4.

        (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

        (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

        (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

        (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

        (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

---------

(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

        MORGAN STANLEY RETAIL FUNDS
        Morgan Stanley Investment Advisors Inc.
        Morgan Stanley & Co. Incorporated
        Morgan Stanley DW Inc.
        Morgan Stanley Investment Management Inc.
        Morgan Stanley Investment Management Limited
        Morgan Stanley Investment Management Private Limited
        Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
        Van Kampen Asset Management
        Morgan Stanley Services Company, Inc.
        Morgan Stanley Distributors Inc.
        Morgan Stanley Trust FSB

        MORGAN STANLEY INSTITUTIONAL FUNDS
        Morgan Stanley Investment Management Inc.
        Morgan Stanley Investment Advisors Inc.
        Morgan Stanley Investment Management Limited
        Morgan Stanley Investment Management Private Limited
        Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
        Morgan Stanley & Co. Incorporated
        Morgan Stanley Distribution, Inc.
        Morgan Stanley AIP GP LP
        Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)     See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006


/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006